As filed with the Securities and Exchange Commission on August 30, 2001

                                             1933 Act Registration No. 33-53690
                                             1940 Act Registration No. 811-7310

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No.____________ [ ]
                      Post-Effective Amendment No. 34 [X]
                                                      ---

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                                                           -
                                 Amendment No. 32 [X]
                                               ------

                           (Check appropriate box or boxes.)

                                       ARK FUNDS
                  (Exact Name of Registrant as Specified in Charter)
                               One Freedom Valley Drive
                                    Oaks, PA 19456
                  (Address of principal executive offices) (zip code)

          Registrant's telephone number, including area code: (610) 676-1000

                                  THOMAS R. RUS
                                    Secretary
                                    ARK FUNDS
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   Copies to:
                              ALAN C. PORTER, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D C 20036-1800
                            Telephone (202) 778-9000


It is proposed that this filing will become effective:
[          ]      Immediately upon filing pursuant to Rule 485(b)
 ----------
[     X    ]      On August 31, 2001 pursuant to Rule 485(b)
 ----------
[          ]      60 days after filing pursuant to Rule 485(a)(1)
 ----------
[          ]      On                         pursuant to Rule 485(a)(1)
 ----------          -----------------------
[          ]      75 days after filing pursuant to Rule 485(a)(2)
 ----------
[          ]      On ______________ pursuant to Rule 485(a)(2)
 ----------


If appropriate, check the following box:
[          ]      This Post-Effective Amendment designates a new effective date
-----------       for a previously filed Post-Effective Amendment.

[ARK Funds Logo and Graphic Omitted]

August 31, 2001 Retail Class A&B Prospectus


                  U.S. Treasury Money Market Portfolio
                   U.S. Government Money Market Portfolio
                    Money Market Portfolio
                     Tax-Free Money Market Portfolio
                      Pennsylvania Tax-Free
                       Money Market Portfolio
                        Short-Term Treasury Portfolio
                         Maryland Tax-Free Portfolio
                          Pennsylvania Tax-Free Portfolio
                           Intermediate Fixed Income Portfolio
                            U.S. Government Bond Portfolio
                             Income Portfolio
                              Balanced Portfolio
                               Equity Income Portfolio
                                Value Equity Portfolio
                                 Equity Index Portfolio
                                  Blue Chip Equity Portfolio
                                   Capital Growth Portfolio
                                    Mid-Cap Equity Portfolio
                                     Small-Cap Equity Portfolio
                                      International Equity Portfolio
                                       Emerging Markets Equity Portfolio

                                                                    arkfunds.com
[Right Border Graphic Omitted]

                                  [Blank Page]

[ARK Logo Omitted]

                                 AUGUST 31, 2001   RETAIL CLASS A & B PROSPECTUS

INTRODUCTION - Information
Common to All Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help a Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments.

The value of your investment in a Portfolio (other than a money market fund Portfolio) is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

A Portfolio share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

THE U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO, TAX-FREE MONEY MARKET PORTFOLIO AND PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THESE PORTFOLIOS WILL ACHIEVE THIS GOAL.

HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Retail Class A and Class B Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

Class A and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

CONTENTS

   U.S. TREASURY MONEY MARKET PORTFOLIO                    2
   U.S. GOVERNMENT MONEY MARKET PORTFOLIO                  4
   MONEY MARKET PORTFOLIO                                  6
   TAX-FREE MONEY MARKET PORTFOLIO                         8
   PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO           10
   SHORT-TERM TREASURY PORTFOLIO                          12
   MARYLAND TAX-FREE PORTFOLIO                            14
   PENNSYLVANIA TAX-FREE PORTFOLIO                        18
   INTERMEDIATE FIXED INCOME PORTFOLIO                    22
   U.S. GOVERNMENT BOND PORTFOLIO                         26
   INCOME PORTFOLIO                                       30
   BALANCED PORTFOLIO                                     34
   EQUITY INCOME PORTFOLIO                                38
   VALUE EQUITY PORTFOLIO                                 40
   EQUITY INDEX PORTFOLIO                                 44
   BLUE CHIP EQUITY PORTFOLIO                             46
   CAPITAL GROWTH PORTFOLIO                               50
   MID-CAP EQUITY PORTFOLIO                               54
   SMALL-CAP EQUITY PORTFOLIO                             56
   INTERNATIONAL EQUITY PORTFOLIO                         60
   EMERGING MARKETS EQUITY PORTFOLIO                      64
   ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK            68
   EACH PORTFOLIO'S OTHER INVESTMENTS                     71
   INVESTMENT ADVISOR                                     72
   PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES   74
   DIVIDENDS AND DISTRIBUTIONS                            82
   TAXES                                                  83
   FINANCIAL HIGHLIGHTS                                   84
   MORE INFORMATION ABOUT ARK FUNDS        INSIDE BACK COVER



Investment Advisor:

ALLIED INVESTMENT ADVISORS, INC.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                    PROSPECTUS / August 31, 2001

2 [ARK GRAPHIC OMITTED] U.S. TREASURY MONEY MARKET PORTFOLIO

               SUMMARY

       INVESTMENT GOAL
    MAXIMIZING CURRENT
  INCOME AND PROVIDING
LIQUIDITY AND SECURITY
          OF PRINCIPAL

      INVESTMENT FOCUS
       SHORT-TERM U.S.
   TREASURY SECURITIES

SHARE PRICE VOLATILITY
              VERY LOW

             PRINCIPAL
   INVESTMENT STRATEGY
     INVESTING IN U.S.
  TREASURY OBLIGATIONS

      INVESTOR PROFILE
CONSERVATIVE INVESTORS
SEEKING CURRENT INCOME
   THROUGH A LOW-RISK,
     LIQUID INVESTMENT


Principal Investment Strategy

      The U.S. Treasury Money Market Portfolio seeks its investment goal by investing exclusively in U.S. Treasury obligations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

Performance Information

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for five calendar years.

[CHART GRAPHIC OMITTED]

Plot points are as follows:

Performance Over 5 Years
2000 - 5.36%
1999 - 4.17%
1998 - 4.55%
1997 - 4.77%
1996 - 4.77%

                                  BEST QUARTER
                                      1.39%
                                   (12/31/00)
--------------------------------------------------------------------------------
                                  WORST QUARTER
                                      0.98%
                                    (3/31/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was 2.20%.


August 31, 2001  /  PROSPECTUS

                                          U.S. TREASURY MONEY MARKET PORTFOLIO 3

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. 100% U.S. Treasury Average.


--------------------------------------------------------------------------------
 CLASS A SHARES           1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. Treasury Money
Market Portfolio             5.36%      4.72%      4.74%*
--------------------------------------------------------------------------------
iMoneyNet, Inc. 100%
U.S. Treasury Average        5.41%      4.74%      4.74%**

 * Since December 15, 1995.
** Since November 30, 1995.


To obtain current 7-day yield information for the Portfolio, call 1-800-ARK-FUND (1-800-275-3863).

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(1)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.25%
--------------------------------------------------------------------------------
Other Expenses                                 0.35%(2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.85%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.12%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.73%(3)
--------------------------------------------------------------------------------

(1) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee for Class A Shares is 0.06%.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.73% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     U.S. Treasury Money Market Portfolio -- Class A Shares:  0.70%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
YEARS:         1-$75     3-$259     5-$460    10-$1,038
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. 100% U.S. TREASURY AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

4 [ARK GRAPHIC OMITTED] U.S. GOVERNMENT MONEY MARKET PORTFOLIO

               SUMMARY

       INVESTMENT GOAL
    MAXIMIZING CURRENT
  INCOME AND PROVIDING
LIQUIDITY AND SECURITY
          OF PRINCIPAL

      INVESTMENT FOCUS
       SHORT-TERM U.S.
 GOVERNMENT SECURITIES

SHARE PRICE VOLATILITY
              VERY LOW

             PRINCIPAL
   INVESTMENT STRATEGY
     INVESTING IN U.S.
GOVERNMENT OBLIGATIONS
        AND REPURCHASE
            AGREEMENTS

      INVESTOR PROFILE
CONSERVATIVE INVESTORS
SEEKING CURRENT INCOME
   THROUGH A LOW-RISK,
     LIQUID INVESTMENT


Principal Investment Strategy

      The U.S. Government Money Market Portfolio seeks its investment goal by investing exclusively in obligations issued by the U.S. government and its agencies and instrumentalities and in repurchase agreements.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows the performance of the Portfolio's Class A Shares for each year for three calendar years.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 3 Years
2000 - 5.86%
1999 - 4.60%
1998 - 4.96%

                                  BEST QUARTER
                                      1.52%
                                   (12/31/00)
--------------------------------------------------------------------------------
                                  WORST QUARTER
                                      1.08%
                                    (3/31/99)


For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was 2.26%.


August 31, 2001  /  PROSPECTUS

                                        U.S. GOVERNMENT MONEY MARKET PORTFOLIO 5

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. U.S. Government and Agencies Average.
--------------------------------------------------------------------------------
CLASS A SHARES               1 YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. Government Money
Market Portfolio                5.86%             5.15%*
--------------------------------------------------------------------------------
iMoneyNet, Inc. U.S.
Government and
Agencies Average                5.77%             5.06%**
--------------------------------------------------------------------------------

 * Since July 7, 1997.
** Since June 30, 1997.

To obtain current 7-day yield information for the Portfolio, call 1-800-ARK-FUND (1-800-275-3863).

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(1)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.25%
--------------------------------------------------------------------------------
Other Expenses                                 0.33%(2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.83%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.17%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.66%(3)
--------------------------------------------------------------------------------

(1) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee for Class A Shares is 0.06%.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.66% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses are as follows:

     U.S. Government Money Market Portfolio -- Class A Shares:  0.63%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$67     3-$248     5-$444    10-$1,010
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. U.S. GOVERNMENT AND AGENCIES AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

6 [ARK GRAPHIC OMITTED] MONEY MARKET PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
       MAXIMIZING CURRENT
     INCOME AND PROVIDING
   LIQUIDITY AND SECURITY
             OF PRINCIPAL

         INVESTMENT FOCUS
         SHORT-TERM MONEY
       MARKET INSTRUMENTS

   SHARE PRICE VOLATILITY
                 VERY LOW

                PRINCIPAL
      INVESTMENT STRATEGY
INVESTING IN HIGH-QUALITY
  U.S. DOLLAR-DENOMINATED
  MONEY MARKET SECURITIES

         INVESTOR PROFILE
   CONSERVATIVE INVESTORS
   SEEKING CURRENT INCOME
      THROUGH A LOW-RISK,
        LIQUID INVESTMENT

Principal Investment Strategy

      The Money Market Portfolio seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities are rated in the highest rating category by two or more nationally recognized statistical rating organizations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for six calendar years.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 6 Years
2000 - 6.01%
1999 - 4.80%
1998 - 5.12%
1997 - 5.21%
1996 - 5.04%
1995 - 5.65%

                                  BEST QUARTER
                                      1.55%
                                   (12/31/00)
--------------------------------------------------------------------------------
                                  WORST QUARTER
                                      1.12%
                                    (3/31/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was 2.40%.

August 31, 2001  /  PROSPECTUS

                                                        MONEY MARKET PORTFOLIO 7

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. First Tier Average.

--------------------------------------------------------------------------------
                            1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Money Market Portfolio -
Class A Shares               6.01%      5.23%      5.12%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Average           5.80%      5.04%      4.96%**
--------------------------------------------------------------------------------
Money Market Portfolio -
Class B Shares               5.29%       N/A       4.70%***
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Average           5.80%       N/A       5.21%****
--------------------------------------------------------------------------------

   * Since March 2, 1994.
  ** Since February 28, 1994.
 *** Since January 22, 1999.
**** Since January 31, 1999.

To obtain current 7-day yield information for the Portfolio, call 1-800-ARK-FUND (1-800-275-3863).

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                CLASS A SHARES  CLASS B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)         None           None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (CDSC) (as a percentage of
offering price)                       None           5.00%(1)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)         None           None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)    None(2)        None(2)
--------------------------------------------------------------------------------
Exchange Fee                          None           None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                                CLASS A SHARES  CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees             0.25%          0.25%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                         0.25%          1.00%
--------------------------------------------------------------------------------
Other Expenses                       0.33%(3)       0.18%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                   0.83%          1.43%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                       0.19%          0.10%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES         0.64%(4)       1.33%(4)
--------------------------------------------------------------------------------

(1) A sales charge is imposed if you sell Class B Shares within six years of your purchase with the proceeds of an exchange from another Portfolio. The sales charge will be equal to the charge that would have applied had Class B Shares of the other Portfolio not been exchanged. See "Selling Portfolio Shares."
(2) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(3) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee for Class A Shares is 0.06%.
(4) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 0.64% and 1.33%, respectively, until August 31, 2002. The Class A and Class B Shares' total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at specified levels. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Money Market Portfolio -- Class A Shares:  0.61%

     Money Market Portfolio -- Class B Shares:  1.30%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:   1-$65   3-$246   5-$442    10-$1,008
--------------------------------------------------------------------------------
  (CLASS B) YEARS*: 1-$635   3-$743   5-$972    10-$1,541
--------------------------------------------------------------------------------


If you do not sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:   1-$65   3-$246   5-$442    10-$1,008
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$135   3-$443   5-$772    10-$1,541
--------------------------------------------------------------------------------

* A sales charge is imposed if you sell Class B Shares within six years of your purchase with the proceeds of an exchange from another Portfolio. The sales charge will be equal to the charge that would have applied had Class B Shares of the other Portfolio not been exchanged. See "Selling Portfolio Shares."

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. FIRST TIER AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

8 [ARK GRAPHIC OMITTED] TAX-FREE MONEY MARKET PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
       MAXIMIZING CURRENT
       INCOME EXEMPT FROM
   FEDERAL INCOME TAX AND
  PROVIDING LIQUIDITY AND
    SECURITY OF PRINCIPAL

         INVESTMENT FOCUS
 SHORT-TERM, HIGH-QUALITY
   MUNICIPAL MONEY MARKET
              OBLIGATIONS


   SHARE PRICE VOLATILITY
                 VERY LOW

                PRINCIPAL
      INVESTMENT STRATEGY
  INVESTING IN TAX-EXEMPT
  MONEY MARKET SECURITIES

         INVESTOR PROFILE
   CONSERVATIVE INVESTORS
SEEKING TAX-EXEMPT INCOME
      THROUGH A LOW-RISK,
        LIQUID INVESTMENT

Principal Investment Strategy

      The Tax-Free Money Market Portfolio seeks its investment goal by investing substantially all of its assets in high-quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for six calendar years.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 6 Years
2000 - 3.54%
1999 - 2.71%
1998 - 2.92%
1997 - 3.14%
1996 - 3.08%
1995 - 3.53%

                                  BEST QUARTER
                                      0.94%
                                   (12/31/00)
--------------------------------------------------------------------------------
                                  WORST QUARTER
                                      0.58%
                                    (3/31/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was 1.41%.

August 31, 2001  /  PROSPECTUS

                                               TAX-FREE MONEY MARKET PORTFOLIO 9

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. Tax-Free Stockbroker & General Purpose Average.

--------------------------------------------------------------------------------
  CLASS A SHARES          1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Tax-Free Money Market
Portfolio                  3.54%      3.08%     3.05%*
--------------------------------------------------------------------------------
iMoneyNet, Inc. Tax-Free
Stockbroker & General
Purpose Average            3.56%      3.04%     3.01%**
--------------------------------------------------------------------------------

 * Since March 15, 1994.
** Since February 28, 1994.

To obtain current 7-day yield information for the Portfolio, call 1-800-ARK-FUND (1-800-275-3863).

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(1)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.25%
--------------------------------------------------------------------------------
Other Expenses                                 0.34%(2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.84%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.22%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.62%(3)
--------------------------------------------------------------------------------

(1) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee for Class A Shares is 0.06%.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.62% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Tax-Free Money Market Portfolio -- Class A Shares:  0.59%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$63     3-$246     5-$444    10-$1,017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

10 [ARK GRAPHIC OMITTED] PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
       MAXIMIZING CURRENT
       INCOME EXEMPT FROM
 FEDERAL AND PENNSYLVANIA
    PERSONAL INCOME TAXES
  AND PROVIDING LIQUIDITY
          AND SECURITY OF
                  CAPITAL


         INVESTMENT FOCUS
 SHORT-TERM, HIGH-QUALITY
   PENNSYLVANIA MUNICIPAL
             MONEY MARKET
              OBLIGATIONS


   SHARE PRICE VOLATILITY
                 VERY LOW


                PRINCIPAL
      INVESTMENT STRATEGY
INVESTING IN PENNSYLVANIA
         TAX-EXEMPT MONEY
        MARKET SECURITIES


         INVESTOR PROFILE
   CONSERVATIVE INVESTORS
    SEEKING INCOME EXEMPT
         FROM FEDERAL AND
    PENNSYLVANIA PERSONAL
     INCOME TAXES THROUGH
       A LOW-RISK, LIQUID
               INVESTMENT

Principal Investment Strategy

      The Pennsylvania Tax-Free Money Market Portfolio seeks its investment goal by investing substantially all of its assets in high-quality, short-term municipal money market instruments that pay interest that is exempt from Federal and Pennsylvania personal income taxes. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania.

Performance Information

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 31, 2001  /  PROSPECTUS

                                 PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO 11

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(1)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)


--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.25%
--------------------------------------------------------------------------------
Other Expenses                                 0.38%(2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.88%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.19%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.69%(3)
--------------------------------------------------------------------------------

(1) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2) Other Expenses are based on estimated amounts for the current fiscal year. These expenses also include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee for Class A Shares is 0.06%.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.69% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:                   1-$70     3-$262
--------------------------------------------------------------------------------

                                                    PROSPECTUS / August 31, 2001

12 [ARK GRAPHIC OMITTED] SHORT-TERM TREASURY PORTFOLIO

                 SUMMARY

         INVESTMENT GOAL
     CURRENT INCOME WITH
   RELATIVE STABILITY OF
               PRINCIPAL


        INVESTMENT FOCUS
              SHORT-TERM
U.S. TREASURY SECURITIES

  SHARE PRICE VOLATILITY
                     LOW

               PRINCIPAL
     INVESTMENT STRATEGY
 INVESTING IN SHORT-TERM
 FIXED INCOME SECURITIES
  ISSUED DIRECTLY BY THE
           U.S. TREASURY

        INVESTOR PROFILE
    INVESTORS SEEKING TO
  PRESERVE PRINCIPAL AND
     EARN CURRENT INCOME

Principal Investment Strategy

      The Short-Term Treasury Portfolio seeks its investment goal by investing exclusively in fixed income securities issued directly by the U.S. Treasury. The Portfolio's Advisor will select securities that are backed by the U.S. Treasury that pay interest that is exempt from state and local income taxes. The Portfolio normally invests in short-term securities, and the Portfolio will typically have a dollar-weighted average maturity of no more than three years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities for the Portfolio, the Advisor considers a security's current yield, as well as its capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for four calendar years.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 4 Years
2000 - 6.92%
1999 - 2.13%
1998 - 6.20%
1997 - 5.71%

                                  BEST QUARTER
                                      3.02%
                                    (9/30/98)
--------------------------------------------------------------------------------
                                  WORST QUARTER
                                      0.28%
                                    (6/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was 3.42%.


August 31, 2001  /  PROSPECTUS

                                                SHORT-TERM TREASURY PORTFOLIO 13

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the Lehman 1-3 Year Government Bond Index and the Lipper Short U.S. Treasury Funds Objective.

--------------------------------------------------------------------------------
CLASS A SHARES                1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
Short-Term Treasury
Portfolio                        6.92%            5.34%*
--------------------------------------------------------------------------------
Lehman 1-3 Year
Government Bond Index            8.17%            6.27%**
--------------------------------------------------------------------------------
Lipper Short U.S. Treasury
Funds Objective                  7.96%            5.85%**
--------------------------------------------------------------------------------

 * Since September 9, 1996.
** Since August 31, 1996.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(1)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.35%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.40%(2)
--------------------------------------------------------------------------------
Other Expenses                                 0.38%(3)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.13%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.22%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.91%(4)
--------------------------------------------------------------------------------

(1) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(3) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(4) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.91% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Short-Term Treasury Portfolio -- Class A Shares:  0.83%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$93     3-$337     5-$601    10-$1,355
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN 1-3 YEAR GOVERNMENT BOND INDEX IS A WIDELY RECOGNIZED INDEX OF U.S. GOVERNMENT OBLIGATIONS WITH MATURITIES OF BETWEEN ONE AND THREE YEARS. THE LIPPER SHORT U.S. TREASURY FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

14 [ARK GRAPHIC OMITTED] MARYLAND TAX-FREE PORTFOLIO

                 SUMMARY

         INVESTMENT GOAL
   CURRENT INCOME EXEMPT
        FROM FEDERAL AND
      MARYLAND STATE AND
      LOCAL INCOME TAXES

        INVESTMENT FOCUS
      MARYLAND MUNICIPAL
              SECURITIES

  SHARE PRICE VOLATILITY
           LOW TO MEDIUM

               PRINCIPAL
     INVESTMENT STRATEGY
   INVESTING IN MARYLAND
    MUNICIPAL SECURITIES

        INVESTOR PROFILE
INVESTORS SEEKING INCOME
 EXEMPT FROM FEDERAL AND
      MARYLAND STATE AND
      LOCAL INCOME TAXES



Principal Investment Strategy

      The Maryland Tax-Free Portfolio seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from Federal and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio normally invests in investment-grade debt securities with long and intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 7 to 12 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities, the Portfolio's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds. Normally, the Portfolio will invest in securities that are not subject to Federal taxes, including the alternative minimum tax.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      The Portfolio's concentration of investments in securities of issuers located in Maryland subjects the Portfolio to the effects of economic and government policies of Maryland.

      The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for four calendar years. Class A commenced operations on January 2, 1997. In the bar chart below, performance results before January 2, 1997 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

      The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.


August 31, 2001  /  PROSPECTUS

                                                  MARYLAND TAX-FREE PORTFOLIO 15

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 4 Years
2000 -  10.02%
1999 -  -3.54%
1998 -   5.46%
1997 -   8.11%

                         BEST QUARTER 4.24% (12/31/00)
--------------------------------------------------------------------------------
                         WORST QUARTER -2.11% (6/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was 2.54%.


This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the Lehman 10 Year Municipal Bond Index, the Lehman 7 Year Municipal Bond Index, and the Lipper Maryland Municipal Debt Funds Objective.

--------------------------------------------------------------------------------
                               1 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------
Maryland Tax-Free
Portfolio - Class A Shares      5.02%*            3.64%*
--------------------------------------------------------------------------------
Maryland Tax-Free
Portfolio - Class B Shares      4.39%**           6.66%**
--------------------------------------------------------------------------------
Lehman 10 Year
Municipal Bond Index           10.75%             6.02%***
--------------------------------------------------------------------------------
Lehman 7 Year
Municipal Bond Index            9.09%             5.46%***
--------------------------------------------------------------------------------
Lipper Maryland Municipal
Debt Funds Objective           10.31%             4.77%***
--------------------------------------------------------------------------------

  * Since November 18, 1996. Class A Shares of the Portfolio were offered beginning January 2, 1997. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on November 18, 1996. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
 ** Since November 18, 1996. Class B Shares of the Portfolio were offered beginning September 1, 1999. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on November 18, 1996. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***  Since November 30, 1996.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES       CLASS B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)       4.50%(1)               None
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                      None(2)               5.00%(3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)        None                  None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)   None(4)               None(4)
--------------------------------------------------------------------------------
Exchange Fee                         None                  None
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.


                         (Table Continued on Next Page)


--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN 10 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN 8 AND 12 YEARS. THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN 6 AND 8 YEARS. THE LIPPER MARYLAND MUNICIPAL DEBT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

16    MARYLAND TAX-FREE PORTFOLIO (CONCLUDED)

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                            CLASS A SHARES CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees        0.65%          0.65%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                    0.30%(1)       1.00%
--------------------------------------------------------------------------------
Other Expenses                  0.35%(2)       0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES              1.30%          1.85%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                  0.28%          0.13%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES    1.02%(3)       1.72%(3)
--------------------------------------------------------------------------------

(1) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(2) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 1.02% and 1.72%, respectively, until August 31, 2002. The Class A and Class B Shares' total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Maryland Tax-Free Portfolio -- Class A Shares:  0.94%

     Maryland Tax-Free Portfolio -- Class B Shares:  1.69%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, Exchanging and Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$549   3-$817  5-$1,105   10-$1,924
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$675   3-$869  5-$1,189   10-$2,015
--------------------------------------------------------------------------------


If you do not sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$549   3-$817  5-$1,105   10-$1,924
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$175   3-$569   5-$989    10-$2,015
--------------------------------------------------------------------------------


August 31, 2001  /  PROSPECTUS

                       This page intentionally left blank.

18 [ARK GRAPHIC OMITTED] PENNSYLVANIA TAX-FREE PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
    CURRENT INCOME EXEMPT
         FROM FEDERAL AND
    PENNSYLVANIA PERSONAL
             INCOME TAXES


         INVESTMENT FOCUS
   PENNSYLVANIA MUNICIPAL
               SECURITIES


   SHARE PRICE VOLATILITY
            LOW TO MEDIUM


                PRINCIPAL
      INVESTMENT STRATEGY
INVESTING IN PENNSYLVANIA
     MUNICIPAL SECURITIES


         INVESTOR PROFILE
 INVESTORS SEEKING INCOME
  EXEMPT FROM FEDERAL AND
    PENNSYLVANIA PERSONAL
             INCOME TAXES

Principal Investment Strategy

      The Pennsylvania Tax-Free Portfolio seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from Federal and Pennsylvania personal income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio normally invests in investment-grade debt securities with long and intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 7 to 12 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities, the Portfolio's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds. Normally, the Portfolio will invest in securities that are not subject to Federal taxes, including the alternative minimum tax.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania.

      The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for four calendar years. Class A commenced operations on March 23, 1998. In the bar chart below, performance results before March 23, 1998 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

August 31, 2001  /  PROSPECTUS

                                              PENNSYLVANIA TAX-FREE PORTFOLIO 19

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 4 Years
2000 -  9.84%
1999 - -4.86%
1998 -  5.31%
1997 -  6.22%

                          BEST QUARTER 3.91% (12/31/00)
--------------------------------------------------------------------------------
                         WORST QUARTER -2.58% (6/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was 2.69%.

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the Lehman 10 Year Municipal Bond Index, the Lehman 7 Year Municipal Bond Index, the Lehman 5 Year Municipal Bond Index, and the Lipper Pennsylvania Intermediate Municipal Objective.

--------------------------------------------------------------------------------
                                1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
Pennsylvania Tax-Free
Portfolio - Class A Shares       4.91%*           3.12%*
--------------------------------------------------------------------------------
Pennsylvania Tax-Free
Portfolio - Class B Shares       4.11%**          5.13%**
--------------------------------------------------------------------------------
Lehman 10 Year
Municipal Bond Index            10.75%            6.39%***
--------------------------------------------------------------------------------
Lehman 7 Year
Municipal Bond Index             9.09%            5.77%***
--------------------------------------------------------------------------------
Lehman 5 Year
Municipal Bond Index             7.70%            5.22%***
--------------------------------------------------------------------------------
Lipper Pennsylvania
Intermediate Municipal
Objective                        9.02%            4.81%***
--------------------------------------------------------------------------------

  * Since April 1, 1996. Class A Shares of the Portfolio were offered beginning March 23, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Portfolio on March 20, 1998. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
 ** Since April 1, 1996. Class B Shares of the Portfolio were offered beginning September 1, 1999. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Portfolio on March 20, 1998. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***  Since March 31, 1996.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)      4.50%(1)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                     None(2)        5.00%(3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)       None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)  None(4)         None(4)
--------------------------------------------------------------------------------
Exchange Fee                        None            None
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4)  If redemption proceeds are wired to an account, a $10 fee is applicable.

                         (Table Continued on Next Page)

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN 10 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN 8 AND 12 YEARS. THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN 6 AND 8 YEARS. THE LEHMAN 5 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF MUNICIPAL BONDS WITH INTERMEDIATE INVESTMENT GRADE TAX-EXEMPT BONDS. THE LIPPER PENNSYLVANIA INTERMEDIATE MUNICIPAL OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

20 PENNSYLVANIA TAX-FREE PORTFOLIO (CONCLUDED)


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                                CLASS A SHARES      CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees            0.65%               0.65%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                        0.30%(1)            1.00%
--------------------------------------------------------------------------------
Other Expenses                      0.34%(2)            0.19%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                  1.29%               1.84%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                      0.12%                 --
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES        1.17%(3)              --
--------------------------------------------------------------------------------

(1) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(2) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of the Class A Shares in order to keep total operating expenses from exceeding 1.17% until August 31, 2001. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses in order to keep total expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With these expense reimbursements, Class A Shares' actual total operating expenses are as follows:

     Pennsylvania Tax-Free Portfolio -- Class A Shares:  1.09%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$564   3-$829  5-$1,115   10-$1,926
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$687   3-$879  5-$1,195   10-$2,015
--------------------------------------------------------------------------------


If you do not sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$564   3-$829  5-$1,115   10-$1,926
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$187   3-$579   5-$995    10-$2,015
--------------------------------------------------------------------------------


August 31, 2001  /  PROSPECTUS

                       This page intentionally left blank.

22 [ARK GRAPHIC OMITTED] INTERMEDIATE FIXED INCOME PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
           CURRENT INCOME


         INVESTMENT FOCUS
        INTERMEDIATE-TERM
   INVESTMENT-GRADE FIXED
        INCOME SECURITIES


   SHARE PRICE VOLATILITY
            LOW TO MEDIUM

                PRINCIPAL
      INVESTMENT STRATEGY
             INVESTING IN
   U.S. INTERMEDIATE-TERM
           GOVERNMENT AND
   CORPORATE FIXED INCOME
               SECURITIES


         INVESTOR PROFILE
INVESTORS SEEKING CURRENT
   INCOME WHO ARE WILLING
   TO ACCEPT THE RISKS OF
INVESTING IN FIXED INCOME
               SECURITIES

Principal Investment Strategy

      The Intermediate Fixed Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. The Portfolio's Advisor will select investment-grade fixed income securities and unrated securities determined to be of comparable quality. The Portfolio normally invests in securities with intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 3 to 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      The following bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years. The Portfolio's Class A Shares have not commenced operations. In the bar chart, performance results are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

August 31, 2001  /  PROSPECTUS

                                          INTERMEDIATE FIXED INCOME PORTFOLIO 23

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 4 Years
2000 -   8.37%
1999 -  -0.99%
1998 -   7.18%
1997 -   7.13%

                          BEST QUARTER 4.56% (9/30/98)
--------------------------------------------------------------------------------
                         WORST QUARTER -1.12% (6/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 3.33%.

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the Lehman Intermediate Government Bond Index, the Lehman Intermediate Government/Credit Index, and the Lipper Intermediate Investment Grade Debt Funds Objective.

--------------------------------------------------------------------------------
  INSTITUTIONAL CLASS SHARES    1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
Intermediate Fixed Income
Portfolio                       3.49%*           3.95%*
--------------------------------------------------------------------------------
Lehman Intermediate
Government Bond Index          10.47%            6.44%**
--------------------------------------------------------------------------------
Lehman Intermediate
Government/Credit Index        10.10%            6.32%**
--------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade Debt
Funds Objective                 9.78%            5.74%**
--------------------------------------------------------------------------------

 * Since November 18, 1996. Class A Shares of the Portfolio have not commenced operations. Performance results shown are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on November 18, 1996. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
**   Since November 30, 1996.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                           CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  4.50%(1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None(2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(3)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares old within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

                         (Table Continued on Next Page)

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX IS A WIDELY RECOGNIZED INDEX OF U.S. TREASURY SECURITIES AND GOVERNMENT AGENCY SECURITIES WITH MATURITIES RANGING FROM 1 TO 10 YEARS. THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT SECURITIES BACKED BY THE U.S. GOVERNMENT AND FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES BACKED BY THE U.S. GOVERNMENT, FIXED-RATE NONCONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE (BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS. THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

24 INTERMEDIATE FIXED INCOME PORTFOLIO (CONCLUDED)


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.30%(1)
--------------------------------------------------------------------------------
Other Expenses                                 0.36%(2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.26%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.23%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.03%(3)
--------------------------------------------------------------------------------

(1) The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(2) Other Expenses are based on estimated amounts for the current fiscal year. These expenses also include service fees of 0.15%. The entire service fee is being waived voluntarily. This waiver may be discontinued at any time.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.03% until August 31, 2002. The Portfolio's total annual operating expenses for Class A shares would be less than the amount shown above because, in addition to its contractual waiver, the Advisor will voluntarily reimburse expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's total operating expenses would be as follows:

     Intermediate Fixed Income Portfolio -- Class A Shares:  0.95%


For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$550     3-$810    5-$1,089   10-$1,885
--------------------------------------------------------------------------------

August 31, 2001  /  PROSPECTUS

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


26 [ARK GRAPHIC OMITTED] U.S. GOVERNMENT BOND PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
           CURRENT INCOME


         INVESTMENT FOCUS
          U.S. GOVERNMENT
               SECURITIES


   SHARE PRICE VOLATILITY
            LOW TO MEDIUM


                PRINCIPAL
      INVESTMENT STRATEGY
             INVESTING IN
    U.S. GOVERNMENT FIXED
        INCOME SECURITIES


         INVESTOR PROFILE
INVESTORS SEEKING CURRENT
   INCOME WHO ARE WILLING
   TO ACCEPT THE RISKS OF
       INVESTING IN FIXED
        INCOME SECURITIES

Principal Investment Strategy

      The U.S. Government Bond Portfolio seeks its investment goal by investing primarily in fixed income securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities. The Portfolio also invests in investment-grade corporate fixed income securities. The Portfolio normally invests in securities with intermediate maturities, and the Portfolio will typically have a dollar-weighted maturity of between 3 and 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities for the Portfolio, the Advisor considers a security's current yield, as well as its capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for four calendar years. Class A commenced operations on April 1, 1998. In the bar chart below, performance results before April 1, 1998 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.


August 31, 2001  /  PROSPECTUS

                                               U.S. GOVERNMENT BOND PORTFOLIO 27

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 4 Years
2000 -   8.90%
1999 -  -0.80%
1998 -  15.01%
1997 -   6.17%

          BEST QUARTER     9.79%      (6/30/98)
--------------------------------------------------------------------------------
          WORST QUARTER    -1.36%     (3/31/97)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was 2.91%.

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the Lehman Intermediate Government/Credit Index and the Lipper Intermediate U.S. Government Debt Funds Objective.

--------------------------------------------------------------------------------
CLASS A SHARES                 1 YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. Government Bond
Portfolio                       4.03%*            5.76%*
--------------------------------------------------------------------------------
Lehman Intermediate
Government/Credit Index        10.10%             6.63%**
--------------------------------------------------------------------------------
Lipper Intermediate
U.S. Government
Debt Funds Objective           10.66%             6.19%**
--------------------------------------------------------------------------------

 * Since April 1, 1996. Class A Shares of the Portfolio were offered beginning April 1, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Intermediate U.S. Government Bond Fund, which began offering its shares on April 1, 1996, and was reorganized into the Portfolio on March 20, 1998. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
**   Since March 31, 1996.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  4.50%(1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None(2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(3)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

                         (Table Continued on Next Page)

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT SECURITIES, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE CORPORATE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE
(BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS. THE LIPPER INTERMEDIATE
U.S. GOVERNMENT DEBT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

28    U.S. GOVERNMENT BOND PORTFOLIO (CONCLUDED)


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.30%(1)
--------------------------------------------------------------------------------
Other Expenses                                 0.35%(2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.40%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.22%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.18%(3)
--------------------------------------------------------------------------------

(1) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(2) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses for Class A shares from exceeding 1.18% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements waivers at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     U.S. Government Bond Portfolio -- Class A Shares:  1.10%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$565     3-$853    5-$1,161   10-$2,036
--------------------------------------------------------------------------------


August 31, 2001  /  PROSPECTUS

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


30 [ARK GRAPHIC OMITTED] INCOME PORTFOLIO

                    SUMMARY

            INVESTMENT GOAL
          PRIMARILY CURRENT
     INCOME AND SECONDARILY
             CAPITAL GROWTH


           INVESTMENT FOCUS
     INVESTMENT-GRADE FIXED
          INCOME SECURITIES


     SHARE PRICE VOLATILITY
                     MEDIUM


                  PRINCIPAL
        INVESTMENT STRATEGY
               INVESTING IN
        U.S. GOVERNMENT AND
     CORPORATE FIXED INCOME
    SECURITIES WITH VARYING
                 MATURITIES


           INVESTOR PROFILE
          INVESTORS SEEKING
   PRIMARILY CURRENT INCOME
     AND SECONDARILY GROWTH
         OF CAPITAL WHO ARE
      WILLING TO ACCEPT THE
RISKS OF INVESTING IN FIXED
          INCOME SECURITIES


Principal Investment Strategy

      The Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. The Portfolio's Advisor will generally select investment-grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Portfolio's total assets in lower rated debt securities ("junk bonds"). The dollar-weighted average maturity of the Portfolio's investments will vary depending on market conditions, but will typically be between 5 and 20 years.

      In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


      Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.



August 31, 2001  /  PROSPECTUS

                                                             INCOME PORTFOLIO 31

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for seven calendar years. Class A commenced operations on April 12, 1994. In the bar chart below, performance results before April 12, 1994 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 7 Years
2000 -  10.26%
1999 -  -2.03%
1998 -   6.66%
1997 -   9.22%
1996 -   2.60%
1995 -  17.99%
1994 -  -2.79%

                          BEST QUARTER 6.58% (6/30/95)
--------------------------------------------------------------------------------
                         WORST QUARTER -2.24% (3/31/96)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was 3.15%.

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the Lehman U.S. Aggregate Bond Index and the Lipper Corporate A-Rated Debt Funds Objective.

--------------------------------------------------------------------------------
                          1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Income Portfolio
Class A Shares               5.27%*     4.27%*     5.05%*
--------------------------------------------------------------------------------
Income Portfolio
Class B Shares               4.40%**    4.20%**    5.03%**
--------------------------------------------------------------------------------
Lehman U.S. Aggregate
Bond Index                  11.63%      6.46%      6.59%***
--------------------------------------------------------------------------------
Lipper Corporate A-Rated
Debt Funds Objective         9.83%      5.21%      5.70%***
--------------------------------------------------------------------------------

 * Since July 16, 1993. Class A Shares of the Portfolio were offered beginning April 12, 1994. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
** Since July 16, 1993. Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***  Since July 31, 1993.


--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN U.S. AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA-RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR. THE LIPPER CORPORATE A-RATED DEBT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

32 INCOME PORTFOLIO (CONCLUDED)

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                           CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                  4.50%(1)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                                None(2)           5.00%(3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                  None              None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(4)           None(4)
--------------------------------------------------------------------------------
Exchange Fee                                   None              None
--------------------------------------------------------------------------------


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                            CLASS A SHARES CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees        0.60%          0.60%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                    0.30%(5)       1.00%
--------------------------------------------------------------------------------
Other Expenses                  0.34%(6)       0.19%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES              1.24%          1.79%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                  0.21%          0.06%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES    1.03%(7)       1.73%(7)
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(5) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(6) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(7) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 1.03% and 1.73%, respectively, until August 31, 2002. The Class A and Class B Shares' total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Income Portfolio -- Class A Shares:  0.95%

     Income Portfolio -- Class B Shares:  1.70%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$550   3-$806  5-$1,081   10-$1,865
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$676   3-$857  5-$1,164   10-$1,956
--------------------------------------------------------------------------------


If you do not sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$550   3-$806  5-$1,081   10-$1,865
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$176   3-$557   5-$964    10-$1,956
--------------------------------------------------------------------------------

August 31, 2001  /  PROSPECTUS

                       This page intentionally left blank.

34 [ARK GRAPHIC OMITTED] BALANCED PORTFOLIO

                 SUMMARY

         INVESTMENT GOAL
  LONG-TERM TOTAL RETURN


        INVESTMENT FOCUS
       COMMON STOCKS AND
 FIXED INCOME SECURITIES

  SHARE PRICE VOLATILITY
                  MEDIUM

               PRINCIPAL
     INVESTMENT STRATEGY
     INVESTING IN STOCKS
   AND BONDS TO GENERATE
            TOTAL RETURN

        INVESTOR PROFILE
 INVESTORS SEEKING TOTAL
RETURN BY INVESTING IN A
   BALANCED PORTFOLIO OF
 FIXED INCOME AND EQUITY
   SECURITIES WITH LOWER
  VOLATILITY THAN AN ALL
        EQUITY PORTFOLIO

Principal Investment Strategy

      The Balanced Portfolio seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment-grade fixed income securities. The Portfolio's Advisor will select common stocks of mid-sized and larger companies that are recognized leaders in their respective markets. In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also purchase investment-grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. The Advisor will adjust the Portfolio's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends.

      In selecting securities for the Portfolio, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Portfolio's fixed income securities may vary depending on market conditions, but will typically be between 5 and 20 years.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

August 31, 2001  /  PROSPECTUS

                                                        BALANCED PORTFOLIO    35

The Portfolio is also subject to the risk that the Advisor's asset allocation decisions will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for seven calendar years. Class A commenced operations on March 9, 1994. In the bar chart, performance results before March 9, 1994 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 7 Years
2000 - 0.32%
1999 - 22.46%
1998 - 24.61%
1997 - 22.30%
1996 - 7.83%
1995 - 21.29%
1994 - -5.30%

                         BEST QUARTER 18.25% (12/31/98)
--------------------------------------------------------------------------------
                         WORST QUARTER -7.74% (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was -4.52%.

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the S&P 500 Composite Index, Lehman U.S. Aggregate Bond Index, 60/40 Hybrid of the S&P 500 Composite Index and Lehman U.S. Aggregate Bond Index, and Lipper Balanced Funds Objective.

--------------------------------------------------------------------------------
                            1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Balanced Portfolio
Class A Shares              -4.43%*    13.96%*    12.18%*
--------------------------------------------------------------------------------
Balanced Portfolio
Class B Shares              -5.11%**   13.69%**   12.00%**
--------------------------------------------------------------------------------
S&P 500 Composite Index     -9.11%     18.33%     17.96%***
--------------------------------------------------------------------------------
Lehman U.S. Aggregate
Bond Index                  11.63%      6.46%      6.59%***
--------------------------------------------------------------------------------
60/40 Hybrid of the S&P 500
Composite and Lehman
U.S. Aggregate Bond Indices -0.99%     13.78%     13.53%***
--------------------------------------------------------------------------------
Lipper Balanced
Funds Objective              1.51%     11.39%     11.39%***
--------------------------------------------------------------------------------

  * Since July 16, 1993. Class A Shares of the Portfolio were offered beginning March 9, 1994. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
 ** Since July 16, 1993. Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***  Since July 31, 1993.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LEHMAN U.S. AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA-RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST ONE YEAR. THE 60/40 HYBRID OF THE S&P 500 COMPOSITE INDEX AND LEHMAN U.S. AGGREGATE BOND INDEX IS COMPRISED OF TWO UNMANAGED INDICES, WEIGHTED 60% S&P 500 COMPOSITE INDEX AND 40% LEHMAN U.S. AGGREGATE BOND INDEX. THE PORTFOLIO USES A BLENDED INDEX BECAUSE IT IS BETTER SUITED TO THE PORTFOLIO'S STRATEGY. THE LIPPER BALANCED FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

PROSPECTUS  /   August 31, 2001

36 BALANCED PORTFOLIO (CONCLUDED)

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                     CLASS A SHARES      CLASS B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           4.75%(1)             None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                         None(2)             5.00%(3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)           None                 None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)      None(4)              None(4)
--------------------------------------------------------------------------------
Exchange Fee                            None                 None
--------------------------------------------------------------------------------


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                            CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                    0.40%(5)          1.00%
--------------------------------------------------------------------------------
Other Expenses                  0.36%(6)          0.21%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES              1.41%             1.86%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                  0.31%             0.06%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES    1.10%(7)          1.80%(7)
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(5) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(6) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(7) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 1.10% and 1.80%, respectively, until August 31, 2002. The Class A and Class B Shares' total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Balanced Portfolio -- Class A Shares:  1.02%

     Balanced Portfolio -- Class B Shares:  1.77%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$582   3-$871  5-$1,181   10-$2,060
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$683   3-$879  5-$1,200   10-$2,058
--------------------------------------------------------------------------------


If you do not sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$582   3-$871  5-$1,181   10-$2,060
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$183   3-$579  5-$1,000   10-$2,058
--------------------------------------------------------------------------------

August 31, 2001  /  PROSPECTUS

                       This page intentionally left blank.

38 [ARK GRAPHIC OMITTED] Equity Income Portfolio

                   SUMMARY

           INVESTMENT GOAL
        CURRENT INCOME AND
         GROWTH OF CAPITAL

          INVESTMENT FOCUS
      DIVIDEND-PAYING U.S.
             COMMON STOCKS

    SHARE PRICE VOLATILITY
            MEDIUM TO HIGH

                 PRINCIPAL
       INVESTMENT STRATEGY
 INVESTING IN STOCKS WHICH
     HAVE AN ABOVE-AVERAGE
DIVIDEND YIELD RELATIVE TO
    THE BROAD STOCK MARKET


          INVESTOR PROFILE
 INVESTORS SEEKING CURRENT
      INCOME AND GROWTH OF
  CAPITAL WHO CAN TOLERATE
THE SHARE PRICE VOLATILITY
       OF EQUITY INVESTING

Principal Investment Strategy

      The Equity Income Portfolio seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. The Portfolio may, to a limited extent, purchase convertible and preferred stocks and investment-grade fixed income securities. The Portfolio's Advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

      In selecting securities for the Portfolio, the Advisor purchases stocks of companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows the performance of the Portfolio's Class A Shares for each year for three calendar years.

      The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 3 Years
2000 - 13.56%
1999 - 2.46%
1998 - 8.43%

                                  BEST QUARTER
                                     12.41%
                                    (6/30/97)
--------------------------------------------------------------------------------
                                  WORST QUARTER
                                     -10.44%
                                    (9/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was -5.76%.

August 31, 2001  /  PROSPECTUS

                                                      EQUITY INCOME PORTFOLIO 39

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the S&P 500 Composite Index and the Lipper Equity Income Funds Classification.

--------------------------------------------------------------------------------
  CLASS A SHARES              1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------

Equity Income Portfolio          8.15%            10.48%*
--------------------------------------------------------------------------------
S&P 500 Composite Index         -9.11%            16.16%**
--------------------------------------------------------------------------------
Lipper Equity Income
Funds Classification             6.77%            11.13%**
--------------------------------------------------------------------------------
 * Since May 9, 1997.
** Since April 30, 1997.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  4.75%(1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None(2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(3)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.40%(4)
--------------------------------------------------------------------------------
Other Expenses                                 0.36%(5)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.46%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.28%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.18%(6)
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(5) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses for Class A shares from exceeding 1.18% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Equity Income Portfolio -- Class A Shares:  1.10%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$590     3-$889    5-$1,209   10-$2,116
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LIPPER EQUITY INCOME FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

40 [ARK GRAPHIC OMITTED] VALUE EQUITY PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
      GROWTH OF PRINCIPAL

         INVESTMENT FOCUS
       U.S. COMMON STOCKS

   SHARE PRICE VOLATILITY
           MEDIUM TO HIGH

                PRINCIPAL
      INVESTMENT STRATEGY
 INVESTING IN UNDERVALUED
 STOCKS OF U.S. COMPANIES

         INVESTOR PROFILE
  INVESTORS SEEKING LONG-
 TERM GROWTH OF PRINCIPAL
     WHO CAN TOLERATE THE
SHARE PRICE VOLATILITY OF
         EQUITY INVESTING

Principal Investment Strategy

      The Value Equity Portfolio seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. The Portfolio's Advisor purchases stocks whose prices appear low when compared to measures such as present and/or future earnings and cash flows, as well as other out-of-favor stocks that the Advisor believes are undervalued by the market.

      In selecting investments for the Portfolio, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for four calendar years. Class A commenced operations on April 1, 1998. In the bar chart, performance results before April 1, 1998 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

      The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.


August 31, 2001  /  PROSPECTUS

                                                       VALUE EQUITY PORTFOLIO 41

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 4 Years
2000 - -1.33%
1999 - 11.70%
1998 - 18.79%
1997 - 28.82%

                         BEST QUARTER 18.95% (12/31/98)
--------------------------------------------------------------------------------
                         WORST QUARTER -10.68% (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was -4.48%.

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the S&P 500 Composite Index, the S&P 500/BARRA Value Index, and the Lipper Large-Cap Value Funds Classification.

--------------------------------------------------------------------------------
                              1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
Value Equity Portfolio
Class A Shares                 -6.04%*           14.01%*
--------------------------------------------------------------------------------
Value Equity Portfolio
Class B Shares                 -6.31%**          13.43%**
--------------------------------------------------------------------------------
S&P 500 Composite Index        -9.11%            18.07%***
--------------------------------------------------------------------------------
S&P 500/BARRA Value Index       6.08%            16.24%***
--------------------------------------------------------------------------------
Lipper Large-Cap Value Funds
Classification                  1.32%            14.90%***
--------------------------------------------------------------------------------

  * Since April 1, 1996. Class A Shares of the Portfolio were offered beginning April 1, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Portfolio on March 27, 1998. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
 ** Since April 1, 1996. Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Portfolio on March 27, 1998. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***  Since March 31, 1996.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                           CLASS A SHARES CLASS B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                  4.75%(1)       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                                None(2)        5.00%(3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                  None           None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(4)        None(4)
--------------------------------------------------------------------------------
Exchange Fee                                   None           None
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

                         (TABLE CONTINUED ON NEXT PAGE)

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE S&P 500/BARRA VALUE INDEX IS A WIDELY RECOGNIZED INDEX OF THE STOCKS IN THE S&P 500 COMPOSITE INDEX THAT HAVE LOWER PRICE-TO-BOOK RATIOS. THE LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                 PROSPECTUS  /   August 31, 2001

42 VALUE EQUITY PORTFOLIO (CONCLUDED)

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                            CLASS A SHARES CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees        1.00%          1.00%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                    0.40%(1)       1.00%
--------------------------------------------------------------------------------
Other Expenses                  0.33%(2)       0.18%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES              1.73%          2.18%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                  0.35%          0.10%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES    1.38%(3)       2.08%(3)
--------------------------------------------------------------------------------

(1) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(2) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 1.38% and 2.08%, respectively, until August 31, 2002. Class A and Class B Shares' total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at specified levels. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Value Equity Portfolio -- Class A Shares:  1.30%

     Value Equity Portfolio -- Class B Shares:  2.05%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$609   3-$962  5-$1,338   10-$2,391
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$711   3-$973  5-$1,360   10-$2,392
--------------------------------------------------------------------------------


If you do not sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$609   3-$962  5-$1,338   10-$2,391
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$211   3-$673  5-$1,160   10-$2,392
--------------------------------------------------------------------------------

August 31, 2001  /  PROSPECTUS

                       This page intentionally left blank.

44 [ARK GRAPHIC OMITTED] EQUITY INDEX PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
  INVESTMENT RESULTS THAT
        CORRESPOND TO THE
   PERFORMANCE OF THE S&P
      500 COMPOSITE INDEX
                (S&P 500)

         INVESTMENT FOCUS
       U.S. COMMON STOCKS

   SHARE PRICE VOLATILITY
           MEDIUM TO HIGH

                PRINCIPAL
      INVESTMENT STRATEGY
ATTEMPTS TO REPLICATE THE
       PERFORMANCE OF THE
                  S&P 500

         INVESTOR PROFILE
 INVESTORS SEEKING GROWTH
       OF CAPITAL WHO CAN
 TOLERATE THE SHARE PRICE
     VOLATILITY OF EQUITY
                INVESTING

Principal Investment Strategy

      The Equity Index Portfolio seeks its investment goal by investing in securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). The Portfolio is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Portfolio will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

      The Portfolio may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Portfolio will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

      Although the Portfolio will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Portfolio's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Portfolio.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The Advisor may not be able to match the performance of the Portfolio's benchmark.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows the performance of the Portfolio's Class A Shares for each year for three calendar years.

      The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 3 Years
2000 - -8.73%
1999 - 20.76%
1998 - 29.01%
                                  BEST QUARTER
                                     21.14%
                                   (12/31/98)
--------------------------------------------------------------------------------
                                  WORST QUARTER
                                     -9.48%
                                    (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was -6.72%.

August 31, 2001  /  PROSPECTUS

                                                       EQUITY INDEX PORTFOLIO 45

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the S&P 500 Composite Index and the Lipper S&P 500 Index Objective Funds Average.

--------------------------------------------------------------------------------
CLASS A SHARES               1 YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
Equity Index Portfolio        -13.09%            11.29%*
--------------------------------------------------------------------------------
S&P 500 Composite Index        -9.11%            13.80%**
--------------------------------------------------------------------------------
Lipper S&P 500 Index
Objective Funds Average        -9.57%            13.22%**
--------------------------------------------------------------------------------

 * Since November 3, 1997.
** Since October 31, 1997.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  4.75%(1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None(2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(3)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.20%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.40%(4)
--------------------------------------------------------------------------------
Other Expenses                                 0.36%(5)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.96%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.38%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.58%(6)
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(5) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses for Class A Shares from exceeding 0.58% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Equity Index Portfolio -- Class A Shares:  0.50%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$531     3-$730     5-$945    10-$1,564
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LIPPER S&P 500 INDEX OBJECTIVE FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

46 [ARK GRAPHIC OMITTED] BLUE CHIP EQUITY PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
        LONG-TERM CAPITAL
             APPRECIATION


         INVESTMENT FOCUS
LARGE CAPITALIZATION U.S.
            COMMON STOCKS


   SHARE PRICE VOLATILITY
           MEDIUM TO HIGH


                PRINCIPAL
      INVESTMENT STRATEGY
   INVESTING IN STOCKS OF
        ESTABLISHED LARGE
 CAPITALIZATION COMPANIES


         INVESTOR PROFILE
INVESTORS SEEKING CAPITAL
     APPRECIATION WHO CAN
 TOLERATE THE SHARE PRICE
     VOLATILITY OF EQUITY
                INVESTING

Principal Investment Strategy

      The Blue Chip Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of established U.S. companies with market capitalizations in excess of $5 billion. The Portfolio's Advisor generally purchases stocks of companies with at least 10 years of operating history that are recognized leaders in their respective markets. The Portfolio also may, to a limited extent, purchase stocks of rapidly growing companies in developing industries, convertible and preferred stocks, and investment-grade fixed income securities.

      In selecting investments for the Portfolio, the Advisor will purchase securities of large companies with strong balance sheets and prospects for above-average growth. The Advisor will also purchase securities of issuers based on their current financial strength and their market valuations relative to their competitors.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      Companies with smaller capitalizations may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than those of larger companies.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for four calendar years. Class A commenced operations on May 16, 1996. In the bar chart, performance results before May 16, 1996 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

      The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 4 Years
2000 - -4.40%
1999 - 26.15%
1998 - 26.26%
1997 - 32.75%

                                  BEST QUARTER
                                     21.66%
                                   (12/31/98)
--------------------------------------------------------------------------------
                                  WORST QUARTER
                                     -11.76%
                                    (9/30/98)

August 31, 2001  /  PROSPECTUS

                                                   BLUE CHIP EQUITY PORTFOLIO 47

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was -9.63%.

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the S&P 500 Composite Index and the Lipper Large-Cap Value Funds Classification.

--------------------------------------------------------------------------------
                                       1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio
Class A Shares                         -8.94%*       18.14%*
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio
Class B Shares                         -9.71%**      18.55%**
--------------------------------------------------------------------------------
S&P 500 Composite Index                -9.11%        18.07%***
--------------------------------------------------------------------------------
Lipper Large-Cap Value
Funds Classification                    1.32%        14.90%***
--------------------------------------------------------------------------------

  * Since April 1, 1996. Class A Shares of the Portfolio were offered beginning May 16, 1996. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on April 1, 1996. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
 ** Since April 1, 1996. Class B Shares of the Portfolio were offered beginning July 31, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on April 1, 1996. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***  Since March 31, 1996.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                           CLASS A SHARES  CLASS B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                 4.75%(1)        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                                None(2)        5.00%(3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                  None           None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(4)        None(4)
--------------------------------------------------------------------------------
Exchange Fee                                   None           None
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                            CLASS A SHARES CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees        0.70%          0.70%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                    0.55%(1)       1.00%
--------------------------------------------------------------------------------
Other Expenses                  0.36%(2)       0.21%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES              1.61%          1.91%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                  0.47%          0.07%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES    1.14%(3)       1.84%(3)
--------------------------------------------------------------------------------

(1) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(2) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of the Class A and Class B Shares in order to keep total operating expenses from exceeding 1.14% and 1.84%, respectively, until August 31, 2002. Class A and Class B Shares' total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at specified levels. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Blue Chip Equity Portfolio -- Class A Shares:  1.06%

     Blue Chip Equity Portfolio -- Class B Shares:  1.81%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

48 BLUE CHIP EQUITY PORTFOLIO (CONCLUDED)

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


If you sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$586   3-$915  5-$1,267   10-$2,258
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$687   3-$893  5-$1,225   10-$2,149
--------------------------------------------------------------------------------


If you do not sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$586   3-$915  5-$1,267   10-$2,258
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$187   3-$593  5-$1,025   10-$2,149
--------------------------------------------------------------------------------

August 31, 2001  /  PROSPECTUS

                       This page intentionally left blank.

50 [ARK GRAPHIC OMITTED] CAPITAL GROWTH PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
        LONG-TERM CAPITAL
             APPRECIATION

         INVESTMENT FOCUS
       U.S. COMMON STOCKS
        OF VARIOUS MARKET
          CAPITALIZATIONS

   SHARE PRICE VOLATILITY
           MEDIUM TO HIGH

                PRINCIPAL
      INVESTMENT STRATEGY
 INVESTING IN STOCKS THAT
      OFFER ABOVE-AVERAGE
         GROWTH POTENTIAL

         INVESTOR PROFILE
        INVESTORS SEEKING
     CAPITAL APPRECIATION
     WHO CAN TOLERATE THE
SHARE PRICE VOLATILITY OF
         EQUITY INVESTING

Principal Investment Strategy

      The Capital Growth Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities. The Portfolio's Advisor will build a broadly diversified portfolio of stocks with above-average capital growth potential.

      In selecting securities for the Portfolio, the Advisor purchases securities of well-known, established companies and small and mid-size companies (companies with market capitalizations of $8 billion or less). In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for seven calendar years. Class A commenced operations on March 9, 1994. In the bar chart, performance results before March 9, 1994 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

      The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

August 31, 2001  /  PROSPECTUS

                                                     CAPITAL GROWTH PORTFOLIO 51

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 7 Years
2000 -  -5.13%
1999 -  46.27%
1998 -  40.93%
1997 -  29.07%
1996 -  17.64%
1995 -  22.85%
1994 - -10.41%

                         BEST QUARTER 34.98% (12/31/98)
--------------------------------------------------------------------------------
                         WORST QUARTER -14.17% (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was -10.87%.

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the S&P 500 Composite Index and the Lipper Multi-Cap Growth Funds Classification.

--------------------------------------------------------------------------------
                          1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Capital Growth Portfolio
Class A Shares              -9.65%*    23.12%*    17.73%*
--------------------------------------------------------------------------------
Capital Growth Portfolio
Class B Shares             -10.15%**   22.63%**   17.29%**
--------------------------------------------------------------------------------
S&P 500 Composite Index     -9.11%     18.33%     17.96%***
--------------------------------------------------------------------------------
Lipper Multi-Cap Growth
Funds Classification       -11.06%     18.98%     17.69%***
--------------------------------------------------------------------------------

  * Since July 16, 1993. Class A Shares of the Portfolio were offered beginning March 9, 1994. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
 ** Since July 16, 1993. Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 16, 1993. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***  Since July 31, 1993.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                           CLASS A SHARES  CLASS B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                  4.75%(1)       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                                None(2)        5.00%(3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                  None           None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(4)        None(4)
--------------------------------------------------------------------------------
Exchange Fee                                   None           None
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

                         (Table Continued on Next Page)

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

52    CAPITAL GROWTH PORTFOLIO (CONCLUDED)

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                            CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees        0.70%            0.70%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                    0.40%(1)         1.00%
--------------------------------------------------------------------------------
Other Expenses                  0.36%(2)         0.21%
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES              1.46%            1.91%
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                  0.27%            0.02%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES    1.19%(3)         1.89%(3)
--------------------------------------------------------------------------------

(1) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(2) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A and Class B Shares in order to keep total operating expenses from exceeding 1.19% and 1.89%, respectively, until August 31, 2002. The Class A and Class B Shares' total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Capital Growth Portfolio -- Class A Shares:  1.11%

     Capital Growth Portfolio -- Class B Shares:  1.86%


For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$591   3-$890  5-$1,210   10-$2,116
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$692   3-$898  5-$1,230   10-$2,114
--------------------------------------------------------------------------------


If you do not sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$591   3-$890  5-$1,210   10-$2,116
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$192   3-$598  5-$1,030   10-$2,114
--------------------------------------------------------------------------------

August 31, 2001  /  PROSPECTUS

                       This page intentionally left blank.

54 [ARK GRAPHIC OMITTED] MID-CAP EQUITY PORTFOLIO


                  SUMMARY

          INVESTMENT GOAL
        LONG-TERM CAPITAL
             APPRECIATION

         INVESTMENT FOCUS
    MEDIUM CAPITALIZATION
       U.S. COMMON STOCKS


   SHARE PRICE VOLATILITY
                     HIGH

                PRINCIPAL
      INVESTMENT STRATEGY
   INVESTING IN STOCKS OF
 MID-SIZED COMPANIES THAT
  HAVE SIGNIFICANT GROWTH
                POTENTIAL

         INVESTOR PROFILE
 INVESTORS SEEKING GROWTH
       OF CAPITAL WHO CAN
 TOLERATE THE SHARE PRICE
    VOLATILITY OF MID-CAP
         EQUITY INVESTING

 Principal Investment Strategy

      The Mid-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. The Portfolio's Advisor chooses stocks of companies with market capitalizations of between $500 million and $8 billion that have significant growth potential.

      In selecting securities for the Portfolio, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor also looks for medium-sized companies with relatively low or unrecognized market valuations.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years. Class A Shares commenced operations on September 1, 1999. In the bar chart below, performance results shown are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

      The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[CHART GRAPHIC OMITTED]
Plot points are as follows:
Performance Over 4 Years
2000 -  9.19%
1999 - 22.15%
1998 - 21.84%
1997 - 30.87%

                                  BEST QUARTER
                                     30.55%
                                   (12/31/98)
--------------------------------------------------------------------------------
                                  WORST QUARTER
                                     -15.39%
                                    (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was -2.06%.

August 31, 2001  /  PROSPECTUS

                                                     MID-CAP EQUITY PORTFOLIO 55

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the S&P 400 Mid-Cap Index and the Lipper Mid-Cap Growth Funds Classification.

--------------------------------------------------------------------------------
CLASS A SHARES                1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
Mid-Cap Equity Portfolio         4.00%*          18.90%*
--------------------------------------------------------------------------------
S&P 400 Mid-Cap Index           17.50%           20.28%**
--------------------------------------------------------------------------------
Lipper Mid-Cap Growth
Funds Classification           -10.01%           16.86%**
--------------------------------------------------------------------------------

 * Since November 18, 1996. Class A Shares of the Portfolio were offered beginning September 1, 1999. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on November 18, 1996. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
 ** Since November 30, 1996.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  4.75%(1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None(2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(3)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.40%(4)
--------------------------------------------------------------------------------
Other Expenses                                 0.37%(5)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.57%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.28%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.29%(6)

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(5) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses for Class A Shares from exceeding 1.29% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these voluntary waivers at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Mid-Cap Equity Portfolio -- Class A Shares:  1.21%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$600     3-$921    5-$1,264   10-$2,231
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 400 MID-CAP INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 400 MEDIUM CAPITALIZATION STOCKS. THE LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

56 [ARK GRAPHIC OMITTED] SMALL-CAP EQUITY PORTFOLIO

                    SUMMARY

            INVESTMENT GOAL
          LONG-TERM CAPITAL
               APPRECIATION

           INVESTMENT FOCUS
     COMMON STOCK OF SMALL-
CAPITALIZATION U.S. ISSUERS

     SHARE PRICE VOLATILITY
                       HIGH

                  PRINCIPAL
        INVESTMENT STRATEGY
     INVESTING IN STOCKS OF
     SMALLER COMPANIES WITH
         LONG-TERM EARNINGS
           GROWTH POTENTIAL

           INVESTOR PROFILE
    INVESTORS SEEKING LONG-
  TERM CAPITAL APPRECIATION
       WHO CAN TOLERATE THE
     SHARE PRICE VOLATILITY
        OF SMALL-CAP EQUITY
                  INVESTING

Principal Investment Strategy

      The Small-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. The Portfolio's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Portfolio invests primarily in companies with market capitalizations of $2 billion or less. The Portfolio may also invest a limited percentage of its assets in foreign securities and fixed-income securities.

      In selecting investments for the Portfolio, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Advisor may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

      Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for five calendar years. Class A commenced operations on May 16, 1996. In the bar chart, performance results before May 16, 1996 are for the Portfolio's Institutional Class, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Class A Shares.

      The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

August 31, 2001 / PROSPECTUS

                                                   SMALL-CAP EQUITY PORTFOLIO 57

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 5 Years
2000 -   -7.40%
1999 -  149.79%
1998 -   19.05%
1997 -    5.36%
1996 -   14.52%


                         BEST QUARTER 82.12% (12/31/99)
--------------------------------------------------------------------------------
                         WORST QUARTER -18.54% (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was -3.87%.

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the Russell 2000 Growth Index, the Russell 2000 Index, and the Lipper Mid-Cap Growth Funds Classification.

--------------------------------------------------------------------------------
                            1 YEAR   5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio
Class A Shares             -11.79%*    25.92%*     27.14%*
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio
Class B Shares             -11.98%**   22.85%**    27.13%**
--------------------------------------------------------------------------------
Russell 2000 Growth Index  -22.43%      7.15%       7.51%***
--------------------------------------------------------------------------------
Russell 2000 Index          -3.02%     10.32%      10.70%***
--------------------------------------------------------------------------------
Lipper Mid-Cap Growth
Funds Classification       -10.01%     16.73%      18.06%***
--------------------------------------------------------------------------------

  * Since July 13, 1995. Class A Shares of the Portfolio were offered beginning May 16, 1996. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 13, 1995. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
 ** Since July 13, 1995. As of the date of this prospectus, Class B Shares did not have a full calendar year of performance. Performance results shown are for the Portfolio's Institutional Class and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 13, 1995. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***  Since June 30, 1995.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                           CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                  4.75%(1)         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of
offering price)                                None(2)          5.00%(3)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                  None             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(4)          None(4)
--------------------------------------------------------------------------------
Exchange Fee                                   None             None
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(4) If redemption proceeds are wired to a bank account, a $10 fee is applicable.


                         (Table Continued on Next Page)

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE RUSSELL 2000 GROWTH INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF LARGE U.S. COMPANIES WITH HIGH GROWTH RATES AND PRICE-TO-BOOK RATIOS. THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED INDEX, WHICH MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.


                                                    PROSPECTUS / August 31, 2001

58 SMALL-CAP EQUITY PORTFOLIO (CONCLUDED)

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                            CLASS A SHARES CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees        0.80%          0.80%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                    0.40%(1)       1.00%
--------------------------------------------------------------------------------
Other Expenses                  0.36%(2)       0.28%(3)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES              1.56%          2.08%(5)
--------------------------------------------------------------------------------
Fee Waivers and Expense
Reimbursements                  0.23%            --
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES    1.33%(4)         --
--------------------------------------------------------------------------------


(1) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(2) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(3)  Other Expenses are based on estimated amounts for the current fiscal year.
(4) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses for Class A Shares from exceeding 1.33% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Small-Cap Equity Portfolio - Class A Shares:  1.25%

(5) The Class B Shares' total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, Class B Shares' actual total operating expenses were as follows:

     Small-Cap Equity Portfolio -- Class B Shares:  2.07%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$604   3-$923  5-$1,264   10-$2,225
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$711   3-$952  5-$1,319   10-$2,278
--------------------------------------------------------------------------------


If you do not sell your shares at the end of the period:
--------------------------------------------------------------------------------
  (CLASS A) YEARS:  1-$604   3-$923  5-$1,264   10-$2,225
--------------------------------------------------------------------------------
  (CLASS B) YEARS:  1-$211   3-$652  5-$1,119   10-$2,278
--------------------------------------------------------------------------------

August 31, 2001  /  PROSPECTUS

                       This page intentionally left blank.

60 [ARK GRAPHIC OMITTED] INTERNATIONAL EQUITY PORTFOLIO


                  SUMMARY

          INVESTMENT GOAL
        LONG-TERM CAPITAL
             APPRECIATION

         INVESTMENT FOCUS
     EQUITY SECURITIES OF
         NON-U.S. ISSUERS

   SHARE PRICE VOLATILITY
                     HIGH

                PRINCIPAL
      INVESTMENT STRATEGY
      INVESTING IN EQUITY
    SECURITIES OF ISSUERS
     LOCATED IN COUNTRIES
      OTHER THAN THE U.S.

         INVESTOR PROFILE
INVESTORS SEEKING CAPITAL
    APPRECIATION WHO WANT
       TO DIVERSIFY THEIR
   PORTFOLIO BY INVESTING
     OVERSEAS AND WHO CAN
    TOLERATE THE RISKS OF
  INTERNATIONAL INVESTING

Principal Investment Strategy

      The International Equity Portfolio seeks its investment goal by investing primarily in equity securities of companies located throughout the world. The Portfolio invests in common stocks and other equity securities of issuers located in at least three countries other than the United States. The Portfolio invests in issuers located in any country other than the United States and may invest in issuers of any size.

      The Portfolio's Subadvisor applies a blend of "top-down" and "bottom-up" decision making in selecting portfolio investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

      Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



August 31, 2001  /  PROSPECTUS

                                               INTERNATIONAL EQUITY PORTFOLIO 61

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for eight calendar years. Class A commenced operations on August 12, 2000. In the bar chart, performance results before August 12, 2000 are for Class A Retail Shares of the Govett International Equity Fund, which commenced operations on January 7, 1992 and was reorganized into the Portfolio on August 12, 2000.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 8 Years
2000 - -21.19%
1999 - 27.92%
1998 - 19.15%
1997 - -0.76%
1996 - 12.20%
1995 - 10.97%
1994 - -8.42%
1993 - 54.53%


                         BEST QUARTER 18.79% (12/31/98)
--------------------------------------------------------------------------------
                         WORST QUARTER -13.91% (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was -14.83%.

The following table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the Morgan Stanley Capital International Europe Australia Far East ("MSCI EAFE") Index and the Lipper International Funds Objective.
--------------------------------------------------------------------------------
CLASS A SHARES                       1 YEAR       5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
International Equity Portfolio       -24.93%*      4.97%*      7.38%*
--------------------------------------------------------------------------------
MSCI EAFE Index                       -14.17%      7.14%       7.82%**
--------------------------------------------------------------------------------
Lipper International Funds
Objective                             -15.60%       9.09%      9.35%**
--------------------------------------------------------------------------------

  * Since January 7, 1992. Performance presented prior to August 12, 2000 reflects the performance of the Class A Retail shares of the Govett International Equity Fund, which were offered beginning January 7, 1992. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. There was no sales charge applicable to Class A Retail Shares of the Govett fund.
 **  Since December 31, 1991.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  4.75%(1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None(2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(3)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.


                         (Table Continued on Next Page)

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE MSCI EAFE INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE GENERAL PERFORMANCE OF THE INTERNATIONAL EQUITY MARKETS, WITHOUT CONSIDERATION OF EMERGING MARKETS. THE LIPPER INTERNATIONAL FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.



PROSPECTUS / August 31, 2001

62 INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.40%(1)
--------------------------------------------------------------------------------
Other Expenses                                 0.62%(2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      2.02%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.35%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.67%(3)
--------------------------------------------------------------------------------

(1) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(2) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.67% for Class A Shares until August 31, 2002. The Portfolio's total actual annual operating expenses for Class A Shares for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at anytime. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     International Equity Portfolio:  1.51%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$637    3-$1,046   5-$1,481   10-$2,685
--------------------------------------------------------------------------------

August 31, 2001  /  PROSPECTUS

                       This page intentionally left blank.

64 [ARK GRAPHIC OMITTED] EMERGING MARKETS EQUITY PORTFOLIO

               SUMMARY

       INVESTMENT GOAL
     LONG-TERM CAPITAL
          APPRECIATION

      INVESTMENT FOCUS
     EQUITY SECURITIES
   LOCATED IN EMERGING
      MARKET COUNTRIES

SHARE PRICE VOLATILITY
                  HIGH

             PRINCIPAL
   INVESTMENT STRATEGY
   INVESTING IN EQUITY
 SECURITIES OF ISSUERS
LOCATED IN EMERGING OR
     DEVELOPING MARKET
  COUNTRIES THROUGHOUT
             THE WORLD


      INVESTOR PROFILE
     INVESTORS SEEKING
     LONG-TERM CAPITAL
 APPRECIATION WHO WANT
    TO DIVERSIFY THEIR
PORTFOLIO BY INVESTING
  OVERSEAS AND WHO CAN
 TOLERATE THE RISKS OF
 INVESTING IN EMERGING
      MARKET COUNTRIES

Principal Investment Strategy

      The Emerging Markets Equity Portfolio seeks its investment goal by investing primarily in equity securities of issuers located in emerging market countries. The Portfolio invests in common stocks and other equity securities of issuers located in at least three emerging market countries. The Portfolio's Subadvisor uses the World Bank's classification system to determine the potential universe of emerging market countries. The classification system used by the World Bank, a non-governmental organization headquartered in Washington, D.C., comprised of representatives from 183 countries, covers 207 nations and non-sovereign entities that are recognized by the United Nations.

      The Subadvisor applies a blend of "top-down" and "bottom-up" decision making in selecting portfolio investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

      Investing in foreign countries poses additional risks since political economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

August 31, 2001 / PROSPECTUS

                                            EMERGING MARKETS EQUITY PORTFOLIO 65

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for eight calendar years. Class A commenced operations on August 12, 2000. In the bar chart below, performance results before that date are for Class A Retail Shares of the Govett Emerging Markets Equity Fund, which commenced operations on January 7, 1992 and was reorganized into the Portfolio on August 12, 2000.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance Over 8 Years
2000 - -37.22%
1999 -  70.10%
1998 - -34.18%
1997 - -10.40%
1996 -  12.08%
1995 -  -7.84%
1994 - -12.70%
1993 -  79.73%


                         BEST QUARTER 35.00% (12/31/99)
--------------------------------------------------------------------------------
                         WORST QUARTER -24.90% (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's Class A total return was -6.47%.

This table compares the Portfolio's average annual total returns (including the maximum applicable sales charge) for the periods ended December 31, 2000, to those of the Morgan Stanley Capital International Emerging Markets Index "MSCI Emerging Markets Index" and the Lipper Emerging Markets Fund Objective.

--------------------------------------------------------------------------------
  CLASS A SHARES          1 YEAR    5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Emerging Markets Equity
Portfolio                  -40.23%*    -7.63%*     0.46%*
--------------------------------------------------------------------------------
MSCI Emerging
Markets Index              -28.84%     -3.28%      3.32%**
--------------------------------------------------------------------------------
Lipper Emerging
Markets Funds Objective    -30.50%     -2.37%       1.06%**
--------------------------------------------------------------------------------

 * Since January 7, 1992. Performance presented prior to August 12, 2000 reflects the performance of the Class A Retail shares of the Govett Emerging Markets Equity Fund, which were offered beginning January 7, 1992. The performance results shown have been adjusted for the effect of the Govett fund's reorganization. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. There was no sales charge applicable to Class A Retail Shares of the Govett fund.
 **  Since December 31, 1991.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)  4.75%(1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)            None(2)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other Distributions
(as a percentage of offering price)            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)             None(3)
--------------------------------------------------------------------------------
Exchange Fee                                   None
--------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) If you purchase Class A Shares of $1 million or more without a sales charge, a CDSC of 1.00% applies to shares sold within one year of the date of purchase and 0.50% to shares sold between one and two years of the purchase date. See "Purchasing Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

                         (Table Continued on Next Page)


--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE MSCI EMERGING MARKETS INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE GENERAL PERFORMANCE OF EQUITY MARKETS IN EMERGING MARKETS. THE LIPPER EMERGING MARKETS FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

66    EMERGING MARKETS EQUITY PORTFOLIO (CONCLUDED)

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)


--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                       1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.40%(1)
--------------------------------------------------------------------------------
Other Expenses                                 1.21%(2)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      2.61%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.51%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   2.10%(3)
--------------------------------------------------------------------------------

(1) A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual distribution fee for Class A Shares is 0.25%.
(2) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 2.10% for Class A Shares until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$678    3-$1,202   5-$1,751   10-$3,243
--------------------------------------------------------------------------------

August 31, 2001  /  PROSPECTUS

                       This page intentionally left blank.

68    ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK

ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK

RISKS                                                                                   PORTFOLIOS AFFECTED BY THE RISKS
--------------------------------------------------------------------------------------------------------------------------------
EQUITY RISK -- Equity securities include publicly and privately issued equity           o Balanced Portfolio
securities, common and preferred stocks, warrants, rights to subscribe to common        o Equity Income Portfolio
stock and convertible securities, as well as instruments that attempt to track          o Value Equity Portfolio
the price movement of equity indices. Investments in equity securities and              o Equity Index Portfolio
equity derivatives in general are subject to market risks that may cause their          o Blue Chip Equity Portfolio
prices to fluctuate over time. Equity derivatives may be more volatile and              o Capital Growth Portfolio
increase portfolio risk. The value of securities convertible into equity                o Mid-Cap Equity Portfolio
securities, such as warrants or convertible debt, is also affected by prevailing        o Small-Cap Equity Portfolio
interest rates, the credit quality of the issuer and any call provision.                o International Equity Portfolio
Fluctuations in the value of equity securities in which a mutual fund invests           o Emerging Markets Equity Portfolio
will cause its portfolio's net asset value to fluctuate. An investment in a
Portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME RISK -- The market values of fixed income investments change in            o Short-Term Treasury Portfolio
response to interest rate changes and other factors. During periods of falling          o Maryland Tax-Free Portfolio
interest rates, the values of outstanding fixed income securities generally             o Pennsylvania Tax-Free Portfolio
rise. Moreover, while securities with longer maturities tend to produce higher          o Intermediate Fixed Income Portfolio
yields, the prices of longer maturity securities are also subject to greater            o U.S. Government Bond Portfolio
market fluctuations as a result of changes in interest rates. In addition to            o Income Portfolio
these fundamental risks, different types of fixed income securities may be              o Balanced Portfolio
subject to the following additional risks:
--------------------------------------------------------------------------------------------------------------------------------

      CALL RISK -- During periods of falling interest rates, certain debt               o Maryland Tax-Free Portfolio
      obligations with high interest rates may be prepaid (or "called") by the          o Pennsylvania Tax-Free Portfolio
      issuer prior to maturity. This may cause a Portfolio's average weighted           o Intermediate Fixed Income Portfolio
      maturity to fluctuate and may require a Portfolio to invest the resulting         o U.S. Government Bond Portfolio
      proceeds at lower interest rates.                                                 o Income Portfolio
                                                                                        o Balanced Portfolio
--------------------------------------------------------------------------------------------------------------------------------

      CREDIT RISK -- The possibility that an issuer will be unable to make              o Maryland Tax-Free Portfolio
      timely payments of either principal or interest.                                  o Pennsylvania Tax-Free Portfolio
                                                                                        o Intermediate Fixed Income Portfolio
                                                                                        o U.S. Government Bond Portfolio
                                                                                        o Income Portfolio
                                                                                        o Balanced Portfolio
--------------------------------------------------------------------------------------------------------------------------------

      EVENT RISK -- Securities may suffer declines in credit quality and market         o Maryland Tax-Free Portfolio
      value due to issuer restructurings or other factors. This risk should be          o Pennsylvania Tax-Free Portfolio
      reduced because of a Portfolio's multiple holdings.                               o Intermediate Fixed Income Portfolio
                                                                                        o U.S. Government Bond Portfolio
                                                                                        o Income Portfolio
                                                                                        o Balanced Portfolio


August 31, 2001  /  PROSPECTUS

                                                                                     ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK 69

RISKS                                                                                   PORTFOLIOS AFFECTED BY THE RISKS
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are fixed income          o Intermediate Fixed Income Portfolio
securities representing an interest in a pool of underlying mortgage loans. They        o U.S. Government Bond Portfolio
are sensitive to changes in interest rates, but may respond to these changes            o Income Portfolio
differently from other fixed income securities due to the possibility of                o Balanced Portfolio
prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.
--------------------------------------------------------------------------------------------------------------------------------

FOREIGN SECURITY RISKS -- Investments in securities of foreign companies or             o Small-Cap Equity Portfolio
governments can be more volatile than investments in U.S. companies or                  o International Equity Portfolio
governments. Diplomatic, political, or economic developments, including                 o Emerging Markets Equity Portfolio
nationalization or appropriation, could affect investments in foreign countries.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to
U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Portfolio.

                                                    PROSPECTUS / August 31, 2001

70    ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK



RISKS                                                                                   PORTFOLIOS AFFECTED BY THE RISKS
--------------------------------------------------------------------------------------------------------------------------------

In addition to these risks, certain foreign securities may be subject to the following additional risk factor:
      CURRENCY RISK -- Investments in foreign securities denominated in foreign         o Small-Cap Equity Portfolio
      currencies involve additional risks, including:                                   o International Equity Portfolio
      [box] The value of a Portfolio's assets measured in U.S. dollars may be           o Emerging Markets Equity Portfolio
            affected by changes in currency rates and in exchange control regulations.
      [box] A Portfolio may incur substantial costs in connection with conversions between various currencies.
      [box] A Portfolio may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.
      [box] A limited market currently exists for hedging transactions relating to currencies in certain emerging markets.
--------------------------------------------------------------------------------------------------------------------------------

TRACKING ERROR RISK -- Factors such as Portfolio expenses, imperfect correlation        o Equity Index Portfolio
between the Portfolio's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Portfolio, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.


August 31, 2001  /  PROSPECTUS

                                           EACH PORTFOLIO'S OTHER INVESTMENTS 71

Each Portfolio's Other Investments

This prospectus describes the Portfolios' primary strategies. Each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Portfolio may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with a Portfolio's objectives. A Portfolio will do so only if the Portfolio's Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Portfolio may not be able to meet its investment goal when it is employing a temporary defensive strategy.

                                                    PROSPECTUS / August 31, 2001

72    INVESTMENT ADVISOR

Investment Advisor

The Portfolios' Advisor makes (or supervises the Subadvisor who makes) investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Board of Trustees of ARK Funds supervises the Advisor and Subadvisor and establishes policies that the Advisor and Subadvisor must follow in their management activities.

Allied Investment Advisors, Inc. (AIA), a wholly owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolios. As of June 30, 2001, AIA had approximately $14 billion in assets under management. For the fiscal year ended April 30, 2001, the Portfolios paid advisory fees to AIA at the following rates expressed as a percentage of a Portfolio's average daily net assets:


U.S. TREASURY MONEY MARKET PORTFOLIO            0.19%
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO          0.14%
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                          0.12%
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET PORTFOLIO                 0.09%
--------------------------------------------------------------------------------
PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO    0.25%*
--------------------------------------------------------------------------------
SHORT-TERM TREASURY PORTFOLIO                   0.35%
--------------------------------------------------------------------------------
MARYLAND TAX-FREE PORTFOLIO                     0.49%
--------------------------------------------------------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO                 0.65%
--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME PORTFOLIO             0.49%
--------------------------------------------------------------------------------
U.S. GOVERNMENT BOND PORTFOLIO                  0.66%
--------------------------------------------------------------------------------
INCOME PORTFOLIO                                0.51%
--------------------------------------------------------------------------------
BALANCED PORTFOLIO                              0.56%
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                         0.64%
--------------------------------------------------------------------------------
VALUE EQUITY PORTFOLIO                          0.87%
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO                          0.08%
--------------------------------------------------------------------------------
BLUE CHIP EQUITY PORTFOLIO                      0.60%
--------------------------------------------------------------------------------
CAPITAL GROWTH PORTFOLIO                        0.65%
--------------------------------------------------------------------------------
MID-CAP EQUITY PORTFOLIO                        0.74%
--------------------------------------------------------------------------------
SMALL-CAP EQUITY PORTFOLIO                      0.79%
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO                  0.95%
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO               0.70%
--------------------------------------------------------------------------------
* Under an investment advisory agreement with ARK Funds, AIA is entitled to receive an advisory fee of 0.25% as a percentage of the Portfolio's average net assets. The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.69% until August 31, 2002. As a result, the actual advisory fee received by AIA may be lower than the fee shown in the table above.

AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $70 billion at December 31, 2000.

INVESTMENT SUBADVISOR
AIB Govett, Inc. (AIB Govett), an indirect majority-owned subsidiary of AIB, is the Subadvisor for the International Equity Portfolio and the Emerging Markets Equity Portfolio. It provides day-to-day management services and makes investment decisions on behalf of these Portfolios in accordance with their respective investment policies. In accordance with an investment subadvisory agreement, AIA pays AIB Govett subadvisory fees from the fees it receives from the International Equity Portfolio and the Emerging Markets Equity Portfolio.

AIB Govett and its affiliates, Govett Investment Management Limited and AIB Investment Managers Limited, are part of the AIB Asset Management Holdings Group ("AIBAMH") and part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore. These offices are supported by a global network of investment/research offices in Baltimore, Budapest, Rio de Janeiro, and Poznan. AIBAMH had, as of June 30, 2001, approximately $14.1 billion under management, primarily in non-U.S. funds.

PORTFOLIO MANAGERS

JAMES M. HANNAN is manager of the U.S. TREASURY MONEY MARKET, U.S. GOVERNMENT MONEY MARKET, MONEY MARKET, TAX-FREE MONEY MARKET, PENNSYLVANIA TAX-FREE MONEY MARKET, SHORT-TERM TREASURY, and other ARK Funds Portfolios. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1987. He has more than 14 years of experience in the investment industry.

SUSAN L. SCHNAARS is manager of the MARYLAND TAX-FREE PORTFOLIO and PENNSYLVANIA TAX-FREE PORTFOLIO. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1992. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 11 years of experience in the investment industry.

STEVEN M. GRADOW is manager of the INCOME PORTFOLIO, co-manager, with Ms. Volk, of the U.S. GOVERNMENT BOND PORTFOLIO, and co-manager, with Mr. Stith, of the INTERMEDIATE FIXED INCOME PORTFOLIO. He has been a Managing Director of,

August 31, 2001  /  PROSPECTUS

                                                           INVESTMENT ADVISOR 73



and Director of Fixed Income Investments for, AIA since 1996 and co-manager of another ARK Funds Portfolio. Mr. Gradow's experience includes five years of fixed income management for the Public Employees Retirement System of California (CALPERS). Mr. Gradow has more than 19 years of experience in the investment industry.

N. BETH VOLK is co-manager, with Mr. Gradow, of the U.S. GOVERNMENT BOND PORTFOLIO. Ms. Volk has been a Principal of AIA, Portfolio Manager, and Senior Fixed Income Credit Analyst responsible for leading the corporate research efforts of the Fixed Income Group since 1996. Ms. Volk has more than 19 years of experience in the investment industry, and is a Chartered Financial Analyst.

WILMER C. STITH III is co-manager, with Mr. Gradow, of the INTERMEDIATE FIXED INCOME PORTFOLIO, and is manager or co-manager of other ARK Funds Portfolios. He has been a Vice President of AIA and Portfolio Manager since 1996. He manages separate account money market accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 9 years of experience in the investment industry, and is a Chartered Financial Analyst.

CHARLES E. KNUDSEN III is manager of the BALANCED PORTFOLIO. Mr. Knudsen is a Managing Director of AIA and has been a Portfolio Manager since 1996. He follows several equity industry groups. In addition, he is a senior portfolio manager for key, tax-free institutional accounts, including pension and profit-sharing plans, foundations, and endowments. He has more than 15 years of investment management experience with Allfirst, and is a Chartered Financial Analyst.

CLYDE L. RANDALL II is co-manager, with Mr. Ashcroft, of the EQUITY INCOME PORTFOLIO and BLUE CHIP EQUITY PORTFOLIO, and is co-manager of another ARK Funds Portfolio. Mr. Randall has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. He has more than 13 years of experience in investment research and equity analysis, and is a Chartered Financial Analyst.

ALLEN J. ASHCROFT, JR. is co-manager, with Mr. Randall, of the BLUE CHIP EQUITY PORTFOLIO and EQUITY INCOME PORTFOLIO, and is co-manager of another ARK Funds Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. Mr. Ashcroft has more than 19 years of experience in investment research and equity analysis.

H. GILES KNIGHT is manager of the SMALL-CAP EQUITY PORTFOLIO and is manager of another ARK Funds Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Senior Vice President of Allfirst since 1995. Mr. Knight has more than 30 years of experience in the investment industry.

DAVID G. ROBERTSON is manager of the MID-CAP EQUITY PORTFOLIO. Mr. Robertson has been a Vice President of AIA since November 2000. He is also an equity analyst. He joined AIA from Blackrock, where he had been an investment manager since 1996. Mr. Robertson has over 12 years of experience in the investment industry.

THOMAS D. DEHUDY is manager of the CAPITAL GROWTH PORTFOLIO. Mr. Dehudy has been a Principal of AIA since January 2001. Mr. Dehudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He joined AIA from Lord Abbett & Company, where he had been a senior equity analyst since 1999. Mr. Dehudy has over 19 years of experience in investment research, and is a Chartered Financial Analyst.

J. ERIC LEO is co-manager, with Ms. Rishel, of the VALUE EQUITY PORTFOLIO. He is the Chief Investment Officer of AIA and Managing Director of Equity Research. Prior to joining AIA in 1997, he was Executive Vice President and Chief Investment Officer of Legg Mason Capital Management, Inc. in Baltimore, Maryland since 1991. Mr. Leo is responsible for overseeing AIA's equity investment process. Mr. Leo has more than 30 years of experience in the investment industry.

BARBARA L. RISHEL is co-manager, with Mr. Leo, of the VALUE EQUITY PORTFOLIO. Ms. Rishel has been a Principal of AIA since May 2001. She is also an equity analyst. Ms. Rishel joined AIA from Adams Express Company, where she had been an equity analyst since 1997. She has over 14 years of experience in the investment industry.

CLARENCE W. WOODS, JR. is co-manager, with Mr. Hastings, of the EQUITY INDEX PORTFOLIO. Mr. Woods has been a Vice President and Principal of, and Chief Equity Trader for, AIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 16 years experience in the investment industry.

PETER C. HASTINGS is co-manager, with Mr. Woods, of the EQUITY INDEX PORTFOLIO. Mr. Hastings has been a Vice President of AIA since 1997. Mr. Hastings has more than 5 years of experience in the investment industry.

LOUISE MCGUIGAN is the manager of the INTERNATIONAL EQUITY PORTFOLIO. Ms. McGuigan has been the head of AIB Govett's EAFE product line since 1998. Initially with AIB Investment Managers Limited and subsequently Hill Samuel Fagan Investment Management, she rejoined AIB Investment Managers Limited in 1994. She managed AIB Investment Managers Limited's Far East equity book before becoming a European equity manager in 1995. Ms. McGuigan has more than 8 years of experience in the investment industry.

SUSANNAH SMYLY is manager of the EMERGING MARKETS EQUITY PORTFOLIO. Ms. Smyly is also an Associate Director of Govett Investment Management Ltd, which she joined in 1994, with responsibility for the management of global emerging markets portfolios. She has more than 13 years of experience in the investment industry.

                                                    PROSPECTUS / August 31, 2001

74    PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES

Purchasing, Selling, and Exchanging Portfolio Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Portfolios.

The classes have different expenses and other characteristics.

CLASS A SHARES OF THE MONEY MARKET
FUND PORTFOLIOS
      o No sales charge
      o 12b-1 fees and shareholder servicing fees


CLASS A SHARES OF THE OTHER PORTFOLIOS
      o Front-end sales charge
      o 12b-1 fees and shareholder servicing fees


CLASS B SHARES
      o Contingent Deferred Sales Charge (CDSC)
      o Higher 12b-1 fees and shareholder servicing fees

Who Can Purchase Portfolio Shares?

Class A and Class B Shares are for individual investors, corporations and other entities.

There are three ways to invest in the Portfolios:

      o Directly with ARK Funds
      o Through a Financial Intermediary
      o Through the ARK Funds Employee
        Investment Program

MINIMUM INVESTMENTS
    OPENING A NEW ACCOUNT: Investors: $500
                           Employees: $100 lump sum; $50
                           Automatic Investment Plan
    MINIMUM BALANCE:       Investors  $500
                           Employees: $100
    ADDITIONAL PURCHASES:  Investors: any amount
                           Employees: any amount

Directly With ARK FundS

--------------------------------------------------------------------------------
                                    BY MAIL:
--------------------------------------------------------------------------------
WRITE TO: ARK Funds, P.O. Box 8525, Boston, MA 02266-8525

PURCHASE: Obtain a new account application and information about fees and procedures by calling 1-800-ARK-FUND (1-800-275-3863). Complete and mail application.

   PAYMENT BY WIRE
   Wire Federal funds to:
                State Street Bank & Trust Co.
                Boston, MA
                ABA 011000028
                Account: 99051609
                Attn: (ARK Portfolio Name)
                Further credit to: (Account name and number)

   Notify ARK's transfer agent at 1-800-ARK-FUND by 12:00 PM for proper crediting of your account.

   PAYMENT BY CHECK
   Mail your check in US dollars payable to ARK Funds (ARK Funds FBO - account holder's name for IRAs), and investment instructions.

   PAYMENT BY ACH: (Automated Clearing House Funds Transfer) Complete the bank information section of the new account application, and attach a voided check or deposit slip from a domestic member bank. It takes about 15 days to set up an ACH account.

SELL: Mail a written request including account number, dollar amount to be sold, and mailing or wiring instructions. Signature guarantee is required if your redemption is for $25,000 or more, you request proceeds be sent to a name or address that differs from that on the account, or you request a transfer of registration. The redemption price is based on the next calculation of NAV after your order is received.

EXCHANGE: Mail a written request including dollar amount to be exchanged, the Portfolio from which shares should be sold, and the Portfolio for which shares should be purchased. The minimum amount you can exchange is $500.

   REDEMPTION OF SHARES PURCHASED EITHER BY CHECK OR THROUGH THE AUTOMATIC INVESTMENT PLAN WILL BE DELAYED UNTIL THE INVESTMENT HAS BEEN IN THE ACCOUNT FOR 15 DAYS. ARK FUNDS IS NOT RESPONSIBLE FOR LOST OR MISDIRECTED MAIL. A PORTFOLIO CANNOT ACCEPT THIRD-PARTY CHECKS, CREDIT CARDS, CREDIT CARD
   CHECKS, OR CASH.
--------------------------------------------------------------------------------
                                    BY PHONE:
--------------------------------------------------------------------------------
                      Call 1-800-ARK-FUND (1-800-275-3863).

PROSPECTUS  /  August 31, 2001

                         PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 75

Through a Financial Intermediary
Investors who deal directly with a financial intermediary (rather than directly with ARK Funds (the Fund)), will have to follow that intermediary's procedures for transacting with the Fund. You may instruct your financial intermediary to purchase shares automatically at preset intervals. It is expected that your financial intermediary will be the record owner of shares held for your account, and that they will supply you with quarterly statements showing all account activity. Investors may be charged a fee for transactions or other services, including cash sweeps, effectuated through certain financial intermediaries. There may also be other minimums or restrictions established by financial intermediaries when you open your account. For more information about how to purchase, sell, or exchange Portfolio shares through your financial intermediary, you should contact them directly.

Through The ARK Funds Employee
Investment Program
Class A Shares of the Portfolios may be purchased without a sales charge in an ARK Funds Employee Investment Account. Employees are defined as current and former Trustees and officers of ARK Funds, current and retired officers, directors and regular employees of AIB, and its direct and indirect subsidiaries, including Allfirst and its affiliates, and their spouses and minor children.

General Information
You may purchase, sell, or exchange shares on any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). When the NYSE or Federal Reserve close early, the money market fund Portfolios will advance the time on any such day by which orders must be received.

A Portfolio or the Distributor may reject any purchase or exchange order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

In calculating NAV, each non-money market fund Portfolio generally values its investment portfolio at its market price. If market prices are unavailable or the Portfolios think that they are unreliable, fair value prices may be determined using methods approved by the Board of Trustees.

In calculating NAV, each money market fund Portfolio generally values its investment portfolio using the amortized cost valuation method, which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at their market prices or fair value prices may be determined using methods approved by the Board of Trustees.

Some Portfolios hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the market value of these Portfolio's investments may change on days when you cannot purchase or sell Portfolio shares.

The Portfolios calculate their NAV at certain times each Business Day. The following table shows at what times the Portfolios calculate their NAV, and generally by what time your purchase order and Federal funds (readily available funds) must be received and accepted for your order to be effective and for you to be eligible to receive dividends declared on the day you submit your purchase. For U.S. Treasury Money Market, Tax-Free Money Market and Pennsylvania Tax-Free Money Market Portfolios, orders received and accepted after 12:00 PM Eastern time will begin earning dividends on the next Business Day.

--------------------------------------------------------------------------------
                                                   YOUR ORDER AND
  PORTFOLIO                   NAV CALCULATED     FUNDS RECEIVED BEFORE
                              (EASTERN TIME)         (EASTERN TIME)
--------------------------------------------------------------------------------
  U.S. Treasury
  Money Market             12:00 PM and 4:00 PM         12:00 PM
--------------------------------------------------------------------------------
  U.S. Government                5:00 PM                 5:00 PM
  Money Market
--------------------------------------------------------------------------------
  Money Market                   5:00 PM                 5:00 PM
--------------------------------------------------------------------------------
  Pennsylvania Tax-Free
  Money Market             12:00 PM and 4:00 PM         12:00 PM
--------------------------------------------------------------------------------
  Tax-Free Money Market    12:00 PM and 4:00 PM         12:00 PM
--------------------------------------------------------------------------------
  All Fixed Income
  and Equity                     4:00 PM                 4:00 PM
--------------------------------------------------------------------------------
                                                    PROSPECTUS / August 31, 2001

76    PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES

Sales Charges

ALTERNATIVE SALES CHARGE OPTIONS
You may purchase Class A or Class B Shares of the Portfolios at a price equal to their NAV per share plus any applicable sales charge. Class A Shares include an initial sales charge. Class B Shares may pay a contingent deferred sales charge
(CDSC). The classes have the same rights and are identical in all respects except that: (i) Class B Shares may pay deferred sales charges and pay higher distribution and service fees; (ii) each class has exclusive voting rights with respect to approvals of its Rule 12b-1 plan (although Class B shareholders may be entitled to vote on any distribution fees imposed on Class A Shares so long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges.

FRONT-END SALES CHARGES -- CLASS A SHARES
The offering price of Class A Shares is the NAV next calculated after a Portfolio receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

U.S. GOVERNMENT BOND, INCOME, MARYLAND TAX-FREE, PENNSYLVANIA TAX-FREE AND INTERMEDIATE FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
                 YOUR SALES CHARGE    YOUR SALES CHARGED    DEALER CONCESSION
IF YOUR            AS A % OF THE         AS A % OF YOUR        AS A % OF THE
INVESTMENT IS:    OFFERING PRICE         NET INVESTMENT       OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000      4.50%                 4.71%                  4.00%
--------------------------------------------------------------------------------
$50,000 but less
than $100,000          4.00%                 4.17%                  3.50%
--------------------------------------------------------------------------------
$100,000 but less
than $250,000          3.00%                 3.09%                  2.75%
--------------------------------------------------------------------------------
$250,000 but less
than $500,000          2.50%                 2.56%                  2.25%
--------------------------------------------------------------------------------
$500,000 but less
than $1,000,000        2.00%                 2.04%                  1.50%
--------------------------------------------------------------------------------
$1,000,000 and
above                  0.00%                 0.00%                  0.75%
-------------------------------------------------------------------------------

No initial sales charge applies to purchases of Class A Shares of $1 million or more. However, you will pay a CDSC of 1.00% if you sell your shares within one year of the date of purchase, or of 0.50% if you sell your shares between one and two years of the date of purchase.

BALANCED, EQUITY INCOME, EQUITY INDEX, BLUE CHIP EQUITY, VALUE EQUITY,
CAPITAL GROWTH, MID-CAP EQUITY, SMALL-CAP EQUITY, INTERNATIONAL EQUITY AND EMERGING MARKETS EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
                 YOUR SALES CHARGE    YOUR SALES CHARGED    DEALER CONCESSION
IF YOUR            AS A % OF THE         AS A % OF YOUR        AS A % OF THE
INVESTMENT IS:    OFFERING PRICE         NET INVESTMENT       OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000      4.75%                  4.99%                4.25%
-------------------------------------------------------------------------------
$50,000 but less
than $100,000          4.50%                  4.71%                4.00%
-------------------------------------------------------------------------------
$100,000 but less
than $250,000          3.50%                  3.63%                3.00%
-------------------------------------------------------------------------------
$250,000 but less
than $500,000          2.50%                  2.56%                2.25%
-------------------------------------------------------------------------------
$500,000 but less
than $1,000,000        2.00%                  2.04%                1.75%
-------------------------------------------------------------------------------
$1,000,000 and
above                  0.00%                  0.00%                0.75%
--------------------------------------------------------------------------------

No initial sales charge applies to purchases of Class A Shares of $1 million or more. However, you will pay a CDSC of 1.00% if you sell your shares within one year of the date of purchase, or of 0.50% if you sell your shares between one and two years of the date of purchase.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES
The front-end sales charge will be waived on Class A Shares purchased:

(1) by a bank trust officer, registered representative, or other employee (or a member of their immediate families) of authorized institutions;

(2) by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

(3) for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code);

(4) for an account affiliated with Allfirst, with the proceeds of a distribution from certain employee benefit plans;

(5) for any state, county or city, or any governmental instrumentality, department, authority or agency;

(6) with redemption proceeds from other mutual fund complexes on which you have previously paid an initial or CDSC;

August 31, 2001  /  PROSPECTUS

                         PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 77

 (7) through wrap fee and asset allocation programs and for financial institutions that, under their dealer agreement with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge;

 (8) as part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 of plan assets invested in the Portfolios;

 (9) as part of an employee benefit plan through an intermediary that has signed a participation agreement with the Portfolios' distributor specifying certain qualifications; and

(10) on a discretionary basis by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business and that has executed a participation agreement with the Portfolios' distributor specifying certain qualifications.

REPURCHASE OF CLASS A SHARES
You may repurchase any amount of Class A Shares of any Portfolio at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those that were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you have redeemed, without paying the front-end sales charge a second time. To exercise this privilege, the Portfolio must receive your purchase order within 30 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE PORTFOLIO WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES. The purchase price of your shares is the NAV on the day your purchase order is received and accepted.

REDUCED SALES CHARGES -- CLASS A SHARES
RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will consider the value of Class A Shares purchased previously only if they were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Portfolio with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Portfolio may amend or terminate this right of accumulation at any time. Rights of accumulation do not apply to purchases of Class A Shares of the U.S. Treasury Money Market, U.S. Government Money Market, Money Market, Tax-Free Money Market, Pennsylvania Tax-Free Money Market, and Short-Term Treasury Portfolios.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Portfolio over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Portfolio will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Portfolio a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Portfolio to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Portfolio's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Portfolio will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

                                                    PROSPECTUS / August 31, 2001

78    PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES

CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES
You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within six years after your purchase, you will pay a CDSC as described in the table below for either (1) the NAV of the shares at the time of purchase, or
(2) NAV of the shares next calculated after the Portfolio receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges.

At the end of eight years from the date of purchase, Class B Shares convert to Class A Shares based on their relative NAV. Class A Shares pay lower expenses than Class B Shares.

--------------------------------------------------------------------------------
                                CDSC AS A PERCENTAGE
   YEAR SINCE PURCHASE     OF DOLLAR AMOUNT SUBJECT TO CHANGE
--------------------------------------------------------------------------------
        First                             5%
--------------------------------------------------------------------------------
       Second                             4%
--------------------------------------------------------------------------------
        Third                             3%
--------------------------------------------------------------------------------
       Fourth                             3%
--------------------------------------------------------------------------------
        Fifth                             2%
--------------------------------------------------------------------------------
        Sixth                             1%
--------------------------------------------------------------------------------
  Seventh and after                       0%
--------------------------------------------------------------------------------


The Class B Shares CDSC generally will be waived under the following circumstances:

o Benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans.
o Eligible mandatory distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70-1/2 (waiver applies only to amounts necessary to meet the required minimum amount). If Class B Shares represent a part of a shareholder's total individual retirement account or 403(b) Plan investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relationship to the entire mandatory distribution as the Class B Shares bear to the total investment account.
o Death or disability (as defined in Section 72(m)(7) of the Internal Revenue
  Code) of the shareholder if such shares are redeemed within one year of death or determination of disability.
o Payments under the Automatic Withdrawal Plan (which is discussed later), up to 10% per year, provided the minimum distribution per such Plan is no less than $100 per month, and the account balance at the inception of the withdrawals is at least $10,000. Shares received from dividend and capital gain reinvestment are included in calculating the 10%. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales load.

GENERAL INFORMATION ABOUT SALES CHARGES
Your securities dealer is paid a commission when you buy your shares and is paid a distribution fee as long as you hold your shares. Your securities dealer may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions including brokerage firms affiliated with Allfirst may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of Federal securities law.

No CDSC is imposed on redemptions of Class B Shares received from the reinvestment of distributions on Class B Shares or exchanged for shares of another Portfolio. However, Class B Shares acquired in exchanges (including shares of the Money Market Portfolio) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. Class B Shares not subject to a CDSC will always be redeemed first.

The CDSC will be computed using the schedule of the Portfolio with the highest CDSC owned by you. In computing the CDSC, the length of time you owned the shares will be measured from the date of original purchase and will not be affected by exchanges. To exchange into another Portfolio, you must meet the $500 minimum initial investment.

Distribution of Portfolio Shares
The Fund has adopted a distribution (12b-1) plan and a shareholder services plan for Class A Shares of each Portfolio. In addition, the Fund has adopted a distribution and service (12b-1) plan for Class B Shares of each Portfolio. The Plans allow the Portfolios to pay fees for the sale and distribution of their shares, and for services provided to shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


August 31, 2001  /  PROSPECTUS

                         PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 79

Class A distribution fees, as a percentage of average daily net assets of the class, may be up to 0.75% as authorized by the Board. The Distributor is voluntarily waiving a portion of the Class A fees payable by certain Portfolios. The Distributor may discontinue all or a portion of these waivers at any time. The following table sets forth the distribution fees authorized by the Board and the fees paid by the Portfolio for the fiscal year ended April 30, 2001:

--------------------------------------------------------------------------------
                                                              FEES PAID
                                             AUTHORIZED        (NET OF
 CLASS A SHARES                                 FEE (%)      WAIVERS) (%)
--------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio            0.25            0.25
--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio          0.25            0.25
--------------------------------------------------------------------------------
Money Market Portfolio                          0.25            0.25
--------------------------------------------------------------------------------
Tax-Free Money Market Portfolio                 0.25            0.25
--------------------------------------------------------------------------------
Short-Term Treasury Portfolio                   0.40            0.25
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio                     0.30            0.25
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio                 0.30            0.25
--------------------------------------------------------------------------------
U.S. Government Bond Portfolio                  0.30            0.25
--------------------------------------------------------------------------------
Income Portfolio                                0.30            0.25
--------------------------------------------------------------------------------
Balanced Portfolio                              0.40            0.25
--------------------------------------------------------------------------------
Equity Income Portfolio                         0.40            0.25
--------------------------------------------------------------------------------
Value Equity Portfolio                          0.40            0.25
--------------------------------------------------------------------------------
Equity Index Portfolio                          0.40            0.25
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio                      0.55            0.25
--------------------------------------------------------------------------------
Capital Growth Portfolio                        0.40            0.25
--------------------------------------------------------------------------------
Mid-Cap Equity Portfolio                        0.40            0.25
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio                      0.40            0.25
--------------------------------------------------------------------------------
International Equity Portfolio                  0.40            0.25
--------------------------------------------------------------------------------
Emerging Markets Equity Portfolio               0.40            0.25
--------------------------------------------------------------------------------

Class A service fees, as a percentage of average daily net assets of the class, may be up to 0.25% as authorized by the Board. The following table sets forth the service fees authorized by the Board and the fees paid by the Portfolio for the fiscal year ended April 30, 2001:

--------------------------------------------------------------------------------
                                                              FEES PAID
                                              AUTHORIZED       (NET OF
 CLASS A SHARES                                  FEE (%)     WAIVERS) (%)
--------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio            0.15            0.06
--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio          0.15            0.06
--------------------------------------------------------------------------------
Money Market Portfolio                          0.15            0.06
--------------------------------------------------------------------------------
Tax-Free Money Market Portfolio                 0.15            0.06
--------------------------------------------------------------------------------
Short-Term Treasury Portfolio                   0.15            0.00
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio                     0.15            0.00
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio                 0.15            0.00
--------------------------------------------------------------------------------
U.S. Government Bond Portfolio                  0.15            0.00
--------------------------------------------------------------------------------
Income Portfolio                                0.15            0.00
--------------------------------------------------------------------------------
Balanced Portfolio                              0.15            0.00
--------------------------------------------------------------------------------
Equity Income Portfolio                         0.15            0.00
--------------------------------------------------------------------------------
Value Equity Portfolio                          0.15            0.00
--------------------------------------------------------------------------------
Equity Index Portfolio                          0.15            0.00
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio                      0.15            0.00
--------------------------------------------------------------------------------
Capital Growth Portfolio                        0.15            0.00
--------------------------------------------------------------------------------
Mid-Cap Equity Portfolio                        0.15            0.00
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio                      0.15            0.00
--------------------------------------------------------------------------------
International Equity Portfolio                  0.15            0.00
--------------------------------------------------------------------------------
Emerging Markets Equity Portfolio               0.15            0.00
--------------------------------------------------------------------------------

Class B distribution and service fees, as a percentage of average daily net assets of the class, paid by the Portfolios for the fiscal year ended April 30, 2001 were 0.75% and 0.25%, respectively.

The Distributor may, from time to time at its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual

                                                    PROSPECTUS / August 31, 2001

80    PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES

Information About Exchanging Shares

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolios receive your exchange request.

Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the prospectus. Any telephone exchange must satisfy the requirements relating to the minimum initial investment amounts of the Portfolio involved. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). The Fund reserves the right to terminate or modify the exchange privilege for any reason upon 60 days notice to shareholders.

An exchange between classes of a particular Portfolio is generally not permitted, unless a shareholder becomes eligible to purchase shares of another class. The Fund reserve the right to require shareholders to complete an Account Application or other documentation in connection with the exchange.

CLASS A SHARES

You may exchange Class A Shares of any Portfolio for Class A Shares of any other Portfolio. If you exchange shares that you purchased without a sales charge, or with a lower sales charge, into a Portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange your shares into a Portfolio with the same, lower or no sales charge, there is not an incremental sales charge for the exchange.

CLASS B SHARES

You may exchange Class B Shares of any Portfolio for Class B Shares of any other Portfolio. No CDSC is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least six years from your initial purchase. Upon redemption, CDSC charges may apply. For purposes of computing the CDSC, the length of time the investor owned the shares will be measured from the date of the original purchase and will not be affected by any exchange.

Receiving Your Sales Proceeds

Normally, we send your sale proceeds within three Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from the date of your purchase).

If you established ACH instructions on your account, you can receive your redemption proceeds by ACH wire. Sale proceeds sent via ACH will not be posted to your bank account until the second Business Day following the transaction.

Redemption by Checkwriting

Checkwriting is available for accounts investing in Class A Shares of the money market fund Portfolios. You will be required to sign a signature card and will be subject to the applicable rules and regulations of the clearing bank.

Checks in the amount of $500 or more drawn on one of the money market fund Portfolios may be made payable to the order of any payee. You should be aware that, as the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank causes the Fund to redeem, at the next NAV, a sufficient number of shares to cover the amount of the check. Checks will be returned by the clearing bank if there are not sufficient shares available. If you wish to use this checkwriting feature, you should check the appropriate box on the Account Application, which includes a signature card, and mail the completed form to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525. There is no charge for the checks, although the clearing bank will impose its customary overdraft fee in connection with checks returned for insufficient funds.

Redemption in Kind

The Portfolios reserve the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the Portfolio's Advisor deems that it is in the Portfolio's best interest to do so.

Automatic Investment Plan (AIP)

Investors and employees may arrange on any Business Day for periodic investment in a Portfolio through automatic deductions from a checking or savings account by completing the appropriate section of the Account Application.

August 31, 2001  /  PROSPECTUS

PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 81

Automatic Withdrawal Plan (AWP)

The AWP may be used by investors and employees who wish to receive regular distributions from their accounts. Upon commencement of the AWP, an account must have a current value of $10,000 or more. Investors may elect to receive automatic payments of $100 or more via check or direct deposit to a checking account on a monthly, quarterly or annual basis. Automatic withdrawals are normally processed on the 25th day of the month (or on the next Business Day). To arrange an AWP, you must complete the appropriate section of an Account Change Form.

If you withdraw 10% or less of your Class B Shares in one year pursuant to the AWP, your redemptions will not be subject to the CDSC. Because automatic withdrawals of Class B Shares in amounts greater than 10% of the initial value of the account will be subject to the CDSC, Class B shareholders should not participate in the AWP.

Suspension of Your Right to Sell Your Shares

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

Minimum Balance

For direct investors, if your account drops below $500 because of redemptions, we may be sell your shares and close your account. But, we will give you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares.

Purchase and Exchange
Restrictions on Market Timers

The Fund does not permit market timing or excessive trading. Market timing and other types of excessive trading can hurt performance by disrupting management and increasing expenses for all shareholders. The Fund may refuse to accept any purchase or exchange order from any person or group if, in its sole discretion, it determines that (1) the order reflects market timing or excessive trading,
(2) a Portfolio would be unable to invest the money effectively, or (3) a Portfolio would otherwise be adversely affected. The Fund may consider a number of factors in determining whether an investor has engaged in market timing or excessive trading, including the investor's trading history, the number, size, and time between transactions, and the percentage of the investor's account involved in each transaction. The Fund also may consider trading done in accounts under common ownership or control or in groups of accounts. The prohibition on market timing and excessive trading also applies to purchase and exchange orders placed through intermediaries, including brokers, banks, trust companies, investment advisors, or any other third party.

Telephone Transactions

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of the callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

                                                 PROSPECTUS  /  August 31, 2001

82   DIVIDENDS AND DISTRIBUTIONS

Dividends and Distributions

Dividends from net investment income are declared and paid according to the following schedule:
--------------------------------------------------------------------------------
                              FREQUENCY OF   FREQUENCY OF
                               DECLARATION    PAYMENT OF
 PORTFOLIO                    OF DIVIDENDS     DIVIDENDS
--------------------------------------------------------------------------------
U.S. Treasury Money
 Market Portfolio                  Daily        Monthly
--------------------------------------------------------------------------------
U.S. Government Money Market
 Portfolio                         Daily         Monthly
--------------------------------------------------------------------------------
Money Market Portfolio             Daily         Monthly
--------------------------------------------------------------------------------
Tax-Free Money Market Portfolio    Daily         Monthly
--------------------------------------------------------------------------------
Pennsylvania Tax-Free
 Money Market Portfolio            Daily         Monthly
--------------------------------------------------------------------------------
Short-Term Treasury Portfolio      Daily         Monthly
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio        Daily         Monthly
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio    Daily         Monthly
--------------------------------------------------------------------------------
Intermediate Fixed Income
  Portfolio                        Daily         Monthly
--------------------------------------------------------------------------------
U.S. Government Bond Portfolio     Daily         Monthly
--------------------------------------------------------------------------------
Income Portfolio                   Daily         Monthly
--------------------------------------------------------------------------------
Balanced Portfolio               Quarterly      Quarterly
--------------------------------------------------------------------------------
Equity Income Portfolio           Monthly        Monthly
--------------------------------------------------------------------------------
Value Equity Portfolio           Quarterly      Quarterly
--------------------------------------------------------------------------------
Equity Index Portfolio           Quarterly      Quarterly
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio       Quarterly      Quarterly
--------------------------------------------------------------------------------
Capital Growth Portfolio         Annually       Annually
--------------------------------------------------------------------------------
Mid-Cap Equity Portfolio         Quarterly      Quarterly
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio       Annually       Annually
--------------------------------------------------------------------------------
International Equity Portfolio   Annually       Annually
--------------------------------------------------------------------------------
Emerging Markets Equity
 Portfolio                       Annually       Annually
--------------------------------------------------------------------------------

Each Portfolio distributes net capital gains and net gains from foreign currency transactions, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You may elect to receive dividends and other distributions in additional Portfolio shares or in cash. You must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.

August 31, 2001 / PROSPECTUS

                                                                        TAXES 83

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important Federal income tax considerations that affect the Portfolios and their shareholders. This summary is based on the current Federal tax law, which may change.

Each Portfolio will distribute substantially all of its income and net capital gains and net gains from foreign currency transactions, if any. The dividends and other distributions you receive (other than from the Tax-Free Money Market, Pennsylvania Tax-Free Money Market, Maryland Tax-Free, and Pennsylvania Tax-Free Portfolios (collectively, "Tax-Free Portfolios")) generally will be subject to Federal income taxation, whether or not you reinvest them. Income dividends and distributions of net capital gain from the sale or exchange of portfolio securities held for 12 months or less are generally taxable at ordinary income tax rates. Capital gain distributions and distributions of net gains from certain foreign transactions are generally taxable as long-term capital gains if the distributing Portfolio has held the assets that generated the gain for more than 12 months. EACH SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

The Tax-Free Portfolios intend to distribute Federally tax-exempt dividends. These Portfolios may invest a portion of their assets in securities that generate taxable income for Federal income tax purposes. Dividends exempt from Federal income tax may be subject to state and local income taxes. Any capital gains distributed by these Portfolios will be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                    PROSPECTUS / August 31, 2001

84    FINANCIAL HIGHLIGHTS

Financial Highlights

The table that follows presents performance information about Class A and, if applicable, Class B Shares of the Portfolios. This information is intended to help you understand each class's financial performance for the past five years, or, if shorter, the period of the class's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming you reinvested all of your dividends and distributions). The information for each of the fiscal years ended April 30, and for ARK International Equity Portfolio and ARK Emerging Markets Equity Portfolio the six-month period ended April 30, 2001 and the ten-month period ended October 31, 2000, has been derived from the Portfolios' financial statements, which were audited by KPMG LLP, independent auditors. Information shown prior to January 1, 2000 for the ARK International Equity and ARK Emerging Markets Equity Portfolios was audited by other auditors. KPMG's report, along with each Portfolio's financial statements, is included in our most recent Annual Report. The Annual Report accompanies our Statement of Additional Information and is available upon request at no charge.

------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD ENDED APRIL 30,

                                REALIZED
       NET ASSET      NET          AND     DISTRIBUTIONS DISTRIBUTIONS NET ASSET
        VALUE,    INVESTMENT   UNREALIZED    FROM NET        FROM       VALUE,                  NET ASSETS
       BEGINNING    INCOME   GAINS (LOSSES) INVESTMENT      CAPITAL       END        TOTAL        END OF
       OF PERIOD    (LOSS)   ON INVESTMENTS   INCOME         GAINS     OF PERIOD   RETURN(A)   PERIOD (000)
------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market Portfolio
RETAIL CLASS A
2001    $1.00         0.05          --          (0.05)       --         $1.00      5.34%        $ 21,587
------------------------------------------------------------------------------------------------------------
2000     1.00         0.04          --          (0.04)       --          1.00      4.49           18,618
------------------------------------------------------------------------------------------------------------
1999     1.00         0.04          --          (0.04)       --          1.00      4.33           19,632
------------------------------------------------------------------------------------------------------------
1998     1.00         0.05          --          (0.05)       --          1.00      4.77           35,302
------------------------------------------------------------------------------------------------------------
1997     1.00         0.05          --          (0.05)       --          1.00      4.71           13,673

U.S. Government Money Market Portfolio
RETAIL CLASS A
2001    $1.00         0.06          --          (0.06)       --         $1.00      5.75%        $119,725
------------------------------------------------------------------------------------------------------------
2000     1.00         0.05          --          (0.05)       --          1.00      4.92          120,578
------------------------------------------------------------------------------------------------------------
1999     1.00         0.05          --          (0.05)       --          1.00      4.75          104,037
------------------------------------------------------------------------------------------------------------
1998 (1) 1.00         0.04          --          (0.04)       --          1.00      5.19*          78,265

Money Market Portfolio
RETAIL CLASS A
2001    $1.00         0.06          --          (0.06)       --         $1.00      5.93%        $296,748
------------------------------------------------------------------------------------------------------------
2000     1.00         0.05          --          (0.05)       --          1.00      5.13          251,140
------------------------------------------------------------------------------------------------------------
1999     1.00         0.05          --          (0.05)       --          1.00      4.91          246,496
------------------------------------------------------------------------------------------------------------
1998     1.00         0.05          --          (0.05)       --          1.00      5.25          188,048
------------------------------------------------------------------------------------------------------------
1997     1.00         0.05          --          (0.05)       --          1.00      5.03          128,693

RETAIL CLASS B
2001    $1.00         0.05          --          (0.05)       --         $1.00      5.21%        $    105
------------------------------------------------------------------------------------------------------------
2000     1.00         0.04          --          (0.04)       --          1.00      4.41               23
------------------------------------------------------------------------------------------------------------
1999 (2) 1.00         0.01          --          (0.01)       --          1.00      3.86*              22

----------------------------------------------------
                       RATIO OF NET      RATIO
                        INVESTMENT    OF EXPENSES
         RATIO OF        INCOME       TO AVERAGE
         EXPENSES        (LOSS)       NET ASSETS
        TO AVERAGE     TO AVERAGE     (EXCLUDING
        NET ASSETS     NET ASSETS      WAIVERS)
----------------------------------------------------

U.S. Treasury Money Market Portfolio
RETAIL CLASS A
2001      0.70%          5.19%           0.85%
----------------------------------------------------
2000      0.68           4.34            0.83
----------------------------------------------------
1999      0.69           4.31            0.84
----------------------------------------------------
1998      0.70           4.66            0.85
----------------------------------------------------
1997      0.64           4.62            0.83

U.S. Government Money Market Portfolio
RETAIL CLASS A
2001      0.63%          5.62%           0.83%
----------------------------------------------------
2000      0.64           4.85            0.84
----------------------------------------------------
1999      0.64           4.62            0.84
----------------------------------------------------
1998 (1)  0.67*          4.98*           0.87*

Money Market Portfolio
RETAIL CLASS A
2001    0.61%            5.75%           0.83%
----------------------------------------------------
2000    0.61             5.02            0.83
----------------------------------------------------
1999    0.62             4.79            0.85
----------------------------------------------------
1998    0.62             5.13            0.85
----------------------------------------------------
1997    0.59             4.92            0.83

RETAIL CLASS B
2001    1.30%            4.80%           1.43%
----------------------------------------------------
2000    1.31             4.39            1.44
----------------------------------------------------
1999 (2)1.30*            3.76*           1.44*

*   Annualized
(A) Total return for the retail class does not include the one-time sales charge.
(1) Commenced operations on July 7, 1997.
(2) Commenced operations on January 22, 1999.

August 31, 2001  /  PROSPECTUS

                                                       FINANCIAL HIGHLIGHTS   85

-------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD ENDED APRIL 30,

        NET ASSET    NET       REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS  NET ASSET
         VALUE,   INVESTMENT    UNREALIZED     FROM NET        FROM          VALUE,                   NET ASSETS
        BEGINNING   INCOME    GAINS (LOSSES)  INVESTMENT      CAPITAL         END          TOTAL        END OF
        OF PERIOD   (LOSS     ON INVESTMENTS    INCOME         GAINS       OF PERIOD    RETURN(A)    PERIOD (000)
-------------------------------------------------------------------------------------------------------------------

Tax-Free Money Market Portfolio
RETAIL CLASS A
2001     $ 1.00      0.03          --            (0.03)          --          $ 1.00         3.50%       $ 38,358
-------------------------------------------------------------------------------------------------------------------
2000       1.00      0.03          --            (0.03)          --            1.00         2.94          45,970
-------------------------------------------------------------------------------------------------------------------
1999       1.00      0.03          --            (0.03)          --            1.00         2.74          33,509
-------------------------------------------------------------------------------------------------------------------
1998       1.00      0.03          --            (0.03)          --            1.00         3.16          25,144
-------------------------------------------------------------------------------------------------------------------
1997       1.00      0.03          --            (0.03)          --            1.00         3.01          16,495

Short-Term Treasury Portfolio
RETAIL CLASS A
2001     $ 9.85      0.47         0.32           (0.47)          --           $10.17        8.24%       $  8,860
-------------------------------------------------------------------------------------------------------------------
2000      10.03      0.44        (0.16)          (0.44)        (0.02)           9.85        2.80           9,804
-------------------------------------------------------------------------------------------------------------------
1999      10.05      0.47         0.03           (0.47)        (0.05)          10.03        5.04          14,006
-------------------------------------------------------------------------------------------------------------------
1998       9.96      0.52         0.09           (0.51)        (0.01)          10.05        6.23          14,410
-------------------------------------------------------------------------------------------------------------------
1997 (1)   9.95      0.27         0.03           (0.28)        (0.01)           9.96        3.39+         22,937

Maryland Tax-Free Portfolio
RETAIL CLASS A
2001     $ 9.48      0.43         0.42           (0.43)          --           $ 9.90        9.09%       $ 24,671
-------------------------------------------------------------------------------------------------------------------
2000      10.21      0.43        (0.69)          (0.43)        (0.04)           9.48       (2.50)         25,924
-------------------------------------------------------------------------------------------------------------------
1999      10.14      0.43         0.14           (0.43)        (0.07)          10.21        5.69          32,395
-------------------------------------------------------------------------------------------------------------------
1998       9.87      0.44         0.34           (0.45)        (0.06)          10.14        7.91          25,283
-------------------------------------------------------------------------------------------------------------------
1997(2)    9.96      0.13        (0.07)          (0.15)          --            9.87         0.63+          7,997

RETAIL CLASS B
2001     $ 9.48      0.36         0.43           (0.36)          --           $ 9.91        8.47%       $    745
-------------------------------------------------------------------------------------------------------------------
2000(3)    9.75      1.51        (0.23)          (1.51)        (0.04)           9.48       13.17+             50

Pennsylvania Tax-Free Portfolio
RETAIL CLASS A
2001     $ 9.38      0.41         0.42           (0.41)          --           $ 9.80        8.99%       $  2,603
-------------------------------------------------------------------------------------------------------------------
2000      10.22      0.40        (0.80)          (0.40)        (0.04)           9.38       (3.95)          3,036
-------------------------------------------------------------------------------------------------------------------
1999      10.13      0.39         0.15           (0.39)        (0.06)          10.22        5.39           3,820
-------------------------------------------------------------------------------------------------------------------
1998 (4)  10.26      0.04        (0.13)          (0.04)          --            10.13       (0.94)+         2,577

RETAIL CLASS B
2001     $ 9.39      0.34         0.43           (0.34)          --           $ 9.82        8.30%       $     76
-------------------------------------------------------------------------------------------------------------------
2000(3)    9.71      1.20        (0.28)          (1.20)        (0.04)           9.39        9.37+            188

----------------------------------------------------------------
                                    RATIO
                   RATIO OF NET  OF EXPENSES
         RATIO OF   INVESTMENT    TO AVERAGE
         EXPENSES   INCOME (LOSS)  NET ASSETS      PORTFOLIO
        TO AVERAGE   TO AVERAGE    (EXCLUDING      TURNOVER
        NET ASSETS  NET ASSETS      WAIVERS)         RATE
----------------------------------------------------------------
Tax-Free Money Market Portfolio
Retail Class A
2001       0.59%       3.46%          0.84%            --
----------------------------------------------------------------
2000       0.60        2.90           0.85             --
----------------------------------------------------------------
1999       0.60        2.66           0.85             --
----------------------------------------------------------------
1998       0.61        3.11           0.86             --
----------------------------------------------------------------
1997       0.55        2.97           0.84             --

Short-Term Treasury Portfolio
Retail Class A
2001       0.83%       4.74%          1.13%         80.00%
----------------------------------------------------------------
2000       0.82        4.39           1.12          80.49
----------------------------------------------------------------
1999       0.82        4.61           1.12          70.64
----------------------------------------------------------------
1998       0.78        5.02           1.07         124.24
----------------------------------------------------------------
1997 (1)   0.67*       5.07*          0.91*        147.86

Maryland Tax-Free Portfolio
RETAIL CLASS A
2001       0.94%       4.38%          1.30%         28.94%
----------------------------------------------------------------
2000       0.94        4.43           1.30          24.29
----------------------------------------------------------------
1999       0.93        4.18           1.29          30.83
----------------------------------------------------------------
1998       0.90        4.39           1.15          22.40
----------------------------------------------------------------
1997(2)    0.91*       4.70*          1.10*         11.13

RETAIL CLASS B
2001       1.69%       3.57%          1.85%         28.94%
----------------------------------------------------------------
2000(3)    1.68*       3.82*          1.85*         24.29

Pennsylvania Tax-Free Portfolio
RETAIL CLASS A
2001       1.09%       4.24%          1.29%         25.67%
----------------------------------------------------------------
2000       1.09        4.23           1.29          30.92
----------------------------------------------------------------
1999       1.10        3.84           1.30          43.46
----------------------------------------------------------------
1998 (4)   1.01*       3.72*          1.24*          3.50

RETAIL CLASS B
2001       1.84%       3.52%          1.84%         25.67%
----------------------------------------------------------------
2000(3)    1.84*       3.63*          1.84*         30.92


 +  Returns are for the period indicated and have not been annualized.
 *  Annualized
(A) Total return for the retail class does not include the one-time sales charge.
(1) Commenced operations on September 9, 1996.
(2) Commenced operations on January 2, 1997.
(3) Commenced operations on September 9, 1999.
(4) Commenced operations on March 23, 1998.
                                                    PROSPECTUS / August 31, 2001

86        FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD ENDED APRIL 30,

        NET ASSET    NET       REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS  NET ASSET
         VALUE,   INVESTMENT    UNREALIZED     FROM NET        FROM          VALUE,                   NET ASSETS
        BEGINNING   INCOME    GAINS (LOSSES)  INVESTMENT      CAPITAL         END          TOTAL        END OF
        OF PERIOD   (LOSS     ON INVESTMENTS    INCOME         GAINS       OF PERIOD    RETURN(A)    PERIOD (000)
-------------------------------------------------------------------------------------------------------------------

U.S. Government Bond Portfolio
RETAIL CLASS A
2001     $ 9.28      0.52          0.45         (0.52)           --         $ 9.73        10.72%       $  2,533
-------------------------------------------------------------------------------------------------------------------
2000       9.79      0.50         (0.51)        (0.50)           --           9.28        (0.09)          2,375
-------------------------------------------------------------------------------------------------------------------
1999       9.85      0.54         (0.06)        (0.54)           --           9.79         4.93           2,240
-------------------------------------------------------------------------------------------------------------------
1998 (1)   9.88      0.81         (0.03)        (0.81)           --           9.85         7.86+             30

Income Portfolio
RETAIL CLASS A
2001     $ 9.62      0.58          0.47         (0.59)           --         $10.08         11.19%      $  8,991
-------------------------------------------------------------------------------------------------------------------
2000      10.20      0.56         (0.58)        (0.56)           --           9.62         (0.18)         5,830
-------------------------------------------------------------------------------------------------------------------
1999      10.37      0.58         (0.16)        (0.59)           --          10.20          4.08          8,573
-------------------------------------------------------------------------------------------------------------------
1998       9.94      0.58          0.44         (0.59)           --          10.37         10.47          6,889
-------------------------------------------------------------------------------------------------------------------
1997       9.91      0.59          0.01         (0.57)           --           9.94          6.32          4,102

RETAIL CLASS B
2001     $ 9.51      0.51          0.45         (0.51)           --         $ 9.96         10.35%      $    705
-------------------------------------------------------------------------------------------------------------------
2000      10.08      0.48         (0.57)        (0.48)           --           9.51         (0.85)           429
-------------------------------------------------------------------------------------------------------------------
1999 (2)  10.40      0.35         (0.32)        (0.35)           --          10.08          0.35+           280

Balanced Portfolio
RETAIL CLASS A
2001     $16.84      0.32         (1.48)        (0.33)         (0.95)       $14.40         (7.06)%     $ 43,644
-------------------------------------------------------------------------------------------------------------------
2000      14.59      0.28          2.88         (0.25)         (0.66)        16.84         22.26         43,098
-------------------------------------------------------------------------------------------------------------------
1999      13.20      0.26          2.02         (0.26)         (0.63)        14.59         17.97         26,927
-------------------------------------------------------------------------------------------------------------------
1998      11.40      0.27          3.04         (0.28)         (1.23)        13.20         30.67         15,074
-------------------------------------------------------------------------------------------------------------------
1997      11.35      0.28          0.56         (0.28)         (0.51)        11.40          7.66          6,164

RETAIL CLASS B
2001     $16.82      0.20         (1.47)        (0.22)         (0.95)       $14.38         (7.78)%     $ 14,827
-------------------------------------------------------------------------------------------------------------------
2000      14.60      0.16          2.87         (0.15)         (0.66)        16.82         21.32         10,991
-------------------------------------------------------------------------------------------------------------------
1999 (2)  12.58      0.16          2.67         (0.18)         (0.63)        14.60         23.13+         2,479

--------------------------------------------------------------
                                     RATIO
                    RATIO OF NET  OF EXPENSES
          RATIO OF   INVESTMENT    TO AVERAGE
          EXPENSES   INCOME (LOSS)  NET ASSETS      PORTFOLIO
         TO AVERAGE   TO AVERAGE    (EXCLUDING      TURNOVER
         NET ASSETS  NET ASSETS      WAIVERS)         RATE
--------------------------------------------------------------

U.S. Government Bond Portfolio
RETAIL CLASS A
2001      1.10%       5.47%         1.40%           36.75%
--------------------------------------------------------------
2000      1.10        5.26          1.40             6.62
--------------------------------------------------------------
1999      1.12        5.11          1.41            102.27
--------------------------------------------------------------
1998 (1)  1.05*       6.02*         1.33*           13.77

Income Portfolio
RETAIL CLASS A
2001      0.95%       5.97%         1.24%          339.82%
--------------------------------------------------------------
2000      0.95        5.67          1.24           328.20
--------------------------------------------------------------
1999      0.95        5.59          1.24            50.41
--------------------------------------------------------------
1998      0.95        5.82          1.16           154.87
--------------------------------------------------------------
1997      0.89        5.96          1.09           271.60

RETAIL CLASS B
2001      1.70%       5.19%         1.79%          339.82%
--------------------------------------------------------------
2000      1.71        4.97          1.80           328.20
--------------------------------------------------------------
1999 (2)  1.70*       4.71*         1.79*           50.41

Balanced Portfolio
RETAIL CLASS A
2001      1.02%       2.08%         1.41%          36.26%
--------------------------------------------------------------
2000      1.01        1.84          1.40            54.46
--------------------------------------------------------------
1999      1.01        1.94          1.40            56.70
--------------------------------------------------------------
1998      1.02        2.20          1.33            71.58
--------------------------------------------------------------
1997      0.96        2.56          1.19           124.22

RETAIL CLASS B
2001      1.77%       1.35%         1.86%          36.26%
--------------------------------------------------------------
2000      1.77        1.10          1.86            54.46
--------------------------------------------------------------
1999 (2)  1.75*       0.99*         1.84*           56.70

 +  Returns are for the period indicated and have not been annualized
 *  Annualized
(A) Total return for the retail class does not include the one-time sales charge.
(1) Commenced operations on April 1, 1998.
(2) Commenced operations on September 14, 1998.

August 31, 2001  /  PROSPECTUS

                                                         FINANCIAL HIGHLIGHTS 87

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD ENDED APRIL 30,

                                               REALIZED
               NET ASSET       NET               AND        DISTRIBUTIONS  DISTRIBUTIONS    NET ASSET
                VALUE,      INVESTMENT        UNREALIZED       FROM NET        FROM          VALUE,                   NET ASSETS
               BEGINNING     INCOME        GAINS (LOSSES)    INVESTMENT      CAPITAL          END          TOTAL        END OF
               OF PERIOD     (LOSS)        ON INVESTMENTS      INCOME         GAINS        OF PERIOD      RETURN(A)  PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------------

Equity Income Portfolio
RETAIL CLASS A
  2001          $11.99         0.19              0.42            (0.19)        (1.08)         $11.33        5.33%      $  4,193
------------------------------------------------------------------------------------------------------------------------------------
  2000           12.04         0.22              0.38            (0.22)        (0.43)          11.99        5.29          3,353
------------------------------------------------------------------------------------------------------------------------------------
  1999           12.52         0.23              0.21            (0.23)        (0.69)          12.04        3.92          3,659
------------------------------------------------------------------------------------------------------------------------------------
  1998 (1)       11.01         0.28              2.73            (0.29)        (1.21)          12.52       28.73+         3,428

Value Equity Portfolio
RETAIL CLASS A
  2001          $14.10         0.01             (0.87)           (0.01)        (1.95)         $11.28       (6.10)%     $  6,890
------------------------------------------------------------------------------------------------------------------------------------
  2000           15.22         0.14              1.40            (0.15)        (2.51)          14.10       10.72          7,516
------------------------------------------------------------------------------------------------------------------------------------
  1999           14.60         0.05              1.36            (0.07)        (0.72)          15.22       10.29          3,553
------------------------------------------------------------------------------------------------------------------------------------
  1998 (2)       14.55           --              0.05               --            --           14.60        0.34+           227

RETAIL CLASS B
  2001          $13.94        (0.02)            (0.92)              --         (1.95)         $11.05       (6.79)%     $    858
------------------------------------------------------------------------------------------------------------------------------------
  2000           15.16        (0.07)             1.36               --         (2.51)          13.94        9.93            583
------------------------------------------------------------------------------------------------------------------------------------
  1999 (3)       12.93         0.01              2.97            (0.03)        (0.72)          15.16       23.70+           164

Equity Index Portfolio
RETAIL CLASS A
  2001          $14.79         0.09             (1.77)           (0.09)        (2.60)         $10.42      (12.51)%     $  9,260
------------------------------------------------------------------------------------------------------------------------------------
  2000           13.84         0.11              1.25            (0.11)        (0.30)          14.79        9.95          7,453
------------------------------------------------------------------------------------------------------------------------------------
  1999           11.57         0.11              2.40            (0.11)        (0.13)          13.84       22.05          4,974
------------------------------------------------------------------------------------------------------------------------------------
  1998 (4)        9.78         0.06              1.80            (0.07)           --           11.57       19.08+         1,417

Blue Chip Equity Portfolio
RETAIL CLASS A
  2001          $23.57         0.05             (3.14)           (0.05)        (0.56)         $19.87      (13.26)%     $ 67,840
------------------------------------------------------------------------------------------------------------------------------------
  2000           19.98         0.06              3.95            (0.04)        (0.38)          23.57       20.29         73,347
------------------------------------------------------------------------------------------------------------------------------------
  1999           16.98         0.09              3.40            (0.09)        (0.40)          19.98       20.96         56,771
------------------------------------------------------------------------------------------------------------------------------------
  1998           12.38         0.10              4.69            (0.10)        (0.09)          16.98       38.93         43,300
------------------------------------------------------------------------------------------------------------------------------------
  1997 (5)       10.33         0.16              2.06            (0.16)        (0.01)          12.38       21.74+        13,211

RETAIL CLASS B
  2001          $23.38        (0.06)            (3.16)              --         (0.56)         $19.60      (13.92)%     $ 14,422
------------------------------------------------------------------------------------------------------------------------------------
  2000           19.93        (0.07)             3.90               --         (0.38)          23.38       19.39         10,710
------------------------------------------------------------------------------------------------------------------------------------
  1999 (6)       17.07         0.01              3.28            (0.03)        (0.40)          19.93       19.62+         3,162

-------------------------------------------------------------------------------------------------------------------------------
                                                        RATIO OF NET                   RATIO
                                                         INVESTMENT                 OF EXPENSES
                                RATIO OF                   INCOME                   TO AVERAGE
                                EXPENSES                   (LOSS)                   NET ASSETS                  PORTFOLIO
                               TO AVERAGE                TO AVERAGE                 (EXCLUDING                  TURNOVER
                               NET ASSETS                NET ASSETS                  WAIVERS)                     RATE
-------------------------------------------------------------------------------------------------------------------------------

Equity Income Portfolio
RETAIL CLASS A
  2001                            1.10%                     1.62%                     1.46%                      21.41%
-------------------------------------------------------------------------------------------------------------------------------
  2000                            1.09                      1.72                      1.45                       41.43
-------------------------------------------------------------------------------------------------------------------------------
  1999                            1.08                      1.93                      1.44                       56.03
-------------------------------------------------------------------------------------------------------------------------------
  1998 (1)                        1.07*                     2.39*                     1.45*                      39.88

Value Equity Portfolio
RETAIL CLASS A
  2001                            1.30%                     0.06%                     1.73%                       9.63%
-------------------------------------------------------------------------------------------------------------------------------
  2000                            1.32                     (0.01)                     1.75                       25.00
-------------------------------------------------------------------------------------------------------------------------------
  1999                            1.31                      0.29                      1.74                       32.21
-------------------------------------------------------------------------------------------------------------------------------
  1998 (2)                        1.26*                     0.62*                     1.67*                       4.34

RETAIL CLASS B
  2001                            2.05%                    (0.69)%                    2.18%                       9.63%
-------------------------------------------------------------------------------------------------------------------------------
  2000                            2.07                     (0.77)                     2.20                       25.00
-------------------------------------------------------------------------------------------------------------------------------
  1999 (3)                        2.07*                    (0.67)*                    2.20*                      32.21

Equity Index Portfolio
RETAIL CLASS A
  2001                            0.50%                     0.70%                     0.96%                      44.36%
-------------------------------------------------------------------------------------------------------------------------------
  2000                            0.50                      0.78                      0.99                       58.81
-------------------------------------------------------------------------------------------------------------------------------
  1999                            0.48                      0.92                      1.00                       34.04
-------------------------------------------------------------------------------------------------------------------------------
  1998 (4)                        0.45*                     1.02*                     1.08*                      49.56

Blue Chip Equity Portfolio
RETAIL CLASS A
  2001                            1.06%                     0.25%                     1.61%                      31.66%
-------------------------------------------------------------------------------------------------------------------------------
  2000                            1.08                      0.28                      1.63                       40.58
-------------------------------------------------------------------------------------------------------------------------------
  1999                            1.07                      0.49                      1.62                       38.78
-------------------------------------------------------------------------------------------------------------------------------
  1998                            1.04                      0.71                      1.50                       26.32
-------------------------------------------------------------------------------------------------------------------------------
  1997 (5)                        0.86*                     1.29*                     1.25*                      46.91

RETAIL CLASS B
  2001                            1.81%                    (0.50)%                    1.91%                      31.66%
-------------------------------------------------------------------------------------------------------------------------------
  2000                            1.83                     (0.49)                     1.93                       40.58
-------------------------------------------------------------------------------------------------------------------------------
  1999 (6)                        1.84*                    (0.43)*                    1.94*                      38.78

  +  Returns are for the period indicated and have not been annualized.
  *  Annualized
(A)  Total return for the retail class does not include the one-time sales charge.
(1)  Commenced operations on May 9, 1997.
(2)  Commenced operations on April 1, 1998.
(3)  Commenced operations on September 14, 1998.
(4)  Commenced operations on November 3, 1997.
(5)  Commenced operations on May 16, 1996.
(6)  Commenced operations on July 31, 1998.

                                                    PROSPECTUS / August 31, 2001

88    FINANCIAL HIGHLIGHTS

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD ENDED APRIL 30,

                NET ASSET                    REALIZED AND     DISTRIBUTIONS  DISTRIBUTIONS              NET ASSET
                  VALUE,        NET           UNREALIZED        FROM NET         FROM        RETURN      VALUE,
                BEGINNING    INVESTMENT     GAINS (LOSSES)     INVESTMENT       CAPITAL        OF         END            TOTAL
                OF PERIOD  INCOME (LOSS)    ON INVESTMENTS       INCOME          GAINS       CAPITAL    OF PERIOD      RETURN(A)
------------------------------------------------------------------------------------------------------------------------------------

Capital Growth Portfolio
RETAIL CLASS A
  2001          $25.89         0.03            (5.15)               --          (1.89)          --        $18.88          (20.37)%
------------------------------------------------------------------------------------------------------------------------------------
  2000           18.58        (0.05)            9.22                --          (1.86)          --         25.89           51.12
------------------------------------------------------------------------------------------------------------------------------------
  1999           14.82        (0.03)            4.30                --          (0.51)          --         18.58           29.34
------------------------------------------------------------------------------------------------------------------------------------
  1998           11.87           --             4.93             (0.02)         (1.96)          --         14.82           44.90
------------------------------------------------------------------------------------------------------------------------------------
  1997           11.56         0.09             1.41             (0.13)         (1.06)          --         11.87           13.39

RETAIL CLASS B
  2001          $25.74        (0.08)           (5.16)               --          (1.89)          --        $18.61          (20.98)%
------------------------------------------------------------------------------------------------------------------------------------
  2000           18.61        (0.13)            9.12                --          (1.86)          --         25.74           50.03
------------------------------------------------------------------------------------------------------------------------------------
  1999 (1)       13.53        (0.04)            5.63                --          (0.51)          --         18.61           41.88+

Mid-Cap Equity Portfolio
RETAIL CLASS A
  2001          $17.90        (0.01)           (1.13)               --          (3.60)          --        $13.16           (6.62)%
------------------------------------------------------------------------------------------------------------------------------------
  2000 (2)       15.22        (0.02)            4.74                --          (2.04)          --         17.90           34.04+

Small-Cap Equity Portfolio
RETAIL CLASS A
  2001          $23.07        (0.02)           (2.01)               --          (4.03)       (0.02)       $16.99          (10.09)%
------------------------------------------------------------------------------------------------------------------------------------
  2000           12.59        (0.05)           15.25                --          (4.72)          --         23.07          126.13
------------------------------------------------------------------------------------------------------------------------------------
  1999           11.83        (0.07)            1.16                --          (0.33)          --         12.59            9.66
------------------------------------------------------------------------------------------------------------------------------------
  1998            8.53        (0.06)            3.98                --          (0.62)          --         11.83           47.57
------------------------------------------------------------------------------------------------------------------------------------
  1997 (3)       15.47        (0.01)           (3.72)               --          (3.21)          --          8.53          (27.14)+

RETAIL CLASS B
  2001(4)       $16.80        (0.01)            0.18                --             --           --        $16.97            1.01%+

                                                                                                  RATIO
                                                                        RATIO OF NET            OF EXPENSES
                                                      RATIO OF           INVESTMENT             TO AVERAGE
                                 NET ASSETS           EXPENSES          INCOME (LOSS)           NET ASSETS             PORTFOLIO
                                   END OF            TO AVERAGE          TO AVERAGE             (EXCLUDING             TURNOVER
                                PERIOD (000)         NET ASSETS          NET ASSETS              WAIVERS)                RATE
------------------------------------------------------------------------------------------------------------------------------------

Capital Growth Portfolio
RETAIL CLASS A
  2001                            $ 44,988              1.11%               0.11%                  1.46%                 90.32%
------------------------------------------------------------------------------------------------------------------------------------
  2000                              52,445              1.11               (0.29)                  1.46                 113.74
------------------------------------------------------------------------------------------------------------------------------------
  1999                              23,035              1.09               (0.23)                  1.44                 118.46
------------------------------------------------------------------------------------------------------------------------------------
  1998                              14,401              1.06               (0.10)                  1.37                 174.55
------------------------------------------------------------------------------------------------------------------------------------
  1997                               5,595              0.56                0.74                   1.30                 246.14

RETAIL CLASS B
  2001                            $ 16,231              1.86%              (0.66)%                 1.91%                 90.32%
------------------------------------------------------------------------------------------------------------------------------------
  2000                              14,129              1.86               (1.04)                  1.91                 113.74
------------------------------------------------------------------------------------------------------------------------------------
  1999 (1)                           2,162              1.87*              (1.09)*                 1.92*                118.46

Mid-Cap Equity Portfolio
RETAIL CLASS A
  2001                            $  4,489              1.21%              (0.27)%                 1.57%                 95.51%
------------------------------------------------------------------------------------------------------------------------------------
  2000 (2)                           1,161              1.23*              (0.31)*                 1.59*                 55.90

Small-Cap Equity Portfolio
RETAIL CLASS A
  2001                            $ 65,062              1.25%              (0.11)%                 1.56%                359.60%
------------------------------------------------------------------------------------------------------------------------------------
  2000                              11,292              1.30               (0.49)                  1.61                 753.31
------------------------------------------------------------------------------------------------------------------------------------
  1999                               2,248              1.32               (0.64)                  1.63                 733.14
------------------------------------------------------------------------------------------------------------------------------------
  1998                               1,853              1.21               (0.46)                  1.36                 410.72
------------------------------------------------------------------------------------------------------------------------------------
  1997 (3)                           1,075              1.11*              (0.13)*                 1.21*                704.41

RETAIL CLASS B
  2001(4)                         $    125              2.07%*             (0.61)%*                2.08%*               359.60%

  +  Returns are for the period indicated and have not been annualized.
  *  Annualized
(A)  Total return for the retail class does not include the one-time sales charge.
(1)  Commenced operations on September 14, 1998.
(2)  Commenced operations on September 1, 1999.
(3)  Commenced operations on May 16, 1996.
(4)  Commenced operations on February 20, 2001.

August 31, 2001  /  PROSPECTUS

                                                         FINANCIAL HIGHLIGHTS 89

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD INDICATED

                            NET ASSET                      REALIZED AND    DISTRIBUTIONS    DISTRIBUTIONS               NET ASSET
                             VALUE,           NET           UNREALIZED       FROM NET           FROM         RETURN       VALUE,
                            BEGINNING     INVESTMENT      GAINS (LOSSES)    INVESTMENT         CAPITAL         OF          END
                            OF PERIOD    INCOME (LOSS)    ON INVESTMENTS      INCOME            GAINS        CAPITAL    OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

International Equity Portfolio
RETAIL CLASS A
  2001(1)                     $11.01          (0.02)           (1.06)          (0.03)           (0.52)         --         $ 9.38
------------------------------------------------------------------------------------------------------------------------------------
  2000 (2)                     17.25          (0.08)           (2.93)             --            (3.23)         --          11.01
------------------------------------------------------------------------------------------------------------------------------------
  1999 (3)                     15.15          (0.08)            4.21              --            (2.03)         --          17.25
------------------------------------------------------------------------------------------------------------------------------------
  1998 (3)                     14.78          (0.11)            2.92              --            (2.44)         --          15.15
------------------------------------------------------------------------------------------------------------------------------------
  1997 (3)                     15.18          (0.33)            0.24              --            (0.31)         --          14.78
------------------------------------------------------------------------------------------------------------------------------------
  1996 (3)                     15.28          (0.15)            1.97           (0.27)           (1.65)         --          15.18

Emerging Markets Equity Portfolio
RETAIL CLASS A
  2001(1)                     $ 9.23          (0.01)           (1.24)             --               --          --         $ 7.98
------------------------------------------------------------------------------------------------------------------------------------
  2000 (2)                     13.54          (0.20)           (4.11)             --               --          --           9.23
------------------------------------------------------------------------------------------------------------------------------------
  1999 (3)                      7.96             --             5.58              --               --          --          13.54
------------------------------------------------------------------------------------------------------------------------------------
  1998 (3)                     12.24           0.02            (4.15)          (0.15)              --          --           7.96
------------------------------------------------------------------------------------------------------------------------------------
  1997 (3)                     13.66          (0.11)           (1.31)             --               --          --          12.24
------------------------------------------------------------------------------------------------------------------------------------
  1996 (3)                     12.24          (0.13)            1.61           (0.06)              --          --          13.66

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIO
                                                                     RATIO OF NET            OF EXPENSES
                                                    RATIO OF           INVESTMENT             TO AVERAGE
                                 NET ASSETS         EXPENSES          INCOME (LOSS)           NET ASSETS            PORTFOLIO
                   TOTAL          END OF          TO AVERAGE          TO AVERAGE             (EXCLUDING             TURNOVER
                  RETURN (A)     PERIOD (000)       NET ASSETS          NET ASSETS              WAIVERS)              RATE
------------------------------------------------------------------------------------------------------------------------------------

International Equity Portfolio
RETAIL CLASS A
  2001(1)          (10.24)%+     $  9,976             1.51%*             (0.18)%*                1.86%*                15.09%+
------------------------------------------------------------------------------------------------------------------------------------
  2000 (2)         (19.09)+        S10,815             2.46*              (1.21)*                 3.11*                196.30+
------------------------------------------------------------------------------------------------------------------------------------
  1999 (3)          27.95          12,718             2.35               (0.52)                  3.34                  41.00
------------------------------------------------------------------------------------------------------------------------------------
  1998 (3)          19.12          12,223             2.45               (0.62)                  3.30                 109.00
------------------------------------------------------------------------------------------------------------------------------------
  1997 (3)          (0.71)         13,952             2.50               (1.01)                  3.12                  51.00
------------------------------------------------------------------------------------------------------------------------------------
  1996 (3)          12.13          25,822             2.39               (1.06)                  3.09                  84.00

Emerging Markets Equity Portfolio
RETAIL CLASS A
  2001(1)          (13.54)%+     $  7,246             2.16%*             (0.25)%*                2.61%*                29.80%+
------------------------------------------------------------------------------------------------------------------------------------
  2000 (2)         (31.83)+         9,124             1.91*              (0.88)*                 3.80*                 63.40+
------------------------------------------------------------------------------------------------------------------------------------
  1999 (3)          70.10          18,059             1.85                0.08                   4.31                  63.00
------------------------------------------------------------------------------------------------------------------------------------
  1998 (3)         (34.18)         14,734             2.50                0.03                   4.09                 121.00
------------------------------------------------------------------------------------------------------------------------------------
  1997 (3)         (10.40)         32,899             2.50               (0.54)                  2.91                 120.00
------------------------------------------------------------------------------------------------------------------------------------
  1996 (3)          12.08          56,814             2.38               (0.62)                  2.62                 122.00

  +  Returns are for the period indicated and have not been annualized.
  *  Annualized
(A)  Total return for the retail class does not include the one-time sales charge.
(1)  For the six-month period ended April 30.
(2)  Periods ended October 31.
(3)  Years ended December 31.

                                                    PROSPECTUS / August 31, 2001

NOTES

                                                                           NOTES

NOTES

                                              [ARK Funds Logo & Graphic Omitted]

More Information About ARK Funds

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
          The SAI dated August 31, 2001, includes detailed information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
          These reports list each Portfolio's holdings and contain information from the Portfolio's manager about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL: Write to us at:  ARK FUNDS
                          P.O. Box 8525
                          Boston, MA 02266-8525

FROM OUR WEBSITE: www.arkfunds.com

AUTOMATED PRICE, YIELD, AND PERFORMANCE INFORMATION -- 24 HOURS A DAY, 7 DAYS A
WEEK: Call 1-800-ARK-FUND (1-800-275-3863)

FROM THE SEC: You can also obtain the SAI or the Annual and Semi Annual Reports, as well as other information about ARK Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

INVESTMENT ADVISOR
   ALLIED INVESTMENT ADVISORS, INC.
   100 E. Pratt Street
   17th Floor
   Baltimore, MD 21202

INVESTMENT SUBADVISOR
(International Equity Portfolio and Emerging Markets
Equity Portfolio)
   AIB GOVETT, INC.
   250 Montgomery Street
   Suite 1200
   San Francisco, CA 94104

DISTRIBUTOR
   SEI INVESTMENTS DISTRIBUTION CO.
   One Freedom Valley Drive
   Oaks, PA 19456

LEGAL COUNSEL
   KIRKPATRICK & LOCKHART LLP
   1800 Massachusetts Avenue, NW
   Washington, DC 20036

INDEPENDENT AUDITORS
   KPMG LLP
   99 High Street
   Boston, MA 02110

[ARK Funds Logo & Graphic Omitted]
   100 E. PRATT STREET, 15TH FLOOR  |  Mail Code 104-410
   BALTIMORE, MD 21202

We are pleased to send you this Prospectus for the Retail Class A and B of ARK Funds. The prospectus contains important information about your investments in ARK Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.


ARK-PS-002-05000

                                                          [Recycle Logo Omitted]
                                                                recycled
                                                                 content

[ARK Funds Logo and Graphic Omitted]

August 31, 2001    Institutional Class Prospectus

U.S. Treasury Money Market Portfolio
   U.S. Government Money Market Portfolio
    Money Market Portfolio
     Tax-Free Money Market Portfolio
      Pennsylvania Tax-Free Money Market Portfolio
       Short-Term Treasury Portfolio
        Short-Term Bond Portfolio
         Maryland Tax-Free Portfolio
          Pennsylvania Tax-Free Portfolio
           Intermediate Fixed Income Portfolio
            U.S. Government Bond Portfolio
             Income Portfolio
              Balanced Portfolio
               Equity Income Portfolio
                Value Equity Portfolio
                  Equity Index Portfolio
                   Blue Chip Equity Portfolio
                    Capital Growth Portfolio
                      Mid-Cap Equity Portfolio
                       Small-Cap Equity Portfolio
                        International Equity Portfolio
                         Emerging Markets Equity Portfolio

                                                                    arkfunds.com

                                                  [Right Border Graphic Omitted]

                                  [Blank Page]

                                  [ARK Logo and Graphic Omitted]


                                  August 31, 2001 Institutional Class Prospectus

INTRODUCTION - Information
Common to All Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments.

The value of your investment in a Portfolio (other than a money market fund Portfolio) is based on the market value of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

A Portfolio share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

THE U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO, TAX-FREE MONEY MARKET PORTFOLIO AND PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THIS GOAL.

HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers Institutional Class Shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

CONTENTS

   U.S. TREASURY MONEY MARKET PORTFOLIO                    2

   U.S. GOVERNMENT MONEY MARKET PORTFOLIO                  4

   MONEY MARKET PORTFOLIO                                  6

   TAX-FREE MONEY MARKET PORTFOLIO                         8

   PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO           10

   SHORT-TERM TREASURY PORTFOLIO                          12

   SHORT-TERM BOND PORTFOLIO                              14

   MARYLAND TAX-FREE PORTFOLIO                            16

   PENNSYLVANIA TAX-FREE PORTFOLIO                        18

   INTERMEDIATE FIXED INCOME PORTFOLIO                    20

   U.S. GOVERNMENT BOND PORTFOLIO                         22

   INCOME PORTFOLIO                                       24

   BALANCED PORTFOLIO                                     26

   EQUITY INCOME PORTFOLIO                                30

   VALUE EQUITY PORTFOLIO                                 32

   EQUITY INDEX PORTFOLIO                                 34

   BLUE CHIP EQUITY PORTFOLIO                             36

   CAPITAL GROWTH PORTFOLIO                               38

   MID-CAP EQUITY PORTFOLIO                               40

   SMALL-CAP EQUITY PORTFOLIO                             42

   INTERNATIONAL EQUITY PORTFOLIO                         44

   EMERGING MARKETS EQUITY PORTFOLIO                      46

   ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK            48

   EACH PORTFOLIO'S OTHER INVESTMENTS                     51

   INVESTMENT ADVISOR                                     52

   PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES   54

   DISTRIBUTION OF PORTFOLIO SHARES                       56

   DIVIDENDS AND DISTRIBUTIONS                            57

   TAXES                                                  57

   FINANCIAL HIGHLIGHTS                                   58

   MORE INFORMATION ABOUT ARK FUNDS        INSIDE BACK COVER


Investment Advisor:

ALLIED INVESTMENT ADVISORS, INC.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                    PROSPECTUS / August 31, 2001

2   [ARK Logo Omitted]  U.S. TREASURY MONEY MARKET PORTFOLIO

                   SUMMARY

           INVESTMENT GOAL
        MAXIMIZING CURRENT
      INCOME AND PROVIDING
    LIQUIDITY AND SECURITY
              OF PRINCIPAL

          INVESTMENT FOCUS
                SHORT-TERM
  U.S. TREASURY SECURITIES

    SHARE PRICE VOLATILITY
                  VERY LOW

                 PRINCIPAL
       INVESTMENT STRATEGY
INVESTING IN U.S. TREASURY
               OBLIGATIONS

          INVESTOR PROFILE
    CONSERVATIVE INVESTORS
    SEEKING CURRENT INCOME
       THROUGH A LOW-RISK,
         LIQUID INVESTMENT

Principal Investment Strategy

      The U.S. Treasury Money Market Portfolio seeks its investment goal by investing exclusively in U.S. Treasury obligations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for seven calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000     5.61%
      1999     4.41%
      1998     4.82%
      1997     5.09%
      1996     5.00%
      1995     5.48%
      1994     3.75%

                                  BEST QUARTER
                                      1.45%
                                   (12/31/00)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                      0.71%
                                    (3/31/94)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 2.32%.

August 31, 2001  /   PROSPECTUS

                                          U.S. TREASURY MONEY MARKET PORTFOLIO 3

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. 100% U.S. Treasury Average.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS         1 Year     5 Years   Since Inception
--------------------------------------------------------------------------------
U.S. Treasury Money
Market Portfolio             5.61%      4.98%         4.72%*
--------------------------------------------------------------------------------
iMoneyNet, Inc. 100%
U.S. Treasury Average        5.41%      4.74%         4.47%**
--------------------------------------------------------------------------------

 * Since June 14, 1993.
** Since May 31, 1993.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.25%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.35%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.60%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.10%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.50%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.08%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.50% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     U.S. Treasury Money Market Portfolio -- Institutional Class:     0.47%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$51     3-$182     5-$325     10-$740
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. 100% U.S. TREASURY AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

4 [ARK Logo Omitted]  U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                   SUMMARY

           INVESTMENT GOAL
        MAXIMIZING CURRENT
      INCOME AND PROVIDING
    LIQUIDITY AND SECURITY
              OF PRINCIPAL

          INVESTMENT FOCUS
                SHORT-TERM
U.S. GOVERNMENT SECURITIES

    SHARE PRICE VOLATILITY
                  VERY LOW

                 PRINCIPAL
       INVESTMENT STRATEGY
         INVESTING IN U.S.
    GOVERNMENT OBLIGATIONS
            AND REPURCHASE
                AGREEMENTS

          INVESTOR PROFILE
    CONSERVATIVE INVESTORS
    SEEKING CURRENT INCOME
       THROUGH A LOW-RISK,
         LIQUID INVESTMENT


Principal Investment Strategy

      The U.S. Government Money Market Portfolio seeks its investment goal by investing exclusively in obligations issued by the U.S. government and its agencies and instrumentalities and in repurchase agreements.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for seven calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000        6.10%
      1999        4.84%
      1998        5.22%
      1997        5.39%
      1996        5.24%
      1995        5.83%
      1994        4.13%


                                  BEST QUARTER
                                      1.58%
                                   (12/31/00)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                      0.77%
                                    (3/31/94)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 2.38%.

August 31, 2001 / PROSPECTUS

                                        U.S. GOVERNMENT MONEY MARKET PORTFOLIO 5

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. Government Only Institutions Only Average.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS         1 Year      5 Years   Since Inception
--------------------------------------------------------------------------------
U.S Government Money
Market Portfolio             6.10%      5.36%          5.08%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Government Only
Institutions Only Average    5.92%      5.19%          4.90%**
--------------------------------------------------------------------------------
 * Since June 14, 1993.
** Since May 31, 1993.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.25%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.33%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.58%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.15%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.43%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.08%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.43% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     U.S. Government Money Market Portfolio -- Institutional Class:     0.40%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$44     3-$171     5-$309     10-$711
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. GOVERNMENT ONLY INSTITUTIONS ONLY AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.


                                                    PROSPECTUS / August 31, 2001

6 [ARK Logo Omitted]  MONEY MARKET PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
       MAXIMIZING CURRENT
     INCOME AND PROVIDING
LIQUIDITY AND SECURITY OF
                PRINCIPAL

         INVESTMENT FOCUS
  SHORT-TERM MONEY MARKET
              INSTRUMENTS


   SHARE PRICE VOLATILITY
                 VERY LOW

                PRINCIPAL
      INVESTMENT STRATEGY
INVESTING IN HIGH-QUALITY
  U.S. DOLLAR-DENOMINATED
  MONEY MARKET SECURITIES


         INVESTOR PROFILE
   CONSERVATIVE INVESTORS
   SEEKING CURRENT INCOME
      THROUGH A LOW-RISK,
        LIQUID INVESTMENT



Principal Investment Strategy

      The Money Market Portfolio seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities are rated in the highest rating category by two or more nationally recognized statistical rating organizations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for seven calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000        6.25%
      1999        5.05%
      1998        5.38%
      1997        5.53%
      1996        5.37%
      1995        5.97%
      1994        4.26%

                                  BEST QUARTER
                                      1.61%
                                   (12/31/00)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                      0.80%
                                    (3/31/94)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 2.51%.


August 31, 2001 / PROSPECTUS

                                                        MONEY MARKET PORTFOLIO 7

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. First Tier Institutional Only Average.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS         1 Year      5 Years   Since Inception
--------------------------------------------------------------------------------
Money Market Portfolio       6.25%      5.51%         5.23%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Institutional
Only Average                 6.17%      5.41%         5.09%**
--------------------------------------------------------------------------------
 * Since June 14, 1993.
** Since May 31, 1993.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.25%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.33%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.58%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.17%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.41%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.08%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.41% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Money Market Portfolio -- Institutional Class:      0.38%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."


Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$42     3-$169     5-$307     10-$710
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. FIRST TIER INSTITUTIONAL ONLY AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.


                                                    PROSPECTUS / August 31, 2001

8 [ARK Logo Omitted]  TAX-FREE MONEY MARKET PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
       MAXIMIZING CURRENT
       INCOME EXEMPT FROM
   FEDERAL INCOME TAX AND
  PROVIDING LIQUIDITY AND
    SECURITY OF PRINCIPAL


         INVESTMENT FOCUS
 SHORT-TERM, HIGH-QUALITY
   MUNICIPAL MONEY MARKET
              OBLIGATIONS


   SHARE PRICE VOLATILITY
                 VERY LOW

                PRINCIPAL
      INVESTMENT STRATEGY
  INVESTING IN TAX-EXEMPT
  MONEY MARKET SECURITIES


         INVESTOR PROFILE
   CONSERVATIVE INVESTORS
SEEKING TAX-EXEMPT INCOME
      THROUGH A LOW-RISK,
        LIQUID INVESTMENT

Principal Investment Strategy

      The Tax-Free Money Market Portfolio seeks its investment goal by investing substantially all of its assets in high-quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for seven calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000        3.78%
      1999        2.94%
      1998        3.18%
      1997        3.46%
      1996        3.30%
      1995        3.76%
      1994        2.74%

                                  BEST QUARTER
                                      1.00%
                                   (12/31/00)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                      0.53%
                                    (3/31/94)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 1.53%.



August 31, 2001 / PROSPECTUS

                                               TAX-FREE MONEY MARKET PORTFOLIO 9

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. Tax-Free Institutional Only Average.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS         1 Year      5 Years   Since Inception
--------------------------------------------------------------------------------
Tax-Free Money
Market Portfolio             3.78%       3.33%        3.21%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free Institutional
Only Average                 3.80%       3.30%        3.16%**
--------------------------------------------------------------------------------
 * Since June 14, 1994.
** Since May 31, 1993.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.25%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.34%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.59%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.20%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.39%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.08%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.39% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Tax-Free Money Market Portfolio -- Institutional Class:      0.36%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$40     3-$169     5-$309     10-$719
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. TAX-FREE INSTITUTIONAL ONLY AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

10  [ARK Logo Omitted]  PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
       MAXIMIZING CURRENT
       INCOME EXEMPT FROM
 FEDERAL AND PENNSYLVANIA
    PERSONAL INCOME TAXES
  AND PROVIDING LIQUIDITY
AND SECURITY OF PRINCIPAL


         INVESTMENT FOCUS
 SHORT-TERM, HIGH-QUALITY
   PENNSYLVANIA MUNICIPAL
             MONEY MARKET
              OBLIGATIONS


   SHARE PRICE VOLATILITY
                 VERY LOW

                PRINCIPAL
      INVESTMENT STRATEGY
INVESTING IN PENNSYLVANIA
  TAX-EXEMPT MONEY MARKET
               SECURITIES


         INVESTOR PROFILE
   CONSERVATIVE INVESTORS
    SEEKING INCOME EXEMPT
         FROM FEDERAL AND
    PENNSYLVANIA PERSONAL
   INCOME TAXES THROUGH A
         LOW-RISK, LIQUID
               INVESTMENT

Principal Investment Strategy

      The Pennsylvania Tax-Free Money Market Portfolio seeks its investment goal by investing substantially all of its assets in high-quality, short-term municipal money market instruments that pay interest that is exempt from Federal and Pennsylvania personal income taxes. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks

      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      The Portfolio's concentration of investments in securities of issuers located in Pennsylvania makes the Portfolio more susceptible to adverse political or economic developments affecting that state. The Portfolio also may be riskier than mutual funds that buy securities of issuers in numerous states.

Performance Information

      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 31, 2001  /   PROSPECTUS

                                 PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO 11


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.25%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.48%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.73%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.15%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.58%(2)
--------------------------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year. These expenses include service fees of 0.25%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.20%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.58% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:                   1-$59     3-$218
--------------------------------------------------------------------------------

                                                    PROSPECTUS / August 31, 2001

12 [ARK Logo Omitted]  SHORT-TERM TREASURY PORTFOLIO

                 SUMMARY

         INVESTMENT GOAL
     CURRENT INCOME WITH
   RELATIVE STABILITY OF
               PRINCIPAL


        INVESTMENT FOCUS
              SHORT-TERM
U.S. TREASURY SECURITIES

  SHARE PRICE VOLATILITY
                     LOW

               PRINCIPAL
     INVESTMENT STRATEGY
 INVESTING IN SHORT-TERM
 FIXED INCOME SECURITIES
  ISSUED DIRECTLY BY THE
           U.S. TREASURY


        INVESTOR PROFILE
    INVESTORS SEEKING TO
  PRESERVE PRINCIPAL AND
     EARN CURRENT INCOME


Principal Investment Strategy

      The Short-Term Treasury Portfolio seeks its investment goal by investing exclusively in fixed income securities issued directly by the U.S. Treasury. The Portfolio's Advisor will select securities that are backed by the U.S. Treasury that pay interest that is exempt from state and local income taxes. The Portfolio normally invests in short-term securities, and the Portfolio will typically have a dollar-weighted average maturity of no more than three years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities for the Portfolio, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000        7.14%
      1999        2.33%
      1998        6.50%
      1997        5.95%

                                  BEST QUARTER
                                      3.06%
                                    (9/30/98)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                      0.33%
                                    (6/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 3.52%.


August 31, 2001 / PROSPECTUS

                                                SHORT-TERM TREASURY PORTFOLIO 13

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the Lehman 1-3 Year Government Bond Index and the Lipper Short U.S. Treasury Funds Objective.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS            1 Year        Since Inception
--------------------------------------------------------------------------------
Short-Term
Treasury Portfolio              7.14%             5.39%*
--------------------------------------------------------------------------------
Lehman 1-3 Year
Government Bond Index           8.17%             6.19%**
--------------------------------------------------------------------------------
Lipper Short U.S. Treasury
Funds Objective                 7.96%             5.64%**
--------------------------------------------------------------------------------

 * Since March 20, 1996.
** Since March 31, 1996.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.35%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.38%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.73%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.06%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.67%(2)
--------------------------------------------------------------------------------
(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.06%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.67% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements waivers at any time. With the expense reimbursements waivers, the Portfolio's actual total operating expenses were as follows:

     Short-Term Treasury Portfolio -- Institutional Class:        0.64%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$68     3-$227     5-$400     10-$901
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN 1-3 YEAR GOVERNMENT BOND INDEX IS A WIDELY RECOGNIZED INDEX OF U.S. GOVERNMENT OBLIGATIONS WITH MATURITIES BETWEEN ONE AND THREE YEARS. THE LIPPER SHORT U.S. TREASURY FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

14  [ARK Logo Omitted]  SHORT-TERM BOND PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
           CURRENT INCOME

         INVESTMENT FOCUS
               SHORT-TERM
  FIXED INCOME SECURITIES

   SHARE PRICE VOLATILITY
                      LOW

                PRINCIPAL
      INVESTMENT STRATEGY
  INVESTING IN SHORT-TERM
   INVESTMENT-GRADE FIXED
     INCOME SECURITIES OF
             U.S. ISSUERS


         INVESTOR PROFILE
INVESTORS SEEKING CURRENT
   INCOME WHO ARE WILLING
   TO ACCEPT THE RISKS OF
INVESTING IN FIXED INCOME
               SECURITIES

Principal Investment Strategy

      The Short-Term Bond Portfolio seeks its investment goal by investing primarily in U.S. corporate and government securities, including mortgage- and asset-backed securities. The Portfolio's Advisor will select investment-grade securities and unrated securities determined to be of comparable quality. The Portfolio will typically have a dollar-weighted average maturity of no more than three years. However, the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities for the Portfolio, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000        6.61%
      1999        2.96%
      1998        6.00%
      1997        5.66%

                                  BEST QUARTER
                                      2.67%
                                    (9/30/98)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                      0.22%
                                    (6/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 3.91%.

August 31, 2001 / PROSPECTUS

                                                    SHORT-TERM BOND PORTFOLIO 15

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the Lehman 1-3 Year Government Bond Index and the Lipper Short Investment-Grade Debt Funds Objective.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS            1 Year        Since Inception
--------------------------------------------------------------------------------
Short-Term Bond Portfolio       6.61%             5.27%*
--------------------------------------------------------------------------------
Lehman 1-3 Year
Government Bond Index           8.17%             6.19%**
--------------------------------------------------------------------------------
Lipper Short Investment-
Grade Debt Funds Objective      7.36%             5.64%**
--------------------------------------------------------------------------------

 *Performance presented prior to March 23, 1998 reflects the performance of the Marketvest Short-Term Bond Fund shares, which were offered beginning April
  1, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.
**Since March 31, 1996.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.75%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.36%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.11%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.11%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.00%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.06%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.00% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Short-Term Bond Portfolio -- Institutional Class:      0.97%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$102     3-$342     5-$601    10-$1,342
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN 1-3 YEAR GOVERNMENT BOND INDEX IS A WIDELY RECOGNIZED INDEX OF U.S. GOVERNMENT OBLIGATIONS WITH MATURITIES BETWEEN 1 AND 3 YEARS. THE LIPPER SHORT INVESTMENT-GRADE DEBT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

16 [ARK Logo Omitted] MARYLAND TAX-FREE PORTFOLIO

                 SUMMARY

         INVESTMENT GOAL
   CURRENT INCOME EXEMPT
        FROM FEDERAL AND
      MARYLAND STATE AND
      LOCAL INCOME TAXES

        INVESTMENT FOCUS
      MARYLAND MUNICIPAL
              SECURITIES

  SHARE PRICE VOLATILITY
           LOW TO MEDIUM

               PRINCIPAL
     INVESTMENT STRATEGY
   INVESTING IN MARYLAND
    MUNICIPAL SECURITIES

        INVESTOR PROFILE
INVESTORS SEEKING INCOME
 EXEMPT FROM FEDERAL AND
      MARYLAND STATE AND
      LOCAL INCOME TAXES

Principal Investment Strategy

      The Maryland Tax-Free Portfolio seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from Federal and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio normally invests in investment-grade debt securities with long and intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 7 to 12 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities, the Portfolio's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds. Normally, the Portfolio will invest in securities that are not subject to Federal taxes, including the alternative minimum tax.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      The Portfolio's concentration of investments in securities of issuers located in Maryland subjects the Portfolio to the effects of economic and government policies of Maryland.

      The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


August 31, 2001  /   PROSPECTUS

                                                  MARYLAND TAX-FREE PORTFOLIO 17

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.


      [Chart graphic omitted] Plot points are as follows:

      2000        10.17%
      1999        -3.42%
      1998         5.64%
      1997         8.12%


          BEST QUARTER     4.17%      (12/31/00)
--------------------------------------------------------------------------------
          WORST QUARTER    -2.08%     (6/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 2.61%.


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the Lehman 10 Year Municipal Bond Index, the Lehman 7 Year Municipal Bond Index, and the Lipper Maryland Municipal Debt Funds Objective.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS               1 Year        Since Inception
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio       10.17%            4.94%*
--------------------------------------------------------------------------------
Lehman 10 Year
Municipal Bond Index              10.75%            6.02%**
--------------------------------------------------------------------------------
Lehman 7 Year
Municipal Bond Index               9.09%            5.46%**
--------------------------------------------------------------------------------
Lipper Maryland Municipal
Debt Funds Objective              10.31%            4.77%**
--------------------------------------------------------------------------------
 *Since November 18, 1996.
**Since November 30, 1996.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.65%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.35%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.00%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.16%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.84%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.12%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.84% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Maryland Tax-Free Portfolio -- Institutional Class:      0.81%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$86     3-$302     5-$537    10-$1,210
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN 10 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN 8 AND 12 YEARS. THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN 6 AND 8 YEARS. THE LIPPER MARYLAND MUNICIPAL DEBT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

18 [ARK Logo Omitted] PENNSYLVANIA TAX-FREE PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
    CURRENT INCOME EXEMPT
         FROM FEDERAL AND
       PENNSYLVANIA STATE
             INCOME TAXES


         INVESTMENT FOCUS
   PENNSYLVANIA MUNICIPAL
               SECURITIES


   SHARE PRICE VOLATILITY
            LOW TO MEDIUM


                PRINCIPAL
      INVESTMENT STRATEGY
INVESTING IN PENNSYLVANIA
     MUNICIPAL SECURITIES


         INVESTOR PROFILE
 INVESTORS SEEKING INCOME
  EXEMPT FROM FEDERAL AND
       PENNSYLVANIA STATE
             INCOME TAXES

Principal Investment Strategy

      The Pennsylvania Tax-Free Portfolio seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from Federal and Pennsylvania state income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio normally invests in investment-grade debt securities with long and intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 7 to 12 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities, the Portfolio's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds. Normally, the Portfolio will invest in securities that are not subject to Federal taxes, including the alternative minimum tax.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania.

      The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


August 31, 2001 / PROSPECTUS

                                              PENNSYLVANIA TAX-FREE PORTFOLIO 19

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000        10.02%
      1999        -4.63%
      1998         5.24%
      1997         6.63%


          BEST QUARTER     3.94%      (12/31/00)
--------------------------------------------------------------------------------
          WORST QUARTER    -2.54%     (6/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 2.76%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the Lehman 10 Year Municipal Bond Index, the Lehman 7 Year Municipal Bond Index, the Lehman 5 Year Municipal Bond Index and the Lipper Pennsylvania Intermediate Municipal Objective.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS            1 YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
Pennsylvania Tax-Free
Portfolio                      10.02%             4.34%*
--------------------------------------------------------------------------------
Lehman 10 Year
Municipal Bond Index           10.75%             6.39%**
--------------------------------------------------------------------------------
Lehman 7 Year
Municipal Bond Index            9.09%             5.77%**
--------------------------------------------------------------------------------
Lehman 5 Year
Municipal Bond Index            7.70%             5.22%**
--------------------------------------------------------------------------------
Lipper Pennsylvania
Intermediate Municipal
Funds Objective                 9.02%             4.81%**
--------------------------------------------------------------------------------

 *Performance presented prior to March 23, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

**Since March 31, 1996.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.65%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.35%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.00%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.01%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.99%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.11%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep the total operating expenses from exceeding 0.99% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Pennsylvania Tax-Free Portfolio -- Institutional Class:      0.96%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$101     3-$317     5-$551    10-$1,224
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN 10 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN 8 AND 12 YEARS. THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF LONG-TERM INVESTMENT-GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN 6 AND 8 YEARS. THE LEHMAN 5 YEAR MUNICIPAL BOND INDEX IS A WIDELY RECOGNIZED INDEX OF INTERMEDIATE INVESTMENT GRADE TAX-EXEMPT BONDS. THE LIPPER PENNSYLVANIA INTERMEDIATE MUNICIPAL OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

20  [ARK Logo Omitted] INTERMEDIATE FIXED INCOME PORTFOLIO


                  SUMMARY
          INVESTMENT GOAL
           CURRENT INCOME


         INVESTMENT FOCUS
        INTERMEDIATE-TERM
   INVESTMENT-GRADE FIXED
        INCOME SECURITIES


   SHARE PRICE VOLATILITY
            LOW TO MEDIUM

                PRINCIPAL
      INVESTMENT STRATEGY
        INVESTING IN U.S.
        INTERMEDIATE-TERM
           GOVERNMENT AND
          CORPORATE FIXED
        INCOME SECURITIES


         INVESTOR PROFILE
INVESTORS SEEKING CURRENT
   INCOME WHO ARE WILLING
   TO ACCEPT THE RISKS OF
INVESTING IN FIXED INCOME
               SECURITIES


Principal Investment Strategy

      The Intermediate Fixed Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. The Portfolio's Advisor will select investment-grade fixed income securities and unrated securities determined to be of comparable quality. The Portfolio normally invests in securities with intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 3 to 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000        8.83%
      1999       -0.57%
      1998        7.63%
      1997        7.58%

                                  BEST QUARTER
                                      4.67%
                                    (9/30/98)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                     -1.02%
                                    (6/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 3.33%.


August 31, 2001 / PROSPECTUS

                                          INTERMEDIATE FIXED INCOME PORTFOLIO 21

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Intermediate U.S. Government Bond Index, Lehman Intermediate Government/Credit Index, and the Lipper Intermediate Investment Grade Debt Funds Objective.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS            1 Year         Since Inception
--------------------------------------------------------------------------------
Intermediate Fixed Income
Portfolio                       8.83%            5.57%*
--------------------------------------------------------------------------------
Lehman Intermediate U.S.
Government Bond Index          10.47%            6.44%**
--------------------------------------------------------------------------------
Lehman Intermediate
Government/Credit Index        10.10%            6.32%**
--------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade Debt
Funds Objective                 9.78%            5.74%**
--------------------------------------------------------------------------------

 * Since November 18, 1996.
** Since November 30, 1996.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.60%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.35%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.95%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.11%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.84%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.11%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.84% until August 31, 2002. The Portfolio's total annual operating expenses would be less than the amount shown above because the Advisor will voluntarily reimburse expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's total operating expenses would be as follows:

     Intermediate Fixed Income Portfolio -- Institutional Class      0.80%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$86     3-$292     5-$515    10-$1,156
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT SECURITIES, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE CORPORATE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE
(BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS. THE LEHMAN INTERMEDIATE U.S. GOVERNMENT BOND INDEX IS A WIDELY RECOGNIZED INDEX OF U.S. TREASURY SECURITIES AND GOVERNMENT AGENCY SECURITIES WITH MATURITIES RANGING FROM 1 TO 10 YEARS. THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.


                                                    PROSPECTUS / August 31, 2001

22 [ARK Logo Omitted] U.S. GOVERNMENT BOND PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
           CURRENT INCOME


         INVESTMENT FOCUS
          U.S. GOVERNMENT
               SECURITIES


   SHARE PRICE VOLATILITY
            LOW TO MEDIUM


                PRINCIPAL
      INVESTMENT STRATEGY
             INVESTING IN
    U.S. GOVERNMENT FIXED
        INCOME SECURITIES


         INVESTOR PROFILE
INVESTORS SEEKING CURRENT
   INCOME WHO ARE WILLING
   TO ACCEPT THE RISKS OF
INVESTING IN FIXED INCOME
               SECURITIES

Principal Investment Strategy

      The U.S. Government Bond Portfolio seeks its investment goal by investing primarily in fixed income securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities. The Portfolio also invests in a range of investment-grade corporate fixed income securities. The Portfolio normally invests in intermediate-term securities, and the Portfolio will typically have a dollar-weighted average maturity of between 3 and 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

      In selecting securities for the Portfolio, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


August 31, 2001 / PROSPECTUS

                                               U.S. GOVERNMENT BOND PORTFOLIO 23

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000        9.17%
      1999       -0.70%
      1998        7.02%
      1997        6.70%


          BEST QUARTER     4.08%      (12/31/00)
--------------------------------------------------------------------------------
          WORST QUARTER    -1.28%     (3/31/97)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 2.97%.


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Intermediate Government/Credit Index and the Lipper Intermediate U.S. Government Funds Objective.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS            1 Year         Since Inception
--------------------------------------------------------------------------------
U.S. Government Bond
Portfolio                       9.17%            5.46%*
--------------------------------------------------------------------------------
Lehman Intermediate
Government/Credit Index        10.10%            6.63%**
--------------------------------------------------------------------------------
Lipper Intermediate
U.S. Government
Funds Objective                10.66%            6.19%**
--------------------------------------------------------------------------------
 *Performance presented prior to March 23, 1998 reflects the performance of the Marketvest Intermediate U.S. Government Bond Fund shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.
**Since March 31, 1996.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.75%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.34%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.09%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.10%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.99%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.11%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.99% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     U.S. Government Bond Portfolio -- Institutional Class:       0.96%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$101     3-$337     5-$591    10-$1,320
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT SECURITIES, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE CORPORATE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT-GRADE
(BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS. THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

24  [ARK Logo Omitted] INCOME PORTFOLIO

                    SUMMARY

            INVESTMENT GOAL
          PRIMARILY CURRENT
     INCOME AND SECONDARILY
             CAPITAL GROWTH


           INVESTMENT FOCUS
     INVESTMENT-GRADE FIXED
          INCOME SECURITIES


     SHARE PRICE VOLATILITY
                     MEDIUM


                  PRINCIPAL
        INVESTMENT STRATEGY
               INVESTING IN
        U.S. GOVERNMENT AND
     CORPORATE FIXED INCOME
    SECURITIES WITH VARYING
                 MATURITIES


           INVESTOR PROFILE
          INVESTORS SEEKING
          PRIMARILY CURRENT
     INCOME AND SECONDARILY
      GROWTH OF CAPITAL WHO
  ARE WILLING TO ACCEPT THE
RISKS OF INVESTING IN FIXED
          INCOME SECURITIES


Principal Investment Strategy

      The Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. The Portfolio's Advisor will generally select investment-grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Portfolio's total assets in lower rated debt securities ("junk bonds"). The dollar-weighted average maturity of the Portfolio's investments will vary depending on market conditions, but will typically be between 5 and 20 years.

      In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

      Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

August 31, 2001 / PROSPECTUS

                                                             INCOME PORTFOLIO 25

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for seven calendar years.


      [Chart graphic omitted] Plot points are as follows:

      2000     10.35%
      1999     -1.79%
      1998      6.76%
      1997      9.60%
      1996      2.75%
      1995     18.00%
      1994     -1.90%

          BEST QUARTER     6.67%      (6/30/95)
--------------------------------------------------------------------------------
          WORST QUARTER    -2.11%     (3/31/96)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was 3.22%.


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the Lehman U.S. Aggregate Bond Index and the Lipper Corporate A-Rated Debt Funds Objective.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS        1 Year      5 Years  Since Inception
--------------------------------------------------------------------------------
Income Portfolio            10.35%      5.43%      6.02%*
--------------------------------------------------------------------------------
Lehman U.S. Aggregate
Bond Index                  11.63%      6.46%      6.59%**
--------------------------------------------------------------------------------
Lipper Corporate A-Rated
Debt Funds Objective         9.83%      5.21%      5.70%**
--------------------------------------------------------------------------------

 * Since July 16, 1993.
** Since July 31, 1993.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.60%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.34%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.94%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.09%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.85%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.12%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.85% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Income Portfolio -- Institutional Class:      0.82%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$87     3-$291     5-$511    10-$1,146
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? The Lehman U.S. Aggregate Bond Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage-backed securities. All securities in the index are rated investment-grade (BBB) or higher, with maturities of at least 1 year. The Lipper Corporate A-Rated Debt Funds Objective is a composite of mutual funds with goals similar to the Portfolio's goals.

                                                    PROSPECTUS / August 31, 2001

26 [ARK Logo Omitted] BALANCED PORTFOLIO

                 SUMMARY

         INVESTMENT GOAL
  LONG-TERM TOTAL RETURN


        INVESTMENT FOCUS
       COMMON STOCKS AND
 FIXED INCOME SECURITIES

  SHARE PRICE VOLATILITY
                  MEDIUM

               PRINCIPAL
     INVESTMENT STRATEGY
     INVESTING IN STOCKS
   AND BONDS TO GENERATE
            TOTAL RETURN

        INVESTOR PROFILE
 INVESTORS SEEKING TOTAL
RETURN BY INVESTING IN A
   BALANCED PORTFOLIO OF
 FIXED INCOME AND EQUITY
   SECURITIES WITH LOWER
  VOLATILITY THAN AN ALL
        EQUITY PORTFOLIO

Principal Investment Strategy

      The Balanced Portfolio seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment-grade fixed income securities. The Portfolio's Advisor will select common stocks of mid-sized and larger companies that are recognized leaders in their respective markets. In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Advisor will also purchase investment-grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. The Advisor will adjust the Portfolio's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends.

      In selecting securities for the Portfolio, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Portfolio's fixed income securities may vary depending on market conditions, but will typically be between 5 and 20 years.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

      The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

      The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

      The Portfolio is also subject to the risk that the Advisor's asset allocation decisions will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

August 31, 2001 / PROSPECTUS

                           27 [ARK Logo Omitted] EQUITY INCOME PORTFOLIO

Performance Information

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for seven calendar years.


      [Chart graphic omitted] Plot points are as follows:

      2000      0.43%
      1999     22.57%
      1998     24.83%
      1997     22.59%
      1996      8.12%
      1995     21.92%
      1994     -4.65%


          BEST QUARTER     18.32%     (12/31/98)
--------------------------------------------------------------------------------
          WORST QUARTER    -7.67%     (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was -4.46%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the S&P 500 Composite Index, the Lehman U.S. Aggregate Bond Index, 60/40 Hybrid of the S&P 500 Composite and Lehman U.S. Aggregate Bond indices and Lipper Balanced Funds Objective.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS         1 Year    5 Years  Since Inception
--------------------------------------------------------------------------------
Balanced Portfolio           0.43%     15.29%      13.31%*
--------------------------------------------------------------------------------
S&P 500 Composite Index     -9.11%     18.33%      17.96%**
--------------------------------------------------------------------------------
Lehman U.S. Aggregate
Bond Index                  11.63%      6.46%       6.59%**
--------------------------------------------------------------------------------
60/40 Hybrid of the S&P 500
Composite and Lehman
Aggregate Bond Indices      -0.99%     13.78%      13.53%**
--------------------------------------------------------------------------------
Lipper Balanced
Funds Objective              1.51%     11.39%      11.39%**
--------------------------------------------------------------------------------

 * Since July 16, 1993.
** Since July 31, 1993.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? The S&P 500 Composite Index is a widely recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lehman U.S. Aggregate Bond Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA-rated mortgage-backed securities. All securities in the index are rated investment-grade (BBB) or higher, with maturities of at least one year. The 60/40 Hybrid of the S&P 500 Composite Index and Lehman U.S. Aggregate Bond Index benchmark is comprised of two unmanaged indices, weighted 60% S&P 500 Composite Index and 40% Lehman U.S. Aggregate Bond Index. The Portfolio uses a blended index because it is better suited to the Portfolio's strategy. The Lipper Balanced Funds Objective is a composite of mutual funds with goals similar to the Portfolio's goals.

                                                    PROSPECTUS / August 31, 2001

28    BALANCED PORTFOLIO (CONCLUDED)

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.65%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.36%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.01%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.07%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.94%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include service fees of 0.15%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.94% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Balanced Portfolio -- Institutional Class:      0.91%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$96     3-$315     5-$551    10-$1,230
--------------------------------------------------------------------------------

August 31, 2001 / PROSPECTUS

                       This page intentionally left blank.

30  [ARK Logo Omitted]  EQUITY INCOME PORTFOLIO

                    SUMMARY

            INVESTMENT GOAL
         CURRENT INCOME AND
          GROWTH OF CAPITAL

           INVESTMENT FOCUS
       DIVIDEND-PAYING U.S.
              COMMON STOCKS

     SHARE PRICE VOLATILITY
             MEDIUM TO HIGH

                  PRINCIPAL
        INVESTMENT STRATEGY
  INVESTING IN STOCKS WHICH
      HAVE AN ABOVE-AVERAGE
 DIVIDEND YIELD RELATIVE TO
     THE BROAD STOCK MARKET


           INVESTOR PROFILE
  INVESTORS SEEKING CURRENT
       INCOME AND GROWTH OF
   CAPITAL WHO CAN TOLERATE
 THE SHARE PRICE VOLATILITY
        OF EQUITY INVESTING


Principal Investment Strategy

      The Equity Income Portfolio seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. The Portfolio may, to a limited extent, purchase convertible and preferred stocks and investment-grade fixed income securities. The Portfolio's Advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

      In selecting securities for the Portfolio, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000     13.66%
      1999      2.57%
      1998      8.62%
      1997     32.28%


                                  BEST QUARTER
                                     12.41%
                                    (6/30/97)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                     -10.41%
                                    (9/30/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was -5.71%.

August 31, 2001 / PROSPECTUS

                                                      EQUITY INCOME PORTFOLIO 31

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the S&P 500 Composite Index and the Lipper Equity Income Funds Classification.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS            1 Year         Since Inception
--------------------------------------------------------------------------------

Equity Income Portfolio         13.66%            13.57%*
--------------------------------------------------------------------------------
S&P 500 Composite Index         -9.11%            16.25%**
--------------------------------------------------------------------------------
Lipper Equity Income
Funds Classification             6.77%            11.16%**
--------------------------------------------------------------------------------

 * Since November 18, 1996.
** Since November 30, 1996.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.70%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.36%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.06%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.04%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.02%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include service fees of 0.15%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.02% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Equity Income Portfolio -- Institutional Class:      0.99%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$104     3-$333     5-$581    10-$1,291
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LIPPER EQUITY INCOME FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.


                                                    PROSPECTUS / August 31, 2001

32 [ARK Logo Omitted]  VALUE EQUITY PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
      GROWTH OF PRINCIPAL

         INVESTMENT FOCUS
       U.S. COMMON STOCKS


   SHARE PRICE VOLATILITY
           MEDIUM TO HIGH


                PRINCIPAL
      INVESTMENT STRATEGY
 INVESTING IN UNDERVALUED
 STOCKS OF U.S. COMPANIES


         INVESTOR PROFILE
  INVESTORS SEEKING LONG-
 TERM GROWTH OF PRINCIPAL
     WHO CAN TOLERATE THE
SHARE PRICE VOLATILITY OF
         EQUITY INVESTING


Principal Investment Strategy

      The Value Equity Portfolio seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. The Portfolio's Advisor purchases stocks whose prices appear low when compared to measures such as present and/or future earnings and cash flows, as well as other out-of-favor stocks that the Advisor believes are undervalued by the market.

      In selecting investments for the Portfolio, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000     -1.28%
      1999     11.86%
      1998     19.63%
      1997     29.40%

                                  BEST QUARTER
                                     18.89%
                                   (12/31/98)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                     -10.63%
                                    (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was -4.43%.

August 31, 2001 / PROSPECTUS

                                                       VALUE EQUITY PORTFOLIO 33

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the S&P 500 Composite Index, the S&P 500/BARRA Value Index and the Lipper Large-Cap Value Funds Classification.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS            1 Year         Since Inception
--------------------------------------------------------------------------------
Value Equity Portfolio          -1.28%           15.25%*
--------------------------------------------------------------------------------
S&P 500 Composite Index         -9.11%           18.07%**
--------------------------------------------------------------------------------
S&P 500/BARRA Value Index        6.08%           16.24%**
--------------------------------------------------------------------------------
Lipper Large-Cap Value
Funds Classification             1.32%           14.90%**
--------------------------------------------------------------------------------

 *Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Portfolio in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.
**Since March 31, 1996.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
Investment Advisory Fees                       1.00%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.33%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.33%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.10%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.23%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include service fees of 0.15%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.23% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses in order to keep total operating expenses at specified levels. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Value Equity Portfolio -- Institutional Class:       1.20%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$125     3-$412     5-$719    10-$1,593
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE S&P 500/BARRA VALUE INDEX IS A WIDELY RECOGNIZED INDEX OF THE STOCKS IN THE S&P 500 INDEX THAT HAVE LOWER PRICE-TO-BOOK RATIOS. THE LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

34  [ARK Logo Omitted] EQUITY INDEX PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
  INVESTMENT RESULTS THAT
        CORRESPOND TO THE
       PERFORMANCE OF THE
    STANDARD & POOR'S 500
          COMPOSITE INDEX
                (S&P 500)


         INVESTMENT FOCUS
       U.S. COMMON STOCKS


   SHARE PRICE VOLATILITY
           MEDIUM TO HIGH


                PRINCIPAL
      INVESTMENT STRATEGY
ATTEMPTS TO REPLICATE THE
       PERFORMANCE OF THE
                  S&P 500


         INVESTOR PROFILE
 INVESTORS SEEKING GROWTH
       OF CAPITAL WHO CAN
 TOLERATE THE SHARE PRICE
     VOLATILITY OF EQUITY
                INVESTING


Principal Investment Strategy

      The Equity Index Portfolio seeks its investment goal by investing in securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). The Portfolio is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Portfolio will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

      The Portfolio may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Portfolio will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

      Although the Portfolio will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Portfolio's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Portfolio.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The Advisor may not be able to match the performance of the Portfolio's benchmark.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows the performance of the Portfolio's Institutional Class Shares for each year for three calendar years.


      [Chart graphic omitted] Plot points are as follows:

      2000     -8.50%
      1999     21.08%
      1998     29.34%

                                  BEST QUARTER
                                     21.27%
                                   (12/31/98)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                     -9.49%
                                    (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was -6.68%.

August 31, 2001 / PROSPECTUS

                                                       EQUITY INDEX PORTFOLIO 35

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the S&P 500 Composite Index and the Lipper S&P 500 Index Objective Funds Average.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS            1 Year         Since Inception
--------------------------------------------------------------------------------
Equity Index Portfolio         -8.50%            12.18%*
--------------------------------------------------------------------------------
S&P 500 Composite Index        -9.11%            12.24%**
--------------------------------------------------------------------------------
Lipper S&P 500 Index
Objective Funds Average        -9.57%            11.64%**
--------------------------------------------------------------------------------

 * Since October 1, 1997.
** Since September 30, 1997.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.20%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.36%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.56%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.28%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.28%(2)
--------------------------------------------------------------------------------

(1) Other Expenses include service fees of 0.15%. The entire fee is being waived voluntarily. This waiver may be discontinued at any time.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.28% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Equity Index Portfolio -- Institutional Class:      0.25%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:        1-$29     3-$151     5-$285     10-$675
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LIPPER S&P 500 INDEX OBJECTIVE FUNDS AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

36 [ARK Logo Omitted] BLUE CHIP EQUITY PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
        LONG-TERM CAPITAL
             APPRECIATION


         INVESTMENT FOCUS
LARGE CAPITALIZATION U.S.
            COMMON STOCKS


   SHARE PRICE VOLATILITY
           MEDIUM TO HIGH


                PRINCIPAL
      INVESTMENT STRATEGY
   INVESTING IN STOCKS OF
        ESTABLISHED LARGE
 CAPITALIZATION COMPANIES


         INVESTOR PROFILE
INVESTORS SEEKING CAPITAL
     APPRECIATION WHO CAN
 TOLERATE THE SHARE PRICE
     VOLATILITY OF EQUITY
                INVESTING

Principal Investment Strategy

      The Blue Chip Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of established U.S. companies with market capitalizations in excess of $5 billion. The Portfolio's Advisor generally purchases stocks of companies with at least 10 years of operating history that are recognized leaders in their respective markets. The Portfolio also may, to a limited extent, purchase stocks of rapidly growing companies in developing industries, convertible and preferred stocks, and investment-grade fixed income securities.

      In selecting investments for the Portfolio, the Advisor will purchase securities of large companies with strong balance sheets and prospects for above-average growth. The Advisor will also purchase securities of issuers based on their current financial strength and their market valuations relative to their competitors.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      Companies with smaller capitalizations may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than those of larger companies.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000     -4.25%
      1999     26.26%
      1998     26.54%
      1997     32.98%

                                  BEST QUARTER
                                     21.68%
                                   (12/31/98)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                     -11.70%
                                    (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was -9.57%.

August 31, 2001 / PROSPECTUS

                                                   BLUE CHIP EQUITY PORTFOLIO 37

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the S&P 500 Composite Index and the Lipper Large-Cap Value Funds Classification.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS            1 Year         Since Inception
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio    -4.25%            19.51%*
--------------------------------------------------------------------------------
S&P 500 Composite Index       -9.11%            18.07%**
--------------------------------------------------------------------------------
Lipper Large-Cap Value
Funds Classification           1.32%            14.90%**
--------------------------------------------------------------------------------

 * Since April 1, 1996.
** Since March 31, 1996.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.70%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.36%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.06%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.07%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.99%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include service fees of 0.15%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.99% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at specified levels. The Advisor may discontinue all or part of these voluntary reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Blue Chip Equity Portfolio -- Institutional Class:      0.96%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$101     3-$330     5-$578    10-$1,288
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

38  [ARK Logo Omitted]  CAPITAL GROWTH PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
        LONG-TERM CAPITAL
             APPRECIATION


         INVESTMENT FOCUS
       U.S. COMMON STOCKS
        OF VARIOUS MARKET
          CAPITALIZATIONS


   SHARE PRICE VOLATILITY
           MEDIUM TO HIGH

                PRINCIPAL
      INVESTMENT STRATEGY
 INVESTING IN STOCKS THAT
      OFFER ABOVE-AVERAGE
         GROWTH POTENTIAL


         INVESTOR PROFILE
INVESTORS SEEKING CAPITAL
     APPRECIATION WHO CAN
 TOLERATE THE SHARE PRICE
     VOLATILITY OF EQUITY
                INVESTING



Principal Investment Strategy

      The Capital Growth Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities. The Portfolio's Advisor will build a broadly diversified portfolio of stocks with above-average capital growth potential.

      In selecting securities for the Portfolio, the Advisor purchases securities of well-known, established companies and small- and mid-size companies (companies with market capitalizations of $8 billion or less). In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

August 31, 2001 / PROSPECTUS

                                                     CAPITAL GROWTH PORTFOLIO 39

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for seven calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000     -5.07%
      1999     46.47%
      1998     41.21%
      1997     29.33%
      1996     17.82%
      1995     23.27%
      1994     -9.88%


          BEST QUARTER     35.07%     (12/31/98)
--------------------------------------------------------------------------------
          WORST QUARTER    -14.10%    (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was -10.86%.


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the S&P 500 Composite Index and the Lipper Multi-Cap Growth Funds Classification.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS        1 Year      5 Years   Since Inception
--------------------------------------------------------------------------------
Capital Growth Portfolio    -5.07%     24.51%       18.85%*
--------------------------------------------------------------------------------
S&P 500 Composite Index     -9.11%     18.33%       17.96%**
--------------------------------------------------------------------------------
Lipper Multi-Cap Growth
Funds Classification       -11.06%     18.98%       17.69%**
--------------------------------------------------------------------------------

 * Since July 16, 1993.
** Since July 31, 1993.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.70%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.36%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.06%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.03%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.03%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include service fees of 0.15%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.03% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Capital Growth Portfolio -- Institutional Class:     1.00%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$105     3-$334     5-$582    10-$1,291
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

40  [ARK Logo Omitted]  MID-CAP EQUITY PORTFOLIO

                 SUMMARY

         INVESTMENT GOAL
       LONG-TERM CAPITAL
            APPRECIATION


        INVESTMENT FOCUS
   MEDIUM CAPITALIZATION
      U.S. COMMON STOCKS


  SHARE PRICE VOLATILITY
                    HIGH

               PRINCIPAL
     INVESTMENT STRATEGY
  INVESTING IN STOCKS OF
MID-SIZED COMPANIES THAT
 HAVE SIGNIFICANT GROWTH
               POTENTIAL


        INVESTOR PROFILE
INVESTORS SEEKING GROWTH
      OF CAPITAL WHO CAN
TOLERATE THE SHARE PRICE
   VOLATILITY OF MID-CAP
        EQUITY INVESTING


Principal Investment Strategy

      The Mid-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. The Portfolio's Advisor chooses stocks of companies with market capitalizations of between $500 million and $8 billion that have significant growth potential.

      In selecting securities for the Portfolio, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor also looks for medium-sized companies with relatively low or unrecognized market valuations.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for four calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000      9.17%
      1999     23.70%
      1998     22.07%
      1997     31.39%


                                  BEST QUARTER
                                     30.57%
                                   (12/31/98)
--------------------------------------------------------------------------------
                                 WORST QUARTER
                                     -15.35%
                                    (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was -1.98%.

August 31, 2001 / PROSPECTUS

                                                     MID-CAP EQUITY PORTFOLIO 41


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000 to those of the S&P 400 Mid-Cap Index and the Lipper Mid-Cap Growth Funds Classification.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS            1 Year         Since Inception
--------------------------------------------------------------------------------
Mid-Cap Equity Portfolio         9.17%           20.85%*
--------------------------------------------------------------------------------
S&P 400 Mid-Cap Index           17.50%           20.28%**
--------------------------------------------------------------------------------
Lipper Mid-Cap Growth
Funds Classification           -10.01%           16.86%**
--------------------------------------------------------------------------------

 * Since November 18, 1996.
** Since November 30, 1996.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.80%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.37%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.17%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.04%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.13%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include service fees of 0.15%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.13% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Mid-Cap Equity Portfolio -- Institutional Class:      1.10%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$115     3-$368     5-$640    10-$1,417
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE S&P 400 MID-CAP INDEX IS A WIDELY RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 400 MEDIUM CAPITALIZATION STOCKS. THE LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.


                                                    PROSPECTUS / August 31, 2001

42  [ARK Logo Omitted]  SMALL-CAP EQUITY PORTFOLIO

                    SUMMARY

            INVESTMENT GOAL
          LONG-TERM CAPITAL
               APPRECIATION

           INVESTMENT FOCUS
      COMMON STOCK OF SMALL
CAPITALIZATION U.S. ISSUERS

     SHARE PRICE VOLATILITY
                       HIGH

                  PRINCIPAL
        INVESTMENT STRATEGY
     INVESTING IN STOCKS OF
     SMALLER COMPANIES WITH
         LONG-TERM EARNINGS
           GROWTH POTENTIAL

           INVESTOR PROFILE
    INVESTORS SEEKING LONG-
  TERM CAPITAL APPRECIATION
       WHO CAN TOLERATE THE
     SHARE PRICE VOLATILITY
        OF SMALL-CAP EQUITY
                  INVESTING

Principal Investment Strategy

      The Small-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. The Portfolio's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Portfolio invests primarily in companies with market capitalizations of $2 billion or less. The Portfolio may also invest a limited percentage of its assets in foreign securities and fixed income securities.

      In selecting investments for the Portfolio, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Advisor may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

      Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

                                                    PROSPECTUS / August 31, 2001

                                43 [ARK Logo Omitted] SMALL CAP EQUITY PORTFOLIO

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for five calendar years.

      [Chart graphic omitted] Plot points are as follows:

      2000      -7.34%
      1999     150.08%
      1998      19.31%
      1997       5.55%
      1996      14.82%


          BEST QUARTER     82.09%     (12/31/99)
--------------------------------------------------------------------------------
          WORST QUARTER    -18.56%    (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was -3.84%.


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000 to those of the Russell 2000 Growth Index, the Russell 2000 Index and the Lipper Mid-Cap Growth Funds Classification.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS         1 Year     5 Years   Since Inception
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio  -7.34%     27.36%       28.56%*
--------------------------------------------------------------------------------
Russell 2000 Growth Index  -22.43%      7.15%        8.87%**
--------------------------------------------------------------------------------
Russell 2000 Index          -3.02%     10.32%       11.66%**
--------------------------------------------------------------------------------
Lipper Mid-Cap Growth
Funds Classification       -10.01%     16.73%       18.06%**
--------------------------------------------------------------------------------

 * Since July 13, 1995.
** Since June 30, 1995.


Portfolio Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.80%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.37%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.17%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include service fees of 0.15%.
(2) The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Advisor is voluntarily waiving reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

     Small-Cap Equity Portfolio -- Institutional Class:     1.15%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$119     3-$372     5-$644    10-$1,420
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE RUSSELL 2000 GROWTH INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET
CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF U.S. COMPANIES WITH HIGH GROWTH RATES AND PRICE-TO-BOOK RATIOS. THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.


                                                    PROSPECTUS / August 31, 2001

44  [ARK Logo Omitted] INTERNATIONAL EQUITY PORTFOLIO

                  SUMMARY

          INVESTMENT GOAL
        LONG-TERM CAPITAL
             APPRECIATION

         INVESTMENT FOCUS
     EQUITY SECURITIES OF
         NON-U.S. ISSUERS


   SHARE PRICE VOLATILITY
                     HIGH

                PRINCIPAL
      INVESTMENT STRATEGY
      INVESTING IN EQUITY
    SECURITIES OF ISSUERS
     LOCATED IN COUNTRIES
      OTHER THAN THE U.S.


         INVESTOR PROFILE
INVESTORS SEEKING CAPITAL
    APPRECIATION WHO WANT
       TO DIVERSIFY THEIR
   PORTFOLIO BY INVESTING
     OVERSEAS AND WHO CAN
    TOLERATE THE RISKS OF
  INTERNATIONAL INVESTING


Principal Investment Strategy

      The International Equity Portfolio seeks its investment goal by investing primarily in equity securities of companies located throughout the world. The Portfolio invests in common stocks and other equity securities of issuers located in at least three countries other than the United States. The Portfolio invests in issuers located in any country other than the United States and may invest in issuers of any size.

      The Portfolio's Subadvisor applies a blend of "top-down" and "bottom-up" decision making in selecting portfolio investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

      Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      The following bar chart shows changes in the performance of the Portfolio's Institutional Class Shares for each year for eight calendar years. Performance results before August 12, 2000 are for the Class A Retail Shares of the Govett International Equity Fund, which commenced operations on January 7, 1992 and was reorganized into the Portfolio on August 12, 2000. In the bar chart, performance results before that date reflect the total annual operating expenses applicable to Class A Retail Shares of the Govett fund. The performance results have been adjusted for the effect of the Govett fund's reorganization.

August 31, 2001 / PROSPECTUS

                                              INTERNATIONAL EQUITY PORTFOLIO  45

      [Chart graphic omitted] Plot points are as follows:

      2000    -20.92%
      1999     28.27%
      1998     19.29%
      1997     -0.76%
      1996     12.20%
      1995     10.97%
      1994     -8.42%
      1993     54.53%

          BEST QUARTER     18.80%     (12/31/98)
--------------------------------------------------------------------------------
          WORST QUARTER    -13.82%    (9/30/98)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional Class total return was -14.83%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the Morgan Stanley Capital International Europe Australia Far East ("MSCI EAFE") Index and the Lipper International Funds Objective.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS        1 Year    5 Years   Since Inception
--------------------------------------------------------------------------------
International Equity
Portfolio                  -20.92%*    6.14%*      8.06%*
--------------------------------------------------------------------------------
MSCI EAFE Index            -14.17%     7.14%       7.82%**
--------------------------------------------------------------------------------
Lipper International Fund
Objective                  -15.60%     9.09%       9.35%**
--------------------------------------------------------------------------------

* Performance presented prior to August 12, 2000 reflects the performance of the Class A Retail Shares of Govett International Equity Fund, which were offered beginning January 7, 1992. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. There was no sales charge applicable to Class A Retail Shares of the Govett fund. Performance results have not been adjusted for the sales charge applicable to Retail Class A Shares of the Portfolio.
**Since December 31, 1991.


Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       1.00%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 0.62%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.62%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.05%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   1.57%(2)
--------------------------------------------------------------------------------
(1)  Other Expenses include service fees of 0.15%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 1.57% for Institutional Class until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements waivers at any time. With the expense reimbursements waivers, the Portfolio's actual total operating expenses were as follows:

     International Equity Portfolio -- Institutional Class:      1.41%

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$160     3-$506     5-$877    10-$1,918
--------------------------------------------------------------------------------

WHAT IS THE PORTFOLIO`S BENCHMARK? THE MSCI EAFE INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE GENERAL PERFORMANCE OF THE INTERNATIONAL EQUITY MARKETS, WITHOUT CONSIDERATION OF EMERGING MARKETS. THE LIPPER INTERNATIONAL FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

46 [ARK Logo Omitted] EMERGING MARKETS EQUITY PORTFOLIO

               SUMMARY

       INVESTMENT GOAL
     LONG-TERM CAPITAL
          APPRECIATION


      INVESTMENT FOCUS
     EQUITY SECURITIES
   LOCATED IN EMERGING
      MARKET COUNTRIES


SHARE PRICE VOLATILITY
                  HIGH

             PRINCIPAL
   INVESTMENT STRATEGY
   INVESTING IN EQUITY
 SECURITIES OF ISSUERS
LOCATED IN EMERGING OR
     DEVELOPING MARKET
  COUNTRIES THROUGHOUT
             THE WORLD


      INVESTOR PROFILE
     INVESTORS SEEKING
     LONG-TERM CAPITAL
 APPRECIATION WHO WANT
    TO DIVERSIFY THEIR
PORTFOLIO BY INVESTING
  OVERSEAS AND WHO CAN
 TOLERATE THE RISKS OF
 INVESTING IN EMERGING
      MARKET COUNTRIES

Principal Investment Strategy

      The Emerging Markets Equity Portfolio seeks its investment goal by investing primarily in equity securities of issuers located in emerging market countries. The Portfolio invests in common stocks and other equity securities of issuers located in at least three emerging market countries. The Portfolio's Subadvisor uses the World Bank's classification system to determine the potential universe of emerging market countries. The classification system used by the World Bank, a non-governmental organization headquartered in Washington, D.C., comprised of representatives from 183 countries, covers 207 nations and non-sovereign entities that are recognized by the United Nations.

      The Subadvisor applies a blend of "top-down" and "bottom-up" decision making in selecting portfolio investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

      Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may adversely affect the Portfolio's performance.

Principal Risks

      An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

      Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

      The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

      Investing in foreign countries poses additional risks since political economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Performance Information

      The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      The following bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for eight calendar years. The Portfolio's Institutional Class has not commenced operations. In the bar chart, performance results reflect the total annual operating expenses applicable to Class A Shares. Performance results before August 12, 2000 are for the Class A Retail

August 31, 2001 / PROSPECTUS

                                           EMERGING MARKETS EQUITY PORTFOLIO  47

      Shares of the Govett Emerging Markets Equity Fund, which commenced operations on January 7, 1992 and was reorganized into the Portfolio on August 12, 2000. The performance results before that date reflect the total annual operating expenses applicable to Class A Retail Shares of the Govett fund.


      [Chart graphic omitted] Plot points are as follows:

      2000    -37.22%
      1999     70.10%
      1998    -34.18%
      1997    -10.40%
      1996     12.08%
      1995     -7.84%
      1994    -12.70%
      1993     79.73%

          BEST QUARTER     35.00%     (12/31/99)
--------------------------------------------------------------------------------
          WORST QUARTER    -24.90%    (9/30/98)

For the period January 1, 2001 to June 30, the Portfolio's Class A total return was -6.47%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the Morgan Stanley Capital International Emerging Markets Index "MSCI Emerging Markets Index" and the Lipper Emerging Markets Funds Objective.
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS        1 Year      5 Years   Since Inception
--------------------------------------------------------------------------------
Emerging Markets
Equity Portfolio           -40.23%*    -7.63%*       0.46%*
--------------------------------------------------------------------------------
MSCI Emerging
Markets Index              -28.84%     -3.28%        3.32%**
--------------------------------------------------------------------------------
Lipper Emerging
Markets Funds Objective    -30.50%     -2.37%      1.06%**
--------------------------------------------------------------------------------

 *Performance presented prior to August 12, 2000 reflects the performance of the Class A Retail Shares of the Govett Emerging Markets Equity Fund, which were offered beginning January 7, 1992. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. There was no sales charge applicable to Class A Retail Shares of the Govett fund.

**Since December 31, 1991.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
--------------------------------------------------------------------------------
                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                       1.00%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees          None
--------------------------------------------------------------------------------
Other Expenses                                 1.21%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      2.21%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.21%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   2.00%(2)
--------------------------------------------------------------------------------

(1)  Other Expenses include service fees of 0.15%.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 2.00% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
 YEARS:       1-$203     3-$671    5-$1,166   10-$2,528
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO`S BENCHMARK? THE MSCI EMERGING MARKETS INDEX IS AN UNMANAGED INDEX THAT REPRESENTS THE GENERAL PERFORMANCE OF EQUITY MARKETS IN EMERGING MARKETS. THE LIPPER EMERGING MARKETS FUNDS OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

48    ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK

Additional Information About Principal Risk

RISKS                                                                                            PORTFOLIOS AFFECTED BY THE RISKS
------------------------------------------------------------------------------------------------------------------------------------
EQUITY RISK-- Equity securities include publicly and privately issued equity securities,         o Balanced Portfolio
common and preferred stocks, warrants, rights to subscribe to common stock and con-              o Equity Income Portfolio
vertible securities, as well as instruments that attempt to track the price movement of          o Value Equity Portfolio
equity indices. Investments in equity securities and equity derivatives in general are sub-      o Equity Index Portfolio
ject to market risks that may cause their prices to fluctuate over time. Equity derivatives      o Blue Chip Equity Portfolio
may be more volatile and increase portfolio risk. The value of securities convertible into       o Capital Growth Portfolio
equity securities, such as warrants or convertible debt, is also affected by prevailing inter-   o Mid-Cap Equity Portfolio
est rates, the credit quality of the issuer and any call provision. Fluctuations in the value    o Small-Cap Equity Portfolio
of equity securities in which a mutual fund invests will cause its portfolio's net asset         o International Equity Portfolio
value to fluctuate. An investment in a portfolio of equity securities may be more suitable       o Emerging Markets Equity Portfolio
for long-term investors who can bear the risk of these share price fluctuations.
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME RISK -- The market values of fixed income investments change in                     o Short-Term Treasury Portfolio
response to interest rate changes and other factors. During periods of falling interest          o Short-Term Bond Portfolio
rates, the values of outstanding fixed income securities generally rise. Moreover, while         o Maryland Tax-Free Portfolio
securities with longer maturities tend to produce higher yields, the prices of longer matu-      o Pennsylvania Tax-Free Portfolio
rity securities are also subject to greater market fluctuations as a result of changes in        o Intermediate Fixed Income
interest rates. In addition to these fundamental risks, different types of fixed income            Portfolio
securities may be subject to the following additional risks:                                     o U.S. Government Bond Portfolio
                                                                                                 o Income Portfolio
                                                                                                 o Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------
          CALL RISK -- During periods of falling interest rates, certain debt obligations with   o Short-Term Bond Portfolio
          high interest rates may be prepaid (or "called") by the issuer prior to maturity. This o Maryland Tax-Free Portfolio
          may cause a Portfolio's average weighted maturity to fluctuate and may require a       o Pennsylvania Tax-Free Portfolio
          Portfolio to invest the resulting proceeds at lower interest rates.                    o Intermediate Fixed Income
                                                                                                   Portfolio
                                                                                                 o U.S. Government Bond Portfolio
                                                                                                 o Income Portfolio
                                                                                                 o Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------
          CREDIT RISK -- The possibility that an issuer will be unable to make                   o Short-Term Bond Portfolio
          timely payments of either principal or interest.                                       o Maryland Tax-Free Portfolio
                                                                                                 o Pennsylvania Tax-Free Portfolio
                                                                                                 o Intermediate Fixed Income
                                                                                                   Portfolio
                                                                                                 o U.S. Government Bond Portfolio
                                                                                                 o Income Portfolio
                                                                                                 o Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------
          EVENT RISK -- Securities may suffer declines in credit quality and mar-                o Short-Term Bond Portfolio
          ket value due to issuer restructurings or other factors. This risk should              o Maryland Tax-Free Portfolio
          be reduced because of a Portfolio's multiple holdings.                                 o Pennsylvania Tax-Free Portfolio
                                                                                                 o Intermediate Fixed Income
                                                                                                   Portfolio
                                                                                                 o U.S. Government Bond Portfolio
                                                                                                 o Income Portfolio
                                                                                                 o Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------

August 31, 2001 / PROSPECTUS

                                  ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK 49


RISKS                                                                                            PORTFOLIOS AFFECTED BY THE RISKS
------------------------------------------------------------------------------------------------------------------------------------
      MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are fixed income             o Short-Term Bond Portfolio
      securities representing an interest in a pool of underlying mortgage loans. They are       o Intermediate Fixed Income
      sensitive to changes in interest rates, but may respond to these changes differently         Portfolio
      from other fixed income securities due to the possibility of prepayment of the             o U.S. Government Bond Portfolio
      underlying mortgage loans. As a result, it may not be possible to determine in             o Income Portfolio
      advance the actual maturity date or average life of a mortgage-backed security.            o Balanced Portfolio
      Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepay ments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that Portfolio.
------------------------------------------------------------------------------------------------------------------------------------

FOREIGN SECURITY RISKS -- Investments in securities of foreign companies or governments         o Small-Cap Equity Portfolio
      can be more volatile than investments in U.S. companies or governments. Diplomatic,       o International Equity Portfolio
      political, or economic developments, including nationalization or appropriation, could    o Emerging Markets Equity Portfolio
      affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S.
      markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the
      U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. compa nies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.
      Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Portfolio.

                                                    August 31, 2001 / PROSPECTUS

50 ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK


RISKS                                                                                            PORTFOLIOS AFFECTED BY THE RISKS
------------------------------------------------------------------------------------------------------------------------------------
In addition to these risks, certain foreign securities may be subject to the following additional risk factor:
      CURRENCY RISK -- Investments in foreign securities denominated in                          o Small-Cap Equity Portfolio
      foreign currencies involve additional risks, including:                                    o International Equity Portfolio
      [box] The value of a Portfolio's assets measured in U.S. dollars may be                    o Emerging Markets Equity Portfolio
            affected by changes in currency rates and in exchange control regulations.
      [box] A Portfolio may incur substantial costs in connection with conversions between various currencies.
      [box] A Portfolio may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.
      [box] Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.
------------------------------------------------------------------------------------------------------------------------------------

TRACKING ERROR RISK -- Factors such as Portfolio expenses, imperfect correlation                o Equity Index Portfolio
between the Portfolio's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Portfolio, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

August 31, 2001 / PROSPECTUS

                                         EACH PORTFOLIO'S OTHER INVESTMENTS  51




Each Portfolio's Other Investments

This prospectus describes the Portfolios' primary strategies. Each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Portfolio may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with a Portfolio's objectives. A Portfolio will do so only if the Portfolio's Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Portfolio may not be able to meet its investment goal when the Advisor is employing a temporary defensive strategy.

                                               PROSPECTUS / August 31, 2001

52    INVESTMENT ADVISOR

Investment Advisor

The Portfolios' Advisor makes (or supervises the subadvisor who makes) investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Board of Trustees of ARK Funds supervises the Advisor and Subadvisor and establishes policies that the Advisor and Subadvisor must follow in their management activities.

Allied Investment Advisors, Inc. (AIA), a wholly owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolios. As of June 30, 2001, AIA had approximately $14 billion in assets under management. For the fiscal year ended April 30, 2001, the Portfolios paid advisory fees to AIA at the following rates expressed as a percentage of a Portfolio's average daily net assets:


U.S. TREASURY MONEY MARKET PORTFOLIO            0.19%
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO          0.14%
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                          0.12%
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET PORTFOLIO                 0.09%
--------------------------------------------------------------------------------
PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO    0.25%*
--------------------------------------------------------------------------------
SHORT-TERM TREASURY PORTFOLIO                   0.35%
--------------------------------------------------------------------------------
SHORT-TERM BOND PORTFOLIO                       0.70%
--------------------------------------------------------------------------------
MARYLAND TAX-FREE PORTFOLIO                     0.49%
--------------------------------------------------------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO                 0.65%
--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME PORTFOLIO             0.49%
--------------------------------------------------------------------------------
U.S. GOVERNMENT BOND PORTFOLIO                  0.66%
--------------------------------------------------------------------------------
INCOME PORTFOLIO                                0.51%
--------------------------------------------------------------------------------
BALANCED PORTFOLIO                              0.56%
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                         0.64%
--------------------------------------------------------------------------------
VALUE EQUITY PORTFOLIO                          0.87%
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO                          0.08%
--------------------------------------------------------------------------------
BLUE CHIP EQUITY PORTFOLIO                      0.60%
--------------------------------------------------------------------------------
CAPITAL GROWTH PORTFOLIO                        0.65%
--------------------------------------------------------------------------------
MID-CAP EQUITY PORTFOLIO                        0.74%
--------------------------------------------------------------------------------
SMALL-CAP EQUITY PORTFOLIO                      0.79%
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO                  0.95%
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO               0.70%
--------------------------------------------------------------------------------

* Under an investment advisory agreement with ARK Funds, AIA is entitled to receive an advisory fee of 0.25% as a percentage of the Portfolio's average net assets. The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.58% until August 31, 2002. With this fee waiver, the actual advisory fee received by AIA may be lower than the fee shown in the table above.

AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $70 billion at December 31, 2000.



INVESTMENT SUBADVISOR

AIB Govett, Inc. (AIB Govett), an indirect majority owned subsidiary of AIB, is the Subadvisor for the International Equity Portfolio and the Emerging Markets Equity Portfolio. It provides day-to-day management services and makes investment decisions on behalf of these Portfolios in accordance with their respective investment policies. In accordance with an investment subadvisory agreement, AIA pays AIB Govett subadvisory fees from the fees it receives from the International Equity Portfolio and the Emerging Markets Equity Portfolio.

AIB Govett and its affiliates, Govett Investment Management Limited and AIB Investment Managers Limited, are part of the AIB Asset Management Holdings Group ("AIBAMH") and part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore. These offices are supported by a global network of investment/research offices in Baltimore, Budapest, Rio de Janeiro, and Poznan. AIBAMH had, as of June 30, 2001, approximately $14.1 billion under management, primarily in non-U.S. funds.

PORTFOLIO MANAGERS

JAMES M. HANNAN is manager of the U.S. TREASURY MONEY MARKET, U.S. GOVERNMENT MONEY MARKET, MONEY MARKET, TAX-FREE MONEY MARKET, PENNSYLVANIA TAX-FREE MONEY MARKET, SHORT-TERM TREASURY, and other ARK Funds Portfolios. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1987. He has more than 14 years of experience in the investment industry.

SUSAN L. SCHNAARS is manager of the MARYLAND TAX-FREE PORTFOLIO and PENNSYLVANIA TAX-FREE PORTFOLIO. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1992. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 11 years of experience in the investment industry.

STEVEN M. GRADOW is manager of the INCOME PORTFOLIO, co-manager, with Ms. Volk, of the U.S. GOVERNMENT BOND PORTFOLIO, and co-manager, with Mr. Stith, of the INTERMEDIATE FIXED INCOME PORTFOLIO. He has been a Managing Director of,


August 31, 2001 / PROSPECTUS

                                                         INVESTMENT ADVISOR   53

and Director of Fixed Income Investments for, AIA since 1996 and co-manager of another ARK Funds Portfolio. Mr. Gradow's experience includes five years of fixed income management for the Public Employees Retirement System of California (CALPERS). Mr. Gradow has more than 19 years of experience in the investment industry.

N. BETH VOLK is co-manager, with Mr. Gradow, of the U.S. GOVERNMENT BOND PORTFOLIO. Ms. Volk has been a Principal of AIA, Portfolio Manager, and Senior Fixed Income Credit Analyst responsible for leading the corporate research efforts of the Fixed Income Group since 1996. Ms. Volk has more than 19 years of experience in the investment industry, and is a Chartered Financial Analyst.

WILMER C. STITH III is manager of the SHORT-TERM BOND PORTFOLIO, co-manager, with Mr. Gradow, of the INTERMEDIATE FIXED INCOME PORTFOLIO, and is co-manager of another ARK Funds Portfolio. He has been a Vice President of AIA and Portfolio Manager since 1996. He manages separate account money market accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 9 years of experience in the investment industry, and is a Chartered Financial Analyst.

CHARLES E. KNUDSEN III is manager of the BALANCED PORTFOLIO. Mr. Knudsen is a Managing Director of AIA and has been a Portfolio Manager since 1996. He follows several equity industry groups. In addition, he is a senior portfolio manager for key, tax-free institutional accounts, including pension and profit-sharing plans, foundations, and endowments. He has more than 15 years of investment management experience with Allfirst, and is a Chartered Financial Analyst.

CLYDE L. RANDALL II is co-manager, with Mr. Ashcroft, of the EQUITY INCOME PORTFOLIO and BLUE CHIP EQUITY PORTFOLIO, and is co-manager of another ARK Funds Portfolio. Mr. Randall has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. He has more than 13 years of experience in investment research and equity analysis, and is a Chartered Financial Analyst.

ALLEN J. ASHCROFT, JR. is co-manager, with Mr. Randall, of the BLUE CHIP EQUITY PORTFOLIO and EQUITY INCOME PORTFOLIO, and is co-manager of another ARK Funds Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. Mr. Ashcroft has more than 19 years of experience in investment research and equity analysis.

H. GILES KNIGHT is manager of the SMALL-CAP EQUITY PORTFOLIO and is manager of another ARK Funds Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Senior Vice President of Allfirst since 1995. Mr. Knight has more than 30 years of experience in the investment industry.

DAVID G. ROBERTSON is manager of the MID-CAP EQUITY PORTFOLIO. Mr. Robertson has been a Vice President of AIA since November 2000. He is also an equity analyst. He joined AIA from Blackrock, where he had been an investment manager since 1996. Mr. Robertson has over 12 years of experience in the investment industry.

THOMAS D. DEHUDY is manager of the CAPITAL GROWTH PORTFOLIO. Mr. Dehudy has been a Principal of AIA since January 2001. Mr. Dehudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He joined AIA from Lord Abbett & Company, where he had been a senior equity analyst since 1999. Mr. Dehudy has over 19 years of experience in investment research, and is a Chartered Financial Analyst.

J. ERIC LEO is co-manager, with Ms. Rishel, of the VALUE EQUITY PORTFOLIO. He is the Chief Investment Officer of AIA and Managing Director of Equity Research. Prior to joining AIA in 1997, he was Executive Vice President and Chief Investment Officer of Legg Mason Capital Management, Inc. in Baltimore, Maryland since 1991. Mr. Leo is responsible for overseeing AIA's equity investment process. Mr. Leo has more than 30 years of experience in the investment industry.

BARBARA L. RISHEL is co-manager, with Mr. Leo, of the VALUE EQUITY PORTFOLIO. Ms. Rishel has been a Principal of AIA since May 2001. She is also an equity analyst. Ms. Rishel joined AIA from Adams Express Company, where she had been an equity analyst since 1997. She has over 14 years of experience in the investment industry.

CLARENCE W. WOODS, JR. is co-manager, with Mr. Hastings, of the EQUITY INDEX PORTFOLIO. Mr. Woods has been a Vice President and Principal of, and Chief Equity Trader for, AIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 16 years experience in the investment industry.

PETER C. HASTINGS is co-manager, with Mr. Woods, of the EQUITY INDEX PORTFOLIO. Mr. Hastings has been a Vice President of AIA since 1997. Mr. Hastings has more than 5 years of experience in the investment industry.

LOUISE MCGUIGAN is the manager of the INTERNATIONAL EQUITY PORTFOLIO. Ms. McGuigan has been the head of AIB Govett's EAFE product line since 1998. Initially with AIB Investment Managers Limited and subsequently Hill Samuel Fagan Investment Management, she rejoined AIB Investment Managers Limited in 1994. She managed AIB Investment Managers Limited's Far East equity book before becoming a European equity manager in 1995. Ms. McGuigan has more than 8 years of experience in the investment industry.

SUSANNAH SMYLY is manager of the EMERGING MARKETS EQUITY PORTFOLIO. Ms. Smyly is also an Associate Director of Govett Investment Management Ltd, which she joined in 1994, with responsibility for the management of global emerging markets portfolios. She has more than 13 years of experience in the investment industry.



                                                PROSPECTUS / August 31, 2001

54    PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES

Purchasing, Selling, and Exchanging Portfolio Shares

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Institutional Class Shares of the Portfolios.


Who Can Purchase Portfolio Shares?

Institutional Class Shares are for corporations, institutions or other entities investing for their own (including as a fiduciary) or their individual customers' accounts. If you are a shareholder who obtained Institutional Class Shares through a financial institution that has been purchased by Allfirst Financial Inc., you may have to follow special procedures to transact Fund shares.

There are two ways to invest in the Portfolios:

o Directly with ARK Funds
o Through a Financial Intermediary

Minimum Investments

    OPENING A NEW ACCOUNT: $100,000 in any one Portfolio with an additional $150,000 within 6 months

    MINIMUM BALANCE: $250,000 after 6 months

    ADDITIONAL PURCHASES: any amount

Accounts of individual customers may be aggregated for this purpose.

Directly With ARK Funds

--------------------------------------------------------------------------------
                                    By Mail:
--------------------------------------------------------------------------------

WRITE TO: ARK Funds, P.O. Box 8525, Boston, MA 02266-8525

   PURCHASE: Obtain a new account application by calling
   1-800-ARK-FUND (1-800-275-3863). Complete the
   application and mail to ARK Funds.

   Wire Federal funds to:
                State Street Bank & Trust Co.
                Boston, MA
                ABA 011000028
                Account: 99051609
                Attn: (ARK Portfolio Name)
                Further credit to: (Account name and number)



   SELL: Mail a written request including account number, dollar amount to be sold, and mailing or wiring instructions. The redemption price is based on the next calculation of NAV after your order is received.

   EXCHANGE: Mail a written request including dollar amount to be exchanged, the Portfolio from which shares should be sold, and the Portfolio for which shares should be purchased.

   ARK FUNDS IS NOT RESPONSIBLE FOR LOST OR MISDIRECTED MAIL. A PORTFOLIO CANNOT ACCEPT CHECKS, THIRD-PARTY CHECKS, CREDIT CARDS, CREDIT
   CARD CHECKS, OR CASH.

--------------------------------------------------------------------------------
                                    BY PHONE:
--------------------------------------------------------------------------------

                      Call 1-800-ARK-FUND (1-800-275-3863).

Through a Financial Intermediary

Investors who deal directly with a financial intermediary (rather than directly with ARK Funds (the Fund)), will have to follow that intermediary's procedures for transacting with the Fund. You may instruct your financial intermediary to purchase shares automatically at preset intervals. It is expected that your financial intermediary will be the record owner of shares held for your account, and that they will supply you with quarterly statements showing all account activity. Investors may be charged a fee for transactions or other services, including cash sweeps, effectuated through certain financial intermediaries. There may also be other minimums or restrictions established by financial intermediaries when you open your account. For more information about how to purchase, sell, or exchange Portfolio shares through your financial intermediary, you should contact them directly.

General Information

You may purchase, sell, or exchange shares on any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). When the NYSE or Federal Reserve close early, the money market fund Portfolios will advance the time on any such day by which orders must be received.

A Portfolio or the Distributor may reject any purchase or exchange order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (offering price) will be the net asset value (NAV) per share next determined after a Portfolio receives your purchase order. For the money market fund Portfolios, we expect that their NAV will remain constant at $1.00 per share.

NAV for one Portfolio share is the value of that share's portion of all the net assets in the Portfolio.

In calculating NAV, each non-money market fund Portfolio generally values its investment portfolio at its market price. If market prices are unavailable or the Portfolios think that they are unreliable, fair value prices may be determined using methods approved by the Board of Trustees.

In calculating NAV for the money market fund Portfolios, we generally value a Portfolio's investment portfolio using the amortized cost valuation method, which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at their market prices; or fair value prices may be determined using methods approved by the Board of Trustees.

August 31, 2001 / PROSPECTUS

                       PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES   55



Some Portfolios hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the market value of these Portfolio's investments may change on days when you cannot purchase or sell Portfolio shares.

The Portfolios calculate their NAV at certain times each Business Day. The following table shows at what times the Portfolios calculate their NAV, and generally by what time your purchase order and Federal funds (readily available funds) must be received and accepted for your order to be effective and for you to be eligible to receive dividends declared on the day you submit your purchase. For U.S. Treasury Money Market, Tax-Free Money Market and Pennsylvania Tax-Free Money Market Portfolios, orders received and accepted after 12:00 PM Eastern time, will begin earning dividends on the next Business Day.


--------------------------------------------------------------------------------
                                                  YOUR ORDER AND
  PORTFOLIO               NAV CALCULATED      FUNDS RECEIVED BEFORE
                          (EASTERN TIME)        (EASTERN TIME)
--------------------------------------------------------------------------------
  U.S. Treasury
  Money Market         12:00 PM and 4:00 PM        12:00 PM
--------------------------------------------------------------------------------
  U.S. Government             5:00 PM               5:00 PM
  Money Market
--------------------------------------------------------------------------------
  Money Market                5:00 PM               5:00 PM
--------------------------------------------------------------------------------
  Pennsylvania Tax-Free
  Money Market           12:00 PM and 4:00 PM      12:00 PM
--------------------------------------------------------------------------------
  Tax-Free Money Market  12:00 PM and 4:00 PM      12:00 PM
--------------------------------------------------------------------------------
  All Fixed Income and Equity   4:00 PM             4:00 PM
--------------------------------------------------------------------------------

If you purchase, sell, or exchange Portfolio shares through a financial intermediary, you may have to submit your transaction request to them at an earlier time than is shown in the table above for your transaction to become effective that Business Day. This allows the financial intermediary time to process your transaction and transmit it to the Fund.

RECEIVING YOUR SALES PROCEEDS

Normally, if we receive your money market fund Portfolio sell order by the following times on any Business Day, we will wire your proceeds on that day. For the other Portfolios, if we receive your redemption request before 4:00 PM Eastern time, we will wire your proceeds via Federal funds wire on the next Business Day. The Fund reserves the right to charge wire fees to investors.

         O U.S. TREASURY MONEY MARKET PORTFOLIO
                                 12:00 PM EASTERN TIME

         O U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                  1:30 PM EASTERN TIME
         O MONEY MARKET PORTFOLIO
                                  1:30 PM EASTERN TIME
         O TAX-FREE MONEY MARKET PORTFOLIO
                                 12:00 PM EASTERN TIME
         O PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
                                 12:00 PM EASTERN TIME


REDEMPTION IN KIND

The Portfolios reserve the right to make redemptions "IN KIND" -- payment of redemption proceeds in portfolio securities rather than cash - if the Portfolio's Advisor deems that it is in the Portfolio's best interest to do so.


SUSPENSION OF YOUR RIGHT
TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency, or for other reasons. More information about this is in our Statement of Additional Information.

MINIMUM BALANCE

If your account drops below the minimum balance because of redemptions, we may sell your shares and close your account. But, we will give you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares. Master accounts may be aggregated for the purpose of calculating minimum balances.

INFORMATION ABOUT EXCHANGING SHARES

You may exchange your shares of a Portfolio for the same class of shares of another Portfolio. When you exchange shares, you are really selling your shares and buying the other Portfolio's shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. Exchanges have the same tax consequences as sales and purchases. The Fund reserves the right to terminate or modify this exchange privilege for any reason upon 60 days notice to shareholders.

An exchange between classes of a Portfolio is generally not permitted. Investors who become ineligible to hold Institutional Class Shares will have their shares exchanged for Class A Shares of the same Portfolio. The Fund will provide 30 days notice of any such exchange.

                                                 PROSPECTUS / August 31, 2001

56 PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES/DISTRIBUTION OF PORTFOLIO SHARES



PURCHASE AND EXCHANGE RESTRICTIONS
ON MARKET TIMERS

The Fund does not permit market timing or excessive trading. Market timing and other types of excessive trading can hurt performance by disrupting management and increasing expenses for all shareholders. The Fund may refuse to accept any purchase or exchange order from any person or group if, in its sole discretion, it determines that (1) the order reflects market timing or excessive trading,
(2) a Portfolio would be unable to invest the money effectively, or (3) a Portfolio would otherwise be adversely affected. The Fund may consider a number of factors in determining whether an investor has engaged in market timing or excessive trading, including the investor's trading history, the number, size, and time between transactions, and the percentage of the investor's account involved in each transaction. The Fund also may consider trading done in accounts under common ownership or control or in groups of accounts. The prohibition on market timing and excessive trading also applies to purchase and exchange orders placed through intermediaries, including brokers, banks, trust companies, investment advisors, or any other third party.


TELEPHONE TRANSACTIONS

Purchasing, selling, and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

Distribution of Portfolio Shares

The Distributor receives no compensation for its distribution of Institutional Class Shares.

Shareholder Service Plan

The Fund has adopted a shareholder service plan for the Institutional Class Shares of each Portfolio. Institutional Class service fees, as a percentage of average daily net assets of the class, may be up to 0.15% as authorized by the Board. A portion of the service fees paid by the Institutional Class of certain Portfolios is being waived voluntarily. All or a portion of these waivers may be discontinued at any time. The following table sets forth the shareholder service fees authorized by the Board and the fees paid by the Portfolios for the fiscal year ended April 30, 2001:

--------------------------------------------------------------------------------
                                                              FEES PAID
                                            AUTHORIZED       (NET OF
                                               FEE (%)     WAIVERS) (%)
--------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio            0.15           0.08
--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio          0.15           0.08
--------------------------------------------------------------------------------
Money Market Portfolio                          0.15           0.08
--------------------------------------------------------------------------------
Tax-Free Money Market Portfolio                 0.15           0.08
--------------------------------------------------------------------------------
Short-Term Treasury Portfolio                   0.15           0.06
--------------------------------------------------------------------------------
Short-Term Bond Portfolio                       0.15           0.06
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio                     0.15           0.12
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio                 0.15           0.11
--------------------------------------------------------------------------------
Intermediate Fixed Income Portfolio             0.15           0.11
--------------------------------------------------------------------------------
U.S. Government Bond Portfolio                  0.15           0.11
--------------------------------------------------------------------------------
Income Portfolio                                0.15           0.12
--------------------------------------------------------------------------------
Balanced Portfolio                              0.15           0.15
--------------------------------------------------------------------------------
Equity Income Portfolio                         0.15           0.15
--------------------------------------------------------------------------------
Value Equity Portfolio                          0.15           0.15
--------------------------------------------------------------------------------
Equity Index Portfolio                          0.15           0.00
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio                      0.15           0.15
--------------------------------------------------------------------------------
Capital Growth Portfolio                        0.15           0.15
--------------------------------------------------------------------------------
Mid-Cap Equity Portfolio                        0.15           0.15
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio                      0.15           0.15
--------------------------------------------------------------------------------
International Equity Portfolio                  0.15           0.15
--------------------------------------------------------------------------------

August 31, 2001 / PROSPECTUS

                                       DIVIDENDS AND DISTRIBUTIONS / TAXES   57

Dividends and Distributions

Dividends from net investment income are declared and paid according to the following schedule:

--------------------------------------------------------------------------------
                                        FREQUENCY OF   FREQUENCY OF
                                         DECLARATION    PAYMENT OF
 PORTFOLIO                              OF DIVIDENDS     DIVIDENDS
--------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio        Daily         Monthly
--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio      Daily         Monthly
--------------------------------------------------------------------------------
Money Market Portfolio                      Daily         Monthly
--------------------------------------------------------------------------------
Tax-Free Money Market Portfolio             Daily         Monthly
--------------------------------------------------------------------------------
Pennsylvania Tax-Free
 Money Market Portfolio                     Daily         Monthly
--------------------------------------------------------------------------------
Short-Term Treasury Portfolio               Daily         Monthly
--------------------------------------------------------------------------------
Short-Term Bond Portfolio                   Daily         Monthly
--------------------------------------------------------------------------------
Maryland Tax-Free Portfolio                 Daily         Monthly
--------------------------------------------------------------------------------
Pennsylvania Tax-Free Portfolio             Daily         Monthly
--------------------------------------------------------------------------------
Intermediate Fixed Income Portfolio         Daily         Monthly
--------------------------------------------------------------------------------
U.S. Government Bond Portfolio              Daily         Monthly
--------------------------------------------------------------------------------
Income Portfolio                            Daily         Monthly
--------------------------------------------------------------------------------
Balanced Portfolio                          Quarterly     Quarterly
--------------------------------------------------------------------------------
Equity Income Portfolio                     Monthly       Monthly
--------------------------------------------------------------------------------
Value Equity Portfolio                      Quarterly     Quarterly
--------------------------------------------------------------------------------
Equity Index Portfolio                      Quarterly     Quarterly
--------------------------------------------------------------------------------
Blue Chip Equity Portfolio                  Quarterly     Quarterly
--------------------------------------------------------------------------------
Capital Growth Portfolio                    Annually      Annually
--------------------------------------------------------------------------------
Mid-Cap Equity Portfolio                    Quarterly     Quarterly
--------------------------------------------------------------------------------
Small-Cap Equity Portfolio                  Annually      Annually
--------------------------------------------------------------------------------
International Equity Portfolio              Annually      Annually
--------------------------------------------------------------------------------
Emerging Markets Equity Portfolio           Annually      Annually
--------------------------------------------------------------------------------

Each Portfolio distributes net capital gains and net gains from foreign currency transactions, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and other distributions in additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund or your financial intermediary in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important Federal income tax considerations that affect the Portfolios and their shareholders. This summary is based on the current Federal tax law, which may change.

Each Portfolio will distribute substantially all of its income and net capital gains and net gains from foreign currency transactions, if any. The dividends and other distributions you receive (other than from the Tax-Free Money Market, Pennsylvania Tax-Free Money Market, Maryland Tax-Free, and Pennsylvania Tax-Free Portfolios (collectively, "Tax-Free Portfolios")) generally will be subject to Federal income taxation, whether or not you reinvest them. Income dividends and distributions of net capital gains from the sale or exchange of portfolio securities held for 12 months or less are generally taxable at ordinary income tax rates. Capital gain distributions and distributions of net gains from certain foreign currency transactions are generally taxable as long-term capital gains if the distributing Portfolio has held the assets that generated the gain for more than 12 months. A SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

The Tax-Free Portfolios intend to distribute Federally tax-exempt dividends. These Portfolios may invest a portion of their assets in securities that generate taxable income for Federal income tax purposes. Dividends exempt from Federal income tax may be subject to state and local income taxes. Any capital gains distributed by the Portfolios will be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                PROSPECTUS  /   August 31, 2001

58    FINANCIAL HIGHLIGHTS


Financial Highlights

The table that follows presents performance information about Institutional Class Shares of the Portfolios. This information is intended to help you understand Institutional Class's financial performance for the past five years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming you reinvested all of your dividends and distributions). The information for each of the fiscal years ended April 30 and for ARK International Equity Portfolio for the six-month period ended April 30, 2001 and the ten-month period ended October 31, 2000, has been derived from the Portfolios' financial statements, which were audited by KPMG LLP, independent auditors. Information shown prior to January 1, 2000 for the ARK International Equity Portfolio was audited by other auditors. KMPG's report, along with each Portfolio's financial statements, is included in our most recent Annual Report. The Annual Report accompanies our Statement of Additional Information and is available upon request at no charge.

------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD ENDED APRIL 30,

                                        REALIZED
             NET ASSET      NET           AND       DISTRIBUTIONS   DISTRIBUTIONS     NET ASSET
              VALUE,    INVESTMENT    UNREALIZED      FROM NET          FROM           VALUE,                    NET ASSETS,
             BEGINNING    INCOME     GAINS (LOSSES)   INVESTMENT        CAPITAL           END          TOTAL        END OF
             OF PERIOD    (LOSS)     ON INVESTMENTS    INCOME           GAINS         OF PERIOD      RETURN     PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market Portfolio
INSTITUTIONAL CLASS
  2001        $1.00         0.05            --          (0.05)            --             $1.00          5.58%    $  259,145
------------------------------------------------------------------------------------------------------------------------------------
  2000         1.00         0.05            --          (0.05)            --              1.00          4.73        278,568
------------------------------------------------------------------------------------------------------------------------------------
  1999         1.00         0.04            --          (0.04)            --              1.00          4.58        289,930
------------------------------------------------------------------------------------------------------------------------------------
  1998         1.00         0.05            --          (0.05)            --              1.00          5.08        262,687
------------------------------------------------------------------------------------------------------------------------------------
  1997         1.00         0.05            --          (0.05)            --              1.00          5.00        225,924

U.S. Government Money Market Portfolio
INSTITUTIONAL CLASS
  2001        $1.00         0.06            --          (0.06)            --             $1.00          6.00%    $1,243,512
------------------------------------------------------------------------------------------------------------------------------------
  2000         1.00         0.05            --          (0.05)            --              1.00          5.16      1,414,772
------------------------------------------------------------------------------------------------------------------------------------
  1999         1.00         0.05            --          (0.05)            --              1.00          5.00      1,428,064
------------------------------------------------------------------------------------------------------------------------------------
  1998         1.00         0.05            --          (0.05)            --              1.00          5.42      1,285,840
------------------------------------------------------------------------------------------------------------------------------------
  1997         1.00         0.05            --          (0.05)            --              1.00          5.22      1,250,778

Money Market Portfolio
INSTITUTIONAL CLASS
  2001        $1.00         0.06            --          (0.06)            --             $1.00          6.17%    $  583,964
------------------------------------------------------------------------------------------------------------------------------------
  2000         1.00         0.05            --          (0.05)            --              1.00          5.37        509,229
------------------------------------------------------------------------------------------------------------------------------------
  1999         1.00         0.05            --          (0.05)            --              1.00          5.17        527,132
------------------------------------------------------------------------------------------------------------------------------------
  1998         1.00         0.05            --          (0.05)            --              1.00          5.55        226,439
------------------------------------------------------------------------------------------------------------------------------------
  1997         1.00         0.05            --          (0.05)            --              1.00          5.36        318,919

Tax-Free Money Market Portfolio
INSTITUTIONAL CLASS
  2001        $1.00         0.04            --          (0.04)            --             $1.00          3.73%    $   62,052
------------------------------------------------------------------------------------------------------------------------------------
  2000         1.00         0.03            --          (0.03)            --              1.00          3.17         63,666
------------------------------------------------------------------------------------------------------------------------------------
  1999         1.00         0.03            --          (0.03)            --              1.00          2.99         77,896
------------------------------------------------------------------------------------------------------------------------------------
  1998         1.00         0.03            --          (0.03)            --              1.00          3.45         90,446
------------------------------------------------------------------------------------------------------------------------------------
  1997         1.00         0.03            --          (0.03)            --              1.00          3.29         69,091


-----------------------------------------------------------
                                               RATIO
                           RATIO OF NET     OF EXPENSES
             RATIO OF       INVESTMENT      TO AVERAGE
             EXPENSES      INCOME (LOSS)     NET ASSETS
            TO AVERAGE      TO AVERAGE      (EXCLUDING
            NET ASSETS      NET ASSETS       WAIVERS)
-----------------------------------------------------------

U.S. Treasury Money Market Portfolio
INSTITUTIONAL CLASS
  2001         0.47%          5.44%           0.60%
-----------------------------------------------------------
  2000         0.45           4.63            0.58
-----------------------------------------------------------
  1999         0.45           4.47            0.59
-----------------------------------------------------------
  1998         0.40           4.96            0.48
-----------------------------------------------------------
  1997         0.37           4.88            0.43

U.S. Government Money Market Portfolio
INSTITUTIONAL CLASS
  2001         0.40%          5.82%           0.58%
-----------------------------------------------------------
  2000         0.41           5.05            0.59
-----------------------------------------------------------
  1999         0.40           4.86            0.59
-----------------------------------------------------------
  1998         0.35           5.29            0.49
-----------------------------------------------------------
  1997         0.32           5.10            0.43

Money Market Portfolio
INSTITUTIONAL CLASS
  2001         0.38%          5.97%           0.58%
-----------------------------------------------------------
  2000         0.38           5.25            0.58
-----------------------------------------------------------
  1999         0.38           5.01            0.60
-----------------------------------------------------------
  1998         0.33           5.41            0.50
-----------------------------------------------------------
  1997         0.28           5.23            0.43

Tax-Free Money Market Portfolio
INSTITUTIONAL CLASS
  2001         0.36%          3.67%           0.59%
-----------------------------------------------------------
  2000         0.37           3.12            0.60
-----------------------------------------------------------
  1999         0.36           2.95            0.60
-----------------------------------------------------------
  1998         0.32           3.39            0.51
-----------------------------------------------------------
  1997         0.28           3.23            0.44


August 31, 2001 / PROSPECTUS

                                                      FINANCIAL HIGHLIGHTS   59

------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD ENDED APRIL 30,

                                        REALIZED
             NET ASSET                     AND       DISTRIBUTIONS   DISTRIBUTIONS     NET ASSET
              VALUE,        NET        UNREALIZED      FROM NET          FROM           VALUE,                    NET ASSETS,
             BEGINNING  INVESTMENT  GAINS (LOSSES)    INVESTMENT        CAPITAL           END          TOTAL        END OF
             OF PERIOD INCOME (LOSS) ON INVESTMENTS     INCOME           GAINS         OF PERIOD      RETURN     PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------
Short-Term Treasury Portfolio
INSTITUTIONAL CLASS
  2001      $ 9.86          0.49          0.32         (0.49)             --            $10.18         8.45%       $ 35,215
------------------------------------------------------------------------------------------------------------------------------
  2000       10.03          0.46         (0.15)        (0.46)           (0.02)            9.86         3.11          34,877
------------------------------------------------------------------------------------------------------------------------------
  1999       10.05          0.48          0.03         (0.48)           (0.05)           10.03         5.24          34,088
------------------------------------------------------------------------------------------------------------------------------
  1998        9.96          0.53          0.10         (0.53)           (0.01)           10.05         6.48          24,929
------------------------------------------------------------------------------------------------------------------------------
  1997        9.96          0.50           --          (0.49)           (0.01)            9.96         5.13          21,563

Short-Term Bond Portfolio
INSTITUTIONAL CLASS
  2001      $ 9.63          0.55          0.36         (0.55)             --            $ 9.99         9.70%       $ 76,090
------------------------------------------------------------------------------------------------------------------------------
  2000        9.94          0.50         (0.30)        (0.50)           (0.01)            9.63         2.01          92,185
------------------------------------------------------------------------------------------------------------------------------
  1999        9.95          0.51         (0.01)        (0.51)             --              9.94         5.15         111,127
------------------------------------------------------------------------------------------------------------------------------
  1998        9.96          0.09         (0.01)        (0.09)             --              9.95         0.82+        131,669
------------------------------------------------------------------------------------------------------------------------------
  1998++      9.95          0.57          0.01         (0.57)             --              9.96         5.98         133,544
------------------------------------------------------------------------------------------------------------------------------
  1997++ (1) 10.00          0.49         (0.05)        (0.49)             --              9.95         4.49+        146,178

Maryland Tax-Free Portfolio
INSTITUTIONAL CLASS
  2001      $ 9.48          0.44          0.43         (0.44)             --            $ 9.91         9.34%       $ 90,210
------------------------------------------------------------------------------------------------------------------------------
  2000       10.21          0.44         (0.69)        (0.44)           (0.04)            9.48        (2.37)         87,845
------------------------------------------------------------------------------------------------------------------------------
  1999       10.14          0.45          0.14         (0.45)           (0.07)           10.21         5.86          95,046
------------------------------------------------------------------------------------------------------------------------------
  1998        9.87          0.47          0.33         (0.47)           (0.06)           10.14         8.15          83,215
------------------------------------------------------------------------------------------------------------------------------
  1997 (2)   10.00          0.22         (0.13)        (0.22)             --              9.87         0.89+         79,608

Pennsylvania Tax-Free Portfolio
INSTITUTIONAL CLASS
  2001      $ 9.38          0.42          0.43         (0.42)             --            $ 9.81         9.25%       $160,833
------------------------------------------------------------------------------------------------------------------------------
  2000       10.23          0.42         (0.81)        (0.42)           (0.04)            9.38        (3.88)        160,664
------------------------------------------------------------------------------------------------------------------------------
  1999       10.14          0.41          0.15         (0.41)           (0.06)           10.23         5.56         224,480
------------------------------------------------------------------------------------------------------------------------------
  1998       10.28          0.07         (0.14)        (0.07)              --            10.14        (0.66)+       215,182
------------------------------------------------------------------------------------------------------------------------------
  1998++     10.09          0.40          0.19         (0.40)              --            10.28         6.68         195,322
------------------------------------------------------------------------------------------------------------------------------
  1997++(1)  10.00          0.40          0.09         (0.40)              --            10.09         5.03+        221,393

Intermediate Fixed Income Portfolio
INSTITUTIONAL CLASS
  2001     $  9.42          0.55          0.43         (0.55)              --           $ 9.85        10.72%       $129,531
------------------------------------------------------------------------------------------------------------------------------
  2000        9.93          0.53         (0.50)        (0.53)           (0.01)            9.42         0.32         114,554
------------------------------------------------------------------------------------------------------------------------------
  1999       10.00          0.55         (0.02)        (0.55)           (0.05)            9.93         5.40         100,419
------------------------------------------------------------------------------------------------------------------------------
  1998        9.80          0.60          0.23         (0.60)           (0.03)           10.00         8.65          84,328
------------------------------------------------------------------------------------------------------------------------------
  1997 (2)   10.00          0.28         (0.20)        (0.28)              --             9.80         0.78+         76,326






--------------------------------------------------------------------------
                                               RATIO
                           RATIO OF NET     OF EXPENSES
             RATIO OF       INVESTMENT      TO AVERAGE
             EXPENSES     INCOME (LOSS)      NET ASSETS        PORTFOLIO
            TO AVERAGE      TO AVERAGE       (EXCLUDING         TURNOVER
            NET ASSETS      NET ASSETS        WAIVERS)           RATE
--------------------------------------------------------------------------

Short-Term Treasury Portfolio
INSTITUTIONAL CLASS
  2001         0.64%           4.93%           0.73%            80.00%
--------------------------------------------------------------------------
  2000         0.64            4.60            0.73             80.49
--------------------------------------------------------------------------
  1999         0.63            4.79            0.72             70.64
--------------------------------------------------------------------------
  1998         0.55            5.26            0.60            124.24
--------------------------------------------------------------------------
  1997         0.55            5.11            0.60            147.86

Short-Term Bond Portfolio
INSTITUTIONAL CLASS
  2001         0.97%           5.52%           1.11%           107.45%
--------------------------------------------------------------------------
  2000         0.97            5.09            1.11             65.58
--------------------------------------------------------------------------
  1999         0.97            5.14            1.11             91.22
--------------------------------------------------------------------------
  1998         0.97*           5.14*           1.16*           108.18
--------------------------------------------------------------------------
  1998++       0.82            5.78            1.01            135.00
--------------------------------------------------------------------------
  1997++ (1)   0.90*           5.47*           1.08*           112.00

Maryland Tax-Free Portfolio
INSTITUTIONAL CLASS
  2001         0.81%           4.50%           1.00%            28.94%
--------------------------------------------------------------------------
  2000         0.81            4.57            1.00             24.29
--------------------------------------------------------------------------
  1999         0.76            4.35            0.99             30.83
--------------------------------------------------------------------------
  1998         0.68            4.62            0.77             22.40
--------------------------------------------------------------------------
  1997 (2)     0.67*           4.95*           0.72*            11.13

Pennsylvania Tax-Free Portfolio
INSTITUTIONAL CLASS
  2001         0.96%           4.38%           1.00%            25.67%
--------------------------------------------------------------------------
  2000         0.96            4.32            1.00             30.92
--------------------------------------------------------------------------
  1999         0.92            4.01            1.00             43.46
--------------------------------------------------------------------------
  1998         0.84*           3.84*           0.91*             3.50
--------------------------------------------------------------------------
  1998++       0.80            4.43            1.00             57.00
--------------------------------------------------------------------------
  1997++(1)    0.83*           4.41*           1.02*            86.00

Intermediate Fixed Income Portfolio
INSTITUTIONAL CLASS
  2001         0.80%           5.75%           0.95%            36.26%
--------------------------------------------------------------------------
  2000         0.81            5.52            0.96             29.28
--------------------------------------------------------------------------
  1999         0.77            5.49            0.95             52.87
--------------------------------------------------------------------------
  1998         0.69            6.02            0.87             41.63
--------------------------------------------------------------------------
  1997 (2)     0.68*           5.55*           0.83*            17.18



 + Returns are for the period indicated and have not been annualized. ++ Period ended February 28.
 *  Annualized.
(1) Commenced operations on April 1, 1996.
(2) Commenced operations on November 18, 1996.

                                          PROSPECTUS / August 31, 2001

60    FINANCIAL HIGHLIGHTS


Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD ENDED APRIL 30,

                                        REALIZED
             NET ASSET                     AND       DISTRIBUTIONS   DISTRIBUTIONS     NET ASSET
              VALUE,        NET        UNREALIZED      FROM NET          FROM           VALUE,                    NET ASSETS,
             BEGINNING  INVESTMENT  GAINS OR (LOSSES) INVESTMENT        CAPITAL           END          TOTAL        END OF
             OF PERIOD INCOME (LOSS) ON INVESTMENTS     INCOME           GAINS         OF PERIOD      RETURN     PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Portfolio
INSTITUTIONAL CLASS
  2001      $ 9.27         0.53           0.45         (0.53)               --          $ 9.72        10.88%        $128,041
-------------------------------------------------------------------------------------------------------------------------------
  2000        9.78         0.51          (0.51)        (0.51)               --            9.27         0.04          166,837
-------------------------------------------------------------------------------------------------------------------------------
  1999        9.85         0.54          (0.07)        (0.54)               --            9.78         4.82          255,329
-------------------------------------------------------------------------------------------------------------------------------
  1998        9.85         0.10             --         (0.10)               --            9.85         1.02+         265,616
-------------------------------------------------------------------------------------------------------------------------------
  1998++      9.82         0.67           0.03         (0.67)               --            9.85         7.40          264,565
-------------------------------------------------------------------------------------------------------------------------------
  1997++ (1) 10.00         0.59          (0.18)        (0.59)               --            9.82         4.18+         259,042

Income Portfolio
INSTITUTIONAL CLASS
  2001      $ 9.51         0.60           0.45         (0.60)               --          $ 9.96        11.28%        $372,036
-------------------------------------------------------------------------------------------------------------------------------
  2000       10.08         0.56          (0.57)        (0.56)               --            9.51        (0.01)         343,260
-------------------------------------------------------------------------------------------------------------------------------
  1999       10.25         0.59          (0.17)        (0.59)               --           10.08         4.22          356,482
-------------------------------------------------------------------------------------------------------------------------------
  1998        9.82         0.61           0.43         (0.61)               --           10.25        10.84          322,304
-------------------------------------------------------------------------------------------------------------------------------
  1997        9.80         0.59           0.02         (0.59)               --            9.82         6.51          242,966

Balanced Portfolio
INSTITUTIONAL CLASS
  2001      $16.90         0.35          (1.48)        (0.35)           (0.95)          $14.47        (6.93)%       $300,818
-------------------------------------------------------------------------------------------------------------------------------
  2000       14.64         0.28           2.90         (0.26)           (0.66)           16.90        22.39          348,332
-------------------------------------------------------------------------------------------------------------------------------
  1999       13.24         0.28           2.03         (0.28)           (0.63)           14.64        18.17          118,395
-------------------------------------------------------------------------------------------------------------------------------
  1998       11.43         0.30           3.04         (0.30)           (1.23)           13.24        30.95           96,858
-------------------------------------------------------------------------------------------------------------------------------
  1997       11.38         0.33           0.53         (0.30)           (0.51)           11.43         7.85           76,987

Equity Income Portfolio
INSTITUTIONAL CLASS
  2001      $12.00         0.20           0.42         (0.20)           (1.08)          $11.34         5.42%        $ 78,666
-------------------------------------------------------------------------------------------------------------------------------
  2000       12.05         0.20           0.38         (0.20)           (0.43)           12.00         5.40           83,473
 -------------------------------------------------------------------------------------------------------------------------------
  1999       12.52         0.25           0.22         (0.25)           (0.69)           12.05         4.17          101,104
-------------------------------------------------------------------------------------------------------------------------------
  1998       10.67         0.31           3.06         (0.31)           (1.21)           12.52        33.04          106,643
-------------------------------------------------------------------------------------------------------------------------------
  1997 (2)   10.00         0.12           0.67         (0.12)              --            10.67         7.88+          83,947

Value Equity Portfolio
INSTITUTIONAL CLASS
  2001      $14.11         0.02          (0.86)        (0.02)           (1.95)          $11.30        (5.96)%       $310,803
-------------------------------------------------------------------------------------------------------------------------------
  2000       15.22         0.26           1.40         (0.26)           (2.51)           14.11        10.87          428,675
-------------------------------------------------------------------------------------------------------------------------------
  1999       14.59         0.08           1.36         (0.09)           (0.72)           15.22        10.48          536,827
-------------------------------------------------------------------------------------------------------------------------------
  1998       14.00         0.01           0.62         (0.01)           (0.03)           14.59         4.51+         645,202
-------------------------------------------------------------------------------------------------------------------------------
  1998++     11.91         0.15           3.45         (0.15)           (1.36)           14.00        31.64          577,154
-------------------------------------------------------------------------------------------------------------------------------
  1997++ (1) 10.00         0.14           2.10         (0.14)           (0.19)           11.91        22.77+         540,889



--------------------------------------------------------------------------
                                               RATIO
                           RATIO OF NET     OF EXPENSES
             RATIO OF       INVESTMENT      TO AVERAGE
             EXPENSES     INCOME (LOSS)       NET ASSETS        PORTFOLIO
            TO AVERAGE      TO AVERAGE       (EXCLUDING         TURNOVER
            NET ASSETS      NET ASSETS        WAIVERS)           RATE
--------------------------------------------------------------------------

U.S. Government Bond Portfolio
INSTITUTIONAL CLASS
  2001        0.96%            5.62%           1.09%            36.75%
--------------------------------------------------------------------------
  2000        0.96             5.38            1.09              6.62
--------------------------------------------------------------------------
  1999        0.93             5.43            1.10            102.27
--------------------------------------------------------------------------
  1998        0.88*            6.04*           1.06*            13.77
--------------------------------------------------------------------------
  1998++      0.79             6.88            0.98            431.00
--------------------------------------------------------------------------
  1997++ (1)  0.85*            6.54*           1.03*           255.00

Income Portfolio
INSTITUTIONAL CLASS
  2001        0.82%            6.09%           0.94%           339.82%
--------------------------------------------------------------------------
  2000        0.82             5.82            0.94            328.20
--------------------------------------------------------------------------
  1999        0.78             5.77            0.94             50.41
--------------------------------------------------------------------------
  1998        0.73             6.05            0.77            154.87
--------------------------------------------------------------------------
  1997        0.68             6.19            0.68            271.60

Balanced Portfolio
INSTITUTIONAL CLASS
  2001        0.91%            2.18%           1.01%            36.26%
--------------------------------------------------------------------------
  2000        0.90             1.95            1.00             54.46
--------------------------------------------------------------------------
  1999        0.85             2.12            1.00             56.70
--------------------------------------------------------------------------
  1998        0.79             2.44            0.83             71.58
--------------------------------------------------------------------------
  1997        0.74             2.79            0.74            124.22

Equity Income Portfolio
INSTITUTIONAL CLASS
  2001        0.99%            1.70%           1.06%            21.41%
--------------------------------------------------------------------------
  2000        0.98             1.83            1.05             41.43
--------------------------------------------------------------------------
  1999        0.91             2.10            1.04             56.03
--------------------------------------------------------------------------
  1998        0.84             2.58            0.97             39.88
--------------------------------------------------------------------------
  1997 (2)    0.83*            2.47*           0.93*            34.38

Value Equity Portfolio
INSTITUTIONAL CLASS
  2001        1.20%            0.17%           1.33%             9.63%
--------------------------------------------------------------------------
  2000        1.20             0.16            1.34              25.00
--------------------------------------------------------------------------
  1999        1.14             0.58            1.34              32.21
--------------------------------------------------------------------------
  1998        1.08*            0.65*           1.20*              4.34
--------------------------------------------------------------------------
  1998++      1.00             1.17            1.20              30.00
--------------------------------------------------------------------------
  1997++ (1)  1.05*            1.48*           1.26*             37.00


  + Returns are for the period indicated and have not been annualized. ++ Period ended February 28.
  * Annualized.
(1) Commenced operations on April 1, 1996.
(2) Commenced operations on November 18, 1996.
The accompanying notes are an integral part of the financial statements.

August 31, 2001 / PROSPECTUS

                                                       FINANCIAL HIGHLIGHTS  61

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD ENDED APRIL 30,

                                        REALIZED
             NET ASSET                     AND       DISTRIBUTIONS   DISTRIBUTIONS                NET ASSET
              VALUE,        NET        UNREALIZED      FROM NET          FROM        RETURN         VALUE,              NET ASSETS,
             BEGINNING  INVESTMENT   GAINS (LOSSES)   INVESTMENT        CAPITAL        OF           END        TOTAL      END OF
             OF PERIOD INCOME (LOSS) ON INVESTMENTS     INCOME           GAINS       CAPITAL      OF PERIOD   RETURN    PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------------

Equity Index Portfolio
INSTITUTIONAL CLASS
  2001      $14.83         0.12          (1.77)        (0.13)          (2.60)            --          $10.45    (12.34)%    $100,495
------------------------------------------------------------------------------------------------------------------------------------
  2000       13.87         0.14           1.26         (0.14)          (0.30)            --           14.83     10.25       151,157
------------------------------------------------------------------------------------------------------------------------------------
  1999       11.59         0.14           2.41         (0.14)          (0.13)            --           13.87     22.37        86,911
------------------------------------------------------------------------------------------------------------------------------------
  1998 (1)   10.00         0.08           1.58         (0.07)             --             --           11.59     16.71+       45,531

Blue Chip Equity Portfolio
INSTITUTIONAL CLASS
  2001      $23.60         0.07          (3.15)        (0.07)          (0.56)            --          $19.89    (13.20)%    $235,562
------------------------------------------------------------------------------------------------------------------------------------
  2000       20.00         0.08           3.97         (0.07)          (0.38)            --           23.60     20.45       211,534
------------------------------------------------------------------------------------------------------------------------------------
  1999       17.01         0.10           3.41         (0.12)          (0.40)            --           20.00     21.07       129,720
------------------------------------------------------------------------------------------------------------------------------------
  1998       12.39         0.14           4.70         (0.13)          (0.09)            --           17.01     39.34        67,060
------------------------------------------------------------------------------------------------------------------------------------
  1997       10.12         0.17           2.28         (0.17)          (0.01)            --           12.39     24.41        35,690

Capital Growth Portfolio
INSTITUTIONAL CLASS
  2001      $26.13         0.04          (5.19)        (0.02)          (1.89)            --          $19.07    (20.32)%    $175,559
------------------------------------------------------------------------------------------------------------------------------------
  2000       18.71        (0.03)          9.31           --            (1.86)            --           26.13     51.36       193,827
------------------------------------------------------------------------------------------------------------------------------------
  1999       14.90        (0.01)          4.33           --            (0.51)            --           18.71     29.51        90,042
------------------------------------------------------------------------------------------------------------------------------------
  1998       11.92         0.02           4.96         (0.04)          (1.96)            --           14.90     45.19        50,615
------------------------------------------------------------------------------------------------------------------------------------
  1997       11.60         0.11           1.41         (0.14)          (1.06)            --           11.92     13.46        34,170

Mid-Cap Equity Portfolio
INSTITUTIONAL CLASS
  2001      $17.92        (0.02)         (1.11)          --            (3.60)            --          $13.19     (6.55)%    $ 95,317
------------------------------------------------------------------------------------------------------------------------------------
  2000       14.70        (0.04)          5.30           --            (2.04)            --           17.92     38.90        92,253
------------------------------------------------------------------------------------------------------------------------------------
  1999       14.11         0.01           1.16         (0.01)          (0.57)            --           14.70      8.76        63,648
------------------------------------------------------------------------------------------------------------------------------------
  1998       10.17         0.04           4.61         (0.04)          (0.67)            --           14.11     46.92        55,280
------------------------------------------------------------------------------------------------------------------------------------
  1997 (2)   10.00         0.03           0.17         (0.03)             --             --           10.17      1.98+       27,059

Small-Cap Equity Portfolio
INSTITUTIONAL CLASS
  2001      $23.24         (0.01)         (2.03)         --             (4.03)         (0.02)        $17.15    (10.05)%    $ 85,286
------------------------------------------------------------------------------------------------------------------------------------
  2000       12.65         (0.08)         15.39          --             (4.72)           --           23.24    126.42        81,375
------------------------------------------------------------------------------------------------------------------------------------
  1999       11.86         (0.05)          1.17          --             (0.33)           --           12.65      9.89        30,562
------------------------------------------------------------------------------------------------------------------------------------
  1998        8.53         (0.02)          3.97          --             (0.62)           --           11.86     47.93        27,372
------------------------------------------------------------------------------------------------------------------------------------
  1997       14.72         (0.01)         (2.97)         --             (3.21)           --            8.53    (23.43)       17,746


--------------------------------------------------------------------------
                                               RATIO
                           RATIO OF NET     OF EXPENSES
             RATIO OF       INVESTMENT      TO AVERAGE
             EXPENSES      INCOME (LOSS)     NET ASSETS        PORTFOLIO
            TO AVERAGE      TO AVERAGE      (EXCLUDING         TURNOVER
            NET ASSETS      NET ASSETS       WAIVERS)           RATE
--------------------------------------------------------------------------
Equity Index Portfolio
INSTITUTIONAL CLASS
  2001        0.25%            0.94%           0.56%             44.36%
--------------------------------------------------------------------------
  2000        0.25             1.03            0.59              58.81
--------------------------------------------------------------------------
  1999        0.23             1.20            0.61              34.04
--------------------------------------------------------------------------
  1998 (1)    0.20*            1.43*           0.62*             49.56

Blue Chip Equity Portfolio
INSTITUTIONAL CLASS
  2001        0.96%            0.35%           1.06%             31.66%
--------------------------------------------------------------------------
  2000        0.97             0.39            1.08              40.58
--------------------------------------------------------------------------
  1999        0.91             0.63            1.07              38.78
--------------------------------------------------------------------------
  1998        0.81             0.96            0.89              26.32
--------------------------------------------------------------------------
  1997        0.70             1.55            0.90              46.91

Capital Growth Portfolio
INSTITUTIONAL CLASS
  2001        1.00%            0.20%           1.06%             90.32%
--------------------------------------------------------------------------
  2000        1.00            (0.18)           1.06             113.74
--------------------------------------------------------------------------
  1999        0.94            (0.07)           1.04             118.46
--------------------------------------------------------------------------
  1998        0.84             0.13            0.88             174.55
--------------------------------------------------------------------------
  1997        0.39             0.92            0.85             246.14

Mid-Cap Equity Portfolio
INSTITUTIONAL CLASS
  2001        1.10%           (0.20)%          1.17%            95.51%
--------------------------------------------------------------------------
  2000        1.11            (0.26)           1.18             55.90
--------------------------------------------------------------------------
  1999        1.06             0.04            1.18             61.81
--------------------------------------------------------------------------
  1998        0.97             0.31            1.06             38.30
--------------------------------------------------------------------------
  1997 (2)    0.90*            0.65*           0.95*            14.74

Small-Cap Equity Portfolio
INSTITUTIONAL CLASS
  2001        1.15%           (0.14)%         1.17%            359.60%
--------------------------------------------------------------------------
  2000        1.19            (0.49)          1.21              753.31
--------------------------------------------------------------------------
  1999        1.16            (0.48)          1.23              733.14
--------------------------------------------------------------------------
  1998        0.98            (0.24)          1.02              410.72
--------------------------------------------------------------------------
  1997        0.95            (0.12)          0.95              704.41

  +  Returns are for the period indicated and have not been annualized.
  *  Annualized.
 (1) Commenced operations on October 1, 1997.
 (2) Commenced operations on November 18, 1996.


                                                PROSPECTUS / August 31, 2001

62 FINANCIAL HIGHLIGHTS


Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD INDICATED

                                        REALIZED
             NET ASSET                     AND       DISTRIBUTIONS   DISTRIBUTIONS    NET ASSET
              VALUE,        NET        UNREALIZED      FROM NET          FROM           VALUE,              NET ASSETS,
             BEGINNING  INVESTMENT   GAINS (LOSSES)   INVESTMENT        CAPITAL         END        TOTAL      END OF
             OF PERIOD INCOME (LOSS) ON INVESTMENTS     INCOME           GAINS        OF PERIOD   RETURN    PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------------


International Equity Portfolio
INSTITUTIONAL CLASS
  2001 (1)   $11.02         (0.02)         (1.06)       (0.04)           (0.52)        $ 9.38      (10.21)%+   $33,101
------------------------------------------------------------------------------------------------------------------------------------
  2000 (2)   17.18         (0.01)         (2.92)         --             (3.23)         11.02      (18.85)+     42,058
------------------------------------------------------------------------------------------------------------------------------------
  1999 (3)   15.05         (0.03)          4.18          --             (2.02)         17.18       28.25        8,419
-----------------------------------------------------------------------------------------------------------------------------------
  1998 (4)   17.28         (0.03)         (0.17)         --             (2.03)         15.05       (1.15)+      6,678




--------------------------------------------------------------------------
                                               RATIO
                           RATIO OF NET     OF EXPENSES
             RATIO OF       INVESTMENT      TO AVERAGE
             EXPENSES       INCOME (LOSS)    NET ASSETS       PORTFOLIO
            TO AVERAGE      TO AVERAGE      (EXCLUDING         TURNOVER
            NET ASSETS      NET ASSETS       WAIVERS)           RATE
--------------------------------------------------------------------------


International Equity Portfolio
INSTITUTIONAL CLASS
  2001 (1)    1.41%*          (0.07)%*        1.46%*             15.09%+
--------------------------------------------------------------------------
  2000 (2)    1.71*           (0.51)*         1.96*             196.30+
--------------------------------------------------------------------------
  1999 (3)    2.00            (0.17)          2.98               41.00
--------------------------------------------------------------------------
  1998 (4)    1.75            (0.47)          2.90              109.00

  +  Returns are for the period indicated and have not been annualized.
  *  Annualized.
(1)  For the six-month period ended April 30.
(2)  For the periods ended October 31.
(3)  For the years ended December 31.
(4)  Commenced operations on July 24, 1998.


August 31, 2001 / PROSPECTUS

                                                  [ARK Logo and Graphic Omitted]

More Information About ARK Funds

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
      The SAI dated August 31, 2001 includes additional information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
      These reports list each Portfolio's holdings and contain information from the Portfolio's manager about strategies and recent market conditions and trends and their impact on performance. The reports also contain additional financial information about the Portfolios.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL: Write to us at: ARK FUNDS
                         P.O. Box 8525
                         Boston, MA 02266-8525

BY E-MAIL: www.arkfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

INVESTMENT ADVISOR
   ALLIED INVESTMENT ADVISORS, INC.
   100 E. Pratt Street
   17th Floor
   Baltimore, MD 21202

INVESTMENT SUB-ADVISOR
(INTERNATIONAL EQUITY PORTFOLIO AND
EMERGING MARKETS EQUITY PORTFOLIO)
   AIB GOVETT, INC.
   250 Montgomery Street
   Suite 1200
   San Francisco, CA 94104

DISTRIBUTOR
   SEI INVESTMENTS DISTRIBUTION CO.
   One Freedom Valley Drive
   Oaks, PA 19456

LEGAL COUNSEL
   KIRKPATRICK & LOCKHART LLP
   1800 Massachusetts Avenue, NW
   Washington, DC 20036

INDEPENDENT AUDITORS
   KPMG LLP
   99 High Street
   Boston, MA 02110

[ARK Funds Logo and Graphic Omitted]

100 E. PRATT STREET, 15TH FLOOR  |  Mail Code 104-410
BALTIMORE, MD 21202

We are pleased to send you this Prospectus for the Institutional Class of ARK Funds. The prospectus contains important information about your investments in ARK Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

                                                       [Recycle Graphic Omitted]
                                                                        RECYCLED
                                                                         CONTENT
ARK-PS-006-04000

                                                  [Right Border Graphic Omitted]

[ARK FUNDS LOGO OMITTED]

                               AUGUST 31, 2001 Institutional II Class Prospectus


                               U.S. Treasury Money Market Portfolio
                                 U.S. Government Money Market Portfolio
                                  Money Market Portfolio
                                   Tax-Free Money Market Portfolio
                                    Pennsylvania Tax-Free Money Market Portfolio



                                                                    arkfunds.com

                                [ARK FUNDS LOGO OMITTED]

                               AUGUST 31, 2001 Institutional II Class Prospectus



INTRODUCTION - Information
Common to All Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments.

A Portfolio share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

THE PORTFOLIOS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THIS GOAL.



HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional II Class Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

Contents

   U.S. TREASURY MONEY MARKET PORTFOLIO                2

   U.S. GOVERNMENT MONEY MARKET PORTFOLIO              4

   MONEY MARKET PORTFOLIO                              6

   TAX-FREE MONEY MARKET PORTFOLIO                     8

   PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO       10

   INVESTMENT ADVISOR                                 12

   PURCHASING, SELLING, AND EXCHANGING
    PORTFOLIO SHARES                                  13

   DISTRIBUTION AND SERVICE PLAN                      15

   DIVIDENDS AND DISTRIBUTIONS                        15

   TAXES                                              15

   FINANCIAL HIGHLIGHTS                               16

   MORE INFORMATION ABOUT ARK FUNDS        INSIDE BACK COVER


Investment Advisor:

ALLIED INVESTMENT ADVISORS, INC.



The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                                    PROSPECTUS / August 31, 2001

2  [ARK TRIANGLE GRAPHIC OMITTED] U.S. TREASURY MONEY MARKET PORTFOLIO


                      SUMMARY

              INVESTMENT GOAL
           MAXIMIZING CURRENT
         INCOME AND PROVIDING
       LIQUIDITY AND SECURITY
                 OF PRINCIPAL

             INVESTMENT FOCUS
                   SHORT-TERM
     U.S. TREASURY SECURITIES

       SHARE PRICE VOLATILITY
                     VERY LOW

                    PRINCIPAL
          INVESTMENT STRATEGY
   INVESTING IN U.S. TREASURY
                  OBLIGATIONS

             INVESTOR PROFILE
       CONSERVATIVE INVESTORS
       SEEKING CURRENT INCOME
          THROUGH A LOW-RISK,
            LIQUID INVESTMENT

PRINCIPAL INVESTMENT STRATEGY
      The U.S. Treasury Money Market Portfolio seeks its investment goal by investing exclusively in U.S. Treasury obligations. In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS
      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION
      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional II Class Shares for each year for five calendar years.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance over 5 Years        BEST QUARTER
2000 - 5.53%                    1.43%
1999 - 4.33%                    (12/31/00)
1998 - 4.77%                    -------------
1997 - 4.98%                    WORST QUARTER
1996 - 4.90%                    1.02%
                                (3/31/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional II Class total return was 2.28%.


August 31, 2001 / PROSPECTUS

                                          U.S. TREASURY MONEY MARKET PORTFOLIO 3


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. 100% U.S. Treasury Average.

---------------------------------------------------------------
 INSTITUTIONAL II CLASS     1 YEAR    5 YEARS  SINCE INCEPTION
---------------------------------------------------------------
U.S. Treasury Money
Market Portfolio             5.53%      4.90%      4.94%*
---------------------------------------------------------------
iMoneyNet, Inc. 100%
U.S. Treasury Average        5.41%      4.74%      4.77%**
---------------------------------------------------------------
** Since July 28, 1995.
** Since July 31, 1995.

PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)
-----------------------------------------------------------
                  INSTITUTIONAL II CLASS
-----------------------------------------------------------
Investment Advisory Fees                       0.25%
-----------------------------------------------------------
Distribution and Service (12b-1) Fees          0.15%
-----------------------------------------------------------
Other Expenses                                 0.20%
-----------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.60%
-----------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.03%
-----------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.57%(1)
-----------------------------------------------------------

(1) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.57% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

    U.S. Treasury Money Market Portfolio -- Institutional II Class: 0.54%


For more information about fees, see "Investment Advisor" and "Distribution and Service Plan."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
-----------------------------------------------------------
 YEARS:        1-$58     3-$189     5-$332     10-$747
-----------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. 100% U.S. TREASURY AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.


                                                    PROSPECTUS / August 31, 2001

4 [ARK TRIANGLE GRAPHIC OMITTED] U.S. GOVERNMENT MONEY MARKET PORTFOLIO


                  SUMMARY

          INVESTMENT GOAL
       MAXIMIZING CURRENT
     INCOME AND PROVIDING
   LIQUIDITY AND SECURITY
             OF PRINCIPAL

         INVESTMENT FOCUS
               SHORT-TERM
          U.S. GOVERNMENT
               SECURITIES

   SHARE PRICE VOLATILITY
                 VERY LOW

                PRINCIPAL
      INVESTMENT STRATEGY
        INVESTING IN U.S.
   GOVERNMENT OBLIGATIONS
           AND REPURCHASE
               AGREEMENTS

         INVESTOR PROFILE
   CONSERVATIVE INVESTORS
   SEEKING CURRENT INCOME
      THROUGH A LOW-RISK,
        LIQUID INVESTMENT

Principal Investment Strategy
      The U.S. Government Money Market Portfolio seeks its investment goal by investing exclusively in obligations issued by the U.S. government and its agencies and instrumentalities and in repurchase agreements.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks
      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information
      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional II Class Shares for each year for five calendar years.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance over 5 Years        BEST QUARTER
2000 - 6.03%                    1.56%
1999 - 4.76%                    (12/31/00)
1998 - 5.18%                    -------------
1997 - 5.28%                    WORST QUARTER
1996 - 5.13                     1.12%
                                (3/31/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional II Class total return was 2.35%.

August 31, 2001 / PROSPECTUS

                                         U.S. GOVERNMENT MONEYMARKET PORTFOLIO 5


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. Government Only Institutions Only Average.

---------------------------------------------------------------
 INSTITUTIONAL II CLASS     1 YEAR    5 YEARS  SINCE INCEPTION
---------------------------------------------------------------
U.S Government Money
Market Portfolio             6.03%      5.28%      5.31%*
---------------------------------------------------------------
iMoneyNet, Inc.
Government Only
Institutions Only Average    5.92%      5.19%      5.22%**
---------------------------------------------------------------
** Since July 28, 1995.
** Since July 31, 1995.

PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets)
---------------------------------------------------------------
                    INSTITUTIONAL II CLASS
---------------------------------------------------------------
Investment Advisory Fees                       0.25%
---------------------------------------------------------------
Distribution and Service (12b-1) Fees          0.15%
---------------------------------------------------------------
Other Expenses                                 0.18%
---------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.58%
---------------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.08%
---------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.50%(1)
---------------------------------------------------------------

(1) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.50% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

    U.S. Government Money Market Portfolio -- Institutional II Class: 0.47%

For more information about fees, see "Investment Advisor" and "Distribution and Service Plan."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
---------------------------------------------------------------
 YEARS:        1-$51     3-$178     5-$316     10-$718
---------------------------------------------------------------


--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. GOVERNMENT ONLY INSTITUTIONS ONLY AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.


                                                    PROSPECTUS / August 31, 2001

6  [ARK TRIANGLE GRAPHIC OMITTED]   MONEY MARKET PORTFOLIO


                     SUMMARY

             INVESTMENT GOAL
          MAXIMIZING CURRENT
        INCOME AND PROVIDING
   LIQUIDITY AND SECURITY OF
                   PRINCIPAL

            INVESTMENT FOCUS
     SHORT-TERM MONEY MARKET
                 INSTRUMENTS


      SHARE PRICE VOLATILITY
                    VERY LOW

                   PRINCIPAL
         INVESTMENT STRATEGY
   INVESTING IN HIGH-QUALITY
     U.S. DOLLAR-DENOMINATED
     MONEY MARKET SECURITIES


            INVESTOR PROFILE
      CONSERVATIVE INVESTORS
      SEEKING CURRENT INCOME
         THROUGH A LOW-RISK,
           LIQUID INVESTMENT

Principal Investment Strategy
      The Money Market Portfolio seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities are rated in the highest rating category by two or more nationally recognized statistical rating organizations.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks
      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information
      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional II Class Shares for each year for five calendar years.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance over 5 Years        BEST QUARTER
2000 - 6.18%                    1.59%
1999 - 4.97%                    (12/31/00)
1998 - 5.34%                    -------------
1997 - 5.43%                    WORST QUARTER
1996 - 5.26%                    1.16%
                                (3/31/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional II Class total return was 2.48%.





August 31, 2001 / PROSPECTUS

                                                        MONEY MARKET PORTFOLIO 7


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of iMoneyNet, Inc. First Tier Institutional Only Average.
---------------------------------------------------------------
 INSTITUTIONAL II CLASS     1 YEAR    5 YEARS  SINCE INCEPTION
---------------------------------------------------------------
Money Market Portfolio       6.18%      5.43%      5.47%*
---------------------------------------------------------------
iMoneyNet, Inc.
First Tier Institutional
Only Average                 6.17%      5.41%      5.43%**
---------------------------------------------------------------
** Since July 21, 1995.
** Since July 31, 1995.

PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)
---------------------------------------------------------
                 INSTITUTIONAL II CLASS
---------------------------------------------------------
Investment Advisory Fees                       0.25%
---------------------------------------------------------
Distribution and Service (12b-1) Fees          0.15%
---------------------------------------------------------
Other Expenses                                 0.18%
---------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.58%
---------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.10%
---------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.48%(1)
---------------------------------------------------------

(1) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.48% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

    Money Market Portfolio -- Institutional II Class:     0.45%

For more information about fees, see "Investment Advisor" and "Distribution and Service Plan."


EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
-----------------------------------------------------------
 YEARS:        1-$49     3-$176     5-$314     10-$716
-----------------------------------------------------------



--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. FIRST TIER INSTITUTIONAL ONLY AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.

                                                    PROSPECTUS / August 31, 2001

8  [ARK TRIANGLE GRAPHIC OMITTED] TAX-FREE MONEY MARKET PORTFOLIO

                    SUMMARY

            INVESTMENT GOAL
         MAXIMIZING CURRENT
         INCOME EXEMPT FROM
     FEDERAL INCOME TAX AND
    PROVIDING LIQUIDITY AND
      SECURITY OF PRINCIPAL

           INVESTMENT FOCUS
   SHORT-TERM, HIGH-QUALITY
     MUNICIPAL MONEY MARKET
                OBLIGATIONS

     SHARE PRICE VOLATILITY
                   VERY LOW

                  PRINCIPAL
        INVESTMENT STRATEGY
    INVESTING IN TAX-EXEMPT
    MONEY MARKET SECURITIES

           INVESTOR PROFILE
     CONSERVATIVE INVESTORS
     SEEKING INCOME THROUGH
                A LOW-RISK,
          LIQUID INVESTMENT

Principal Investment Strategy
      The Tax-Free Money Market Portfolio seeks its investment goal by investing substantially all of its assets in high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks
      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Performance Information
      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

      This bar chart shows changes in the performance of the Portfolio's Institutional II Class Shares for each year for five calendar years.

[CHART GRAPHIC OMITTED]
Plot points are as follows:

Performance over 5 Years        BEST QUARTER
2000 - 3.71%                    0.99%
1999 - 2.87%                    (12/31/00)
1998 - 3.14%                    -------------
1997 - 3.36%                    WORST QUARTER
1996 - 3.20%                    0.62%
                                (3/31/99)

For the period January 1, 2001 to June 30, 2001, the Portfolio's
Institutional II Class total return was 1.49%.


August 31, 2001 / PROSPECTUS

                                               TAX-FREE MONEY MARKET PORTFOLIO 9


This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000, to those of the iMoneyNet, Inc. Tax-Free Institutional Only Average.

-----------------------------------------------------------------
 INSTITUTIONAL II CLASS     1 YEAR    5 YEARS  SINCE INCEPTION
-----------------------------------------------------------------
Tax-Free Money
Market Portfolio             3.71%      3.25%      3.29%*
-----------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free Institutional
Only Average                 3.80%      3.30%      3.32%**
-----------------------------------------------------------------
** Since July 28, 1995.
** Since July 31, 1995.

PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)
----------------------------------------------------------
                     INSTITUTIONAL II CLASS
----------------------------------------------------------
Investment Advisory Fees                       0.25%
----------------------------------------------------------
Distribution and Service (12b-1) Fees          0.15%
----------------------------------------------------------
Other Expenses                                 0.19%
----------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.59%
----------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.13%
----------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.46%(1)
----------------------------------------------------------

(1) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.46% until August 31, 2002. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual waiver, the Advisor is voluntarily reimbursing expenses to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

    Tax-Free Money Market Portfolio -- Institutional II Class: 0.43%

For more information about fees, see "Investment Advisor" and "Distribution and Service Plan."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
----------------------------------------------------------
 YEARS:        1-$47     3-$176     5-$316     10-$725
----------------------------------------------------------


--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO'S BENCHMARK? THE IMONEYNET, INC. TAX-FREE INSTITUTIONAL ONLY AVERAGE IS A COMPOSITE OF MONEY MARKET MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE PORTFOLIO'S GOALS.


                                                    PROSPECTUS / August 31, 2001

10  [ARK TRIANGLE GRAPHIC OMITTED] PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO


                      SUMMARY

              INVESTMENT GOAL
           MAXIMIZING CURRENT
           INCOME EXEMPT FROM
     FEDERAL AND PENNSYLVANIA
        PERSONAL INCOME TAXES
      AND PROVIDING LIQUIDITY
    AND SECURITY OF PRINCIPAL

             INVESTMENT FOCUS
     SHORT-TERM, HIGH-QUALITY
       PENNSYLVANIA MUNICIPAL
                 MONEY MARKET
                  OBLIGATIONS

       SHARE PRICE VOLATILITY
                     VERY LOW

                    PRINCIPAL
          INVESTMENT STRATEGY
    INVESTING IN PENNSYLVANIA
      TAX-EXEMPT MONEY MARKET
                   SECURITIES

             INVESTOR PROFILE
       CONSERVATIVE INVESTORS
        SEEKING INCOME EXEMPT
             FROM FEDERAL AND
        PENNSYLVANIA PERSONAL
       INCOME TAXES THROUGH A
             LOW-RISK, LIQUID
                   INVESTMENT

Principal Investment Strategy
      The Pennsylvania Tax-Free Money Market Portfolio seeks its investment goal by investing substantially all of its assets in high-quality, short-term municipal money market instruments that pay interest that is exempt from Federal and Pennsylvania personal income taxes. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

      In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

Principal Risks
      An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

      There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania. This Portfolio may be riskier than mutual funds that buy securities of issuers in numerous states.

Performance Information
      Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

August 31, 2001 / PROSPECTUS

                                 PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO 11


PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)
----------------------------------------------------------
                  INSTITUTIONAL II CLASS
----------------------------------------------------------
Investment Advisory Fees                       0.25%
----------------------------------------------------------
Distribution and Service (12b-1) Fees          0.15%
----------------------------------------------------------
Other Expenses                                 0.43%(1)
----------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      0.83%
----------------------------------------------------------
Fee Waivers and Expense Reimbursements         0.25%
----------------------------------------------------------
TOTAL NET OPERATING EXPENSES                   0.58%(2)
----------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year. These expenses also include service fees of 0.20%. A portion of this fee is being waived voluntarily. This waiver may be discontinued at any time. With this waiver, the Portfolio's actual shareholder service fee is 0.05%.

(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.58% until August 31, 2002.

For more information about fees, see "Investment Advisor" and "Distribution and Service Plan."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
----------------------------------------------------------
 YEARS:                   1-$59     3-$240
----------------------------------------------------------


                                                    PROSPECTUS / August 31, 2001

12  INVESTMENT ADVISOR


INVESTMENT ADVISOR

The Portfolio's Advisor makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs.

The Board of Trustees of ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolios. As of June 30, 2001, AIA had approximately $14 billion in assets under management. For the fiscal year ended April 30, 2001, the Portfolios paid advisory fees to AIA at the following rates expressed as a percentage of a Portfolio's average daily net assets:

U.S. TREASURY MONEY MARKET PORTFOLIO            0.19%
----------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO          0.14%
----------------------------------------------------------
MONEY MARKET PORTFOLIO                          0.12%
----------------------------------------------------------
TAX-FREE MONEY MARKET PORTFOLIO                 0.09%
----------------------------------------------------------
PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO    0.25%*
----------------------------------------------------------

* Under an investment advisory agreement with ARK Funds, AIA is entitled to receive an advisory fee of 0.25% as a percentage of the Portfolio's average net assets. The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses to keep total operating expenses from exceeding 0.58% until August 31, 2002. As a result, the actual advisory fee received by AIA may be lower than the fee shown in the table above.

AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $70 billion at December 31, 2000.


PORTFOLIO MANAGER

JAMES M. HANNAN is manager of each Portfolio and other ARK Funds Portfolios. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1987. He has more than 14 years of experience in the investment industry.

August 31, 2001 / PROSPECTUS

                       PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES 13


PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES
This section tells you how to purchase, sell (sometimes called "redeem") or exchange Institutional II Class Shares of the Portfolios.

WHO CAN PURCHASE PORTFOLIO SHARES?
Institutional II Class Shares are for corporations, institutions or other entities investing for their own (including as a fiduciary) or their individual customers' accounts.

There are two ways to invest in the Portfolios:

o Directly with ARK Funds
o Through a Financial Intermediary

MINIMUM INVESTMENTS
    OPENING A NEW ACCOUNT: $1,000,000
    MINIMUM BALANCE: $500,000
    ADDITIONAL PURCHASES: any amount

DIRECTLY WITH ARK FUNDS

--------------------------------------------------------------------------------
                                    BY MAIL:
--------------------------------------------------------------------------------

WRITE TO: ARK Funds, P.O. Box 8525, Boston, MA 02266-8525

   PURCHASE: Obtain a new account application and information by calling 1-800-ARK-FUND (1-800-275-3863). Complete and mail to ARK Funds.

   Wire Federal funds to:
                State Street Bank & Trust Co.
                Boston, MA
                ABA 011000028
                Account: 99051609
                Attn: (ARK Portfolio Name)
                Further credit to: (Account name and number)

   SELL: Mail a written request including account number, dollar amount to be sold, and mailing or wiring instructions. The redemption price is based on the next calculation of NAV after your order is received.


   EXCHANGE: Mail a written request including dollar amount to be exchanged, the Portfolio from which shares should be sold, and the Portfolio for which shares should be purchased.

   ARK FUNDS IS NOT RESPONSIBLE FOR LOST OR MISDIRECTED MAIL.
   A PORTFOLIO CANNOT ACCEPT CHECKS, THIRD-PARTY CHECKS, CREDIT CARDS, CREDIT CARD CHECKS, OR CASH.

--------------------------------------------------------------------------------
                                    BY PHONE:
--------------------------------------------------------------------------------

                      Call 1-800-ARK-FUND (1-800-275-3863).


THROUGH A FINANCIAL INTERMEDIARY
Investors who deal directly with a financial intermediary (rather than directly with ARK Funds (the Fund)), will have to follow that intermediary's procedures for transacting with the Fund. You may instruct your financial intermediary to purchase shares automatically at preset intervals. It is expected that your financial intermediary will be the record owner of shares held for your account, and that they will supply you with quarterly statements showing all account activity. Investors may be charged a fee for transactions or other services, including cash sweeps, effectuated through certain financial intermediaries. There may also be other minimums or restrictions established by financial intermediaries when you open your account. For more information about how to purchase, sell, or exchange Portfolio shares through your financial intermediary, you should contact them directly.

GENERAL INFORMATION
You may purchase, sell, or exchange shares on any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). When the NYSE or Federal Reserve close early, the Portfolios will advance the time on any such day by which orders must be received.

A Portfolio or the Distributor may reject any purchase or exchange order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (offering price) will be the net asset value (NAV) per share next determined after a Portfolio receives your purchase order. We expect that the NAV of the Portfolios will remain constant at $1.00 per share.

NAV for one Portfolio share is the value of that share's portion of all the net assets in the Portfolio. In calculating NAV for the Portfolios, we generally value a Portfolio's investment portfolio using the amortized cost valuation method, which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at their market prices; or fair value prices may be determined using methods approved by the Board of Trustees.

The Portfolios calculate their NAV at certain times each Business Day. The following table shows at what times the Portfolios calculate their NAV, and generally by what time your purchase order and Federal funds (readily available

                                                    PROSPECTUS / August 31, 2001

14  PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES


funds) must be received and accepted for you to be eligible to receive dividends declared on the day you submit your purchase. For U.S. Treasury Money Market, Tax-Free Money Market and Pennsylvania Tax-Free Money Market Portfolios, orders received and accepted after 12:00 PM Eastern time will begin earning dividends on the next Business Day.
--------------------------------------------------------------------------------
                                                       YOUR ORDER AND
  PORTFOLIO                  NAV CALCULATED        FUNDS RECEIVED BEFORE
                             (EASTERN TIME)            (EASTERN TIME)
--------------------------------------------------------------------------------
  U.S. Treasury
  Money Market            12:00 PM and 4:00 PM           12:00 PM
--------------------------------------------------------------------------------
  U.S. Government
  Money Market                   5:00 PM                  5:00 PM
--------------------------------------------------------------------------------
  Money Market                   5:00 PM                  5:00 PM
--------------------------------------------------------------------------------
  Tax-Free
  Money Market            12:00 PM and 4:00 PM           12:00 PM
--------------------------------------------------------------------------------
  Pennsylvania Tax-Free
  Money Market            12:00 PM and 4:00 PM           12:00 PM
--------------------------------------------------------------------------------

If you purchase, sell, or exchange Portfolio shares through a financial intermediary, you may have to submit your transaction request to them at an earlier time than is shown in the table above for your transaction to become effective that Business Day. This allows the financial intermediary time to process your transaction and transmit it to the Fund.

RECEIVING YOUR SALES PROCEEDS
Normally, if we receive your sell order by the following times on any Business Day, we will wire your proceeds on that day. The Fund reserves the right to charge wire fees to investors.

         O U.S. TREASURY MONEY MARKET PORTFOLIO
                                   12:00 PM EASTERN TIME

         O U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                    1:30 PM EASTERN TIME
         O MONEY MARKET PORTFOLIO
                                    1:30 PM EASTERN TIME
         O TAX-FREE MONEY MARKET PORTFOLIO
                                   12:00 PM EASTERN TIME
         O PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
                                   12:00 PM EASTERN TIME

REDEMPTION IN KIND

The Portfolios reserve the right to make redemptions "in kind" - payment of redemption proceeds in portfolio securities rather than cash - if the Portfolio's Advisor deems that it is in the Portfolio's best interest to do so.

SUSPENSION OF YOUR RIGHT
TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency, or for other reasons. More information about this is in our Statement of Additional Information.

MINIMUM BALANCE

If your account drops below the minimum balance because of redemptions, we may sell your shares and close your account. But, we will give you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares.

INFORMATION ABOUT EXCHANGING SHARES

Your may exchange your shares of a Portfolio for the same class of shares of another Portfolio. When you exchange shares, you are really selling your shares and buying the other Portfolio's shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. Exchanges have the same tax consequences as sales and purchases. The Fund reserves the right to modify or suspend this exchange privilege. An exchange between classes of a Portfolio is generally not permitted. Investors who become ineligible to hold Institutional II Class Shares will have their shares exchanged for Class A Shares of the same Portfolio. The Fund will provide 30 days notice of any such exchange.

PURCHASE AND EXCHANGE RESTRICTIONS ON MARKET TIMERS

The Fund does not permit market timing or excessive trading. Market timing and other types of excessive trading can hurt performance by disrupting management and increasing expenses for all shareholders. The Fund may refuse to accept any purchase or exchange order from any person or group if, in its sole discretion, it determines that (1) the order reflects market timing or excessive trading,
(2) a Portfolio would be unable to invest the money effectively, or (3) a Portfolio would otherwise be adversely affected. The Fund may consider a number of factors in determining whether an investor has engaged in market timing or excessive trading, including the investor's trading history, the number, size, and time between transactions, and the percentage of the investor's account involved in each transaction. The Fund also may consider trading done in accounts under common ownership or control or in groups of accounts. The prohibition on market timing and excessive trading also applies to purchase and exchange orders placed through intermediaries, including brokers, banks, trust companies, investment advisors, or any other third party.

TELEPHONE TRANSACTIONS

Purchasing, selling, and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a distribution and service (12b-1) plan for Institutional II Class Shares of each Portfolio. The plan allows the Portfolios to pay distribution and service fees for the sale and distribution of their shares, and for services provided to shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and service fees, as a percentage of average daily net assets of the class, may be up to 0.75% as authorized by the Board. For the fiscal year ended April 30, 2001, Institutional II Class distribution and service fees paid by the Institutional II Class of each Portfolio (except Pennsylvania Tax-Free Money Market Portfolio) were 0.15% of average daily net assets.


August 31, 2001 / PROSPECTUS

               DISTRIBUTION AND SERVICE PLAN/DIVIDEND AND DISTRIBUTIONS/TAXES 15



DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Each Portfolio makes distributions of net short-term capital gains, if any, at least annually. If you own Portfolio shares on the record date for a distribution, you will be entitled to receive the distribution.

You will receive dividends and other distributions in additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund or your financial intermediary in writing prior to the date of the distribution. Your election will be effective for dividends and other distributions paid after the Fund receives your written notice. To cancel your election, simply send written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important Federal income tax considerations that affect the Portfolios and their shareholders. This summary is based on the current Federal income tax law, which may change.

Each Portfolio will distribute substantially all of its income and net capital gains, if any. The dividends and distributions you receive (other than the Tax-Free Money Market and Pennsylvania Tax-Free Money Market Portfolios) generally will be subject to Federal income taxation, whether or not you reinvest them. Distributions are generally taxable at ordinary income tax rates.

The Tax-Free Money Market Portfolio and Pennsylvania Tax-Free Money Market Portfolio intend to distribute Federally tax-exempt dividends. These Portfolios may invest a portion of their assets in securities that generate taxable income for Federal income tax purposes. Dividends exempt from Federal income tax may be subject to state and local income taxes. Any net short-term capital gains distributed by the Portfolios will be taxable as ordinary income.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                    PROSPECTUS / August 31, 2001

16    FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Institutional II Class Shares of the Portfolios. This information is intended to help you understand Institutional II Class's financial performance for the past five years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming you reinvested all of your dividends and distributions). The information for each of the fiscal years ended April 30 has been derived from the Portfolios' financial statements, which were audited by KPMG LLP, independent auditors. KPMG's report, along with each Portfolio's financial statements, is included in our most recent Annual Report. The Annual Report accompanies our Statement of Additional Information and is available upon request at no charge.


------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED APRIL 30,

                                        REALIZED
             NET ASSET                     AND       DISTRIBUTIONS   DISTRIBUTIONS     NET ASSET
              VALUE,        NET        UNREALIZED      FROM NET          FROM           VALUE,                    NET ASSETS,
             BEGINNING  INVESTMENT   GAINS (LOSSES)   INVESTMENT        CAPITAL           END          TOTAL        END OF
             OF PERIOD    INCOME     ON INVESTMENTS     INCOME           GAINS         OF PERIOD      RETURN     PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market Portfolio
INSTITUTIONAL II CLASS
  2001        $1.00         0.05         --             (0.05)            --             $1.00         5.50%        $109,910
------------------------------------------------------------------------------------------------------------------------------
  2000         1.00         0.05         --             (0.05)            --              1.00         4.66          129,378
------------------------------------------------------------------------------------------------------------------------------
  1999         1.00         0.04         --             (0.04)            --              1.00         4.53          139,253
------------------------------------------------------------------------------------------------------------------------------
  1998         1.00         0.05         --             (0.05)            --              1.00         4.99           94,844
------------------------------------------------------------------------------------------------------------------------------
  1997         1.00         0.05         --             (0.05)            --              1.00         4.89           63,496

U.S. Government Money Market Portfolio
INSTITUTIONAL II CLASS
  2001        $1.00         0.06         --             (0.06)            --             $1.00         5.92%        $166,335
------------------------------------------------------------------------------------------------------------------------------
  2000         1.00         0.05         --             (0.05)            --              1.00         5.08           84,503
------------------------------------------------------------------------------------------------------------------------------
  1999         1.00         0.05         --             (0.05)            --              1.00         4.95          142,144
------------------------------------------------------------------------------------------------------------------------------
  1998         1.00         0.05         --             (0.05)            --              1.00         5.33           91,629
------------------------------------------------------------------------------------------------------------------------------
  1997         1.00         0.05         --             (0.05)            --              1.00         5.12           37,284

Money Market Portfolio
INSTITUTIONAL II CLASS
  2001        $1.00         0.06         --             (0.06)            --             $1.00         6.09%        $365,787
------------------------------------------------------------------------------------------------------------------------------
  2000         1.00         0.05         --             (0.05)            --              1.00         5.30          300,562
------------------------------------------------------------------------------------------------------------------------------
  1999         1.00         0.05         --             (0.05)            --              1.00         5.11          229,046
------------------------------------------------------------------------------------------------------------------------------
  1998         1.00         0.05         --             (0.05)            --              1.00         5.47           82,293
------------------------------------------------------------------------------------------------------------------------------
  1997         1.00         0.05         --             (0.05)            --              1.00         5.25           62,960

Tax-Free Money Market Portfolio
INSTITUTIONAL II CLASS
  2001        $1.00         0.04         --             (0.04)            --             $1.00         3.66%         $43,993
------------------------------------------------------------------------------------------------------------------------------
  2000         1.00         0.03         --             (0.03)            --              1.00         3.10           35,256
------------------------------------------------------------------------------------------------------------------------------
  1999         1.00         0.03         --             (0.03)            --              1.00         2.94           43,575
------------------------------------------------------------------------------------------------------------------------------
  1998         1.00         0.03         --             (0.03)            --              1.00         3.37           29,474
------------------------------------------------------------------------------------------------------------------------------
  1997         1.00         0.03         --             (0.03)            --              1.00         3.19           16,727

-----------------------------------------------------------
                                               RATIO
                           RATIO OF NET     OF EXPENSES
             RATIO OF       INVESTMENT      TO AVERAGE
             EXPENSES         INCOME        NET ASSETS
            TO AVERAGE      TO AVERAGE      (EXCLUDING
            NET ASSETS      NET ASSETS       WAIVERS)
-----------------------------------------------------------

U.S. Treasury Money Market Portfolio
INSTITUTIONAL II CLASS
  2001        0.54%            5.34%          0.60%
-----------------------------------------------------------
  2000        0.52             4.58           0.58
-----------------------------------------------------------
  1999        0.50             4.39           0.56
-----------------------------------------------------------
  1998        0.48             4.88           0.54
-----------------------------------------------------------
  1997        0.47             4.79           0.53

U.S. Government Money Market Portfolio
INSTITUTIONAL II CLASS
  2001        0.47%            5.69%          0.58%
-----------------------------------------------------------
  2000        0.48             4.91           0.59
-----------------------------------------------------------
  1999        0.45             4.76           0.56
-----------------------------------------------------------
  1998        0.44             5.21           0.55
-----------------------------------------------------------
  1997        0.42             5.01           0.53

Money Market Portfolio
INSTITUTIONAL II CLASS
  2001        0.45%            5.86%          0.58%
-----------------------------------------------------------
  2000        0.45             5.20           0.58
-----------------------------------------------------------
  1999        0.43             4.97           0.57
-----------------------------------------------------------
  1998        0.41             5.33           0.55
-----------------------------------------------------------
  1997        0.38             5.14           0.53

Tax-Free Money Market Portfolio
INSTITUTIONAL II CLASS
  2001        0.43%            3.53%          0.59%
-----------------------------------------------------------
  2000        0.44             3.04           0.60
-----------------------------------------------------------
  1999        0.41             2.87           0.57
-----------------------------------------------------------
  1998        0.40             3.31           0.56
-----------------------------------------------------------
  1997        0.38             3.14           0.54



August 31, 2001 / PROSPECTUS

                                             [ARK FUNDS LOGO OMITTED]

MORE INFORMATION ABOUT ARK FUNDS

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
      The SAI dated August 31, 2001, includes additional information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
      These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain additional financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL: Write to us at: ARK FUNDS
                         P.O. Box 8525
                         Boston, MA 02266-8525

FROM OUR WEBSITE: www.arkfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.



INVESTMENT ADVISOR
   ALLIED INVESTMENT ADVISORS, INC.
   100 E. Pratt Street
   17th Floor
   Baltimore, MD 21202


DISTRIBUTOR
   SEI INVESTMENTS DISTRIBUTION CO.
   One Freedom Valley Drive
   Oaks, PA 19456

LEGAL COUNSEL
   KIRKPATRICK & LOCKHART LLP
   1800 Massachusetts Avenue, NW
   Washington, DC 20036

INDEPENDENT AUDITORS
   KPMG LLP
   99 High Street
   Boston, MA 02110

[ARK FUNDS LOGO OMITTED]

  100 E. PRATT STREET, 15TH FLOOR  |  Mail Code 104-410
  BALTIMORE, MD 21202

We are pleased to send you this Prospectus for the Institutional II Class of ARK Funds. The prospectus contains important information about your investments in ARK Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.


                                                       [RECYCLE GRAPHIC OMITTED]
                                                                recycled
                                                                content

ARK-PS-003-04000

                                    ARK FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 31, 2001

          This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses dated August 31, 2001, for Retail Class A and Class B, Institutional Class, and Institutional II Class Shares of ARK Funds (the "Fund"). Please retain this document for future reference. Capitalized terms used but not defined herein have the meanings given them in the prospectuses. The Fund's Annual Report for Retail Class A and Class B, Institutional Class and Institutional II Class (including financial statements for the fiscal year ended April 30, 2001) is incorporated herein by reference. To obtain additional copies of the prospectuses, Annual Report or this Statement of Additional Information, please call 1-800-ARK-FUND (1-800-275-3863).

TABLE OF CONTENTS                                                          PAGE
-----------------                                                          -----

INVESTMENT POLICIES AND LIMITATIONS..........................................2
SPECIAL CONSIDERATIONS......................................................40
PORTFOLIO TRANSACTIONS......................................................47
VALUATION OF PORTFOLIO SECURITIES...........................................50
PORTFOLIO PERFORMANCE.......................................................51
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................60
TAXES.......................................................................61
TRUSTEES AND OFFICERS.......................................................69
INVESTMENT ADVISOR..........................................................71
ADMINISTRATOR AND DISTRIBUTION ARRANGEMENTS.................................74
TRANSFER AGENT..............................................................81
CUSTODIAN...................................................................82
CODE OF ETHICS..............................................................82
DESCRIPTION OF THE FUND.....................................................83
INDEPENDENT AUDITORS........................................................89
FINANCIAL STATEMENTS........................................................89
APPENDIX A - DESCRIPTION OF INDICES AND RATINGS............................A-1
APPENDIX B - 2001 TAX RATES................................................B-1

                        INVESTMENT POLICIES AND LIMITATIONS


INVESTMENT GOALS AND STRATEGIES

         The Fund consists of separate investment portfolios with a variety of investment goals and strategies. A Portfolio's investment advisor is responsible for providing a continuous investment program in accordance with its investment goal and strategies. Except for its investment goal and those strategies identified as fundamental, the investment policies of the Portfolios are not fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval. The investment policies of the Portfolios are set forth below. Additional information regarding the types of securities in which the Portfolios may invest and certain investment transactions is provided in the Fund's prospectuses and elsewhere in this Statement of Additional Information.


MONEY MARKET FUND PORTFOLIOS

         The U.S. TREASURY MONEY MARKET PORTFOLIO, U.S. GOVERNMENT MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO, TAX-FREE MONEY MARKET PORTFOLIO, and PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO (the "MONEY MARKET FUND
PORTFOLIOS") invest in high-quality, short-term, U.S. dollar-denominated instruments determined by the Advisor to present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The money market fund Portfolios seek to maintain a net asset value per share of $1.00, limit their investments to securities with remaining maturities of 397 days or less, and maintain a dollar-weighted average maturity of 90 days or less. Estimates may be used in determining a security's maturity for purposes of calculating average maturity. An estimated maturity can be substantially shorter than a stated final maturity. Although the money market fund Portfolios' policies are designed to help maintain a stable $1.00 share price, all money market instruments can change in value when interest rates or issuers' creditworthiness change, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value are large enough, a money market fund Portfolio's share price could fall below $1.00. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

         The investment goal of the U.S. TREASURY MONEY MARKET PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government and thus constitute direct obligations of the United States. As a non-fundamental operating policy, the Portfolio invests 100% of its total assets in U.S. Treasury bills, notes and bonds, and limits its investments to U.S. Treasury obligations that pay interest which is specifically exempt from state and local taxes under Federal law.

         The investment goal of the U.S. GOVERNMENT MONEY MARKET PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities ("U.S. Government Securities"), or in repurchase agreements backed by such instruments. As a non-fundamental policy, the Portfolio invests 100% of its assets in U.S. Government Securities and in repurchase agreements backed by such instruments. The Portfolio normally may not invest more than 5% of its total assets in the securities of any single issuer (other than the U.S. government). Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first-tier securities of a single issuer for up to three days.

         The investment goal of the MONEY MARKET PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in a broad range of short-term, high-quality U.S. dollar-denominated debt securities ("Money Market Instruments"). At least 95% of the assets of the Portfolio will be invested in securities that have received the highest rating assigned by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one such rating organization has assigned a rating, such single organization. Up to 5% of the Portfolio's assets may be invested in securities that have received ratings in the second highest category by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by the Advisor to be comparable in quality to rated securities in accordance with guidelines adopted by the Board of Trustees. The Portfolio may invest in U.S. dollar-denominated obligations of U.S. banks and foreign branches of U.S. banks ("Eurodollars"), U.S. branches and agencies of foreign banks ("Yankee dollars"), and foreign branches of foreign banks. The Portfolio may also invest more than 25% of its total assets in certain obligations of domestic banks and normally may not invest more than 5% of its total assets in the securities of any single issuer (other than the U.S. government). Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first-tier securities of a single issuer for up to three days.

         The investment goal of the TAX-FREE MONEY MARKET PORTFOLIO is to provide a high level of interest income by investing primarily in high-quality municipal obligations that are exempt from Federal income taxes. The Portfolio attempts to invest 100% of its assets in securities exempt from Federal income tax (not including the alternative minimum tax), and maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from Federal income tax, including the Federal alternative minimum tax.

         The investment goal of the PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO is to maximize current income exempt from Federal and Pennsylvania state income taxes and provide liquidity and security of principal. The Portfolio attempts to invest 100% of its assets in securities exempt from Federal (including the alternative minimum tax) and Pennsylvania state income taxes. The Portfolio has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from Federal income tax, including the Federal alternative minimum tax, and Pennsylvania state income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions.

         The TAX-FREE MONEY MARKET PORTFOLIO and the PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO invest in high-quality, short-term municipal money market instruments but may also invest in high-quality, long-term fixed, variable or floating rate instruments (including tender option bonds) which have demand features or interest rate adjustment features that result in interest rates, maturities, and prices similar to short-term instruments. The Portfolios' investments in municipal securities may include tax, revenue, or bond anticipation notes; tax-exempt commercial paper; general obligation or revenue bonds (including municipal lease obligations and resource recovery bonds); and zero coupon bonds. At least 95% of the assets of the Portfolios will be invested in securities that have received the highest rating assigned by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolios may also acquire unrated securities determined by the Advisor to be of comparable quality in accordance with guidelines adopted by the Board of Trustees.

         The Advisor anticipates that the TAX-FREE MONEY MARKET PORTFOLIO and the PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO will be as fully invested as is practicable in municipal obligations. However, the Portfolios reserve the right for temporary defensive purposes to invest without limitation in taxable Money Market Instruments. There may be occasions when, as a result of maturities of portfolio securities or sales of Portfolio shares, or in order to meet anticipated redemption requests, the Portfolios may hold cash which is not earning income.

         The TAX-FREE MONEY MARKET PORTFOLIO and PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO may invest up to 25% of their net assets in a single issuer's securities. The Portfolios may invest any portion of their assets in industrial revenue bonds ("IRBs") backed by private companies, and may invest up to 25% of their total assets in IRBs related to a single industry. The Portfolios also may invest 25% or more of their total assets in tax-exempt securities whose revenue sources are from similar types of projects (E.G., education, electric utilities, health care, housing, transportation, water, sewer, and gas utilities). There may be economic, business or political developments or changes that affect all securities of a similar type. Therefore, developments affecting a single issuer or industry, or securities financing similar types of projects, could have a significant effect on the Portfolios' performance.


SHORT-TERM TREASURY PORTFOLIO

         The investment goal of the SHORT-TERM TREASURY PORTFOLIO is to provide current income with relative stability of principal.

         The Portfolio invests 100% of its total assets in instruments which are issued or guaranteed by the U.S. government and thus constitute direct obligations of the United States, and in repurchase agreements backed by such instruments. As a non-fundamental policy, the Portfolio will invest 100% of its total assets in U.S. Treasury bills, notes and bonds, and will limit its investments to U.S. Treasury obligations that pay interest that is specifically exempt from state and local taxes under Federal law

SHORT-TERM BOND PORTFOLIO

         The investment goal of the SHORT-TERM BOND PORTFOLIO is to provide current income.

         The Portfolio invests primarily in investment-grade debt securities, U.S. Government Securities, and mortgage-backed and asset-backed securities. In addition, the Portfolio may invest in taxable municipal obligations. The securities in which the Portfolio invests include, but are not limited to: U.S. Government Securities; corporate obligations; mortgage-backed securities; asset-backed securities; and Money Market Instruments. The Portfolio may invest up to 5% of its total assets in securities rated below investment grade ("junk bonds"). Under normal market conditions, the Portfolio will invest at least 65% of its total assets in bonds.


INTERMEDIATE FIXED INCOME PORTFOLIO

         The investment goal of the INTERMEDIATE FIXED INCOME PORTFOLIO is to provide current income.

         The Portfolio may invest in income-producing securities of all types, including bonds, notes, mortgage securities, government and government agency obligations, zero coupon securities, convertible securities, foreign securities, indexed securities and asset-backed securities. The Portfolio normally will invest in investment-grade debt securities (including convertible securities) and unrated securities determined by the Advisor to be of comparable quality. The Portfolio may also invest up to 5% of its total assets in securities rated below investment grade ("junk bonds"). Common stocks acquired through the exercise of conversion rights or warrants, or the acceptance of exchange or similar offers, ordinarily will not be retained by the Portfolio. An orderly disposition of these stocks will be effected consistent with the judgment of the Advisor as to the best price available. Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in fixed-income securities.


U.S. GOVERNMENT BOND PORTFOLIO

         The investment goal of the U.S. GOVERNMENT BOND PORTFOLIO is to provide current income.

         The securities in which the Portfolio invests include, but are not limited to: U.S. Government Securities; mortgage-backed securities; asset-backed securities; corporate obligations; taxable municipal obligations; and Money Market Instruments. The Portfolio may also invest up to 5% of its total assets in securities rated below investment grade ("junk bonds"). Under normal market conditions, the Portfolio will invest at least 65% of the value of its total assets in U.S. Government Securities. For purposes of this policy, the Portfolio will consider collateralized mortgage obligations issued by U.S. government agencies or instrumentalities to be U.S. Government Securities. In addition, under normal market conditions, the Portfolio will invest at least 65% of its total assets in bonds. The Portfolio's remaining assets may be invested in any of the securities listed above.

INCOME PORTFOLIO

          The primary investment goal of the INCOME PORTFOLIO is to provide current income; capital growth is a secondary goal in the selection of investments.

         Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in fixed-income securities. The Portfolio may invest in income-producing securities of all types, including bonds, notes, mortgage securities, government and government agency obligations, zero coupon securities, convertible securities, foreign securities, indexed securities and asset-backed securities. The Portfolio normally will invest in investment-grade debt securities (including convertible securities) and unrated securities determined by the Advisor to be of comparable quality. The Portfolio may also invest up to 15% of its total assets in securities rated below investment grade ("junk bonds"). Common stocks acquired through exercise of conversion rights or warrants or acceptance of exchange or similar offers ordinarily will not be retained by the Portfolio. An orderly disposition of these stocks will be effected consistent with the Advisor's judgment as to the best price available.


MARYLAND TAX-FREE PORTFOLIO

         The investment goal of the MARYLAND TAX-FREE PORTFOLIO is to provide high current income exempt from Federal and Maryland state and local income taxes.

         Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in Maryland municipal securities. In addition, as a matter of fundamental policy, the Portfolio's assets will be invested during periods of normal market conditions so that at least 80% of its income will not be subject to Federal income tax, including the Federal alternative minimum tax.

         The Portfolio normally invests primarily in investment-grade debt securities (and unrated securities determined by the Advisor to be of comparable quality), but may also invest up to 5% of its total assets in securities rated below investment grade ("junk bonds").

         If you are subject to the Federal alternative minimum tax, you should note that the Portfolio may invest some of its assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax.

         The Advisor normally invests the Portfolio's assets according to its investment strategy and does not expect to invest in Federally or state taxable obligations. However, the Portfolio reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, and to invest more than normally permitted in taxable obligations for temporary defensive purposes.

PENNSYLVANIA TAX-FREE PORTFOLIO

         The investment goal of the PENNSYLVANIA TAX-FREE PORTFOLIO is to provide current income exempt from Federal and Pennsylvania state income taxes.

         Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in Pennsylvania municipal securities. In addition, as a matter of fundamental policy, the Portfolio's assets will be invested during periods of normal market conditions so that at least 80% of its income will not be subject to Federal income tax, including the Federal alternative minimum tax. The Portfolio invests primarily in investment-grade debt securities (and unrated securities determined by the Advisor to be of comparable quality), but also may invest up to 5% of its total assets in securities rated below investment grade ("junk bonds").

         If you are subject to the Federal alternative minimum tax, you should note that the Portfolio may invest some of its assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax.

         The Advisor normally invests the Portfolio's assets according to its investment strategy and does not expect to invest in Federally or state taxable obligations. However, the Portfolio reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, and to invest more than normally permitted in taxable obligations for temporary, defensive purposes.


BALANCED PORTFOLIO

         The investment goal of the BALANCED PORTFOLIO is long-term total return.

         The Portfolio's common stock investments may include foreign and domestic issues of larger, well-established companies, as well as medium-sized and smaller companies. The Portfolio may invest in preferred stock and convertible securities. Debt securities acquired by the Portfolio may include mortgage or asset-backed securities, corporate issues, indexed securities and U.S. Government Securities. The Portfolio normally will invest in investment-grade debt securities (including convertible securities) and unrated securities determined by the Advisor to be of comparable quality, but may also invest up to 5% of its total assets in securities rated below investment grade ("junk bonds"). The Portfolio maintains at least 25% of its total assets in fixed-income senior securities.

         The Portfolio emphasizes long-term total return from capital appreciation and current income. Although it is not a policy of the Portfolio to engage in short-term trading, the Advisor may dispose of securities without regard to the length of time they are held if it believes such action will benefit the Portfolio. Although the Advisor will consider the potential for income in selecting investments for the Portfolio, the Portfolio is generally not intended to achieve a level of income comparable to fixed-income portfolios.

EQUITY INCOME PORTFOLIO

         The investment goal of the EQUITY INCOME PORTFOLIO is current income and growth of capital.

         The Portfolio seeks capital appreciation from a broadly diversified portfolio of common stocks which, in general, have above-average dividend yields relative to the stock market as measured by the S&P 500. Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in dividend-paying common stocks. The Portfolio may invest up to 35% of its total assets in other types of securities, including preferred stock, which may be convertible into common stock, and investment-grade debt securities (including convertible debt securities) and unrated securities determined by the Advisor to be of comparable quality. The Portfolio may invest up to 5% of its total assets in securities rated below investment grade ("junk bonds").

         The Advisor considers many factors when evaluating a security for investment by the Portfolio, including the company's current financial strength and relative value. Although the Advisor will consider the potential for income in selecting investments for the Portfolio, the Portfolio is generally not intended to achieve a level of income comparable to fixed-income portfolios.


EQUITY INDEX PORTFOLIO

         The investment goal of the EQUITY INDEX PORTFOLIO is to provide investment results that correspond to the performance of the S&P 500.

         The Advisor believes that the Portfolio's objective can best be achieved by investing in the common stocks of approximately 250 to 500 of the companies included in the S&P 500, depending upon the size of the Portfolio.

         The Portfolio is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Portfolio includes a stock in the order of its weighting in the S&P 500, starting with the most heavily weighted stock. Thus, the proportion of the Portfolio's assets invested in a stock or industry closely approximates the percentage of the S&P 500 represented by that stock or industry. Portfolio turnover is expected to be well below that of actively managed mutual funds.

         Although the Portfolio will not duplicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Portfolio's performance and that of the S&P 500 in both rising and falling markets. The Portfolio will attempt to achieve a correlation of at least 95%, without taking into account expenses of the Portfolio. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the Portfolio's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. The Portfolio's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's ("S&P") calculates the S&P 500, and the amount and timing of cash flows into and out of the Portfolio. Although cash flows into and out of the Portfolio will affect the Portfolio's ability to replicate the S&P 500's performance as well as its portfolio turnover rate, investment adjustments will be made, as practicable, to account for these circumstances. The Board of Trustees will monitor the targeted correlation of the Portfolio and, in the event that it is not achieved, will consider alternative methods for replicating the composition of the S&P 500.

         The Portfolio may invest up to 20% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The Portfolio may also invest up to 5% of its total assets in Standard & Poor's Depositary Receipts ("SPDRS"). The Portfolio will not invest in these types of contracts and options for speculative purposes, but rather to maintain sufficient liquidity to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

         S&P designates the stocks included in the S&P 500 on a statistical basis. A particular stock's weighting in the S&P 500 is based on its total market value (that is, its market price per share times the number of shares outstanding) relative to the total market value of all stocks included in the S&P 500. From time to time, S&P may add or delete stocks to or from the S&P 500. Inclusion of a particular stock in the S&P 500 does not imply any opinion by S&P as to its merits as an investment.

         The Portfolio is not sponsored, sold, or promoted by S&P, a division of McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally, in the Portfolio particularly, or in the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Advisor is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to the Advisor or the Portfolio. S&P has no obligation to take the needs of the Advisor or the owners of the Portfolio into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio, the timing of the issuance or sale of shares of the Portfolio, or in the determination or calculation of the Portfolio's net asset value. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Portfolio.

         S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index, or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Advisor, owners of the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages. "S&P 500 Index" is a registered service mark of Standard & Poor's Corporation.

BLUE CHIP EQUITY PORTFOLIO

         The investment goal of the BLUE CHIP EQUITY PORTFOLIO is capital appreciation.

         The Portfolio seeks capital appreciation from a broadly diversified portfolio of common stocks of established, large capitalization companies. The Portfolio may also seek capital by investing up to 35% of its total assets in other types of securities, including preferred stock and debt securities, securities convertible into common stock and asset-backed securities. The Portfolio normally invests in investment-grade debt securities (including convertible securities) and unrated securities determined by the Advisor to be of comparable quality, but may also invest up to 5% of its total assets in securities rated below investment grade ("junk bonds").

         Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in equity securities of companies with operating histories of ten years or more and market capitalizations in excess of $5 billion. It is expected that the companies in which the Portfolio invests will be based primarily in the United States and will be recognized market leaders with strong financial positions.


MID-CAP EQUITY PORTFOLIO

         The investment goal of the MID-CAP EQUITY PORTFOLIO is long-term capital appreciation.

         The Portfolio seeks capital appreciation from a broadly diversified portfolio of common stocks of medium-sized companies. Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in equity securities of companies with a market capitalization of $500 million to $8 billion. Companies with market capitalizations in this range are considered "mid-cap" and are represented by the Standard & Poor's Mid-Cap 400 Index.

         Assets not invested in equity securities of medium-sized companies as described above may be invested in equity securities of larger, more established companies or in investment-grade fixed-income securities (and unrated securities determined by the Advisor to be of comparable quality).


VALUE EQUITY PORTFOLIO

         The investment goal of the VALUE EQUITY PORTFOLIO is growth of principal.

         The securities in which the Portfolio invests include, but are not limited to: common stocks; convertible securities; securities of foreign issuers traded on the New York or American Stock Exchanges or in the over-the-counter market, including American Depositary Receipts ("ADRs"); futures and options; U.S. Government Securities; corporate obligations; mortgage-backed securities; and Money Market Instruments.

         Under normal market conditions, the Portfolio intends to invest at least 65% of its total assets in equity securities of U.S. companies. In most market conditions, the stocks comprising the Portfolio's assets will exhibit traditional value characteristics, such as higher than average sales growth, higher than average return on equity, above average free cash flow, and high return on the company's invested capital.


CAPITAL GROWTH PORTFOLIO

         The investment goal of CAPITAL GROWTH PORTFOLIO is long-term capital appreciation. The Portfolio is expected to produce modest dividend or interest income. This income will be incidental to the Portfolio's primary goal.

         The Portfolio seeks capital appreciation from a broadly diversified portfolio of primarily common stocks and securities convertible into common stock. The Portfolio may also seek capital appreciation by investing up to 35% of its total assets in other types of securities, including preferred stock, debt securities, asset-backed securities and indexed securities. Debt securities (including convertible securities) in which the Portfolio invests will normally be investment grade or unrated securities determined by the Advisor to be of comparable quality. The Portfolio may, however, invest up to 5% of its total assets in securities rated below investment grade ("junk bonds").


SMALL-CAP EQUITY PORTFOLIO

         The investment goal of the SMALL-CAP EQUITY PORTFOLIO is long-term capital appreciation.

         Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in equity securities of companies with a market capitalization of $2 billion or less. The Advisor will seek to identify companies with above-average growth potential or companies experiencing an unusual or possibly non-repetitive development taking place in the company, I.E., a "special situation".

         The SMALL-CAP EQUITY PORTFOLIO may invest in companies experiencing an unusual or possibly non-repetitive development or "special situation." An unusual or possibly non-repetitive development or special situation may involve one or more of the following characteristics:

         o a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts

         o changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry

         o new or changed management, or material changes in management policies or corporate structure

         o significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations or other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns

         The Advisor intends to invest primarily in common stocks and securities that are convertible into common stocks; however, the Portfolio may also invest up to 35% of its total assets in debt securities of all types and quality if the Advisor believes that investing in these securities will result in capital appreciation. The Portfolio may also invest up to 35% of its total assets in securities rated below investment grade ("junk bonds"). The Portfolio may invest up to 35% of its total assets in foreign securities of all types and may enter into forward currency contracts for the purpose of managing exchange rate risks and to facilitate transactions in foreign securities. The Portfolio may purchase or engage in indexed securities, illiquid instruments, loans and other direct debt instruments, options and futures contracts, repurchase agreements, securities loans, restricted securities, swap agreements, warrants, real estate-related instruments and zero coupon bonds.

         The Portfolio spreads investment risk by limiting its holdings in any one company or industry. The Advisor may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended.


INTERNATIONAL EQUITY PORTFOLIO

          The investment goal of the INTERNATIONAL EQUITY PORTFOLIO is long-term capital appreciation. The Portfolio invests primarily in equity securities of non-U.S. issuers.

         The Portfolio invests primarily in equity securities of companies located in some or all of the following countries: Argentina, Austria, Australia, Belgium, Brazil, Canada, Croatia (indirect investment only), Czech Republic, Denmark, Finland, France, Germany, Hong Kong, India, Indonesia, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Russia, Singapore, Slovakia, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. This list of countries may change from time to time.

         Under normal market conditions, the Portfolio will invest at least 65% of its total assets in issuers located in not less than three different countries (other than the United States). In addition, the Portfolio will normally invest at least 65% of its total assets in common and preferred stocks, and warrants to acquire such stocks. The Portfolio typically invests in equity securities listed on recognized foreign securities exchanges, but it may hold securities which are not so listed. The Portfolio may invest in debt obligations convertible into equity securities, and in non-convertible debt securities when its Sub-advisor believes these non-convertible securities present favorable opportunities for capital appreciation.


EMERGING MARKETS EQUITY PORTFOLIO

          The investment goal of the EMERGING MARKETS EQUITY PORTFOLIO is long-term capital appreciation. The Portfolio invests primarily in equity securities of issuers located in emerging markets.

         The Portfolio seeks its investment goal by providing investors with broadly diversified, direct access to equity markets in those developing nations anticipated to rank among the world's top-performing economies in the future. An emerging or developing market is broadly defined as one with low-to-middle range per capita income. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth. The Portfolio's Sub-advisor uses the classification system developed by the World Bank to determine the potential universe of emerging markets for investments, but limits Portfolio investments to those countries it believes have potential for significant growth and development. The Portfolio typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed. The Portfolio currently expects to invest in issues located in some or all of the following emerging or developing market countries: Argentina, Brazil, Chile, Colombia, Croatia (indirect investment only), Czech Republic, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Russia, Singapore, Slovakia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. The list of countries in which the Portfolio invests may change from time to time.

         The Portfolio typically invests in equity securities listed on recognized foreign securities exchanges, but the Portfolio may also hold securities that are not so listed. The Portfolio may invest in debt obligations convertible into equity securities, and in non-convertible debt securities when its Sub-advisor believes these non-convertible securities present favorable opportunities for capital appreciation. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in securities of issuers located in at least three different countries (other than the United States). Additionally, at least 65% of the Portfolio's total assets will normally be invested in common and preferred stocks, and warrants to acquire such stocks.

INVESTMENT POLICIES AND LIMITATIONS

         The following policies and limitations supplement those set forth in the prospectuses. Unless otherwise expressly noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage or standard will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

         The Portfolios' investment limitations are listed in the following tables. Fundamental investment policies cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the 1940 Act) of a Portfolio.


                                                                                   PORTFOLIOS TO WHICH THE POLICY
FUNDAMENTAL POLICIES:                                                              APPLIES:


The Portfolio may not issue senior securities, except as permitted under the       All Portfolios
1940 Act.

The Portfolio may not borrow money, except that the Portfolio may (i) borrow       All Portfolios
money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose;
provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities
(other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33
1/3% limitation.

The Portfolio may not with respect to 75% of its total assets,  purchase the       All Portfolios (other than
securities of any issuer (other than securities issued or guaranteed by the U.S.   Maryland Tax-Free Portfolio and
government or any of its agencies  or  instrumentalities)  if, as a  result, (a)   Pennsylvania Tax-Free Portfolio)(1)
more than 5% of the  Portfolio's  total assets would be invested in the securities of that issuer,  or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

------------------------

   (1) For the Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio, the Advisor identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, the Advisor will consider the entity or entities responsible for payment and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.


The Portfolio may not underwrite securities issued by others, except to the        Money Market Fund Portfolios,
extent that the Portfolio may be considered an underwriter within the meaning of   Short-Term Treasury Portfolio,
the Securities Act of 1933 in the disposition of portfolio securities.             Short-Term Bond Portfolio,
                                                                                   Intermediate Fixed Income
                                                                                   Portfolio, U.S. Government Bond
                                                                                   Portfolio, Income Portfolio,
                                                                                   Balanced Portfolio, Equity Income
                                                                                   Portfolio, Value Equity
                                                                                   Portfolio, Capital Growth
                                                                                   Portfolio, Small-Cap Equity
                                                                                   Portfolio, International Equity
                                                                                   Portfolio and Emerging Markets
                                                                                   Equity Portfolio

The Portfolios may not underwrite securities issued by others, except to the       Maryland Tax-Free Portfolio,
extent that the Portfolio may be considered an underwriter within the meaning of   Pennsylvania Tax-Free Portfolio,
the Securities Act of 1933 in the disposition of restricted securities.            Equity Index Portfolio, Blue Chip
                                                                                   Equity Portfolio, Mid-Cap Equity
                                                                                   Portfolio and Small-Cap Equity
                                                                                   Portfolio

The  Portfolios  may not purchase the  securities  of any issuer (other than       All Portfolios (other than Money
securities issued or guaranteed by the U.S. government or any of its agencies or   Market Portfolio and Tax-Free
instrumentalities) if, as a result, more than 25% of the Portfolio's total         Money Market Portfolio)(2)
assets would be invested in the securities of companies whose principal business activities are in the same industry.

The  Portfolio  may not purchase the  securities of any issuer (other than         Money Market Portfolio
securities issued or guaranteed by the U.S.  government or any of its  agencies or  instrumentalities)  if, as a result,  more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business  activities  are in  the  same  industry,  except  that  the Portfolio may invest 25% or more of its assets in obligations of domestic banks.

---------------------------
   (2) For the Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio, the Advisor identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, the Advisor will consider the entity or entities responsible for payment and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.


The Portfolios may not purchase or sell real estate unless  acquired as a result   All Portfolios
of ownership of securities or other  instruments  (but this shall not prevent the  Portfolios  from  investing in securities or other  instruments backed by real  estate or  securities  of  companies  engaged in the real estate business).

The Portfolios may not purchase or sell commodities  unless acquired as a result   All Portfolios (other than Value
of ownership of securities or other instruments (but this shall not prevent the    Equity Portfolio, International
from purchasing or selling futures  contracts or options on such contracts for     Equity Portfolio and Emerging
the purpose of managing its exposure to changing interest rates, security          Markets Equity Portfolio)
prices, and currency exchange rates).

The Portfolio  may engage in  transactions  involving  financial and stock index   Value Equity Portfolio,
futures contracts or options on such futures contracts, and the International      International Equity Portfolio
Equity  Portfolio  and Emerging  Markets  Equity  Portfolio may engage in foreign  and Emerging Markets Equity
currency  transactions,   invest  in  options  and  futures  on  foreign           Portfolio
currencies,  and  purchase or sell forward  contracts  with respect to foreign currencies and related options.

The  Portfolio may not lend any security or make any other loan if, as a result,   All Portfolios
more  than 33 1/3% of its total  assets  would be lent to other parties,  but this  limitation does not apply to purchases of debt securities or to repurchase agreements.



THE FOLLOWING  INVESTMENT  LIMITATIONS ARE NOT  FUNDAMENTAL  POLICIES AND MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL:

NON-FUNDAMENTAL POLICIES:                                                          PORTFOLIOS TO WHICH THE POLICY
                                                                                   APPLIES:

The Portfolio will not sell securities short, unless it owns or has the right to   All Portfolios
obtain securities equivalent in kind and amount to the securities sold short, and provided that  transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio will not purchase a security (other than a security issued or        U.S. Government Money Market
guaranteed by the U.S. government or any of its agencies or  instrumentalities)    Portfolio and Money Market
if, as a result, more than 5% of a Portfolio's total assets would be invested in   Portfolio
the securities of a


single issuer; provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

The Portfolio,  in order to meet Federal tax requirements for qualification as a   Maryland Tax-Free Portfolio and
"regulated investment  company," limits its investments so that at the close of    Pennsylvania Tax-Free Portfolio(3)
each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the  securities of a single issuer, and (b) no more than 25% of total  assets are  invested in the securities  of a single issuer.  Limitations (a) and (b) do not apply to
"Government  securities" as defined for Federal tax purposes.

The Portfolio will not purchase any security while borrowings (including reverse   All Portfolios
repurchase  agreements)  representing  more than 5% of its total assets are outstanding.

The Portfolio will not purchase securities on margin,  except that the Portfolio   All  Portfolios
may obtain such  short-term  credits as are  necessary  for the clearance of transactions,  and provided that margin payments in connection with futures contracts and options  shall not  constitute  purchasing  securities on margin.

The Portfolio will not engage in repurchase agreements or make loans, but this     U.S. Treasury Money Market
limitation does not apply to purchases of debt securities.                         Portfolio and Tax-Free Money
                                                                                   Market Portfolio

The Portfolio will not purchase securities of other investment companies, except   All Portfolios
to the extent permitted by the 1940 Act.

The Portfolio  will not purchase any security if, as a result,  more than 15% of   All Portfolios (other than money
its net assets would be invested in securities that are deemed to be illiquid      market fund Portfolios)
because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed  of in the ordinary  course of business at approximately  the prices at which they are valued.

-----------------------
   (3) For the Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio, the Advisor identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, the Advisor will consider the entity or entities responsible for payment and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.


The Portfolio  will not purchase any security if, as a result,  more than 10% of   Money market fund
its net assets would be invested in securities that are deemed to be  illiquid     Portfolios
because  they are  subject  to legal or  contractual restrictions  on resale or because  they  cannot be sold or  disposed  of in the ordinary  course of business  at  approximately  the  prices at which  they are valued.

The Portfolio will not invest more than 25% of its total assets in industrial      Maryland Tax-Free, Pennsylvania
revenue bonds issued by entities whose principal business activities are in the    Tax-Free Money Market Portfolio,
same industry.                                                                     Portfolio and Pennsylvania
                                                                                   Tax-Free Portfolio


DESCRIPTION OF INVESTMENTS

         The Portfolios may invest in the following securities or engage in the following transactions to the extent permitted by their investment objectives, policies and restrictions.


DEPOSITARY RECEIPTS

         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in the United States and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.


DELAYED DELIVERY TRANSACTIONS

         Buying securities on a delayed-delivery or when-issued basis and selling securities on a delayed-delivery basis involve a commitment by a Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Portfolio may receive fees for entering into delayed-delivery transactions.

         When purchasing securities on a delayed-delivery or when-issued basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when delayed-delivery or when-issued purchases are outstanding, such purchases may result in a form of leverage. When delayed-delivery or when-issued purchases are outstanding, the Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover
its  purchase   obligations.   When  a  Portfolio  has  sold  a
security on a delayed-delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

         A   Portfolio   may   renegotiate   delayed-delivery   or   when-issued
transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.


EMERGING MARKETS CONSIDERATIONS

         The risks of investing in foreign securities are increased if a Portfolio's investments are in emerging markets. An emerging market is broadly defined as a market with low- to middle-range per capita income. The Sub-advisor uses the World Bank's classification system to identify the potential universe of emerging markets. However, the Sub-advisor limits the Portfolio's investments to those countries it believes have potential for significant growth and development.

         Investments in emerging markets involve special risks not present in the U.S. or in mature foreign markets, such as Germany and the United Kingdom. For example, settlement of securities trades may be subject to extended delays so that the Portfolio may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, and the Portfolio may not be able to dispose of those securities quickly and at reasonable price affecting the Portfolio's liquidity. These markets may also experience greater volatility, which can materially affect the value of the Portfolio and its net asset value. Emerging market countries may have relatively unstable governments. In such environments, the risk of nationalization of business or of prohibitions on repatriations of assets is greater than in more stable, developed political and economic circumstances. The economy of an emerging market country may be predominately based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have restrictions on foreign ownership that may limit or eliminate the Portfolio's opportunity to acquire desirable securities.


EMERGING MARKETS SOVEREIGN DEBT

         Investments in sovereign debt securities of emerging market governments involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt especially if such debt is denominated in a currency other than that government's home currency. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Portfolio's net asset value, to a greater extent than the volatility inherent in domestic debt securities.

         A  sovereign  debtor's  willingness  or  ability  to  repay  principal, especially if such debt is denominated in a currency other than that government's home currency, and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject. Governments of emerging markets could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness timely to service its debt.

         If reliable market quotations are not available, the Portfolio values such securities in accordance with procedures established by the Board of Trustees. The Sub-advisor's judgment and credit analysis plays a greater role in valuing sovereign debt obligations than for securities where external sources for quotations and last sale information are available.


EUROPEAN MONETARY UNION AND THE EURO

         On January 1, 1999, the European Monetary Union ("EMU") introduced a new single currency, the Euro, which replaces the national currencies of the participating member nations. Until 2002, the national currencies will continue to exist, but exchange rates will be pegged to the Euro. In addition, the 11 participating countries will share a single official interest rate and will adhere to agreed upon guidelines on government borrowing. Although budgetary decisions remain in the hands of each participating country, the European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro group.


FEDERALLY TAXABLE OBLIGATIONS

         The Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio generally do not intend to invest in securities whose interest is taxable; however, from time to time the Portfolios may invest on a temporary basis in fixed-income obligations whose interest is subject to Federal income tax. For example, the Portfolios may invest in obligations whose interest is taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities.

         Should the Portfolios invest in taxable obligations, they would purchase securities that, in the Advisor's judgment, are of high quality. This would include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations of domestic banks and repurchase agreements. The Portfolios' standards for high-quality taxable obligations are essentially the same as those described by Moody's in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by S&P in rating corporate obligations within its two highest ratings of A-1 and A-2. The Portfolios may also acquire unrated securities determined by the Advisor to be of comparable quality.

         The Supreme Court of the United States has held that Congress may subject the interest on municipal obligations to Federal income tax. Proposals to restrict or eliminate the Federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals may also be introduced before state legislatures that would affect the state tax treatment of the Portfolios' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Portfolios' holdings would be affected and the Board of Trustees would reevaluate the Portfolios' investment objectives and policies.

         The Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio anticipate being as fully invested in municipal securities as is practicable; however, there may be occasions when as a result of maturities of portfolio securities, or sales of portfolio shares, or in order to meet redemption requests, the Portfolios may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions or to preserve credit quality, the Portfolios may be required to sell securities at a loss.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         The International Equity Portfolio and Emerging Markets Equity Portfolio may conduct foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price (I.E., a "forward foreign currency contract" or "forward contract"). The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         The International Equity Portfolio and Emerging Markets Equity Portfolio may use currency forward contracts for any purpose consistent with their respective investment objectives. The Small-Cap Equity Portfolio may invest in currency forward contracts to manage exchange rate risks and to facilitate transactions in foreign securities. The following discussion summarizes some, but not all, of the possible currency management strategies involving forward contracts that could be used by the Portfolios. The Portfolios may also use options and futures contracts relating to foreign currencies for the same purposes.

         When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment on the underlying security is made or received. The Portfolios may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisor.

         The Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in French francs, it could enter into a forward contract to sell francs in return for U.S. dollars to hedge against possible declines in the value of the French franc. Such a hedge (sometimes referred to as a "position hedge") will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the franc, for example, by entering into a forward contract to sell Deutsche marks in exchange for U.S. dollars. This type of strategy, sometimes known as a "proxy hedge", may offer advantages in terms of cost, yield or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses to the Portfolio if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The Portfolios may enter into forward contracts to shift their investment exposure from one currency into another currency that is expected to perform better relative to the U.S. dollar. For example, if a Portfolio held investments denominated in Deutsche marks, it could enter into forward contracts to sell Deutsche marks and purchase Swiss francs. This type of strategy, sometimes known as a "cross-hedge", will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

         Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover forward contracts. As required by SEC guidelines, the Portfolios will segregate assets to cover forward contracts, if any, whose purpose is essentially speculative. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

         Successful use of forward contracts will depend on the Advisor's skill in analyzing and predicting currency values. Forward contracts may substantially change the Portfolios' investment exposure to changes in currency exchange rates, and could result in losses to the Portfolios if currencies do not perform as the Advisor anticipates. For example, if a currency's value rose at a time when the Advisor had hedged a Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If the Advisor hedges currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisor increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the Advisor's use of forward contracts will be advantageous to the Portfolios or that they will hedge at an appropriate time.


FOREIGN INVESTMENTS

         Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor or Sub-advisor will be able to anticipate these potential events or counter their effects.

         The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

         The Portfolios may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.


ILLIQUID INVESTMENTS

         Illiquid investments cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Portfolios' investments and, through reports from the Advisor, the Board monitors investment in illiquid instruments. In determining the liquidity of the Portfolios' investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolios' rights and obligations relating to the investment), and (6) general credit quality. Investments currently considered by the Portfolios to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and government stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, over-the-counter options and swap agreements. Although restricted securities and municipal lease obligations are sometimes considered illiquid, the Advisor may determine certain restricted securities and municipal lease obligations to be liquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation (for money market fund Portfolios) and priced (for other Portfolios) at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, as a result of a change in values, net assets or other circumstances, a Portfolio were in a position where more than 10% (for money market fund Portfolios) or 15% (for other Portfolios) of its assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.


RESTRICTED SECURITIES

         Restricted securities are securities that generally can only be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

INDEXED SECURITIES

         The Portfolios may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.


LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         Direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Portfolios' policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy
the   borrower's   obligation,   or  that  the
collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Advisor will conduct research and analysis in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

         A loan is often administered by a bank or other financial institution which acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against the borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

         The Portfolios limit the amount of total assets that they will invest in any one issuer or in issuers within the same industry (see fundamental limitations for the Portfolios). For purposes of these limitations, the Portfolios generally will treat the borrower as the "issuer" of indebtedness held by the Portfolios. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-QUALITY MUNICIPAL SECURITIES

         The Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio may invest a portion of their assets in lower-quality municipal securities as described in the prospectus. While the markets for Maryland and Pennsylvania municipal securities are considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Portfolios to value their portfolio securities, and their ability to dispose of lower-quality bonds. The outside pricing services are monitored by the Advisor to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.

         The Portfolios may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Portfolios' shareholders.


LOWER-RATED DEBT SECURITIES

         Lower-rated debt securities (I.E., securities rated Ba1 or lower by Moody's or BB+ or lower by S&P, or having comparable ratings by other NRSROs) may have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

         While the market for lower-rated, high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992.

         The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing these debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value, and of a Portfolio to dispose of, lower-rated debt securities.

         Since the risk of default is higher for lower-rated debt securities, the research and credit analysis of the Advisor are an especially important part of managing a Portfolio's investment in securities of this type. In considering investments in such securities for the Portfolio, its Advisor will attempt to identify those issuers whose financial condition are adequate to meet future obligations, have improved, or are expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

         A Portfolio may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.


MUNICIPAL LEASE OBLIGATIONS

         Municipal leases and participation interests therein, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment, and other capital assets. Generally, the Portfolios will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a Portfolio a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

         Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation" clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance obligations.

         In determining the liquidity of a municipal lease obligation, the Advisor will differentiate between direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security, or any other investment structure using a municipal lease-purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

MARKET DISRUPTION RISK

         The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.

         Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Portfolio. For the money market fund Portfolios, investing in these securities may make it more difficult to maintain a stable net asset value per share.


PORTFOLIOS' RIGHTS AS SHAREHOLDERS

         The Portfolios do not intend to direct or administer the day-to-day operations of any company whose shares they hold. A Portfolio, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the board of directors or trustees, and the shareholders of a company when its Advisor determines that such matters could have a significant effect on the value of the Portfolio's investment in the company. The activities that a Portfolio may engage in, either individually or in conjunction with other shareholders, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or trustees, or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a Portfolio could be involved in lawsuits related to such activities. The Advisor will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Portfolio and the risk of actual liability if the Portfolio is involved in litigation. There is no guarantee, however, that litigation against a Portfolio will not be undertaken or liabilities incurred.


REAL-ESTATE-RELATED INSTRUMENTS

         Real-estate-related instruments include real estate investment trusts (REITs), commercial and residential mortgage-backed securities and real estate financings. Real-estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real assets, overbuilding and the management and creditworthiness of the issuer. Real-estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

REFUNDING CONTRACTS

         Refunding obligations require the issuer to sell and a Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or years in the future. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15% to 20% of the purchase price). The Portfolio may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.


REPURCHASE AGREEMENTS

         In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell it to the seller at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked to market daily) of the underlying security. The risk associated with repurchase agreements is that a Portfolio may be unable to sell the collateral at its full value in the event of the seller's default. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio in connection with bankruptcy proceedings), it is each Portfolio's current policy to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by its Advisor.


REVERSE REPURCHASE AGREEMENTS

         In a reverse repurchase agreement, a Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by its Advisor. These transactions may increase fluctuations in the market value of the Portfolio's assets and may be viewed as a form of leverage.


SECURITIES LENDING

         The Board of Trustees has authorized securities lending for the following Portfolios: Short-Term Treasury Portfolio, Short-Term Bond Portfolio, Intermediate Fixed Income Portfolio, U.S. Government Bond Portfolio and Income
Portfolio.   These   Portfolios   may  lend
securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and found satisfactory by the Advisor.

         It is the current view of the SEC that the Portfolios may engage in loan transactions only under the following conditions: (1) a Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, a Portfolio must be able to terminate the loan at any time; (4) a Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) a Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) a Portfolio must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (I.E., capital appreciation or depreciation).


SOVEREIGN DEBT OBLIGATIONS

         Sovereign debt instruments are securities issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require negotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.


STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

         SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs are listed on the American Stock Exchange. The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500, (b) a cash payment equal to a pro rata portion of the dividends accrued to the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing

Amount") designed to equalize the net asset value of the S&P 500 and the net asset value of a Portfolio Deposit.

         SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of a traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described below under "Hedging Strategies" relating to options, involved in the writing of options on securities.


STANDBY COMMITMENTS

         The Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio each may invest in standby commitments. These obligations are puts that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Portfolios may acquire standby commitments to enhance the liquidity of portfolio securities when the issuers of the commitments present minimal risk of default.

         Ordinarily a Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Portfolios may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, a Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments.

         Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised, the fact that standby commitments are not marketable by a Portfolio and the possibility that the maturities of the underlying securities may be different from those of the commitments.

SWAP AGREEMENTS

         Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Portfolio is not limited to any particular form of swap agreement if its Advisor determines it is consistent with the Portfolio's investment objective and policies.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility a Portfolio's investments and its share price and yield.

         The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Portfolios expect to be able to reduce their exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         A Portfolio will maintain appropriate liquid assets in segregated custodial accounts to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

TENDER OPTION BONDS

         The Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio may invest in tender option bonds. These bonds are created by coupling an intermediate- or long-term fixed-rate tax-exempt bond (generally held pursuant to a custodial agreement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Tax-Free Money Market Portfolio and Pennsylvania Tax-Free Money Market Portfolio may buy tender option bonds if the agreement gives the Portfolios the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for a Portfolio, the Advisor will, pursuant to procedures established by the Board of Trustees, consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third-party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.


VARIABLE OR FLOATING RATE INSTRUMENTS AND DEMAND OBLIGATIONS

         The money market fund Portfolios (other than the U.S. Treasury Money Market Portfolio) may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if the Portfolio acquires a right to sell the securities that meet certain requirements set forth in Rule 2a-7 under the 1940 Act. They may also invest in variable or floating rate demand obligations (VRDOs/FRDOs). These obligations are tax-exempt obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

         A demand obligation with a conditional demand feature must have received both a short-term and a long-term high quality rating from a NRSRO or, if unrated, have been determined by the Advisor to be of comparable quality pursuant to procedures adopted by the Board of Trustees. A demand obligation with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon finding of comparable short-term quality pursuant to procedures adopted by the Board.

         A Portfolio may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit a Portfolio to tender (or put) the bonds to an institution at periodic intervals of up to one year and to receive the principal amount thereof. A Portfolio considers variable rate obligations structured in this way (participating VRDOs) to be essentially equivalent to other VRDOs that it may purchase. The Internal Revenue Service (the "IRS") has not ruled whether or not the interest on participating VRDOs is tax-exempt and, accordingly, the Portfolios intend to purchase these obligations based on opinions of bond counsel.

         A variable rate instrument that matures in 397 or fewer days may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate obligation that matures in more than 397 days but that is subject to a demand feature that is 397 days or fewer may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument or obligation that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. The money market fund Portfolios may purchase a demand obligation with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or (b) at specific intervals not exceeding 397 days.


WARRANTS

         Warrants are securities that give a Portfolio the right to purchase equity securities from an issuer at a specific price (the "strike price") for a limited period of time. The strike price of a warrant is typically much lower than the current market price of the underlying securities, yet a warrant is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

         Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.


HEDGING STRATEGIES

         FUTURES TRANSACTIONS

         A Portfolio may use futures contracts and options on such contracts for bona fide hedging purposes within the meaning of regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). A Portfolio may also establish positions for other purposes provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio after taking into account unrealized profits and unrealized losses on any such instruments.

         FUTURES CONTRACTS

         When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P
500. A futures contract can be held until its delivery date, or can be closed out prior to its delivery date if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         FUTURES MARGIN PAYMENTS

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

   PURCHASING PUT AND CALL OPTIONS RELATING TO SECURITIES OR FUTURES  CONTRACTS

         By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed price (strike price). In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put-buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call-buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.

         WRITING PUT AND CALL OPTIONS

         When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Portfolio will be required to make margin payments to a FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         If the price of the underlying instrument rises, a put-writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put-writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing a call option is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call-writer mitigates the effects of a price decline. At the same time, because a call-writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call-writer gives up some ability to participate in security price increases.

         COMBINED POSITIONS

         A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics than those of the securities in which it typically invests - for example, by hedging intermediate-term securities with a futures contract on an index of long-term bond prices, or by hedging stock holdings with a futures contract on a broad-based stock index such as the S&P 500 - which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the price of the underlying security the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in the trading of options, futures and securities, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or may result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

         There is no assurance that a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively-low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if the price of an option or futures contract moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

         OTC OPTIONS

         Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option. While this type of arrangement allows a Portfolio greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges upon which they are traded.

         OPTIONS AND FUTURES CONTRACTS RELATING TO FOREIGN CURRENCIES

         Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put option obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures contracts are similar to options and futures contracts relating to securities or securities indices, as discussed above. A Portfolio may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Portfolio's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match exactly the amount of currency options and futures held by the Portfolio to the value of its investments over time.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

         The Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option position is outstanding, unless they are replaced with other appropriate liquid assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         SHORT SALES

         A Portfolio may enter into short sales with respect to securities it owns, or with respect to stocks underlying its convertible bond holdings (short sales "against the box"). For example, if the Advisor anticipates a decline in the price of the stock underlying a convertible security it holds, the Portfolio may sell the stock short. If the stock price substantially declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

         When a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.


                             SPECIAL CONSIDERATIONS

         The following information as to certain Maryland and Pennsylvania risk factors has been provided in view of the policy of the Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio of concentrating in Maryland and Pennsylvania municipal securities, respectively. This information constitutes only a brief summary of some of the more significant matters relating to the Portfolios, does not purport to be a complete description of risk factors, and is based on information drawn from official statements of issuers located in the State of Maryland and the Commonwealth of Pennsylvania and other public documents that were available as of the date of this Statement of Additional Information, as well as oral statements from various governmental agencies. We have not independently verified such information. Estimates and projections presented herein are based upon assumptions which could be affected by many factors and there can be no assurance that such estimates and projections will prove to be accurate.

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

MARYLAND TAX-FREE PORTFOLIO

         THE STATE AND ITS ECONOMY. According to 2000 Census reports, Maryland's population in that year was 5,296,486, reflecting an increase of approximately 10.4% from the 1990 Census. Maryland's population is concentrated in urban areas: the eleven counties and Baltimore City located in the Baltimore-Washington region contain 50.4% of the State's land area and 87.2% of its population. Overall, Maryland's population per square mile in 2000 was 541.8.

         Personal income in Maryland has grown at an average annual rate of 5% since 1990, slightly slower than the national average of 5.5% over the same period. Per capita income in 2000 was $33,872 in Maryland, compared to the national average of $29,676. Per capita income in Maryland has ranked as the fifth highest in the nation for each of the past ten years. Total employment in Maryland increased by 9.5% between 1991 and 2000. The State's unemployment rate was 3.9% in 2000, compared to a national rate of 4% for the same period. The unemployment rate in Maryland was 4.9% in 1996, 5.1% in 1997, 4.5% in 1998 and 3.5% in 1999.

         In 2000 the State posted taxable retail sales of $62 billion, which was an increase of over $24 billion, or 63.5%, from 1990. Sales accelerated strongly in 1999 and 2000, apparently as a result of high levels of consumer confidence generated by the lengthy success of the U.S. stock markets. It is impossible to predict the levels of taxable retail sales going forward. Taxable retail sales in Maryland grew by 4.7% from 1996 to 1997, by 3.1% from 1997 to 1998, by 6.7% from 1998 to 1999, and by 9.4% from 1999 to 2000.

         Services, wholesale and retail trade, government, and manufacturing (primarily printing and publishing, food and related products, instruments and similar products, industrial machinery, electronic equipment and chemical and allied products) are the leading areas of employment in the State of Maryland.

         STATE FISCAL INFORMATION. The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June 30. Maryland ended fiscal year 2000 with a $936.2 million general fund balance on a budgetary basis, of which $784.5 million was designated to fund fiscal-year 2001 operations. The State estimates that the general fund balance on a budgetary basis was approximately $385 million at June 30, 2001 and will be approximately $37.7 million at June 30, 2002.

         On April 4, 2000 the General Assembly, which is the legislative branch of the State government, approved the budget for fiscal year 2001. The budget includes, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarially recommended contributions for the State's seven retirement systems; (iii) funds dedicated to the debt service on the State's general obligation bonds in an amount sufficient to avoid an increase in the State's property tax; (iv) $596.3 million for capital projects (other than transportation projects), including $172 million for public school construction; (v) $3.1 billion in aid to local governments from general funds; and (vi) net general fund deficiency appropriations of $73.3 million for fiscal 2000, including $25.3 million to the State Reserve Fund.

         On April 3, 2001, the General Assembly approved the budget for fiscal year 2002. The 2002 budget includes, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarially recommended contributions for the State's seven retirement systems; (iii) funds dedicated to the debt service on the State's general obligation bonds in an amount sufficient to avoid an increase in the State's property tax; (iv) $643.9 million for capital projects (other than transportation projections) including $134 million for public school construction; (v) $3.3 billion in aid to local governments from general funds; and (vi) net general fund deficiency appropriations of $124.9 million for fiscal 2001, including $57.2 million for medical and foster care programs, $30.2 million to the State Reserve Fund and $10.3 million in aid to local governments.

         In 1999 the General Assembly created the Cigarette Restitution Fund, which will administer all funds received by the State in connection with the tobacco settlement. At least 50% of such appropriations must be used for various public health and planning initiatives related to tobacco. The remaining 50% can be appropriated for any public purpose. The fiscal year 2001 budget provides special fund appropriations authorized from the Cigarette Restitution Fund, including $52.9 million for education and $124.6 million for Medicaid managed care.

         STATE-LEVEL MUNICIPAL OBLIGATIONS. Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland's Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. The General Assembly authorizes a particular loan for a particular project or purpose. Beginning with its 1990 session, the General Assembly has annually enacted a Maryland Consolidated Capital Bond Loan, or "capital bond bill," that within a single enabling act authorizes various capital programs administered by State agencies and other projects for local governments or private institutions. Maryland had $4.6 billion of State tax-supported debt outstanding, and $961.1 million of authorized but unissued debt, at March 31, 2001.

         The public indebtedness of the State of Maryland and its agencies can be generally divided into the following categories:

o The State issues general obligation bonds for capital improvements and for various projects including local-government initiatives and grants to private, nonprofit, cultural or educational institutions. The State's real property tax is pledged exclusively to the repayment of these bonds. At least since the end of the Civil War, Maryland has paid the principal of and interest on its general obligation bonds when due.

o The Maryland Department of Transportation issues limited special-obligation bonds for transportation purposes, payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Holders of these bonds are not entitled to look to any other sources of payment.

o The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums and conference centers payable primarily from lease rentals, and sports lottery and other revenues.

o Certain other State units, such as Maryland's university systems, are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or assurance of repayment, and for which the state will have no liability for repayment. These obligations are payable solely from specific non-tax revenues of such borrowers.

o The State and certain of its agencies also enter into a variety of conditional purchase, sale-leaseback and similar transactions to finance the acquisition of facilities and equipment. Payments under these leases are subject to annual appropriation by the General Assembly. In the event that appropriations are not made, the State can not be held contractually liable for the payments. These transactions are subject to approval by the Board of Public Works, which is responsible for supervising most expenditures of State funds and is made up of the Governor, the Comptroller and the Treasurer of Maryland.

         Although the State has the authority to make short-term borrowings in anticipation of taxes and other receipts up to a maximum of $100 million, the State in the past 20 years has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.

         The State can also look to the Revenue Stabilization Fund, which is part of its Reserve Fund, to provide financial support for future needs and to reduce the need for future tax increases. The Revenue Stabilization Fund held $581.9 million at June 30, 2000; it is estimated that the Revenue Stabilization Fund held approximately $888.2 million as of June 30, 2001 and that it will contain approximately $567.9 million at June 30, 2002. However, the State can move some of those funds to cover other areas of its budget, so the actual balances may be lower in the future. There can be no assurance that these amounts, if accurate, will be sufficient to maintain current spending levels during periods of economic difficulty.

         For tax purposes, real property in Maryland is valued at market value but the assessment is made only as to a percentage of that value. This had been set at 40%, but revenue-neutral legislation enacted in 2000 requires that from 2002 real property must be taxed on its full cash value, with tax rates reduced by 60%. In addition, the General Assembly has restructured the taxation of the electric and natural-gas industries in Maryland in connection with the deregulation of these industries. Although these measures were designed to prevent broad changes in the effective tax yield, there can be no assurance that such matters will not adversely affect Maryland's financial planning. In 1997 the General Assembly lowered the State income tax by 10% during the period from 1997 through 2002. The local income taxes should be unaffected by this change.

         OTHER ISSUERS OF MUNICIPAL BONDS. Maryland can be divided into 24 subdivisions, comprised of its 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the

City of Baltimore typically receive most of their revenues from taxes on real and personal property, individual income taxes, transfer taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although as of June 2001, Baltimore City and each of the counties rated by Standard & Poor's has been rated "A" or above, some of the counties had to obtain additional insurance to achieve this rating on their debt; we cannot assure you that such ratings will be maintained in the future.

         Many of Maryland's counties have established subsidiary agencies with bond issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. For example, the Washington Suburban Sanitary Commission, which provides water and sewerage services, and the Maryland-National Capital Park and Planning Commission, which administers a park system for these counties, both issue general obligation bonds. Many of the municipal corporations in Maryland have issued general obligation bonds. In addition, all Maryland municipalities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers.

         Generally, the primary default risk associated with government obligations is the nonpayment of taxes supporting such indebtedness. In addition, certain debt obligations in the Maryland Tax-Free Portfolio may be obligations of issuers other than the State of Maryland, such as those listed above. Although the State of Maryland regularly receives the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay the State on the underlying indebtedness. Other obligations are issued by industrial development authorities, housing authorities, and other issuers who lack a taxing power to repay these obligations. Certain debt may be obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since the decline in one industry could substantially impede repayment. In addition, the Maryland Tax-Free Portfolio may include obligations issued by the government of Puerto Rico, the U.S. Virgin Islands or Guam or their authorities; any such obligations will bear their own particular risks in addition to any general risks described herein.

         A slowdown in the service sector could have an adverse effect on the Maryland economy because such a large proportion of employment within the State is attributable to that sector. Another primary source of employment in Maryland is the government; the percentage of Maryland residents employed by the federal government is more than twice the national average. Economic factors affecting the State will also affect the counties and the City of Baltimore, as well as agencies and other private borrowers.

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

PENNSYLVANIA TAX-FREE PORTFOLIO

GENERAL

         The  Commonwealth  of  Pennsylvania,  the fifth  most  populous  state, historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of the Commonwealth's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind in both the service sector and the trade sector as a source of employment in Pennsylvania. The Commonwealth is the headquarters for many major corporations. Pennsylvania's average annual unemployment rate for each year since 1986 has generally not been more than one percent greater or lesser than the nation's annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for April 2000 was 4.3% and for the United States for April 2000 was 4.5%. The population of Pennsylvania, 12.28 million people in 2000 according to the U.S. Bureau of the Census, represents an increase from the 1988 estimate of 11.85 million. Per capita income in Pennsylvania for 1999 of $28,676 was higher than the per capita income of the United States of $28,518. The Commonwealth's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of the Commonwealth are made, closed fiscal years ended June 30, 1998, June 30, 1999 and June 30, 2000 with positive fund balances of $1,959 million, $2,863 million and $4,264 million respectively.

DEBT

         The Commonwealth may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (for projects such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. The Commonwealth had outstanding general obligation debt of $5,014.9 million at June 30, 2000. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At January 15, 2000, all outstanding general obligation bonds of the Commonwealth were rated AA by S&P and Aa2 by Moody's (see Part 2 of this SAI). There can be no assurance that these ratings will remain in effect in the future. Over the five-year period ending June 30, 2005, the Commonwealth has projected that it will issue notes and bonds totaling $3,321 million and retire bonded debt in the principal amount of $2,488.2 million.

         Certain agencies created by the Commonwealth have statutory authorization to incur debt for which Commonwealth appropriations to pay debt service thereon are not required. As of June 30, 2000, the Combined total debt outstanding for all these agencies was $10,627 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. The only obligations of agencies in the Commonwealth that bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency
(PHFA), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

LOCAL GOVERNMENT DEBT

         Numerous  local   government   units  in  Pennsylvania   issue  general
obligation (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by the Commonwealth. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt (I.E., that approved by the voters) is unlimited. In addition, local
government  units  and  municipal  and  other   authorities  may  issue  revenue
obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefiting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligations debt.

LITIGATION

         Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, COUNTY OF ALLEGHENY V. COMMONWEALTH OF PENNSYLVANIA involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system, and PPG INDUSTRIES, INC. V. COMMONWEALTH OF PENNSYLVANIA involves whether the manufacturing exemption to the Commonwealth's capital stock and franchise tax is unconstitutional. No estimates for the amount of these claims are available.

OTHER FACTORS

         The performance of the obligations held by the Fund issued by the Commonwealth, its agencies, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within the Commonwealth and to the creditworthiness of certain non-Commonwealth related obligors, depending upon the Pennsylvania Municipal Money Market Fund's portfolio mix at any given time. Adverse changes to the state-wide, regional or local economies or changes in government may adversely affect the creditworthiness of the Commonwealth, its agencies and municipalities, and certain other non-government related obligors of Pennsylvania tax-free obligations (e.g., a university, a hospital or a corporate obligor). The City of Philadelphia, for example, experienced severe financial problems that impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. Conversely, some obligations held by the Fund will be almost exclusively dependent on the creditworthiness of one underlying obligor, such as a project occupant or provider of credit or liquidity support.

                             PORTFOLIO TRANSACTIONS

         The Advisor (or Sub-advisor) seeks the most favorable price and execution with respect to portfolio transactions. In seeking the most favorable price and execution, the Advisor, having in mind a Portfolio's best interest, considers all factors it deems relevant, including, by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction, taking into account market process and trends; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions.

         Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary by the price and the size of the transaction along with the quality of service. Transactions in foreign securities often involve the payment of fixed brokerage commissions, that are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the OTC markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         For each Portfolio, the Advisor (or Sub-advisor) places all orders for the purchase and sale of Portfolio securities and buys and sells securities for the Portfolio through a number of brokers and dealers.

         It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor (or Sub-advisor) may receive research, statistical, and quotation services from broker-dealers with which it places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor (or Sub-advisor) and its affiliates in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios. The fee paid by a Portfolio to the Advisor is not reduced because the Advisor (or Sub-advisor) and its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor (or Sub-advisor) of a Portfolio may cause a Portfolio to pay a broker-dealer that provides brokerage and research services to the Advisor (or Sub-advisor) a commission in excess of the commission charged by another broker-dealer for effecting a particular transaction. To cause a Portfolio to pay higher commissions, the Advisor (or Sub-advisor) must determine in good faith that such commissions are reasonable in relation to the value of the brokerage or research service provided by such executing broker-dealers viewed in terms of a particular transaction or the Advisor's (or Sub-advisor's) overall responsibilities to the Portfolio or its other clients. In reaching this determination, the Advisor (or Sub-advisor) will not attempt to place a specific dollar value on the brokerage or research services provided or to determine what portion of the compensation should be related to those services.

         Certain investments may be appropriate for a Portfolio and for other clients advised by the Advisor (or Sub-advisor). Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but fewer than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of the Advisor (or Sub-advisor) on the same day. In each of these situations, the transactions will be allocated among the clients in a manner considered by the Advisor (or Sub-advisor) to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients in the interest of achieving the most favorable execution for the Portfolio.

          For the fiscal year ended April 30, 1999, the U.S. Government Bond Portfolio, Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio, Value Equity Portfolio, Capital Growth Portfolio and Small-Cap Equity Portfolio paid brokerage commissions of $1,400, $138,610, $176,499, $38,056, $182,928, $74,796, $587,947,
$236,101 and $249,580, respectively.

          For the fiscal year ended April 30, 2000, the Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio,
Mid-Cap Equity Portfolio, Value Equity Portfolio, Capital Growth Portfolio and Small-Cap Equity Portfolio paid brokerage commissions of $175,528, $166,296, $81,465, $270,399, $85,654, $634,832, $396,859, and $480,274 respectively.

          For the fiscal year ended April 30, 2001, the International Equity Portfolio, Emerging Markets Equity Portfolio, Balanced Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio, Blue Chip Equity Portfolio, Equity Income Portfolio, Mid-Cap Equity Portfolio, Equity Index Portfolio and Value Equity Portfolio paid brokerage commissions of $130,043, $34,980, $256,636, $618,852, $1,119,371, $408,547, $79,877, $177,530, $76,861, and $326,608, respectively.

          For the fiscal years ended April 30, 1999, 2000 and 2001, the Portfolios paid no brokerage commissions to affiliated brokers.

          The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of April 30, 2001 the Portfolios held securities of the Fund's "regular brokers or dealers" as follows: the Money Market Portfolio held corporate obligations issued by Bear Sterns valued at

$28,300,000, corporate obligations issued by Credit Suisse First Boston valued at $20,000,000, corporate obligations issued by Goldman Sachs valued at
$10,000,000,   corporate   obligations  issued  by  Lehman  Brothers  valued  at
$27,884,523, corporate obligations issued by Merrill Lynch valued at $40,000,000, corporate obligations issued by Morgan Stanley Dean Witter valued at $50,000,000, corporate obligations issued by Salomon Smith Barney valued at $30,002,092, repurchase agreements issued by Deutsche Bank valued at $46,000,000, repurchase agreements issued by Goldman Sachs valued at $5,738,376, and repurchase agreements issued by Salomon Smith Barney valued at $45,000,000; the U.S. Government Money Market Portfolio held repurchase agreements issued by Deutsche Bank valued at $329,000,000, repurchase agreements issued by Goldman Sachs valued at $11,865,840, and repurchase agreements issued by Salomon Smith Barney valued at $329,000,000; the Short-Term Bond Portfolio held corporate obligations issued by Bear Stearns valued at $813,000, corporate obligations issued by Credit Suisse First Boston valued at $1,000,122, corporate obligations issued by Merrill Lynch valued at $2,077,994, corporate obligations issued by Morgan Stanley Dean Witter valued at $996,627, and repurchase agreements issued by Credit Suisse First Boston valued at $5,809,671; the Intermediate Fixed Income Portfolio held corporate obligations issued by Bear Stearns valued at $834,000, corporate obligations issued by Goldman Sachs valued at $1,986,075, corporate obligations issued by Merrill Lynch valued at $1,479,375, corporate obligations issued by Morgan Stanley Dean Witter valued at $1,494,941, and repurchase agreements issued by Credit Suisse First Boston valued at $3,327,028; the U.S. Government Bond Portfolio held repurchase agreements issued by Credit Suisse First Boston valued at $877,400; the Income Portfolio held corporate obligations issued by Deutsche Bank valued at $261,875, corporate obligations issued by Goldman Sachs valued at $8,001,792, corporate obligations issued by Lehman Brothers valued at $5,605,160, corporate obligations issued by Salomon Smith Barney valued at $5,000,000, and repurchase agreements issued by Credit Suisse First Boston valued at $12,220,052; the Balanced Portfolio held corporate obligations issued by Bear Stearns valued at $1,042,500, corporate obligations issued by Lehman Brothers valued at $1,048,972, repurchase agreements issued by Credit Suisse First Boston valued at $19,352,924, equity securities issued by Merrill Lynch valued at $3,085,000, and equity securities issued by Morgan Stanley Dean Witter valued at $5,651,100; the Equity Income Portfolio held repurchase agreements issued by Credit Suisse First Boston valued at $2,879,181; the Value Equity Portfolio held repurchase agreements issued by Credit Suisse First Boston valued at $9,191,219; the Equity Index Portfolio held repurchase agreements issued by Credit Suisse First Boston valued at $426,374, equity securities issued by Bear Stearns valued at $64,334, equity securities issued by Lehman Brothers valued at $171,690, equity securities issued by Merrill Lynch valued at $485,579, and equity securities issued by Morgan Stanley Dean Witter valued at $690,690; the Blue Chip Equity Portfolio held repurchase agreements issued by Credit Suisse First Boston valued at $18,490,564, and equity securities issued by Morgan Stanley Dean Witter valued at $7,534,800; the Capital Growth Portfolio held repurchase agreements issued by Credit Suisse
First Boston valued at $6,732,746, equity securities issued by Merrill Lynch valued at $2,159,500, and equity securities issued by Morgan Stanley Dean Witter valued at $2,197,650; the Mid-Cap Equity Portfolio held repurchase agreements issued by Credit Suisse First Boston valued at $7,244,636; the Small-Cap Equity Portfolio held repurchase agreements issued by Credit Suisse First Boston valued at $10,588,569; and the International Equity Portfolio held equity securities issued by Deutsche Bank valued at $539,240.

                        VALUATION OF PORTFOLIO SECURITIES


MONEY MARKET FUND PORTFOLIOS

         Each money market fund Portfolio values its investments on the basis of amortized cost. This method involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the Portfolio would receive if it sold the instrument.

         Valuing a Portfolio's instruments on the basis of amortized cost and use of the term "money market portfolio" are permitted by Rule 2a-7 under the 1940 Act. Each money market fund Portfolio must adhere to certain conditions under Rule 2a-7.

         The Board of Trustees oversees the Advisor's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize each money market fund Portfolio's net asset value per share ("NAV") at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a Portfolio's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees will take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or other unfair result. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

         During periods of declining interest rates, a Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Portfolio would be able to obtain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.


OTHER PORTFOLIOS

         Valuations of portfolio securities furnished by the pricing service utilized by the Fund are based upon a computerized matrix system and/or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and each Portfolio's respective pricing agent under general supervision of the Board of Trustees.

         Securities owned by each of these Portfolios are valued by various methods depending on the market or exchange on which they trade. Securities traded on a national securities exchange are valued at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded in the over-the-counter market are valued at the last sale price, or if no sale has occurred, at the closing bid price. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined under procedures established by the Board of Trustees.

         Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. Government Securities, Money Market Instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by a Portfolio are determined as of such time for the purpose of computing a Portfolio's NAV. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The pricing agent gathers all exchange rates daily at 2:00 p.m., Eastern time, and using the last quoted price of the security in the local currency, translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to affect materially the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued pursuant to the procedures established by the Board of Trustees.

                              PORTFOLIO PERFORMANCE

YIELD CALCULATIONS

         In computing the yield of shares of a money market fund Portfolio for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A money market fund Portfolio may also calculate a compounded effective yield for its shares by compounding the base period return over a one-year period. In addition to the current yield, the money market fund Portfolios may quote yields in advertising based on any historical seven-day period. Yields for the shares of the money market fund Portfolios are calculated on the same basis as other money market funds, as required by regulation.

         For shares of Portfolios other than the money market fund Portfolios, yields used in advertising are computed by dividing the interest income for a given 30-day or one-month period, net of the Portfolio's expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the Portfolio's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of the yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of determining yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to your account, or income reported in the Portfolio's financial statements.

         For the Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio, a tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the Portfolio's tax-free yield. Tax-equivalent yields are calculated by dividing a Portfolio's yield by the result of one minus a stated Federal or combined Federal, state and city tax rate. (If only a portion of a Portfolio's yield was tax-exempt, only that portion is included in the calculation.) If any portion of a Portfolio's income is derived from obligations subject to state or Federal income taxes, its tax-equivalent yield will generally be lower.

         See Appendix B for tables showing the effect of a shareholder's tax status on effective yield under the Federal income tax laws for 2001.

         For the seven-day period ended April 30, 2001, the yields and effective yields for the money market fund Portfolios were:


      NAME OF PORTFOLIO AND CLASS            YIELD          EFFECTIVE YIELD
      ---------------------------            -----          ---------------
U.S. TREASURY MONEY MARKET PORTFOLIO
Retail Class A                               4.00%               4.08%
Institutional Class                          4.23%               4.32%
Institutional II Class                       4.15%               4.24%

U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Retail Class A                               4.07%               4.15%
Institutional Class                          4.30%               4.39%
Institutional II Class                       4.23%               4.32%

MONEY MARKET PORTFOLIO
Retail Class A                               4.39%               4.48%
Retail Class B                               3.68%               3.75%

      NAME OF PORTFOLIO AND CLASS            YIELD          EFFECTIVE YIELD
      ---------------------------            -----          ---------------
Institutional Class                          4.62%               4.72%
Institutional II Class                       4.55%               4.65%

TAX-FREE MONEY MARKET PORTFOLIO
Retail Class A                               3.64%               3.71%
Institutional Class                          3.87%               3.95%
Institutional II Class                       3.80%               3.87%


         Listed below are yields for the following Portfolios for the 30-day period ended April 30, 2001:


      NAME OF PORTFOLIO AND CLASS                                YIELD
      ---------------------------                                -----
SHORT-TERM TREASURY PORTFOLIO
Retail Class A                                                  3.50%
Institutional Class                                             3.69%

SHORT-TERM BOND PORTFOLIO
Institutional Class                                             4.84%

MARYLAND TAX-FREE PORTFOLIO
Retail Class A                                                  3.68%
Retail Class B                                                  3.10%
Institutional Class                                             3.99%

PENNSYLVANIA TAX-FREE PORTFOLIO
Retail Class A                                                  3.84%
Retail Class B                                                  3.26%
Institutional Class                                             4.16%

INTERMEDIATE FIXED INCOME PORTFOLIO
Institutional Class                                             5.17%

U.S. GOVERNMENT BOND PORTFOLIO
Retail Class A                                                  4.96%
Institutional Class                                             5.34%

INCOME PORTFOLIO
Retail Class A                                                  5.16%
Retail Class B                                                  4.65%
Institutional Class                                             5.54%

         NAME OF PORTFOLIO AND CLASS                            YIELD
         ---------------------------                            -----
BALANCED PORTFOLIO
Retail Class A                                                  1.94%
Retail Class B                                                  1.31%
Institutional Class                                             2.14%

EQUITY INCOME PORTFOLIO
Retail Class A                                                  1.64%
Institutional Class                                             1.78%

VALUE EQUITY PORTFOLIO
Retail Class A                                                  0.23%
Retail Class B                                                 (0.52)%
Institutional Class                                             0.33%

EQUITY INDEX PORTFOLIO
Retail Class A                                                  0.77%
Institutional Class                                             1.04%

BLUE CHIP EQUITY PORTFOLIO
Retail Class A                                                  0.26%
Retail Class B                                                 (0.43)%
Institutional Class                                             0.36%

TOTAL RETURN


         Under the rules of the SEC, the Portfolios' total return must be calculated according to the following formula:


    P(1 + T) (n-superscript) = ERV

            Where:      P       =     a hypothetical initial payment of $1,000

                        T       =     average annual total return

                        n       =     number of years (1, 5 or 10)

                        ERV     =     ending redeemable value of a hypothetical
                                      $1,000 payment made at the beginning of
                                      the designated period (or fractional
                                      portion thereof)

         Under the above formula, the time periods used will be based on rolling calendar quarters, updated to the last day of the most recent quarter and will cover one-, five-, and ten-year periods or a shorter period dating from the commencement of operations of a Portfolio. In calculating the ending redeemable value for shares of the Portfolios, all dividends and distributions by the Portfolios are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. "T" in the formula above is calculated by finding the average annual compounded rate of return over the period that would equate an assumed initial payment of $1,000 to the ending redeemable value. Any recurring account charges that might be imposed by the Portfolios in the future would be included.

         The Portfolios may also from time to time publish total return figures that are not calculated according to the formula set forth above to compare more accurately the Portfolios' performance with other measures of investment return. For example, in comparing the Portfolios' total return with data published by Lipper Analytical Services, Inc., the Portfolios' calculate their aggregate and average annual total returns for the specified periods of time by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.

         The average annual total returns for the one-year period and five-year period ended April 30, 2001 and since inception are shown in the table below. The performance shown for Retail Class A and Retail Class B includes applicable sales charges.

      NAME OF PORTFOLIO
           AND CLASS                   ONE-YEAR          FIVE-YEAR          SINCE INCEPTION
     ------------------                --------          ---------          ---------------
SHORT-TERM BOND PORTFOLIO
Institutional Class(1)                  9.70%              5.62%               5.51%      (April 1, 1996)

SHORT-TERM TREASURY PORTFOLIO
Retail Class A                          8.24%               N/A                5.53%      (September 9, 1996)
Institutional Class                     8.45%              5.67%               5.57%      (March 20, 1996)

MARYLAND TAX-FREE PORTFOLIO
Retail Class A(2)                       4.14%               N/A                3.58%      (November 18, 1996)
Retail Class B(3)                       3.47%               N/A                6.31%      (November 18, 1996)
Institutional Class                     9.34%               N/A                4.81%      (November 18, 1996)

--------------------------------------
       (1) Performance presented prior to March 23, 1998 reflects the performance of the Marketvest Short-Term Bond Fund shares, which were reorganized into the Portfolio on that date, and were offered beginning April 1, 1996.
       (2) Class A Shares of the Portfolio were offered beginning January 2, 1997. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

      NAME OF PORTFOLIO
           AND CLASS               ONE-YEAR          FIVE-YEAR          SINCE INCEPTION
     ------------------            --------          ---------          ---------------
PENNSYLVANIA TAX-FREE
PORTFOLIO
Retail Class A(4)                   4.10%              3.05%            3.07%      (April 1, 1996)
Retail Class B(5)                   3.30%              4.93%            5.05%      (April 1, 1996)
Institutional Class(6)              9.25%              4.22%            4.22%      (April 1, 1996)

INTERMEDIATE FIXED INCOME
PORTFOLIO
Institutional Class                10.72%               N/A             5.73%      (November 18, 1996)

U.S. GOVERNMENT BOND
PORTFOLIO
Retail Class A(7)                   5.71%              6.05%            5.81%      (April 1, 1996)
Institutional Class(8)             10.88%              5.73%            5.52%      (April 1, 1996)

----------------------------------
       (3) Class B Shares of the Portfolio were offered beginning September 1, 1999. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Class B Shares. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (4) Class A Shares of the Portfolio were offered beginning March 23, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (5) Class B Shares of the Portfolio were offered beginning September 1, 1999. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (6) Performance presented prior to March 23, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund shares, which were reorganized into the Portfolio on that date, and were offered beginning April 1, 1996.

       (7) Class A Shares of the Portfolio were offered beginning April 1, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Intermediate U.S. Government Bond Fund, which began offering its shares on April 1, 1996. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (8) Performance presented prior to March 23, 1998 reflects the performance of the Marketvest Intermediate U.S. Government Bond Fund shares, which were reorganized into the Portfolio on that date, and were offered beginning April 1, 1996.

     NAME OF PORTFOLIO
           AND CLASS                 ONE-YEAR              FIVE-YEAR          SINCE INCEPTION
     ------------------              --------              ---------          ---------------
INCOME PORTFOLIO
Retail Class A(9)                     6.22%                  5.31%             5.11%        (July 16, 1993)
Retail Class B(10)                    5.35%                  5.26%             5.06%        (July 16, 1993)
Institutional Class                  11.28%                  6.48%             6.05%        (July 16, 1993)

BALANCED PORTFOLIO
Retail Class A(11)                  (11.48)%                12.41%            11.21%        (July 16, 1993)
Retail Class B(12)                  (12.05)%                12.12%            11.01%        (July 16, 1993)
Institutional Class                  (6.93)%                13.71%            12.30%        (July 16, 1993)

EQUITY INCOME PORTFOLIO
Retail Class A                        0.31%                  N/A              10.69%        (May 9, 1997)
Institutional Class                   5.42%                  N/A              12.06%        (November 18, 1996)

VALUE EQUITY PORTFOLIO
Retail Class A(13)                  (10.54)%                12.07%            12.80%        (April 1, 1996)
Retail Class B(14)                  (10.75)%                11.80%            12.33%        (April 1, 1996)
Institutional Class(15)              (5.96)%                13.59%            13.97%        (April 1, 1996)

-----------------------------------
       (9) Class A Shares of the Portfolio were offered beginning April 12, 1994. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (10) Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Class B Shares. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (11) Class A Shares of the Portfolio were offered beginning March 9, 1994. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (12) Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Class B Shares. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (13) Class A Shares of the Portfolio were offered beginning April 1, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (14) Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Class B Shares. The Portfolio's Institutional Class commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.


     NAME OF PORTFOLIO
           AND CLASS                   ONE-YEAR             FIVE-YEAR          SINCE INCEPTION
     ------------------                --------             ---------          ---------------
EQUITY INDEX PORTFOLIO
Retail Class A                        (16.68)%                 N/A              8.54%        (November 3, 1997)
Institutional Class                   (12.34)%                 N/A              9.42%        (October 1, 1997)

BLUE CHIP EQUITY PORTFOLIO
Retail Class A(16)                    (17.40)%                15.78%           15.74%        (April 1, 1996)
Retail Class B(17)                    (18.11)%                16.08%           16.05%        (April 1, 1996)
Institutional Class                   (13.20)%                17.02%           17.00%        (April 1, 1996)

CAPITAL GROWTH PORTFOLIO
Retail Class A(18)                    (24.15)%                19.48%           15.82%        (July 16, 1993)
Retail Class B(19)                    (24.60)%                19.04%           15.37%        (July 16, 1993)
Institutional Class                   (20.32)%                20.81%           16.88%        (July 16, 1993)


------------------------------------
       (15) Performance   presented  prior  to   March  30,  1998  reflects  the
performance of the Marketvest Equity Fund shares, which were reorganized into the Portfolio on that date, and were offered beginning April 1, 1996.

       (16) Class A Shares of the Portfolio were offered beginning May 16, 1996. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (17) Class B Shares of the Portfolio were offered beginning July 31, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Class B Shares. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (18) Class A Shares of the Portfolio were offered beginning March 9, 1994. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (19) Class B Shares of the Portfolio were offered beginning September 14, 1998. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Class B Shares. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

     NAME OF PORTFOLIO
           AND CLASS                   ONE-YEAR                 FIVE-YEAR          SINCE INCEPTION
     ------------------                --------                 ---------          ---------------
MID-CAP EQUITY PORTFOLIO
Retail Class A(20)                     (11.04)%                   N/A              16.52%        (November 18, 1996)
Institutional Class                     (6.55)%                   N/A              18.30%        (November 18, 1996)

SMALL-CAP EQUITY PORTFOLIO
Retail Class A(21)                     (14.36)%                  19.14%            24.41%        (July 13, 1995)
Retail Class B(22)                     (15.70)%                  19.15%            24.35%        (July 13, 1995)
Institutional Class                    (10.05)%                  20.45%            25.72%        (July 13, 1995)

INTERNATIONAL EQUITY PORTFOLIO
Retail Class A(23)                     (26.40)%                   1.61%             6.17%        (January 7, 1992)
Institutional Class(24)                (22.58)%                   2.75%             6.82%        (January 7, 1992)

EMERGING MARKETS EQUITY
PORTFOLIO
Retail Class A(25)                     (36.01)%                 (10.57)%           (0.23)%       (January 7, 1992)


--------------------------------------
       (20) Class A Shares of the Portfolio were offered beginning September 1, 1999. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (21) Class A Shares of the Portfolio were offered beginning May 16, 1996. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (22) As of the date of this statement of additional information. Class B Shares did not have a full calendar year of performance. Performance results shown are for the Portfolio's Institutional Class and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Class B Shares. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.

       (23) Performance presented prior to August 12, 2000 reflects the performance of the Govett International Equity Fund shares, which were reorganized into the Portfolio on that date, and were offered beginning January 7, 1992.

       (24) Performance presented prior to August 12, 2000 reflects the performance of Class A Retail Shares of the Govett International Equity Fund from its inception date of January 7, 1992. Institutional Class shares of the Govett fund were offered beginning July 24, 1998. The assets of the Govett fund were reorganized into the Portfolio on August 12, 2000. There was no sales charge applicable to Class A Retail Shares of the Govett fund.

       (25) Performance presented prior to August 12, 2000 reflects the performance of the Govett Emerging Markets Equity Fund shares, which were reorganized into the Portfolio on that date, and were offered beginning January 7, 1992.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


CALCULATION OF NAV

         Each Portfolio is open for business and its NAV is calculated each day that the Federal Reserve Bank of New York ("FRB") and the New York Stock Exchange ("NYSE") are open for trading (a "Business Day").

         The  calculation  of  the  NAV,   dividends  and   distributions  of  a
Portfolio's Retail Class A, Retail Class B, Institutional Class and Institutional II Class shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Portfolio's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to independent Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs,
(viii)  interest,  taxes  and  brokerage  commissions,  and  (ix)  non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) distribution and/or other fees, (ii) transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Portfolio as a whole.

         The following holiday closings have been scheduled for 2002 and the Fund expects the schedule to be the same in the future: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The NYSE or FRB may also close on other days. When the NYSE or the FRB is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, each Portfolio will determine its NAV at the close of business, the time of which will coincide with the closing of the NYSE. To the extent that securities held by a Portfolio are traded in other markets on days the NYSE or FRB is closed (when investors do not have access to the Portfolio to purchase or redeem shares), the Portfolio's NAV may be significantly affected.


CONVERSION OF RETAIL CLASS B SHARES

         Retail Class B shares will automatically convert into Retail Class A shares at the end of the month eight years after the purchase date. Retail Class B shares acquired by exchanging Retail Class B shares of another Portfolio will convert into Retail Class A shares based on the time of the initial purchase. Retail Class B shares acquired through reinvestment of distributions will convert into Retail Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Retail Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Retail Class B shares in accordance with such procedures as the Board of Trustees may determine from time to time. The conversion of Retail Class B shares to Retail Class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.


REDEMPTION IN KIND

         Under normal circumstances, a Portfolio will redeem shares in cash as described in the prospectus. However, if the Board of Trustees determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of portfolio securities in lieu of cash, in conformity with applicable rules of the SEC, the Portfolio will make such distributions in kind. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Calculation of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio during any 90-day period for any one shareholder.

                                      TAXES

         The following is only a summary of certain additional Federal income tax considerations generally affecting the Portfolios and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the Federal, state or local tax treatment of the Portfolios or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning.

         The following is only a summary of certain Federal income tax considerations generally affecting the Portfolios and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the Federal, state or local tax treatment of the Portfolios or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning.

         The following discussion of Federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.


TAXATION OF THE PORTFOLIOS

         Each Portfolio is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a RIC under the Code. By doing so, a Portfolio (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, if any, determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

         To continue to qualify for treatment as a RIC, a Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (the "Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (the "Income Requirement"); and (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or securities of other RICs) of any one issuer.

         If a Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" described below under "- Tax-Free Portfolios" and distributions of net capital gain, as taxable dividends (that is, ordinary income) to the extent of the Portfolio's earnings and profits. (For corporate shareholders, however, those distributions generally would be eligible for the 70% dividends-received deduction.) In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Each Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For purposes of the foregoing, a Portfolio will include in the amount distributed in a calendar year any amount taxed to it for the taxable year ending in that calendar year. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Excise Tax. However, a Portfolio may in certain circumstances be required to liquidate portfolio investments to make those distributions.

         The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gain from the disposition of foreign currencies

(except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Certain futures, foreign currency contracts and listed nonequity options (such as those on a securities index) in which a Portfolio may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Portfolio holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Portfolio must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Portfolio recognizes, without in either case increasing the cash available to the Portfolio.

         Offsetting positions a Portfolio enters into or holds in any actively traded security, option, futures or forward contract may constitute a "straddle" for Federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to a Portfolio, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (I.E., a straddle of which at least one, but not all, positions are section 1256 contracts).

         When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

TAXATION OF SHAREHOLDERS

         Distributions from a Portfolio's investment company taxable income (which includes net short-term capital gain) are taxed as dividends, which generally are taxed at a maximum marginal rate of 39.6% in the case of non-corporate taxpayers. Distributions out of a Portfolio's net capital gain, if any, that it designates as capital gain distributions are taxed to its shareholders as long-term capital gain, regardless of the length of time a shareholder has held the shares on which the distributions are paid and whether the gain was reflected in the price the shareholder paid for those shares or is attributable to bonds bearing tax-exempt interest. Net capital gain of a non-corporate taxpayer generally is taxed at a maximum rate of 20%. Corporate taxpayers are currently taxed at the same maximum marginal rates on both ordinary income and net capital gain.

         A portion of the dividends from a Portfolio's investment company taxable income, whether paid in cash or reinvested in additional shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a Portfolio receives from domestic corporations (and capital gain distributions thus are not eligible for the deduction). However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the AMT. Corporate shareholders should consult their tax advisors regarding other requirements applicable to the dividends-received deduction.

         The Portfolios' distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in the last quarter of any calendar year and payable to shareholders of record on a date in that quarter will be taxed as though paid on December 31 if they are paid in January of the following year. The Portfolios will send non-corporate shareholders a tax statement by January 31 showing the tax status of the distributions received in the prior year. Shareholders also will be notified as to the portion of distributions from a Tax-Free Portfolio that are exempt from Federal income tax.

         Shareholders may realize capital gain or loss when they redeem (sell) or exchange their Portfolio shares. Any such gain or loss recognized by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares were held for more than twelve months, provided that if a shareholder redeems or exchanges at a loss Portfolio shares held for six months or less on which a capital gain distribution was paid, then the loss will be treated as a long-term capital loss to the extent of that distribution. Any resultant net capital gain will be subject to the maximum 20% rate.

         On the record date for a dividend or capital gain distribution, the applicable Portfolio's share value is reduced by the amount of the distribution. If a shareholder were to buy shares shortly before the record date ("buying a dividend"), he or she would pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

         Each Portfolio must withhold and remit to the U.S. Treasury 30.5 % (30% during 2002) of taxable dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, payable to any individuals and certain other non-corporate shareholders if the shareholder fails to certify that the taxpayer identification number ("TIN") furnished to the Portfolio is correct ("backup withholding"). Backup withholding at those rates also is required from a Portfolio's dividends and capital gain distributions payable to such a shareholder if (1) the shareholder fails to certify that he or she has not received notice from the IRS that the shareholder is subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Portfolio to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or the shareholder has failed to properly report such income.


INTERNATIONAL EQUITY AND EMERGING MARKETS EQUITY PORTFOLIOS

         Dividends and interest these Portfolios receive, and gains they realize, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid.

         Each of these Portfolios may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Portfolio that invests in one or more PFICs may make certain elections permitted under the Code and adopt certain tax strategies to reduce or eliminate these adverse consequences. Pursuant to those elections and some of those strategies, a Portfolio may be required to distribute amounts in excess of its realized income and gains.

         Gains or losses (1) from the disposition of foreign currencies, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (E.G., swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (4) that are attributable to exchange rate fluctuations between the time a Portfolio accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains will increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.


TAX-FREE PORTFOLIOS-TAX-FREE MONEY MARKET PORTFOLIO, PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO, MARYLAND TAX-FREE PORTFOLIO AND PENNSYLVANIA TAX-FREE PORTFOLIO

         If a Tax-Free Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

         Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisors before purchasing shares of a Tax-Free Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

         If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

         If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

         A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

         Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code, H.R. 10 plans and individual retirement accounts.

MARYLAND TAX MATTERS

         To the extent that dividends paid by the Portfolios qualify as exempt-interest dividends of a regulated investment company, the portion of exempt-interest dividends that represents interest received by the Portfolios
(a) on obligations of Maryland or its political  subdivisions  and  authorities,
(b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Portfolios. In addition, gains realized by the Portfolios from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, will not be subject to Maryland state and local income taxes.

         To the extent that distributions of the Portfolios are attributable to sources other than those described in the preceding paragraph, such as interest received by the Portfolios on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Portfolios might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.


PENNSYLVANIA TAX MATTERS

         To the extent that dividends paid by the Portfolios qualify as exempt-interest dividends of a regulated investment company, the portion of exempt-interest dividends that represents interest received by the Portfolios on obligations (a) of Pennsylvania or its political subdivisions and authorities, or (b) of the United States or an authority, commission, instrumentality, possession or territory of the United States, will be exempt from Pennsylvania state and local income taxes when allocated or distributed to a shareholder of the Portfolios.

         In addition, gains realized by the Portfolios from the sale or exchange of a bond issued by Pennsylvania or a political subdivision of Pennsylvania, or by the United States or an authority, commission or instrumentality of the United States, will not be subject to Pennsylvania state and local income taxes. To the extent that distributions of the Portfolios are attributable to sources other than those described in the preceding sentences, such as interest received by the Portfolios on obligations issued by states other than Pennsylvania or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Pennsylvania, and income earned on repurchase agreements, such distributions will be subject to Pennsylvania state and local income taxes. Income earned on certain private activity bonds which the Portfolios might hold will constitute a Pennsylvania tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Pennsylvania state and local income taxes.

                              TRUSTEES AND OFFICERS

         The Trustees and officers of the Fund and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" of the Fund (as defined in the 1940 Act) is indicated by an asterisk (*). Unless otherwise indicated, the business address of each officer is One Freedom Valley Drive, Oaks, PA 19456.

         WILLIAM H. COWIE, JR., 1408 Ruxton Road,  Baltimore,  MD 21204. Date of
Birth: 1/24/31. Trustee since 1993. Prior to retirement, Mr. Cowie was Chief Financial Officer (1991-1995) of Pencor, Inc. (developers of environmental projects).
         DAVID D. DOWNES,  210 Allegheny Ave.,  Towson, MD 21204. Date of Birth:
7/16/35. Trustee since 1995. Mr. Downes is an attorney in private practice (since October 1996). Prior thereto he was a partner (1989-1995) and of counsel (1995-Sept. 1996) of Venable, Baetjer & Howard (law firm).

         SIR VICTOR GARLAND, 15 Wilton Place, Knightsbridge, London, SW1X 8RL. Date of Birth: 5/5/34. Trustee since August 2000. He has been a private investor since 1984. He is President of The Govett Funds, Inc. and a director of a number of U.K. public companies. He is the former Australian Ambassador to the U.K. and a former director of Prudential Assurance Corporation in the U.K.

         CHARLOTTE R. KERR, American City Building, 10227 Wincopin Circle, Suite 108, Columbia, MD 21044. Date of Birth: 9/26/46. Trustee since 1993. Ms. Kerr is a practitioner and faculty member at the Traditional Acupuncture Institute.

         THOMAS SCHWEIZER, 8626 Tower Bridge Way, Lutherville, MD 21093. Date of
Birth: 8/21/22. Trustee since 1993. Prior to his retirement in 1987, Mr. Schweizer was self-employed. He currently is a board member of various charitable organizations and hospitals.

         RICHARD B. SEIDEL,  770 Hedges Lane,  Wayne,  PA 19087.  Date of Birth:
4/20/41. Trustee since 1998. Mr. Seidel is a Director and President (since 1994) of Girard Partners, Ltd. (a registered broker-dealer).

         *RICK A. GOLD, 100 East Pratt Street, 15th Floor, Baltimore, MD 21202. Date of Birth: 8/4/49. President since March 2000 and Trustee since June 2000. Mr. Gold is Executive Vice President of the Asset Management Group of Allfirst Financial Inc., the parent company to Allfirst Bank and AIA.

         JAMES F. VOLK, Date of Birth: 8/28/62. Controller, Treasurer and Chief Financial Officer since March 1997. Mr. Volk is Director of Investment Accounting Operations. He joined SEI Investments Mutual Fund Services in February 1996 and is co-director of the

International Fund Accounting Group. From December 1993 to January 1996, Mr. Volk was Assistant Chief Accountant of the SEC's Division of Investment Management.

         MICHELE L. DALTON, 100 East Pratt Street, 15th Floor, Baltimore, MD 21202. Date of Birth: 2/16/59. Vice President and Assistant Secretary since March 2000. Ms. Dalton is a Senior Vice President of Allfirst Financial Inc. since 1994.

         TODD CIPPERMAN, Date of Birth: 2/14/66. Vice President and Assistant Secretary since November 1995. Mr. Cipperman is Senior Vice President and General Counsel of SEI Investments since January 2000. From 1995 to 1999, he served as Vice President and Assistant Secretary of SEI Investments Company.

         LYDIA A. GAVALIS, Date of Birth: 6/5/64. Vice President and Assistant Secretary since 1998. Ms. Gavalis is Vice President and Assistant Secretary of SEI Investments Company since 1998. Prior to 1998, she was Assistant General Counsel and Director of Arbitration for the Philadelphia Stock Exchange.

         JAMES R. FOGGO, Date of Birth: 6/30/64. Vice President and Assistant Secretary since 1998. Mr. Foggo is Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. In 1998, Mr. Foggo was an Associate with Paul Weiss, Rifkind, Wharton & Garrison. From 1995 to 1998, Mr. Foggo was an Associate with Baker & McKenzie.

         TIMOTHY D. BARTO, Date of Birth: 3/28/68. Vice President and Assistant Secretary since March 2000. Mr. Barto is Vice President and Assistant Secretary of SEI Investments Company since November 1999. From 1997 to 1999, Mr. Barto was an Associate at Dechert Price & Rhoads. From 1994 to 1997, he was an Associate at Richter, Miller & Finn.

         CHRISTINE M. MCCULLOUGH, Date of Birth: 12/5/60. Vice President and Assistant Secretary since March 2000. Ms. McCullough is Vice President and Assistant Secretary of SEI Investments Company since November 1999. From 1991 to 1999, Ms. McCullough was an Associate at White & Williams.

         THOMAS R. RUS, 100 East Pratt Street, 15th Floor, Baltimore, MD 21202. Date of Birth: 10/11/59. Secretary since March 2000. Mr. Rus is Vice President and Trust Counsel of Allfirst Trust Company, N.A. and Allfirst Bank. He is also Compliance Officer of Allfirst Trust Company, N.A. and ARK Funds. He has been with Allfirst Trust Company, N.A. since 1995.

                           TRUSTEE COMPENSATION TABLE

         The following table sets forth information describing the compensation of each current Trustee of the Fund for his or her services as Trustee for the fiscal year ended April 30, 2001.


                                                               PENSION OR           ESTIMATED
                                                               RETIREMENT            ANNUAL             TOTAL
                                     AGGREGATE                BENEFITS ACCRUED      RETIREMENT       COMPENSATION
                                     COMPENSATION             FROM THE FUND       FROM THE FUND      FROM THE FUND
NAME OF TRUSTEE                      FROM THE FUND            COMPLEX(1)            COMPLEX(1)         COMPLEX(1)
---------------                      -------------            -----------------   -------------      -------------
Cowie, Jr., William H.                $25,000                      --                   --           $25,000
Downes, David D.                      $20,000                      --                   --           $20,000
Garland, Sir Victor                   $14,000                      --                   --           $14,000
Gold, Rick A.(2)                      $0                           --                   --           $0
Kerr, Charlotte R.                    $20,000                      --                   --           $20,000
Schweizer, Thomas                     $20,000                      --                   --           $20,000
Seidel, Richard B.                    $20,000                      --                   --           $20,000

-------------------

(1) The Fund's Trustees did not receive any pension or retirement benefits from the Fund as compensation for the services as Trustees. The Fund has adopted a retirement policy, which calls for the retirement of Trustees when they reach the age of 75. Trustees who were 75 at the time of the June 1999 meeting will be allowed to serve an additional two years. The Fund is the sole investment company in the fund complex.
(2) Interested persons of the Fund do not receive any compensation for their services as Trustees.


                               INVESTMENT ADVISOR

         The investment advisor of the Fund is Allied Investment Advisors, Inc. ("AIA" or the "Advisor"). AIA provides (or supervises any Sub-advisor who
provides)  the  Portfolios  with  day-to-day   management   services  and  makes
investment decisions on the Portfolios' behalf in accordance with each Portfolio's investment policies. AIB Govett, Inc. ("AIB Govett") serves as Sub-advisor to the International Equity Portfolio and Emerging Markets Equity Portfolio. As Sub-advisor, AIB Govett furnishes an investment program in respect of, and makes investment decisions for, all assets of the Portfolios and places all orders for the purchase and sale of securities on behalf of the Portfolios.

         Retail Class A and Retail Class B shares are available for purchase through Allfirst Brokerage Corporation ("Allfirst Brokerage") and other registered broker dealers. Institutional and Institutional II Class shares of the Fund are held by accounts over which Allfirst Trust Company, N.A. ("Allfirst Trust") serves in a fiduciary capacity. Allfirst Trust also provides custodial and administrative services to the Fund. AIA, Allfirst Trust and Allfirst Brokerage are wholly-owned subsidiaries of Allfirst Bank, a Maryland-chartered Federal Reserve member bank based in Baltimore, Maryland. Allfirst Bank is a wholly-owned subsidiary of Allfirst Financial Inc., which is owned by Allied Irish Banks, p.l.c. ("AIB"), an international financial services organization based in Dublin, Ireland. AIB Govett is an indirect, majority-owned subsidiary of AIB.

         Pursuant to an investment advisory agreement with the Fund, AIA furnishes, at its own expense, all services, facilities and personnel necessary
to  manage  each  applicable   Portfolio's
investments and effect portfolio transactions on its behalf. Pursuant to an investment sub-advisory agreement with the Fund, AIB Govett furnishes, at its own expense, all services, facilities and personnel necessary to manage the International Equity Portfolio's, and Emerging Markets Equity Portfolio's investments and effect portfolio transactions on its behalf.

         The advisory contracts have been approved by the Board of Trustees and will continue in effect with respect to a Portfolio only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of the Portfolio, and in either case by a majority of the Trustees who are not parties to the advisory contract or interested persons of any such party, at a meeting called for the purpose of voting on the advisory contract. The advisory contracts are terminable with respect to a Portfolio without penalty on 60 days' written notice when authorized either by vote of the shareholders of the Portfolio or by a vote of a majority of the Trustees, or by AIA (and, in the case of the sub-advisory agreement, AIB Govett), on 60 days' written notice, and will automatically terminate in the event of its assignment.

         The advisory contracts provide that, with respect to each Portfolio, neither AIA or AIB Govett, nor their personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance by either AIA or AIB Govett of its duties or by reason of reckless disregard of its obligations and duties under the advisory contract. The advisory contracts provide that AIA and AIB Govett may render services to others.

         For the fiscal year ended April 30, 2001, the advisory fee payable to AIA with respect to the U.S. Treasury Money Market Portfolio was $1,116,595 of which $267,976 was waived; with respect to the U.S. Government Money Market Portfolio was $3,852,090 of which $1,685,459 was waived; with respect to the Money Market Portfolio was $2,851,272 of which $1,482,653 was waived; with respect to the Tax-Free Money Market Portfolio was $347,948 of which $222,688 was waived; with respect to the Short-Term Treasury Portfolio was $152,397 of which $0 was waived; with respect to the Short-Term Bond Portfolio was $631,761 of which $42,117 was waived; with respect to the Maryland Tax-Free Portfolio was $742,979 of which $182,888 was waived; with respect to the Pennsylvania Tax-Free Portfolio was $1,069,180 of which $0 was waived; with respect to the Intermediate Fixed Income Portfolio was $749,586 of which $137,425 was waived; with respect to the U.S. Government Bond Portfolio was $1,112,229 of which $133,468 was waived; with respect to the Income Portfolio was $2,289,034 of which $343,356 was waived; with respect to the Balanced Portfolio was $2,538,232 of which $351,448 was waived; with respect to the Equity Income Portfolio was $593,195 of which $50,844 was waived; with respect to the Value Equity Portfolio was $3,782,192 of which $491,682 was waived; with respect to the Equity Index Portfolio was $257,048 of which $151,871 was waived; with respect to the Blue Chip Equity Portfolio was $2,142,546 of which $306,074 was waived; with respect to the Capital Growth Portfolio was $1,761,847 of which $125,846 was waived; with respect to the Mid-Cap Equity Portfolio was $783,501 of which $58,761 was waived; with respect to the Small-Cap Equity Portfolio was $992,167 of which $12,402 was waived; with respect to the International Equity Portfolio (for the six-month period ended April 30, 2001) was $229,390 of which $11,470 was waived; and with respect to the Emerging Markets Equity Portfolio was $40,171 of which $12,122 was waived. The fees set forth above for International

Equity Portfolio are payable pursuant to an advisory agreement with AIA which provides a different fee schedule.

         For the fiscal year ended April 30, 2000, the advisory fee payable to AIA with respect to the U.S. Treasury Money Market Portfolio was $1,069,281 of which $256,621 was waived; with respect to the U.S. Government Money Market Portfolio was $4,097,213 of which $1,802,784 was waived; with respect to the Money Market Portfolio was $2,552,707 of which $1,331,740 was waived; with respect to the Tax-Free Money Market Portfolio was $404,848 of which $259,105 was waived; with respect to the Short-Term Treasury Portfolio was $166,816 of which $0 was waived; with respect to the Short-Term Bond Portfolio was $733,885 of which $48,926 was waived; with respect to the Maryland Tax-Free Portfolio was $798,297 of which $196,505 was waived; with respect to the Pennsylvania Tax-Free Portfolio was $1,259,448 of which $0 was waived; with respect to the Intermediate Fixed Income Portfolio was $649,351 of which $119,048 was waived; with respect to the U.S. Government Bond Portfolio was $1,553,644 of which $186,440 was waived; with respect to the Income Portfolio was $2,131,017 of which $319,656 was waived; with respect to the Balanced Portfolio was $1,368,479 of which $189,483 was waived; with respect to the Equity Income Portfolio was $651,047 of which $55,803 was waived; with respect to the Value Equity Portfolio was $4,786,521 of which $622,241 was waived; with respect to the Equity Index Portfolio was $242,277 of which $157,204 was waived; with respect to the Blue Chip Equity Portfolio was $1,639,547 of which $234,218 was waived; with respect to the Capital Growth Portfolio was $1,220,718 of which $87,195 was waived; with respect to the Mid-Cap Equity Portfolio was $606,168 of which $45,462 was waived; with respect to the Small-Cap Equity Portfolio was $499,955 of which $6,249 was waived; and with respect to the International Equity Selection Portfolio was $222,921 of which $34,295 was waived. Effective August 8, 2000, the fees set forth above for International Equity Portfolio are payable pursuant to an advisory agreement with AIA which provides a different fee schedule.

         For the fiscal year ended April 30, 1999, the advisory fee payable to AIA with respect to the U.S. Treasury Money Market Portfolio was $1,076,083 of which $258,255 was waived; with respect to the U.S. Government Money Market Portfolio was $4,172,358 of which $1,835,842 was waived; with respect to the Money Market Portfolio was $1,959,252 of which $1,097,179 was waived; with respect to the Tax-Free Money Market Portfolio was $391,788 of which $250,747 was waived; with respect to the Short-Term Treasury Portfolio was $152,294 of which $0 was waived; with respect to the Short-Term Bond Portfolio was $983,974 of which $65,598 was waived; with respect to the Maryland Tax-Free Portfolio was $761,925 of which $187,552 was waived; with respect to the Pennsylvania Tax-Free Portfolio was $1,442,998 of which $0 was waived; with respect to the Intermediate Fixed Income Portfolio was $563,525 of which $103,313 was waived; with respect to the U.S. Government Bond Portfolio was $1,986,405 of which $238,374 was waived; with respect to the Income Portfolio was $2,086,212 of which $312,937 was waived; with respect to the Balanced Portfolio was $820,804 of which $113,652 was waived; with respect to the Equity Income Portfolio was $724,219 of which $62,075 was waived; with respect to the Value Equity Portfolio was $5,913,639 of which $768,762 was waived; with respect to the Equity Index Portfolio was $134,964 of which $95,275 was waived; with respect to the Blue Chip Equity Portfolio was $981,292 of which $140,183 was waived; with respect to the Capital Growth Portfolio was $591,773 of which $42,271 was waived; with respect to the Mid-Cap Equity Portfolio was $444,981 of which $33,373 was waived; with respect to the Small-Cap Equity Portfolio was $221,721 of which $2,772 was waived; and with respect to the International Equity Selection Portfolio was $232,924 of which $35,834 was waived.

          The Pennsylvania Tax-Free Money Market Portfolio commenced operations on May 1, 2001. Accordingly, this Portfolio paid no advisory fees for the fiscal year ended April 30, 2001.

         In addition to receiving its advisory or sub-advisory fee, AIA and AIB Govett may also act and be compensated as investment manager for clients with respect to assets which are invested in a Portfolio. In some instances AIA and AIB Govett may elect to credit against any investment management fee received from a client who is also a shareholder in a Portfolio an amount equal to all or a portion of the fee received by AIA and AIB Govett, or their affiliates, from a Portfolio with respect to the client's assets invested in the Portfolio.

         Each Portfolio has, under the advisory contract, confirmed its obligation to pay all expenses, including interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; organization costs and costs of maintaining existence; costs of preparing and printing the Portfolios' prospectuses, statements of additional information and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio accounting and other required books and accounts of calculating the NAV of shares of the Portfolios; costs of reproduction, stationery and supplies; compensation of Trustees and officers of the Fund and costs of other personnel performing services for the Fund who are not officers of the Administrator or Distributor, or their respective affiliates; costs of shareholder meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; fees payable under the advisory contracts and under the administration agreement, and all other fees and expenses paid by the Portfolios.

                   ADMINISTRATOR AND DISTRIBUTION ARRANGEMENTS

ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Mutual Funds Services serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Portfolios, except those performed by AIA and/or AIB Govett under the advisory contracts, by the Distributor under the distribution agreement and by Allfirst Trust under the sub-administration and custodian agreements.

         Under its administration agreement with the Fund, the Administrator has agreed to maintain office facilities for the Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Fund's operations other than those discussed above. Under the administration agreement, the Administrator also provides fund accounting and related accounting services. The Administrator may delegate its responsibilities under the administration agreement with the Fund's written approval.

         The Administrator, a Delaware business trust, has its principal business offices at 1 Freedom Valley Drive, Oaks, PA 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers.

         For the fiscal year ended April 30, 2001, the administration fee payable to the Administrator with respect to the U.S. Treasury Money Market Portfolio was $580,626; with respect to the U.S. Government Money Market
Portfolio was $2,003,075; with respect to the Money Market Portfolio was $1,482,653; with respect to the Tax-Free Money Market Portfolio was $180,932; with respect to the Short-Term Treasury Portfolio was $56,605; with respect to the Short-Term Bond Portfolio was $109,505; with respect to the Maryland Tax-Free Portfolio was $148,595; with respect to the Pennsylvania Tax-Free Portfolio was $213,834; with respect to the Intermediate Fixed Income Portfolio was $162,409; with respect to the U.S. Government Bond Portfolio was $192,785; with respect to the Income Portfolio was $495,955; with respect to the Balanced Portfolio was $507,643; with respect to the Equity Income Portfolio was $110,164; with respect to the Value Equity Portfolio was $491,682; with respect to the Equity Index Portfolio was $167,080 of which $53,454 was waived; with respect to Blue Chip Equity Portfolio was $397,899; with respect to the Capital Growth Portfolio was $327,198; with respect to the Mid-Cap Equity Portfolio was $127,318; with respect to the Small-Cap Portfolio was $161,226; with respect to the International Equity Portfolio (for the six-month period ended April 30,
2001) was $29,820; and with respect to the Emerging Markets Equity Portfolio (for the six-month period ended April 30, 2001) was $5,221.

         For the fiscal year ended April 30, 2000, the administration fee payable to the Administrator with respect to the U.S. Treasury Money Market Portfolio was $556,021; with respect to the U.S. Government Money Market
Portfolio was $2,130,534; with respect to the Money Market Portfolio was $1,327,397; with respect to the Tax-Free Money Market Portfolio was $210,519; with respect to the Short-Term Treasury Portfolio was $61,960; with respect to the Short-Term Bond Portfolio was $127,206; with respect to the Maryland Tax-Free Portfolio was $59,658; with respect to the Pennsylvania Tax-Free Portfolio was $251,887; with respect to the Intermediate Fixed Income Portfolio was $140,691; with respect to the U.S. Government Bond Portfolio was $269,296; with respect to the Income Portfolio was $461,715; with respect to the Balanced Portfolio was $273,693; with respect to the Equity Income Portfolio was $120,908; with respect to the Value Equity Portfolio was $622,241; with respect to the Equity Index Portfolio was $157,478 of which $72,431 was waived; with respect to Blue Chip Equity Portfolio was $304,484; with respect to the Capital Growth Portfolio was $226,703; with respect to the Mid-Cap Equity Portfolio was $98,502; with respect to the Small-Cap Portfolio was $81,242; and with respect to the International Equity Selection Portfolio was $44,584.

         For the fiscal year ended April 30, 1999, the administration fee payable to the Administrator with respect to the U.S. Treasury Money Market Portfolio was $559,558; with respect to the U.S. Government Money Market
Portfolio was $2,169,604; with respect to the Money Market Portfolio was $1,018,801; with respect to the Tax-Free Money Market Portfolio was $203,728; with respect to the Short-Term Treasury Portfolio was $56,566; with respect to the Short-Term Bond Portfolio was $170,554; with respect to the Maryland Tax-Free Portfolio was $152,383; with respect to the Pennsylvania Tax-Free Portfolio was $288,596; with respect to the Intermediate Fixed Income Portfolio was $122,095; with respect to the U.S. Government Bond Portfolio was $344,307; with respect to the Income Portfolio was $452,006; with respect to the Balanced Portfolio was $164,159; with respect to the Equity Income Portfolio was $134,496; with respect to the Value Equity Portfolio was $768,762; with respect to the Equity Index Portfolio was $27,405; with respect to Blue Chip Equity Portfolio was $182,238; with respect to the Capital Growth Portfolio was $109,899; with respect to the Mid-Cap Equity Portfolio was $72,308; with respect to the Small-Cap Equity Portfolio was $36,029; and with respect to the International Equity Selection Portfolio was $46,584.

         The Pennsylvania Tax-Free Money Market Portfolio commenced operations on May 1, 2001. Accordingly, this Portfolio paid no administration fees for the fiscal year ended April 30, 2001.

         The administration agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the agreement by the appointment of a subcontractor and the Administrator shall be responsible to the Fund for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Portfolio resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and Allfirst Trust, Allfirst Trust performs services, which may include clerical, bookkeeping, accounting, stenographic, and administrative services, for which it receives a fee, paid by the Administrator, at the annual rate of up to 0.0275% of aggregate average net assets. For the fiscal years ended April 30, 1999, April 30, 2000 and April 30, 2001, the Administrator paid a sub-administration fee to Allfirst Trust for the Fund of $1,492,171, $1,580,669 and $1,811,589, respectively.


DISTRIBUTION AND SHAREHOLDER SERVICE ARRANGEMENTS

         SEI  Investments  Distribution  Co.  (formerly SEI  Financial  Services
Company) serves as the distributor (the "Distributor") of the Fund. The Distributor offers shares continuously and has agreed to use its best efforts to solicit purchase orders. Distribution fees are paid to the Distributor for the sale and distribution of Portfolio shares pursuant to a Distribution Agreement on behalf of each Portfolio. The Distributor pays all distribution fees as sales commissions to selling brokers. Shareholder services fees are paid to
Shareholder Services Agents which compensates qualified intermediaries for individual shareholder services and account maintenance. These functions include, but are not limited to, answering shareholder questions and handling correspondence, assisting customers, and account record-keeping and maintenance.

RULE 12B-1 DISTRIBUTION AND /OR SHAREHOLDER SERVICE PLANS

          The Fund's Board of Trustees has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act on behalf of the Retail Class A of each Portfolio. The plan permits payment of distribution fees up to 0.75% of the average net assets of the class. The Trustees have authorized payment of the following distribution fees by Retail Class A:

--------------------------------------- ----------------------------------------
                                        PERCENTAGE OF AVERAGE NET ASSETS

PORTFOLIO
--------------------------------------- ----------------------------------------

Money Market Portfolios                 0.25%
--------------------------------------- ----------------------------------------

Maryland Tax-Free Portfolio             0.30%
Pennsylvania Tax-Free Portfolio
Income Portfolio
Intermediate Fixed Income Portfolio
Short-Term Bond Portfolio
U.S. Government Bond Portfolio
--------------------------------------- ----------------------------------------

Short-Term Treasury Portfolio           0.40%
Balanced Portfolio
Equity Income Portfolio
Value Equity Portfolio
Capital Growth Portfolio
Mid-Cap Equity Portfolio
Small-Cap Equity Portfolio
International Equity Portfolio
Equity Index Portfolio
Emerging Markets Equity Portfolio
--------------------------------------- ----------------------------------------

Blue Chip Equity Portfolio              0.55%
--------------------------------------- ----------------------------------------

          For the fiscal year ended April 30, 2001, the Retail Class A of the Portfolios paid distribution fees in the following amounts: $50,506 for the U.S. Treasury Money Market Portfolio, $343,437 for the U.S. Government Money Market Portfolio, $694,869 for the Money Market Portfolio, $92,495 for the Tax-Free Money Market Portfolio, $22,005 for the Short-Term Treasury Portfolio, $61,227 for the Maryland Tax-Free Portfolio, $7,370 for the Pennsylvania Tax-Free Portfolio, $5,831 for the U.S. Government Bond Portfolio, $19,348 for the Income Portfolio, $110,344 for the Balanced Portfolio, $8,888 for the Equity Income Portfolio, $19,341 for the Equity Index Portfolio, $18,350 for the Value Equity Portfolio, $177,081 for the Blue Chip Equity Portfolio, $126,030 for the Capital Growth Portfolio, $6,777 for the Mid-Cap Equity Portfolio, $114,095 for the Small-Cap Equity Portfolio, $12,537 for the International Equity Portfolio (for the six-month period ended April 30, 2001), and $10,041 for the Emerging Markets Equity Portfolio (for the six-month period ended April 30, 2001). The Pennsylvania Tax-Free Money Market Portfolio commenced operations on May 1, 2001. Accordingly, the Retail Class A of this Portfolio paid no distribution fees for the fiscal year ended April 30, 2001.

          Prior to August 12, 2000, the Govett International Equity Fund (currently, International Equity Portfolio) and the Govett Emerging Markets
Equity Fund (currently, Emerging Markets Equity Portfolio) paid another distributor 0.35% of the average net assets of each fund's Class A Retail shares.

          For the fiscal year ended April 30, 2000, the Retail Class A of the Portfolios paid distribution fees in the following amounts: $56,408 for the U.S. Treasury Money Market Portfolio, $344,339 for the U.S. Government Money Market Portfolio, $657,561 for the Money Market Portfolio, $121,331 for the Tax-Free Money Market Portfolio, $17,767 for the Income Portfolio, $86,334 for the Balanced Portfolio, $87,892 for the Capital Growth Portfolio, $1,806 for the Mid-Cap Equity Portfolio, $13,677 for the Small-Cap Equity Portfolio, $156,325 for the Blue Chip Equity Portfolio, $30,845 for the Short-Term Treasury
Portfolio, $76,779 for the Maryland Tax-Free Portfolio, $11,257 for the Pennsylvania Tax-Free Portfolio, $6,374 for the U.S. Government Bond Portfolio, $8,522 for the Equity Income Portfolio, $16,141 for the Equity Index Portfolio, $13,857 for the Value Equity Portfolio and $5,527 for the International Equity Selection Portfolio.

         For the fiscal year ended April 30, 1999, the Retail Class A of the Portfolios paid distribution fees in the following amounts: $69,823 for the U.S. Treasury Money Market Portfolio, $228,796 for the U.S. Government Money Market Portfolio, $541,144 for the Money Market Portfolio, $68,932 for the Tax-Free Money Market Portfolio, $19,710 for the Income Portfolio, $49,428 for the Balanced Portfolio, $43,220 for the Capital Growth Portfolio, $4,724 for the Small-Cap Equity Portfolio, $117,918 for the Blue Chip Equity Portfolio, $35,889 for the Short-Term Treasury Portfolio, $71,337 for the Maryland Tax-Free Portfolio, $7,866 for the Pennsylvania Tax-Free Portfolio, $2,110 for the U.S. Government Bond Portfolio, $8,740 for the Equity Income Portfolio; $6,354 for the Equity Index Portfolio, $5,851 for the Value Equity Portfolio and $2,970 for the International Equity Selection Portfolio.

          In addition, the Fund's Board of Trustees has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act on behalf of the Retail Class B and the Institutional II Class, respectively. Pursuant to the plan for Retail Class B, distribution fees of 0.75% and service fees of 0.25% of the average net assets of the Portfolios are paid. The plan for Institutional II Class permits payment of distribution and service fees of up to 0.75% of the average net assets of the class. The Board has authorized the payment of distribution and service fees of up to 0.75%, as a percentage of average daily net assets of the class.


         For the fiscal year ended April 30, 2001, Retail Class B of the Money Market Portfolio paid $287, Maryland Tax-Free Portfolio paid $2,738,
Pennsylvania Tax-Free Portfolio paid $632, Income Portfolio paid $3,637, Balanced Portfolio paid $98,777, Value Equity Portfolio paid $4,800, Blue Chip Equity Portfolio paid $97,101, Capital Growth Portfolio paid $120,302, and Small-Cap Equity Portfolio paid $60 in distribution fees.

          For the fiscal year ended April 30, 2001, the Retail Class B of the Portfolios paid shareholder service fees in the following amounts: $96 for the Money Market Portfolio, $913 for the Maryland Tax-Free Portfolio; $211 for the Pennsylvania Tax-Free Portfolio; $1,212 for the Income Portfolio; $32,925 for the Balanced Portfolio; $1,600 for the Value Equity Portfolio; $32,367 for the Blue Chip Equity Portfolio; $40,101 for the Capital Growth Portfolio; and $20 for the Small-Cap Equity Portfolio.

         For the fiscal year ended April 30, 2000, the Retail Class B of the Portfolios paid distribution fees in the following amounts: $1,470 for the Pennsylvania Tax-Free Portfolio; $3,029 for the Income Portfolio; $48,146 for the Balanced Portfolio; $47,712 for the Blue Chip Equity Portfolio; $3,035 for the Value Equity Portfolio; and $52,907 for the Capital Growth Portfolio.

          For the fiscal year ended April 30, 2000, Retail Class B of the Income Portfolio paid $1,009, Balanced Portfolio paid $16,048, Blue Chip Equity Portfolio paid $15,904 and Capital Growth Portfolio paid $17,635 in shareholder service fees.

          For the fiscal year ended April 30, 1999, the Retail Class B of the Portfolios paid distribution fees in the following amounts: $45 for the Money Market Portfolio; $695 for the Income Portfolio; $3,747 for the Balanced Portfolio; $5,719 for the Blue Chip Equity Portfolio; $248 for the Value Equity Portfolio; and $3,107 for the Capital Growth Portfolio.

          For the fiscal year ended April 30, 1999, Retail Class B of the Money Market Portfolio paid $15, Income Portfolio paid $232, Balanced Portfolio paid $1,249, Blue Chip Equity Portfolio paid $16,757, Value Equity Portfolio paid $83, and Capital Growth Portfolio paid $1,035 in shareholder service fees.

         For the fiscal year ended April 30, 2001, the Institutional II Class of the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio paid distribution fees of $199,786, $192,728, $534,702 and $59,598, respectively.
Institutional II Class shares of the Pennsylvania Tax-Free Money Market Portfolio commenced operations on May 1, 2001. Accordingly, Institutional II Class of the Portfolio paid no Institutional II Class distribution fees for the fiscal year ended April 30, 2001.

         For the fiscal year ended April 30, 2000, the Institutional II Class of the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio paid distribution fees of $169,000, $177,000, $380,000 and $58,000, respectively.

         For the fiscal year ended April 30, 1999, the Institutional II Class of the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio paid distribution fees of $138,487, $180,079, $203,976 and $52,457, respectively.

SHAREHOLDER SERVICE PLANS

         The Board of Trustees has adopted a Shareholder Services Plan on behalf of the Retail Class A and the Institutional Class of each Portfolio, respectively. Each plan permits payment of service fees to participating qualified intermediaries at an annual rate of up to 0.25% of the average net assets of Retail Class A shares, or up to 0.15% of average net assets of Institutional Class shares, attributable to their customers. Currently, the Trustees have set service fees at 0.15% of the average net assets for Retail Class A and Institutional Class shares.

         For the fiscal year ended April 30, 2001, Retail Class A of the U.S. Treasury Money Market Portfolio paid $12,122, U.S. Government Money Market Portfolio paid $82,428, Money Market Portfolio paid $166,771, and Tax-Free Money Market Portfolio paid $22,199 in shareholder service fees. The Pennsylvania Tax-Free Money Market Portfolio commenced operations on May 1, 2001. Accordingly, the Retail Class A of this Portfolio paid no shareholder service fees for the fiscal year ended April 30, 2001.

         For the fiscal year ended April 30, 2000, Retail Class A of the U.S. Treasury Money Market Portfolio paid $13,538, U.S. Government Money Market Portfolio paid $82,642, Money Market Portfolio paid $157,817, and Tax-Free Money Market Portfolio paid $29,119 in shareholder service fees.

         For the fiscal year ended April 30, 1999, Retail Class A of the U.S. Treasury Money Market Portfolio paid $16,757, U.S. Government Money Market Portfolio paid $54,910, Money Market Portfolio paid $129,872 and Tax-Free Money Market Portfolio paid $16,543 in shareholder service fees.

         For the fiscal year ended April 30, 2001, Institutional Class of the U.S. Treasury Money Market Portfolio paid $234,598, U.S. Government Money Market Portfolio paid $1,019,988, Money Market Portfolio paid $404,848, Tax-Free Money Market Portfolio paid $49,960, Short-Term Treasury Portfolio paid $20,844, Short-Term Bond Portfolio paid $50,542, Maryland Tax-Free Portfolio paid $107,339, Pennsylvania Tax-Free Portfolio paid $177,604, U.S. Government Bond Portfolio paid $160,562, Intermediate Fixed Income Portfolio paid $137,425, Income Portfolio paid $447,941, Balanced Portfolio paid $488,110, Equity Income Portfolio paid $118,975, Value Equity Portfolio paid $541,248, Blue Chip Equity Portfolio paid $325,966, Capital Growth Portfolio paid $271,185, Mid-Cap Equity Portfolio paid $139,593, Small-Cap Equity Portfolio paid $114,875, and International Equity Portfolio (for the six-month period ended April 30, 2001) paid $26,887 in shareholder service fees. The Pennsylvania Tax-Free Money Market Portfolio commenced operations on May 1, 2001. Accordingly, the Institutional Class of this Portfolio paid no shareholder service fees for the fiscal year ended April 30, 2001.

         For the fiscal year ended April 30, 2000, Institutional Class of the U.S. Treasury Money Market Portfolio paid $233,726, U.S. Government Money Market Portfolio paid $1,106,568, Money Market Portfolio paid $403,634, Tax-Free Money Market Portfolio paid $59,646, Short-Term Treasury Portfolio paid $21,194, Short-Term Bond Portfolio paid $58,710, Maryland Tax-Free Portfolio paid $110,469, Pennsylvania Tax-Free Portfolio paid $208,115, U.S. Government Bond Portfolio paid $225,064, Intermediate Fixed Income Portfolio paid $119,048, Income Portfolio paid $417,192, Balanced Portfolio paid $237,416, Equity Income Portfolio paid $125,438, Value Equity Portfolio paid $661,787, Blue Chip Equity Portfolio paid $231,460, Capital Growth Portfolio paid $185,049, Mid-Cap Equity Portfolio paid $105,628, Small-Cap Equity Portfolio paid $79,834 and International Equity Selection Portfolio paid $44,919 in shareholder service fees.

         For the fiscal year ended April 30, 1999, Institutional Class of the U.S. Treasury Money Market Portfolio paid $191,841, U.S. Government Money Market Portfolio paid $965,908, Money Market Portfolio paid $267,531, Tax-Free Money Market Portfolio paid $56,305, Short-Term Treasury Portfolio paid $17,494, Short-Term Bond Portfolio paid $78,716, Maryland Tax-Free Portfolio paid $71,626, Pennsylvania Tax-Free Portfolio paid $167,382, U.S. Government Bond Portfolio paid $201,067, Intermediate Fixed Income Portfolio paid $72,686, Income Portfolio paid $272,899, Balanced Portfolio paid $94,100, Equity Income Portfolio paid $86,044, Value Equity Portfolio paid $504,823, Blue Chip Equity Portfolio paid $85,415, Capital Growth Portfolio paid $49,329, Mid-Cap Equity Portfolio paid $61,883, Small-Cap Equity Portfolio paid $22,948 and International Equity Selection Portfolio paid $27,969 in shareholder service fees.

         The Pennsylvania Tax-Free Money Market Portfolio commenced operations on May 1, 2001. Accordingly, the Retail Class A and Institutional Class of this Portfolio paid no shareholder service fees for the fiscal year ended April 30, 2001.

PLAN FEE WAIVERS

         The Distributor and/or Shareholder Services Agents may voluntarily waive all or a portion of their fees for certain Portfolios. These waivers are voluntary and may be discontinued at any time.


                                 TRANSFER AGENT

         The Fund has a Transfer Agency and Services Agreement dated November 1, 1995, with SEI Investments Management Corporation. SEI Investments Management Corporation has subcontracted transfer agency services to State Street Bank and Trust Company ("State Street Bank"). State Street Bank maintains an account for each shareholder, provides tax reporting for each Portfolio, performs other transfer agency functions and acts as dividend disbursing agent for each Portfolio.

                                    CUSTODIAN

         Allfirst Trust, 25 South Charles Street, Baltimore, Maryland 21201, serves as custodian for the Portfolios. Under the custody agreement with the Fund, Allfirst Trust holds the Portfolios' securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services provided to the Fund pursuant to the custody agreement, the Fund pays Allfirst Trust a monthly fee at the annual rate of 0.015% of the average net assets of the Portfolios. Allfirst Trust also charges the Portfolios transaction handling fees ranging from $5 to $75 per transaction and receives reimbursement for out-of-pocket expenses. Foreign securities purchased by the Portfolios are held by foreign banks participating in a network coordinated by Bankers Trust, which serves as sub-custodian for the Portfolios holding foreign securities. All expenses incurred through this network are paid by the Portfolios holding foreign securities.


                                 CODE OF ETHICS

         The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics applies to the personal investing activities of all Trustees and officers of the Fund, as well as to designated officers, directors and employees of AIA, AIB Govett and the Distributor. As described below, the Code of Ethics imposes significant restrictions of AIA's and AIB Govett's investment personnel, including the portfolio mangers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Portfolios.

         The Code of Ethics requires that covered employees of AIA, AIB Govett and Trustees who are "interested persons," preclear personal securities investments (with certain exceptions, such as non-volitional purchases, purchases that are part of an automatic dividend reinvestment plan or purchases of securities that are not eligible for purchase by the Portfolios). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Portfolios in the same security. Officers, directors and employees of AIA, AIB Govett and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.

                             DESCRIPTION OF THE FUND


TRUST ORGANIZATION

         The Portfolios are series of ARK Funds, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated October 22, 1992, as amended. Currently, the Fund is comprised of the following thirty Portfolios: U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio, Tax-Free Cash Management Portfolio, Short-Term Treasury Portfolio, Short-Term Bond Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Intermediate Fixed Income Portfolio, U.S. Government Bond Portfolio, Income Portfolio, Balanced Portfolio, Equity Income Portfolio, Value Equity Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Mid-Cap Equity Portfolio, Small-Cap Equity Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Equity Portfolio, Social Issues Capital Growth Portfolio, and Social Issues Small-Cap Equity Portfolio. The Declaration of Trust permits the Board to create additional series and classes of shares.

         A share of each class of a Portfolio represents an interest in the Portfolio's investment portfolio and has similar rights, privileges and preferences. Each class may differ with respect to distribution and/or service fees, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any.

         In the event that an affiliate of AIB ceases to be the investment advisor to the Portfolios, the right of the Fund and Portfolio to use the identifying name "ARK" may be withdrawn.

         The assets of the Fund received for the issue or sale of shares of a Portfolio and all income, earnings, profits and proceeds thereof are allocated to the Portfolio and constitute the underlying assets thereof. The underlying assets of a Portfolio are segregated on the books of account and are charged with the liabilities with respect to the Portfolio and with a share of the general expenses of the Fund. General expenses of the Fund are allocated in proportion to the asset value of the respective Portfolios, except where allocations of direct expense can otherwise fairly be made. The officers of the Fund, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Fund, shareholders of a Portfolio are entitled to receive as a class the underlying assets of the Portfolio available for distribution.


SHAREHOLDER AND TRUSTEE LIABILITY

         The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable for the obligations of the Fund. The Declaration of Trust provides that the Fund shall not have any claim against shareholders, except for the payment of the purchase price of shares, and requires that each agreement, obligation or instrument entered into or executed by the Fund or the Trustees shall include a provision limiting the obligations created thereby to the Fund and its assets. The Declaration of Trust provides for indemnification out of a Portfolio's property of any shareholders of the Portfolio held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that a Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. In view of the above, the risk of personal liability to shareholders is remote.

         The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


SHARES

         Shares of a Portfolio of any class are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders may, as set forth in the Declaration of Trust, call meetings for any purpose related to the Fund, a Portfolio or a class, respectively, including in the case of a meeting of the entire Fund, the purpose of voting on removal of one or more Trustees. The Fund or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolio. If not so terminated, the Fund and the Portfolios will continue indefinitely.

VOTING RIGHTS

         Shareholders of a Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative. The shares of a Portfolio will be voted together, except that only shareholders of a particular class of the Portfolio may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Fund will be voted separately, except when an aggregate vote of all the series is required by law.

SHARE OWNERSHIP

         As of August 3, 2001, the officers and Trustees of the Fund owned less than 1% of the outstanding shares of any Portfolio and the following persons owned beneficially more than 5% of the outstanding shares of the Portfolios and classes indicated. Unless otherwise indicated the address as of August 3, 2001 for the 5% shareholders listed below is: c/o Allfirst Bank, 110 South Paca Street, Baltimore, Maryland 21201.

U.S. TREASURY MONEY MARKET PORTFOLIO

         INSTITUTIONAL CLASS -             Film - First MD Bancorp - Gale  Schaeffer,  First  Bank  Center  M/C,  499
                                           Mitchell Street, Millsboro, DE  19966 (76.37%)

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

         INSTITUTIONAL CLASS -             Film - First MD Bancorp - Gale  Schaeffer,  First Bank Center M/C 501-640,
                                           499 Mitchell Street, Millsboro, DE  19966 (90.84%)


MONEY MARKET PORTFOLIO

         INSTITUTIONAL CLASS -                 Montgomery  Co Bd of Ed  Active  Emp  - G.  Wesley  Girling,  Director
                                               Ins/Ret - Montgomery  County Public  Schools,  850  Hungerford  Drive,
                                               Rockville, MD  20850-1747 (8.58%)




TAX-FREE MONEY MARKET PORTFOLIO

         INSTITUTIONAL CLASS -           Estate of Irving  Goldstein IMA - Susan  Goldstein,  5630 Wisconsin  Avenue,
                                         Apt. #1602, Chevy Chase, MD  20815 (8.11%)

PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

         INSTITUTIONAL CLASS -                 Frances H. Berg - TA - Frances H. Berg, c/o Mrs. Holly B. Casey,  1034
                                               Hodges Circle, Mansfield, GA  30055 (22.10%)

                                               William G. Hintz,  Jr. (DOD  11/20/00) - AL/711-713  - 2000  Cambridge
                                               Avenue, Wyomissing, PA  19610 (16.25%)

                                               William Maier - Ruth Anne Bengtson, 91 Cardinal Road,  Wyomissing,  PA
                                               19610-2517 (5.06%)

SHORT-TERM BOND PORTFOLIO

         INSTITUTIONAL CLASS -                 Trustee  for  York  Container  Co -  Profit  Sharing  Plan  "Gen Fd" -
                                               William Ludwig,  York Container Co., PO Box 3008,  York, PA 17402-0008
                                               (5.03%)

                                       85

PENNSYLVANIA TAX-FREE PORTFOLIO

         INSTITUTIONAL CLASS -             Allfirst  Trust Company of  Pennsylvania,  N.A.,  T/U Revoc With S. Wilson
                                           and Grace M. Pollack - Mrs. S. Wilson  Pollack,  333 N. 26th Street,  Camp
                                           Hill, PA  17011 (8.83%)








U.S. GOVERNMENT BOND PORTFOLIO

         INSTITUTIONAL CLASS -                 AMP  Foundation - The AMP  Foundation,  Attn:  Dave  Henschel,  PO Box
                                               3608 MS 176 48, Harrisburg, PA  17105-3608 (6.02%)


INCOME PORTFOLIO

         INSTITUTIONAL CLASS -                 IBEW  Intl Off Reps & Assts - IBEW,  Attn:  Jeff  Miller,  1125 - 15th
                                               Street, NW, Washington, DC  20005-2765 (19.79%)

                                               IBEW Office Emp Pension Plan - IBEW,  Attn:  Jeff Miller,  1125 - 15th
                                               Street, NW, Washington, DC  20005-2765 (7.26%)

BALANCED PORTFOLIO

         INSTITUTIONAL CLASS -                 Allfirst  Financial Pension Plan - Michael  Driscoll,  Vice President,
                                               Allfirst Bank - Mail code 109-810, 110 S. Paca Street,  Baltimore,  MD
                                               21201 (65.45%)

                                               University  of  MD  Med  Pension  -  Dottie   Laforce  -  Sr.  Benefit
                                               Consultant  - U of MD Med  System,  29 S.  Green  Street  - Room  133,
                                               Baltimore, MD  21201 (15.12%)


                                               Montgomery Co Bd Ed Ret Health - G. Wesley Girling,  Director Ins/Ret,
                                               Montgomery  County Public Schools,  850 Hungerford Dr,  Rockville,  MD
                                               20850-1747 (7.28%)

                                               Smithco Profit Sharing - L.B.  Smith,  Inc.,  Attn:  Robert  Sherwood,
                                               2001 State Road, Camp Hill, PA  17011 (7.71%)

                                       86

VALUE EQUITY PORTFOLIO

         INSTITUTIONAL CLASS -                 Pinnacle  Health System  AIA/Equity,  Pinnacle  Health  System,  Attn:
                                               Fredrick G.  Fetters,  CFO, P.O. Box 8700,  Harrisburg,  PA 17105-8700
                                               (5.38%)

EQUITY INDEX PORTFOLIO

         INSTITUTIONAL CLASS -                 Md Med Comp Ins - Equity - MD Medicine  Comp Ins Program,  Attn:  Jane
                                               C.  McConnell,   11  South  Paca  Street,  Suite  200,  Baltimore,  MD
                                               21201-1791 (13.99%)

                                               Pollock FDN,  T/A - Mrs. S. Wilson  Pollock,  333 N 26th Street,  Camp
                                               Hill, PA  17011 (12.69%)

                                               Lane  Enterprises,  Inc 401K - Lane Enterprises  Inc, Attn:  Daniel N.
                                               Gallagher, 3905 Hartzdale Dr - Suite 514, Camp Hill, PA  17011 (8.99%)

                                               Pollock,  Doug - Douglas W. Pollock,  1358 Pieffers Lane,  Oberlin, PA
                                               17113 (7.93%)

                                               AMP Inc Supp Ben Tr - AMP Inc, Attn:  Lisa Durborow,  P.O. Box 3608 MS
                                               161-04, Harrisburg, PA  17105-3608 (7.45%)

                                               IBEW 229 Pen - Thomas F. Henchey, RR 5, York, PA  17402-9805 (5.67%)

                                               Heating Piping & Refrig,  Mr.  William C. Lamm,  Heating Piping Refrig
                                               Loc #602, 809 Maryland Ave. NE, Washington, DC  20002-5305 (5.49%)

BLUE CHIP EQUITY PORTFOLIO

         INSTITUTIONAL CLASS -                 Allfirst  Financial Pension Plan - Michael  Driscoll,  Vice President,
                                               Allfirst Bank - Mail Code 109-810, 110 S. Paca Street,  Baltimore,  MD
                                               21201 (12.91%)

CAPITAL GROWTH PORTFOLIO

         INSTITUTIONAL CLASS -                 Allfirst  Financial Pension Plan - Michael Driscoll,  Vice President,
                                               Allfirst  Bank - Mail code  109-810,  110 S. Paca Street,  Baltimore,
                                               MD 21201 (10.97%)

                                       87

MID-CAP EQUITY PORTFOLIO

         INSTITUTIONAL CLASS -                 Allfirst  Financial Pension Plan - Michael  Driscoll,  Vice President,
                                               Allfirst Bank - Mail Code 109-810, 110 S. Paca Street,  Baltimore,  MD
                                               21201 (12.70%)




SMALL-CAP EQUITY PORTFOLIO

         INSTITUTIONAL CLASS -                 Allfirst  Financial Pension Plan - Michael  Driscoll,  Vice President,
                                               Allfirst Bank - Mail code 109-810, 110 S. Paca Street,  Baltimore,  MD
                                               21201 (22.33%)

                                               IBEW  Intl Off Reps & Assts - IBEW,  Attn:  Jeff  Miller,  1125 - 15th
                                               Street, NW, Washington, DC  20005-2765 (15.16%)

                                               Health  Alliance of  Pennsylvania  - AllHealth,  Attn:  Arliss  Boyce,
                                               4750 Lindle Road - PO Box 8800, Harrisburg, PA  17105-8800 (5.43%)

                                               IBEW Office Emp Pension Plan - IBEW,  Attn:  Jeff Miller,  1125 - 15th
                                               Street, NW, Washington, DC  20005-2765 (5.36%)


INTERNATIONAL EQUITY PORTFOLIO

         INSTITUTIONAL CLASS -                 Health  Alliance of  Pennsylvania  - AllHealth,  Attn:  Arliss  Boyce,
                                               4750 Lindle Road - PO Box 8800, Harrisburg, PA  17105-8800 (6.01%)


         A shareholder owning beneficially more than 25% of a particular Portfolio's shares may be considered to be a "controlling person" of that Portfolio. Accordingly, its vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Portfolio's other shareholders. Allfirst Bank or its affiliates, however, may receive voting instructions from certain underlying customer or fiduciary accounts and will vote the related shares in accordance with those instructions. In the absence of such instructions, Allfirst Bank or its affiliates will vote those shares of its underlying customer accounts in the same proportion as it votes the shares for which it has received instructions.

                              INDEPENDENT AUDITORS

         KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, is the ARK Funds' independent auditors, providing audit services and consultation in connection with the review of various SEC filings.


                              FINANCIAL STATEMENTS

         Financial statements and financial highlights for the Portfolios for the fiscal year ended April 30, 2001 are included in the Fund's Annual Report for Retail Class A and Class B, Institutional Class, and Institutional II Class Shares. The Annual Report is supplied with this Statement of Additional Information. Financial statements and financial highlights for the Portfolios are incorporated herein by reference.

                                   APPENDIX A


DESCRIPTION OF SELECTED INDICES

Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stock prices and includes reinvestment of dividends.

S&P 500/BARRA Value Index is a widely recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios.

Standard & Poor's MidCap 400 Index is an unmanaged index of common stock prices and includes reinvestment of dividends.

Russell 2000 Index is an unmanaged index of Small-Capitalization stocks that includes reinvestment of dividends.

Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. companies with high growth rates and price-to-book ratios.

Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index is an unmanaged index of over 1,000 foreign securities in Europe, Australia and the Far East, and includes reinvestment of dividends.

Morgan Stanley Capital International Emerging Markets Index is an unmanaged index that represents the general performance of equity markets in emerging markets.

Morgan Stanley Capital International Europe Australia Far East and Emerging Markets Index is an unmanaged index that represents the general performance of the international equity markets including emerging markets.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is a broad measure of bond performance and includes reinvestment of interest. It is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index.

Lehman Brothers Intermediate Government Bond Index is an index comprised of all public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and of corporate debt guaranteed by the U.S. government. The index excludes flower bonds, foreign targeted issues, and mortgage-backed securities.

Lehman Brothers U.S. Credit Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index are rated at least Baa3 by Moody's or BBB- by S&P or, in the case of unrated bonds, BBB by Fitch Investors Service. Collateralized mortgage obligations are not included in the Corporate Bond Index.

The Lehman Brothers Intermediate Government Bond Index and the Lehman Brothers U.S. Credit Index combine to form the Lehman Intermediate Government/Credit Index.

Lehman Brothers Intermediate Corporate Bond Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index have remaining maturities of one to ten years and are rated at least Baa3 by Moody's or BBB- by S&P, or, in the case of unrated bonds, BBB- by Fitch Investors Service.

Lehman Brothers Long-Term Corporate Bond Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index have remaining maturities greater than ten years and are rated at least Baa3 by Moody's or BBB- by S&P, or, in the case of unrated bonds, BBB- by Fitch Investors Service.

The  Lehman  Brothers  Municipal  Bond  Index  is a widely  recognized  index of
long-term   investment-grade   tax-exempt  bonds.  The  index  includes  general
obligation bonds, revenue bonds, insured bonds and prefunded bonds.


DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES

Moody's ratings for state and municipal and other short-term obligations are designated Moody's Investment Grade ("MIG," or "VMIG" for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG-1/VMIG-1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2 - This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG-3/VMIG-3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  -  Satisfactory  capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 -- Speculative capacity to pay principal and interest.


DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of that generic rating category.


DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C - The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.


DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  - Leading market positions in well-established industries.

                  - High rates of return on funds employed.

                  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  - Broad  margins  in  earnings  coverage  of  fixed  financial charges and high internal cash generation.

                  - Well established  access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF S&P'S COMMERCIAL PAPER RATINGS

A-1 - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB - An obligation rated BB is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to non-payment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to non-payment.

C - A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B

                                 2001 TAX RATES

         The following tables show the effect of a shareholder's tax status on effective yield under the Federal and applicable state and local income tax laws for 2001. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 3% to 7%. Of course, no assurance can be given that a Portfolio will achieve any specific tax-exempt yield. While the Portfolios invest principally in obligations whose interest is exempt from Federal income tax (and, in the case of the Maryland Tax-Free Portfolio and the Pennsylvania Tax-Free Portfolio, from Maryland and Pennsylvania state income tax, respectively, as well) other income received by a Portfolio may be taxable.

         Use the first table to find your approximate effective tax bracket taking into account Federal and state taxes for 2001.



                                                       COMBINED
                                                       MARYLAND                   COMBINED      COMBINED
                                                         AND                    PENNSYLVANIA  PENNSYLVANIA
                                    FEDERAL            FEDERAL                  AND FEDERAL  AND FEDERAL
                                     INCOME   MARYLAND EFFECTIVE   PENNSYLVANIA    EFFECTIVE    EFFECTIVE
  SINGLE    RETURN   JOINT   RETURN   TAX     MARGINAL    TAX       MARGINAL         TAX          TAX
 TAXABLE   INCOME*  TAXABLE  INCOME* BRACKET**  RATE    BRACKET***     RATE       BRACKET****   BRACKET*****

    26,251   63,550   43,851 105,950  28.00%    4.80%     33.23%     2.80%         33.34%       30.02%
    63,551  132,600  105,951 161,450  31.00%    4.80%     35.99%     2.80%         36.12%       32.93%
   132,601  288,350  161,451 288,350  36.00%    4.80%     40.60%     2.80%         40.74%       37.79%
   288,351           288,351          39.60%    4.80%     43.91%     2.80%         44.08%       41.29%

* Net amount subject to Federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

*** Combined Maryland and Federal effective tax brackets take into account the highest combined Maryland state and county income tax rate of 7.90% (applicable to residents of St. Mary's County). The table below sets forth the combined Maryland state and county income tax rate in descending order for each county:

                                                    COMBINED
                       COUNTY                         RATE

                      St. Mary's                      7.90%
                      Somerset                        7.88%
                      Harford                         7.86%
                      Wicomico                        7.85%
                      Prince George's                 7.84%
                      Frederick                       7.76%
                      Montgomery                      7.72%
                      Allegany                        7.67%
                      Charles                         7.65%
                      Carroll                         7.60%
                      Cecil                           7.60%
                      Queen Anne's                    7.60%
                      Washington                      7.60%
                      Baltimore                       7.59%
                      Garrett                         7.38%
                      Caroline                        7.37%
                      Dorchester                      7.36%
                      Calvert                         7.35%
                      Kent                            7.34%
                      Anne Arundel                    7.33%
                      Baltimore City                  7.31%
                      Howard                          7.23%
                      Talbot                          6.57%
                      Worcester                       6.05%

Figures are tax-effected to reflect the federal tax benefit for persons who itemized deductions.

**** Combined Pennsylvania and Federal effective tax brackets take into account the Pennsylvania state income tax rate of 2.8% and Philadelphia school district investment income tax rate of 4.6135%. Figures are tax-effected to reflect the Federal tax benefit for persons who itemized deductions. Having determined your effective tax bracket above, use the following table to determine the tax equivalent yield for a given tax-free yield.

***** Combined Pennsylvania and Federal effective tax brackets take into account the highest Pennsylvania state income tax rate of 2.8% but does not take into account any local income tax rate since only residents of the school district of Philadelphia are subject to a local income tax on the net income from the ownership, sale or other disposition of tangible and intangible personal property. Figures are tax-effected to reflect the Federal tax benefit for persons who itemized deductions.

If your combined effective Federal, Maryland state and county personal income tax rate in 2001 is:

           33.23%         35.99%          40.60%          43.91%

To match these tax free rates: Your taxable investment would have to earn the following yield:

            3.00%          4.49%           4.69%           5.05%           5.35%
            4.00%          5.99%           6.25%           6.73%           7.13%
            5.00%          7.49%           7.81%           8.42%           8.91%
            6.00%          8.99%           9.37%          10.10%          10.70%
            7.00%         10.48%          10.94%          11.78%          12.48%


If your combined effective Federal, Pennsylvania state and Philadelphia school district investment income tax rate in 2001 is:

           33.34%         36.12%          40.74%          44.08%

Your taxable investment would have to earn the following yield:

            3.00%          4.50%           4.70%           5.06%           5.36%
            4.00%          6.00%           6.26%           6.75%           7.15%
            5.00%          7.50%           7.83%           8.44%           8.94%
            6.00%          9.00%           9.39%          10.13%          10.73%
            7.00%         10.50%          10.96%          11.81%          12.52%

If your combined effective Federal and Pennsylvania state income tax rate in 2001 is:

           30.02%         32.93%          37.79%          41.29%

Your taxable investment would have to earn the following yield:

            3.00%          4.29%           4.47%           4.82%           5.11%
            4.00%          5.72%           5.96%           6.43%           6.81%
            5.00%          7.14%           7.46%           8.04%           8.52%
            6.00%          8.57%           8.95%           9.65%          10.22%
            7.00%         10.00%          10.44%          11.25%          11.92%

A Portfolio may invest a portion of its assets in obligations that are subject to Federal, state, or county (or City of Baltimore) income taxes. When the Portfolio invests in these obligations, its tax-equivalent yield will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% Federal and state tax free.

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, each Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of the respective investment companies that they have chosen to consider.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. THE YIELDS OF THE RETAIL CLASS A, RETAIL CLASS B, INSTITUTIONAL CLASS OR INSTITUTIONAL II CLASS OF A PORTFOLIO ARE EACH CALCULATED SEPARATELY. THE YIELDS OF THE RETAIL CLASS A, RETAIL CLASS B AND INSTITUTIONAL CLASS OF A PORTFOLIO WILL BE LOWER THAN THOSE OF THE INSTITUTIONAL CLASS OF THE SAME PORTFOLIO, DUE TO HIGHER EXPENSES IN GENERAL.

                         Part C - Other Information Item

Item 23. Exhibits

         (a)      (1)   Declaration of Trust dated October 22, 1992 is
                  incorporated by reference to Exhibit 1 to the Registration Statement.

                  (2) Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 2.

                  (3) Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 2.

                  (4) Amendment dated December 10, 1999, to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 31.

         (b)      By-Laws of the Registrant are incorporated by reference to
                  Exhibit 1(d) to Pre-Effective Amendment No. 2.

         (c)      Not applicable.

         (d)      (1)      Investment Advisory Agreement dated February 12,
                  1998, between the Registrant and Allied Investment Advisors, Inc. is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 31.

                  (2) Investment Subadvisory Agreement dated June 30, 2000, between the Registrant, Allied Investment Advisors,
                  Inc. and AIB Govett, Inc. is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 31.

         (e)      (1)      Distribution Agreement dated November 1, 1995,
                  between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 6.

                  (2) Administration Agreement dated November 1, 1995, between the Registrant and SEI Investments Mutual Fund Services is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 6.

         (f)      Not applicable.

         (g)      (1)      Custody Agreement dated April 1, 1997, between the
                  Registrant and Allfirst Trust Company, National
                  Association, is incorporated herein by reference to Exhibit 8
                  (a) to Post-Effective Amendment No. 17.

                  (2) Subcustody Agreement dated November 9, 1995, between First National Bank of Maryland and Bankers Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 6.

         (h)      (1)      Transfer Agency and Service Agreement dated
                  November 1, 1995, between the Registrant and SEI Investments Mutual Fund Services is incorporated herein by reference to
                  Exhibit 9 to Post-Effective Amendment No. 6.

                  (2) Sub-Administration Agreement dated January 1, 1998, between SEI Investments Management Corporation and Allfirst Trust Company, National Association, is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 17.

         (i) Opinion and consent of legal counsel is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment Nos. 29 and 31.

         (j)      Consent of KPMG LLP (filed herewith).

         (k)      Not applicable.

(l)               Not applicable.

         (m)      (1)   Distribution and Shareholder Services Plan with
                  respect to Retail Class A Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 21.

                  (2) Amended and Restated Distribution and Shareholder Services Plan with respect to Retail Class B Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 31.

                  (3) Shareholder Services Plan for Institutional Class Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 21.

         (n) Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment
                  No. 31.

         (o)      Reserved.

         (p)      (1)   Fund Code of Ethics is incorporated herein by
                  reference to Exhibit (p)(1) to Post-Effective Amendment
                  No. 25.

                  (2) SEI Investments Code of Ethics and Insider Trading Policy is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 25.

Item 24. Persons Controlled by or Under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present trustee or officer. It states that the Registrant shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit or proceeding in which he is involved by virtue of his service as a trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         Allied Investment Advisors, Inc. ("AIA") serves as investment adviser to all Portfolios of the Registrant. A description of the directors and officers of AIA and other required information is included in the Form ADV and schedules thereto of AIA, as amended, on file with the Securities and Exchange Commission (File No. 801-50883) and is incorporated herein by reference.

         AIB Govett, Inc. ("AIB Govett") serves as investment subadviser to the International Equity Portfolio and Emerging Markets Equity Portfolio. A description of the directors and officers of AIB Govett, and other required information, is included in AIB Govett's Form ADV and schedules thereto, as amended, which is on file at the SEC (File No. 801-54821). AIB Govett's Form ADV, as amended, is incorporated herein by reference.


Item 27. Principal Underwriters

         (a) SEI Investments Distribution Co. (the "Distributor") acts as distributor for the Registrant. The Distributor also acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Index Funds                                               July 10, 1985
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Pillar Funds                                              February 28, 1992
STI Classic Funds                                             May 29, 1992
First American Funds, Inc.                                    November 1, 1992
First American Investment Funds, Inc.                         November 1, 1992
The Arbor Fund                                                January 28, 1993
The Achievement Funds Trust                                   December 27, 1994
Bishop Street Funds                                           January 27, 1995
STI Classic Variable Trust                                    August 18, 1995
Huntington Funds                                              January 11, 1996
SEI Asset Allocation Trust                                    April 1, 1996
TIP Funds                                                     April 28, 1996
SEI Institutional Investments Trust                           June 14, 1996
First American Strategy Funds, Inc.                           October 1, 1996
HighMark Funds                                                February 15, 1997
Armada Funds                                                  March 8, 1997
The Expedition Funds                                          June 9, 1997
Alpha Select Funds                                            January 1, 1998
Oak Associates Funds                                          February 27, 1998
The Nevis Fund, Inc.                                          June 29, 1998
The Parkstone Group of Funds                                  September 14, 1998
CNI Charter Funds                                             April 1, 1999
The Armada Advantage Funds                                    May 1, 1999
Amerindo Funds, Inc.                                          July 13, 1999
Huntington VA Funds                                           October 15, 1999
SEI Insurance Products Trust                                  March 29, 1999
Friends Ivory Funds                                           December 16, 1999
iShares Inc.                                                  January 28, 2000
iShares Trust                                                 April 25, 2000
Pitcarin Funds                                                August 1, 2000
First Focus Funds, Inc.                                       October 1, 2000
Johnson Family Funds, Inc.                                    November 1, 2000
The MDL Funds                                                 January 24, 2001

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Directors, officers and partners of SEI Investments Distribution Co.
                                 are as follows:

 NAME AND PRINCIPAL BUSINESS           POSITIONS AND OFFICES WITH                 POSITIONS AND OFFICES WITH
        ADDRESS *                              UNDERWRITER                                  REGISTRANT
 ---------------------------                   ------------                                 -----------
Alfred P. West, Jr.                      Director, Chairman of the Board of
                                         Directors
Richard B. Lieb                          Director and Executive Vice President
Carmen V. Romeo                          Director
Mark J. Held                             President and Chief Operating Officer
Dennis J. McGonigle                      Executive Vice President
Robert M. Silvestri                      Chief Financial Officer and Treasurer
Leo J. Dolan, Jr.                        Senior Vice President
Carl A. Guarino                          Senior Vice President
Jack May                                 Senior Vice President
Hartland J. McKeown                      Senior Vice President
Kevin P. Robins                          Senior Vice President
Patrick K. Walsh                         Senior Vice President
Wayne M. Withrow                         Senior Vice President
Robert Crudup                            Vice President and Managing Director
Barbara Doyne                            Vice President
Vic Galef                                Vice President and Managing Director
John Kirk                                Vice President and Managing Director
Kim Kirk                                 Vice President and Managing Director
John Krzeminski                          Vice President and Managing Director
Carolyn McLaurin                         Vice President and Managing Director
Paul Lonergan                            Vice President and Managing Director
Steven Gardner                           Vice President and Managing Director
Scott Fanatico                           Vice President and Managing Director
Scott W. Dellorfano                      Vice President and Managing Director
John Andersen                            Vice President and Managing Director
Lori White                               Vice President and Assistant
                                          Secretary
Robert Aller                             Vice President
Todd Cipperman                           Senior Vice President and General      Vice President and Assistant
                                         Counsel                                Secretary
Richard A. Deak                          Vice President and Assistant
                                         Secretary
Jeff Drennen                             Vice President
Alan H. Lauder                           Vice President
Lydia A. Gavalis                         Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary
William E. Zitelli, Jr.                  Vice President and Assistant
                                         Secretary
Greg Gettinger                           Vice President
Kathy Heilig                             Vice President
Jeff Jacobs                              Vice President
Samuel King                              Vice President
Mark Nagle                               Vice President
Joanne Nelson                            Vice President
Ellen Marquis                            Vice President
Timothy D. Barto                         Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary
Christine M. McCullough                  Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary
Cynthia M. Parrish                       Vice President and Secretary
Robert Redican                           Vice President
Maria Rinehart                           Vice President

 NAME AND PRINCIPAL BUSINESS           POSITIONS AND OFFICES WITH                 POSITIONS AND OFFICES WITH
        ADDRESS *                              UNDERWRITER                                  REGISTRANT
 ---------------------------                   ------------                                 -----------
Steve Smith                              Vice President
Kathryn L. Stanton                       Vice President
Daniel Spaventa                          Vice President
Sherry K. Vetterlein                     Vice President and Assistant
                                         Secretary

----------------------
* 1 Freedom Valley Drive, Oaks, PA 19456

         (c)   Not applicable.

Item 28. Location of Accounts and Records

The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office located at One Freedom Valley Drive, Oaks, PA 19456. Certain records, including records relating to the Registrant's shareholders, may be maintained pursuant to Rule 31a-3 at the offices of the Registrant's investment adviser, Allied Investment Advisors, Inc., located at 100 E. Pratt Street, Baltimore, MD 21202; its sub-adviser, AIB Govett, Inc., located at 250 Montgomery Street, Suite 1200, San Francisco, CA 94104; and its transfer agent, SEI Investments Mutual Fund Services, located at One Freedom Valley Drive, Oaks, PA 19456. Certain records relating to the physical possession of the Registrant's securities may be maintained at the offices of the Registrant's custodian, Allfirst Trust Company, N.A., located at 25 S. Charles Street, Baltimore, MD 21201.

Item 29. Management Services

         (a)      Not applicable.

Item 30. Undertakings

         (a)      Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 34 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 30th day of August, 2001.

                                       ARK FUNDS

                                       By:  /S/ RICK A. GOLD
                                       -----------------------------------------
                                       Rick A. Gold
                                       President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

 /S/ RICK A. GOLD                        President (principal executive                               August 30, 2001
--------------------------------
Rick A. Gold                             officer)

/S/ JAMES F. VOLK                        Treasurer, Controller and Chief                              August 30, 2001
--------------------------------
James F. Volk                            Financial Officer

                 *                       Trustee
-----------------------------------
William H. Cowie

                 *                       Trustee
-----------------------------------
David D. Downes

                 *                       Trustee
-----------------------------------
Victor Garland

                 *                       Trustee
---------------------------------------
Charlotte R. Kerr

                 *                       Trustee
---------------------------------------
Thomas Schweizer

                 *                       Trustee
---------------------------------------
Richard B. Seidel



* By:    /S/ ALAN C. PORTER                                                                    August 30, 2001
       --------------------------------------------
         Alan C. Porter
         Attorney-in-Fact

An original power-of-attorney authorizing Alan C. Porter to execute amendments to this Registration Statement for each trustee of the Registrant on whose behalf this amendment to the Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.

                                  EXHIBIT INDEX



(a)      (1)      Declaration of Trust      1/

         (2)      Amended and Restated Declaration of Trust   2/

         (3)      Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust
                  dated March 19, 1993  2/

         (4)      Amendment dated December 10, 1999 to the Amended and Restated Declaration of Trust
                  dated March 14, 1993  8/

(b)      By-Laws  2/

(c)      Voting Trust Agreements- None

(d)      (1)      Investment Advisory Agreement between the Registrant and Allied Investment Advisors,
                  Inc. dated February 12, 1998     8/

         (2)      Investment Subadvisory Agreement between the Registrant, Allied Investment
                  Advisors, Inc., and AIB Govett Inc. dated June 30, 2000           8/

(e)      (1)      Distribution Agreement between the Registrant and SEI Investments Distribution Co.
                  dated November 1, 1995     3/

         (2)      Administration Agreement between the Registrant and SEI Investments Mutual Fund
                  Services dated November 1, 1995    3/

(f)      Bonus or Profit Sharing Contracts - Not applicable

(g)      (1)      Custody Agreement between the Registrant and Allfirst Trust Company, National
                  Association dated April 1, 1997                4/

         (2)      Subcustody Agreement between First National Bank of Maryland and Bankers Trust
                  Company dated November 9, 1995           3/

(h)      (1)      Transfer Agency and Service Agreement between the Registrant and SEI Investments
                  Mutual Fund Services dated November 1, 1995        3/

         (2)      Sub-Administration Agreement between SEI Investments Management Corporation and
                  Allfirst Trust Company, National Association dated January 1, 1998     4/

(i)      Opinion and consent of legal counsel                 7/ and 8/

(j)      Consent of KPMG LLP (filed herewith)

(k)      Omitted Financial Statements - Not applicable

(l)      Initial Capital Agreements - Not applicable

(m)      (1)      Distribution and Shareholder Services Plan with respect to Retail Class A Shares        5/


         (2)      Amended and Restated Distribution and Shareholder Services Plan with respect to Retail
                  Class B Shares   8/

         (3)      Shareholder Services Plan for Institutional Class Shares      5/

(n)      Amended and Restated Rule 18f-3 Plan                 8/

(o)      Reserved.

(p)      (1)      Fund Code of Ethics       6/

         (2)      SEI Investments Code of Ethics and Insider Trading Policy     6/


-------------------------

1/       Incorporated by reference to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 23, 1992.


2/       Incorporated by reference to Pre-Effective  Amendment No. 2 to the Registration Statement
         of the Trust on Form N-1A as filed with the SEC on May 4, 1993.


3/       Incorporated by reference to  Post-Effective  Amendment No. 6 to the Registration Statement
         of the Trust on Form N-1A as filed with the SEC on December 12, 1995.


4/       Incorporated by reference to  Post-Effective  Amendment No. 17 to the Registration
         Statement of the Trust on Form N-1A as filed with the SEC on February 6, 1998.


5/       Incorporated by reference to  Post-Effective  Amendment No. 21 to the Registration
         Statement of the Trust on Form N-1A as filed with the SEC on June 29, 1999.


6/       Incorporated by reference to  Post-Effective  Amendment No. 25 to the Registration
         Statement of the Trust on Form N-1A as filed with the SEC on April 13, 2000.


7/       Incorporated by reference to Post-Effective Amendment No. 29 to the Registration
         Statement of the Trust on Form N-1A as filed with the SEC on August 31, 2000.


8/       Incorporated by reference to Post-Effective Amendment No. 31 to the Registration
         Statement of the Trust on Form N-1A as filed with the SEC on February 5, 2001.

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